AUGUST 31, 2024 (Unaudited) :: SHORT 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBX
::
Investments
Principal
Amount Value
Short-Term Investments — 85 .0%
Repurchase Agreements (a) — 85 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $10,386,691
(Cost $10,380,594) $ 10,380,594
$ 10,380,594
Total Investments — 85.0%
(Cost $10,380,594) 10,380,594
Other assets less liabilities — 15.0% 1,825,437
Net Assets — 100.0% $ 12,206,031
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. Treasury 10 Year Note 3 12/19/2024 U.S. Dollar $ 340,547 $ 1,120
Swap Agreements
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
(2,257,684) 11/6/2024 Bank of America NA (5.00)%
ICE U.S. Treasury 7-10 Year
Bond Index 146,220
(6,424,216) 1/14/2025 Citibank NA (5.02)%
ICE U.S. Treasury 7-10 Year
Bond Index 56,966
(3,237,400) 1/14/2025 Goldman Sachs International (5.18)%
ICE U.S. Treasury 7-10 Year
Bond Index 31,385
(11,919,300) 234,571
Total Unrealized
Appreciation
234,571
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT 20+ YEAR TREASURY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBF
::
Investments
Principal
Amount Value
Short-Term Investments — 96 .9%
Repurchase Agreements (a) — 26 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $18,769,170
(Cost $18,758,154) $ 18,758,154
$ 18,758,154
U.S. Treasury Obligations (b) — 70 .2%
U.S. Treasury Bills
5.26%, 12/19/2024 (c)
(Cost $49,223,375) 50,000,000 49,279,236
Total Short-Term Investments
(Cost $67,981,529) 68,037,390
Total Investments — 96.9%
(Cost $67,981,529) 68,037,390
Other assets less liabilities — 3.1% 2,206,384
Net Assets — 100.0% $ 70,243,774
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,057,115.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. Treasury Long Bond 15 12/19/2024 U.S. Dollar $ 1,842,656 $ 20,597
Swap Agreements
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(10,634,952) 12/10/2024 Bank of America NA (5.13)%
ICE U.S. Treasury 20+ Year
Bond Index (1,029,486)
(3,816,987) 11/6/2024 Barclays Capital (5.18)%
ICE U.S. Treasury 20+ Year
Bond Index (1,252,729)
(13,666,241) 11/6/2024 Citibank NA (5.03)%
ICE U.S. Treasury 20+ Year
Bond Index (5,144,339)
(5,785,208) 12/10/2024 Goldman Sachs International (5.05)%
ICE U.S. Treasury 20+ Year
Bond Index (557,426)
(20,443,360) 11/6/2024
Morgan Stanley & Co.
International plc (5.21)%
ICE U.S. Treasury 20+ Year
Bond Index (318,148)
(14,100,829) 11/6/2024 Societe Generale (5.12)%
ICE U.S. Treasury 20+ Year
Bond Index 5,636,480
(68,447,577) (2,665,648)
Total Unrealized
Appreciation
5,636,480
Total Unrealized
Depreciation
(8,302,128)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DOG
::
Investments
Principal
Amount Value
Short-Term Investments — 120 .1%
Repurchase Agreements (a) — 28 .9%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $47,043,960
(Cost $47,016,350) $ 47,016,350
$ 47,016,350
U.S. Treasury Obligations (b) — 91 .2%
U.S. Treasury Bills
5.28%, 10/10/2024 (c) 25,000,000 24,868,187
5.22%, 11/12/2024 (c) 25,000,000 24,757,674
5.01%, 12/5/2024 (c) 100,000,000 98,736,750
Total U.S. Treasury Obligations
(Cost $148,299,915) 148,362,611
Total Short-Term Investments
(Cost $195,316,265) 195,378,961
Total Investments — 120.1%
(Cost $195,316,265) 195,378,961
Liabilities in excess of other assets — (20.1%) (32,660,108)
Net Assets — 100.0% $ 162,718,853
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $40,635,755.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 55 9/20/2024 U.S. Dollar $ 11,454,575 $ (283,108)
Swap Agreements
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(17,996,814) 3/6/2025 Bank of America NA (5.83)%
Dow Jones Industrial
Average
SM
(3,766,634)
(16,749,921) 11/6/2025 Barclays Capital (5.73)%
Dow Jones Industrial
Average
SM
(3,184,747)
(8,520,431) 2/11/2025 BNP Paribas SA (5.63)%
Dow Jones Industrial
Average
SM
(4,542,492)
(10,432,333) 3/6/2025 Citibank NA (5.88)%
Dow Jones Industrial
Average
SM
(4,805,572)
(19,659,337) 11/7/2024 Goldman Sachs International (5.83)%
Dow Jones Industrial
Average
SM
(3,950,324)
(40,607,129) 11/14/2024 Societe Generale (5.88)%
Dow Jones Industrial
Average
SM
(6,161,859)
(37,236,447) 11/7/2024 UBS AG (5.73)%
Dow Jones Industrial
Average
SM
(7,008,409)
(151,202,412) (33,420,037)
Total Unrealized
Depreciation
(33,420,037)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT FINANCIALS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SEF
::
Investments
Principal
Amount Value
Short-Term Investments — 101 .0%
Repurchase Agreements (a) — 93 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $11,742,682
(Cost $11,735,790) $ 11,735,790
$ 11,735,790
U.S. Treasury Obligations (b) — 7 .8%
U.S. Treasury Bills
5.15%, 10/31/2024 (c)
(Cost $991,517) 1,000,000 991,848
Total Short-Term Investments
(Cost $12,727,307) 12,727,638
Total Investments — 101.0%
(Cost $12,727,307) 12,727,638
Liabilities in excess of other assets — (1.0%) (130,925)
Net Assets — 100.0% $ 12,596,713
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $708,119.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,328,090) 3/6/2025 Bank of America NA (5.43)%
S&P Financial Select Sector
Index
c
(1,221,807)
(2,730,463) 3/6/2026 Barclays Capital (5.83)%
S&P Financial Select Sector
Index
c
(264,933)
(1,561,069) 3/6/2026 BNP Paribas SA (5.63)%
S&P Financial Select Sector
Index
c
(184,107)
(2,252,688) 4/7/2025 Citibank NA (5.53)%
S&P Financial Select Sector
Index
c
(289,931)
(1,212,164) 3/6/2025 Goldman Sachs International (5.58)%
S&P Financial Select Sector
Index
c
(294,122)
(1,489,036) 3/6/2026 Societe Generale (5.83)%
S&P Financial Select Sector
Index
c
(126,251)
(2,020,835) 1/26/2026 UBS AG (5.63)%
S&P Financial Select Sector
Index
c
(184,768)
(12,594,345) (2,565,919)
Total Unrealized
Depreciation
(2,565,919)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: SHORT FTSE CHINA 50
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

YXI
::
Investments
Principal
Amount Value
Short-Term Investments — 95 .8%
Repurchase Agreements (a) — 59 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $4,084,904
(Cost $4,082,506) $ 4,082,506
$ 4,082,506
U.S. Treasury Obligations (b) — 36 .1%
U.S. Treasury Bills
5.19%, 11/19/2024 (c)
(Cost $2,471,993) 2,500,000 2,473,371
Total Short-Term Investments
(Cost $6,554,499) 6,555,877
Total Investments — 95.8%
(Cost $6,554,499) 6,555,877
Other assets less liabilities — 4.2% 285,552
Net Assets — 100.0% $ 6,841,429
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,577,021.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(990,771) 11/14/2024 Bank of America NA (3.83)% iShares
®
China Large-Cap ETF 82,324
(442,740) 11/14/2024 Citibank NA (2.58)% iShares
®
China Large-Cap ETF 202,078
(2,968,330) 3/6/2025 Goldman Sachs International (4.83)% iShares
®
China Large-Cap ETF (284,050)
(2,418,042) 11/14/2024 Societe Generale (4.78)% iShares
®
China Large-Cap ETF (183,655)
(31,667) 11/14/2024 UBS AG (5.43)% iShares
®
China Large-Cap ETF 468,275
(6,851,550) 284,972
Total Unrealized
Appreciation
752,677
Total Unrealized
Depreciation
(467,705)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT HIGH YIELD :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SJB
::
Investments
Principal
Amount Value
Short-Term Investments — 115 .1%
Repurchase Agreements (a) — 34 .8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $32,310,278
(Cost $32,291,312) $ 32,291,312
$ 32,291,312
U.S. Treasury Obligations (b) — 80 .3%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 50,000,000 49,883,889
5.28%, 11/21/2024 (c) 25,000,000 24,726,517
Total U.S. Treasury Obligations
(Cost $74,583,438) 74,610,406
Total Short-Term Investments
(Cost $106,874,750) 106,901,718
Total Investments — 115.1%
(Cost $106,874,750) 106,901,718
Liabilities in excess of other assets — (15.1%) (14,034,646)
Net Assets — 100.0% $ 92,867,072
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $24,271,963.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(16,075,529) 3/6/2026 BNP Paribas SA (3.33)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF (677,140)
(62,293,815) 3/6/2025 Citibank NA (2.58)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF (13,750,530)
(8,087,926) 11/7/2024 Goldman Sachs International (2.33)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF (911,064)
(6,572,124) 1/26/2026 UBS AG (5.63)%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF (213,544)
(93,029,394) (15,552,278)
Total Unrealized
Depreciation
(15,552,278)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MYY
::
Investments
Principal
Amount Value
Short-Term Investments — 106 .9%
Repurchase Agreements (a) — 72 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $6,301,451
(Cost $6,297,753) $ 6,297,753
$ 6,297,753
U.S. Treasury Obligations (b) — 34 .2%
U.S. Treasury Bills
5.19%, 11/14/2024 (c)
(Cost $2,968,550) 3,000,000 2,970,060
Total Short-Term Investments
(Cost $9,266,303) 9,267,813
Total Investments — 106.9%
(Cost $9,266,303) 9,267,813
Liabilities in excess of other assets — (6.9%) (602,157)
Net Assets — 100.0% $ 8,665,656
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $878,121.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 2 9/20/2024 U.S. Dollar $ 619,620 $ (25,934)
Swap Agreements
Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,725,068) 2/11/2025 Bank of America NA (5.68)% S&P MidCap 400
®
(847,689)
(2,661,799) 2/11/2025 BNP Paribas SA (5.53)% S&P MidCap 400
®
(417,249)
(1,755,983) 3/6/2025 Citibank NA (5.48)% S&P MidCap 400
®
(462,618)
(571,931) 1/26/2026
Morgan Stanley & Co.
International plc (5.68)% S&P MidCap 400
®
(29,809)
(1,329,354) 11/14/2024 Societe Generale (5.51)% S&P MidCap 400
®
(30,875)
(8,044,135) (1,788,240)
Total Unrealized
Depreciation
(1,788,240)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT MSCI EAFE :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFZ
::
Investments
Principal
Amount Value
Short-Term Investments — 135 .8%
Repurchase Agreements (a) — 43 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $7,000,475
(Cost $6,996,364) $ 6,996,364
$ 6,996,364
U.S. Treasury Obligations (b) — 92 .1%
U.S. Treasury Bills
5.25%, 12/26/2024 (c)
(Cost $14,752,896) 15,000,000 14,769,791
Total Short-Term Investments
(Cost $21,749,260) 21,766,155
Total Investments — 135.8%
(Cost $21,749,260) 21,766,155
Liabilities in excess of other assets — (35.8%) (5,741,466)
Net Assets — 100.0% $ 16,024,689
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,081,825.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,952,196) 11/14/2024 Citibank NA (4.93)% iShares
®
MSCI EAFE ETF (690,197)
(5,105,012) 3/6/2025 Goldman Sachs International (5.18)% iShares
®
MSCI EAFE ETF (2,768,364)
(2,940,514) 11/14/2024 Societe Generale (4.68)% iShares
®
MSCI EAFE ETF (2,520,822)
(4,991,530) 3/6/2025 UBS AG (5.23)% iShares
®
MSCI EAFE ETF (2,515,892)
(15,989,252) (8,495,275)
Total Unrealized
Depreciation
(8,495,275)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: SHORT MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EUM
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .0%
Repurchase Agreements (a) — 83 .5%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $11,110,884
(Cost $11,104,363) $ 11,104,363
$ 11,104,363
U.S. Treasury Obligations (b) — 7 .5%
U.S. Treasury Bills
5.15%, 10/31/2024 (c)
(Cost $991,517) 1,000,000 991,848
Total Short-Term Investments
(Cost $12,095,880) 12,096,211
Total Investments — 91.0%
(Cost $12,095,880) 12,096,211
Other assets less liabilities — 9.0% 1,198,384
Net Assets — 100.0% $ 13,294,595
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $447,285.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(7,425,865) 3/6/2025 Bank of America NA (4.53)%
iShares
®
MSCI Emerging
Markets ETF (381,502)
(1,018,456) 11/14/2024 Citibank NA (4.78)%
iShares
®
MSCI Emerging
Markets ETF (167,227)
(2,048,279) 3/6/2025 Goldman Sachs International (4.98)%
iShares
®
MSCI Emerging
Markets ETF (165,056)
(530,825) 11/14/2024
Morgan Stanley & Co.
International plc (5.13)%
iShares
®
MSCI Emerging
Markets ETF (32,684)
(1,461,758) 11/14/2024 Societe Generale (4.73)%
iShares
®
MSCI Emerging
Markets ETF (870,491)
(793,396) 3/6/2025 UBS AG (5.23)%
iShares
®
MSCI Emerging
Markets ETF (22,055)
(13,278,579) (1,639,015)
Total Unrealized
Depreciation
(1,639,015)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT QQQ :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Investments
Principal
Amount Value
Short-Term Investments — 139 .3%
Repurchase Agreements (a) — 36 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $242,204,204
(Cost $242,062,041) $ 242,062,041
$ 242,062,041
U.S. Treasury Obligations (b) — 103 .3%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 150,000,000 149,651,667
5.26%, 9/24/2024 (c) 100,000,000 99,697,687
5.28%, 10/10/2024 (c) 100,000,000 99,472,750
5.28%, 11/5/2024 (c) 125,000,000 123,901,875
5.28%, 11/21/2024 (c) 100,000,000 98,906,069
5.26%, 12/19/2024 (c) 125,000,000 123,198,090
Total U.S. Treasury Obligations
(Cost $694,450,701) 694,828,138
Total Short-Term Investments
(Cost $936,512,742) 936,890,179
Total Investments — 139.3%
(Cost $936,512,742) 936,890,179
Liabilities in excess of other assets — (39.3%) (264,086,164)
Net Assets — 100.0% $ 672,804,015
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $292,805,963.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
Short QQQ had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq 100 E-Mini Index 50 9/20/2024 U.S. Dollar $ 19,623,000 $ 240,607

AUGUST 31, 2024 (Unaudited) :: SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PSQ
::
Swap Agreements
Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(69,607,420) 3/6/2025 Bank of America NA (5.83)% Nasdaq-100 Index
®
(26,745,858)
(37,426,712) 11/6/2025 Barclays Capital (5.73)% Nasdaq-100 Index
®
(18,501,277)
(66,906,119) 11/6/2025 BNP Paribas SA (5.73)% Nasdaq-100 Index
®
(24,705,229)
(53,791,111) 11/6/2025 Citibank NA (5.88)% Nasdaq-100 Index
®
(16,107,751)
(84,601,594) 11/7/2024 Goldman Sachs International (5.83)% Nasdaq-100 Index
®
(33,179,883)
(63,226,087) 4/7/2025 J.P. Morgan Securities (5.63)% Nasdaq-100 Index
®
(6,839,753)
(35,684,569) 4/10/2025
Morgan Stanley & Co.
International plc (5.68)% Nasdaq-100 Index
®
(10,126,010)
(25,251,286) 4/7/2026 Nomura Global Financial (5.73)% Nasdaq-100 Index
®
(183,532)
(117,330,392) 11/14/2024 Societe Generale (6.13)% Nasdaq-100 Index
®
(75,235,950)
(99,316,399) 11/7/2024 UBS AG (5.73)% Nasdaq-100 Index
®
(58,837,873)
(653,141,689) (270,463,116)
Total Unrealized
Depreciation
(270,463,116)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT REAL ESTATE :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REK
::
Investments
Principal
Amount Value
Short-Term Investments — 135 .1%
Repurchase Agreements (a) — 78 .4%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $9,569,120
(Cost $9,563,504) $ 9,563,504
$ 9,563,504
U.S. Treasury Obligations (b) — 56 .7%
U.S. Treasury Bills
5.15%, 10/31/2024 (c) 2,000,000 1,983,696
5.09%, 12/10/2024 (c) 5,000,000 4,933,237
Total U.S. Treasury Obligations
(Cost $6,913,450) 6,916,933
Total Short-Term Investments
(Cost $16,476,954) 16,480,437
Total Investments — 135.1%
(Cost $16,476,954) 16,480,437
Liabilities in excess of other assets — (35.1%) (4,279,342)
Net Assets — 100.0% $ 12,201,095
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,510,506.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,195,610) 3/6/2025 Bank of America NA (5.68)%
S&P Real Estate Select Sector
Index
c
(457,077)
(2,008,130) 3/6/2026 BNP Paribas SA (5.63)%
S&P Real Estate Select Sector
Index
c
(139,382)
(2,251,779) 4/7/2025 Citibank NA (5.58)%
S&P Real Estate Select Sector
index
c
(343,281)
(2,031,406) 3/6/2025 Goldman Sachs International (5.58)%
S&P Real Estate Select Sector
Index
c
(759,913)
(2,631,881) 3/6/2025 Societe Generale (5.78)%
S&P Real Estate Select Sector
Index
c
(1,533,083)
(2,080,307) 3/6/2025 UBS AG (5.63)%
S&P Real Estate Select Sector
Index
c
(588,921)
(12,199,113) (3,821,657)
Total Unrealized
Depreciation
(3,821,657)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RWM
::
Investments
Principal
Amount Value
Short-Term Investments — 129 .7%
Repurchase Agreements (a) — 12 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $17,529,595
(Cost $17,519,306) $ 17,519,306
$ 17,519,306
U.S. Treasury Obligations (b) — 117 .5%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 75,000,000 74,825,833
5.28%, 11/5/2024 (c) 75,000,000 74,341,125
5.22%, 11/12/2024 (c) 20,000,000 19,806,139
Total U.S. Treasury Obligations
(Cost $168,901,575) 168,973,097
Total Short-Term Investments
(Cost $186,420,881) 186,492,403
Total Investments — 129.7%
(Cost $186,420,881) 186,492,403
Liabilities in excess of other assets — (29.7%) (42,731,669)
Net Assets — 100.0% $ 143,760,734
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $48,534,659.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 100 9/20/2024 U.S. Dollar $ 11,115,500 $ 159,989
Swap Agreements
Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(17,399,525) 11/6/2025 Bank of America NA (5.18)% Russell 2000
®
Index (2,373,517)
(20,493,119) 11/6/2025 Barclays Capital (5.63)% Russell 2000
®
Index (9,974,026)
(14,099,691) 2/11/2025 BNP Paribas SA (5.23)% Russell 2000
®
Index (9,732,162)
(23,706,465) 3/6/2025 Citibank NA (5.38)% Russell 2000
®
Index (7,388,110)
(18,731,061) 11/7/2024 Goldman Sachs International (5.48)% Russell 2000
®
Index (4,973,288)
(2,468,222) 1/26/2026
Morgan Stanley & Co.
International plc (5.33)% Russell 2000
®
Index (1,098,986)
(16,461,467) 11/14/2024 Societe Generale (5.38)% Russell 2000
®
Index (3,743,984)
(19,283,759) 11/7/2024 UBS AG (5.63)% Russell 2000
®
Index (3,954,951)
(132,643,309) (43,239,024)
Total Unrealized
Depreciation
(43,239,024)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Investments
Principal
Amount Value
Short-Term Investments — 135 .7%
Repurchase Agreements (a) — 12 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $117,799,033
(Cost $117,729,889) $ 117,729,889
$ 117,729,889
U.S. Treasury Obligations (b) — 123 .0%
U.S. Treasury Bills
5.23%, 9/5/2024 (c) 100,000,000 99,971,028
5.21%, 9/19/2024 (c) 75,000,000 74,825,833
5.26%, 9/24/2024 (c) 150,000,000 149,546,531
5.27%, 10/3/2024 (c) 100,000,000 99,571,667
5.30%, 10/8/2024 (c) 100,000,000 99,502,222
5.28%, 11/5/2024 (c) 75,000,000 74,341,125
5.29%, 11/7/2024 (c) 150,000,000 148,641,432
5.19%, 11/14/2024 (c) 75,000,000 74,251,500
5.28%, 11/21/2024 (c) 100,000,000 98,906,069
5.08%, 12/3/2024 (c) 75,000,000 74,067,250
5.01%, 12/5/2024 (c) 100,000,000 98,736,750
5.26%, 12/19/2024 (c) 50,000,000 49,279,236
Total U.S. Treasury Obligations
(Cost $1,141,126,388) 1,141,640,643
Total Short-Term Investments
(Cost $1,258,856,277) 1,259,370,532
Total Investments — 135.7%
(Cost $1,258,856,277) 1,259,370,532
Liabilities in excess of other assets — (35.7%) (331,053,899)
Net Assets — 100.0% $ 928,316,633
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $358,872,690.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 219 9/20/2024 U.S. Dollar $ 61,987,950 $ (615,087)

AUGUST 31, 2024 (Unaudited) :: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SH
::
Swap Agreements
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(161,696,747) 3/6/2025 Bank of America NA (5.73)% S&P 500
®
(27,458,541)
(24,220,339) 3/6/2026 Barclays Capital (5.73)% S&P 500
®
(7,748,201)
(151,766,860) 2/11/2025 BNP Paribas SA (5.63)% S&P 500
®
(59,343,590)
(115,091,798) 3/6/2026 Citibank NA (5.68)% S&P 500
®
(5,601,811)
(88,634,693) 11/7/2024 Goldman Sachs International (5.83)% S&P 500
®
(72,096,039)
(63,132,167) 4/7/2025 J.P. Morgan Securities (5.53)% S&P 500
®
(25,255,603)
(56,235,470) 4/10/2025
Morgan Stanley & Co.
International plc (5.68)% S&P 500
®
(20,541,193)
(114,939,292) 11/14/2024 Societe Generale (5.93)% S&P 500
®
(58,898,435)
(90,604,335) 11/7/2024 UBS AG (5.73)% S&P 500
®
(56,453,460)
(866,321,701) (333,396,873)
Total Unrealized
Depreciation
(333,396,873)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

SHORT SMALLCAP600 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SBB
::
Investments
Principal
Amount Value
Short-Term Investments — 128 .2%
Repurchase Agreements (a) — 70 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $3,586,836
(Cost $3,584,730) $ 3,584,730
$ 3,584,730
U.S. Treasury Obligations (b) — 58 .1%
U.S. Treasury Bills
5.19%, 11/14/2024 (c)
(Cost $2,968,550) 3,000,000 2,970,060
Total Short-Term Investments
(Cost $6,553,280) 6,554,790
Total Investments — 128.2%
(Cost $6,553,280) 6,554,790
Liabilities in excess of other assets — (28.2%) (1,441,314)
Net Assets — 100.0% $ 5,113,476
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,743,372.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(533,952) 11/6/2025 Bank of America NA (5.53)% S&P SmallCap 600
®
(15,611)
(1,086,266) 3/6/2025 Citibank NA (5.48)% S&P SmallCap 600
®
(728,349)
(1,244,474) 1/26/2026
Morgan Stanley & Co.
International plc (5.63)% S&P SmallCap 600
®
(68,891)
(1,678,133) 11/14/2024 Societe Generale (5.38)% S&P SmallCap 600
®
(1,116,632)
(569,266) 1/26/2026 UBS AG (5.63)% S&P SmallCap 600
®
(21,870)
(5,112,091) (1,951,353)
Total Unrealized
Depreciation
(1,951,353)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRA 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UST
::
Investments
Principal
Amount Value
Short-Term Investments — 96 .7%
Repurchase Agreements (a) — 96 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $46,668,931
(Cost $46,641,539) $ 46,641,539
$ 46,641,539
Total Investments — 96.7%
(Cost $46,641,539) 46,641,539
Other assets less liabilities — 3.3% 1,578,888
Net Assets — 100.0% $ 48,220,427
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
U.S. Treasury 10 Year Note 5 12/19/2024 U.S. Dollar $ 567,578 $ (1,962)
Swap Agreements
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
30,096,283 12/10/2024 Bank of America NA 5.00%
ICE U.S. Treasury 7-10 Year
Bond Index 279,357
23,277,464 11/6/2024 Citibank NA 5.23%
ICE U.S. Treasury 7-10 Year
Bond Index 937,198
42,625,771 11/6/2024 Goldman Sachs International 5.18%
ICE U.S. Treasury 7-10 Year
Bond Index (250,132)
95,999,518 966,423
Total Unrealized
Appreciation
1,216,556
Total Unrealized
Depreciation
(250,132)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA 20+ YEAR TREASURY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBT
::
Investments
Principal
Amount Value
Short-Term Investments — 94 .5%
Repurchase Agreements (a) — 74 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $94,117,498
(Cost $94,062,256) $ 94,062,256
$ 94,062,256
U.S. Treasury Obligations (b) — 19 .8%
U.S. Treasury Bills
5.26%, 9/24/2024 (c)
(Cost $24,916,785) 25,000,000 24,924,422
Total Short-Term Investments
(Cost $118,979,041) 118,986,678
Total Investments — 94.5%
(Cost $118,979,041) 118,986,678
Other assets less liabilities — 5.5% 6,865,573
Net Assets — 100.0% $ 125,852,251
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,198,287.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
U.S. Treasury Long Bond 20 12/19/2024 U.S. Dollar $ 2,456,875 $ (28,163)
Swap Agreements
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
65,938,133 12/10/2024 Bank of America NA 5.13%
ICE U.S. Treasury 20+ Year
Bond Index 1,810,402
11,982,942 11/6/2024 Barclays Capital 5.48%
ICE U.S. Treasury 20+ Year
Bond Index 52,581
59,170,852 11/6/2024 Citibank NA 5.28%
ICE U.S. Treasury 20+ Year
Bond Index 5,099,452
71,782,969 11/6/2024 Goldman Sachs International 5.05%
ICE U.S. Treasury 20+ Year
Bond Index (2,125,026)
41,493,337 11/6/2024 Societe Generale 5.42%
ICE U.S. Treasury 20+ Year
Bond Index (1,733,645)
250,368,233 3,103,764
Total Unrealized
Appreciation
6,962,435
Total Unrealized
Depreciation
(3,858,671)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

LTL
::
Investments
Shares Value
Common Stocks — 65 .2%
Diversified Telecommunication Services — 6.2%
AT&T, Inc. 5,548 $ 110,405
Verizon Communications, Inc. 2,467 103,072
213,477
Entertainment — 14.1%
Electronic Arts, Inc. 720 109,310
Live Nation Entertainment, Inc.* 471 46,003
Netflix, Inc.* 146 102,397
Take-Two Interactive Software,
Inc.* 525 84,898
Walt Disney Co. (The) 979 88,482
Warner Bros Discovery, Inc.* 7,368 57,765
488,855
Interactive Media & Services — 29.2%
Alphabet, Inc., Class
a
A 1,538 251,278
Alphabet, Inc., Class
a
C 1,280 211,341
Match Group, Inc.* 878 32,670
Meta Platforms, Inc., Class
a
A 992 517,140
1,012,429
Media — 12.5%
Charter Communications, Inc.,
Class
a
A* 324 112,603
Comcast Corp., Class
a
A 2,615 103,476
Fox Corp., Class
a
A 764 31,607
Fox Corp., Class
a
B 436 16,755
Interpublic Group of Cos., Inc.
(The) 1,247 40,665
News Corp., Class
a
A 1,253 35,497
Investments
Shares Value
Common Stocks (continued)
News Corp., Class
a
B 378 $ 11,125
Omnicom Group, Inc. 647 64,978
Paramount Global, Class
a
B 1,633 17,097
433,803
Wireless Telecommunication Services — 3.2%
T-Mobile US, Inc. 556 110,488
Total Common Stocks
(Cost $1,755,000)
2,259,052
Principal
Amount
Short-Term Investments — 9 .4%
Repurchase Agreements (a) — 9 .4%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $327,730
(Cost $327,540) $ 327,540
327,540
Total Investments — 74.6%
(Cost $2,082,540) 2,586,592
Other assets less liabilities — 25.4% 880,537
Net Assets — 100.0% $ 3,467,129
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
1,284,293 5/6/2025 Bank of America NA 5.63%
S&P Communication Services
Select Sector Index
c
114,290
1,094,568 3/6/2025 BNP Paribas SA 6.03%
S&P Communication Services
Select Sector Index
c
256,501
762,549 3/6/2025 Goldman Sachs International 6.08%
S&P Communication Services
Select Sector Index
c
49,758
869,726 5/6/2025 Societe Generale 6.18%
S&P Communication Services
Select Sector Index
c
88,104
639,410 5/6/2025 UBS AG 6.13%
S&P Communication Services
Select Sector Index
c
54,666
4,650,546 563,319
Total Unrealized
Appreciation
563,319
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER DISCRETIONARY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Investments
Shares Value
Common Stocks — 63 .5%
Automobile Components — 0.5%
Aptiv plc* 578 $ 41,344
BorgWarner, Inc. 484 16,490
57,834
Automobiles — 11.8%
Ford Motor Co. 8,330 93,213
General Motors Co. 2,423 120,617
Tesla, Inc.* 5,820 1,246,120
1,459,950
Broadline Retail — 14.1%
Amazon.com, Inc.* 9,381 1,674,508
eBay, Inc. 1,075 63,533
Etsy, Inc.* 248 13,662
1,751,703
Distributors — 0.8%
Genuine Parts Co. 296 42,405
LKQ Corp. 567 23,582
Pool Corp. 81 28,481
94,468
Hotels, Restaurants & Leisure — 14.6%
Airbnb, Inc., Class
a
A* 938 110,037
Booking Holdings, Inc. 72 281,465
Caesars Entertainment, Inc.* 460 17,314
Carnival Corp.* 2,146 35,409
Chipotle Mexican Grill, Inc.,
Class
a
A* 2,917 163,585
Darden Restaurants, Inc. 254 40,170
Domino's Pizza, Inc. 74 30,652
Expedia Group, Inc.* 270 37,554
Hilton Worldwide Holdings, Inc. 531 116,629
Las Vegas Sands Corp. 775 30,217
Marriott International, Inc.,
Class
a
A 510 119,692
McDonald's Corp. 1,329 383,629
MGM Resorts International* 533 20,036
Norwegian Cruise Line Holdings
Ltd.* 911 16,298
Royal Caribbean Cruises Ltd.* 503 82,804
Starbucks Corp. 2,406 227,535
Wynn Resorts Ltd. 201 15,453
Yum! Brands, Inc. 598 80,682
1,809,161
Household Durables — 3.3%
DR Horton, Inc. 630 118,919
Garmin Ltd. 326 59,752
Lennar Corp., Class
a
A 520 94,671
Mohawk Industries, Inc.* 113 17,531
NVR, Inc.* 7 64,207
PulteGroup, Inc. 447 58,848
413,928
Leisure Products — 0.2%
Hasbro, Inc. 278 18,949
Investments
Shares Value
Common Stocks (continued)
Specialty Retail — 15.3%
AutoZone, Inc.* 37 $ 117,715
Bath & Body Works, Inc. 475 14,611
Best Buy Co., Inc. 409 41,064
CarMax, Inc.* 334 28,240
Home Depot, Inc. (The) 2,079 766,111
Lowe's Cos., Inc. 1,215 301,927
O'Reilly Automotive, Inc.* 125 141,246
Ross Stores, Inc. 712 107,234
TJX Cos., Inc. (The) 2,406 282,152
Tractor Supply Co. 229 61,269
Ulta Beauty, Inc.* 102 35,990
1,897,559
Textiles, Apparel & Luxury Goods — 2.9%
Deckers Outdoor Corp.* 55 52,761
Lululemon Athletica, Inc.* 243 63,051
NIKE, Inc., Class
a
B 2,573 214,382
Ralph Lauren Corp., Class
a
A 83 14,215
Tapestry, Inc. 488 19,993
364,402
Total Common Stocks
(Cost $7,951,051)
7,867,954
Principal
Amount
Short-Term Investments — 16 .3%
Repurchase Agreements (a) — 16 .3%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $2,023,058
(Cost $2,021,870) $ 2,021,870
2,021,870
Total Investments — 79.8%
(Cost $9,972,921) 9,889,824
Other assets less liabilities — 20.2% 2,503,702
Net Assets — 100.0% $ 12,393,526
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2024 (Unaudited) :: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCC
::
Swap Agreements
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
4,549,300 5/6/2025 BNP Paribas SA 6.03%
S&P Consumer Discretionary
Select Sector Index
c
174,777
6,415,099 3/6/2025 Goldman Sachs International 6.08%
S&P Consumer Discretionary
Select Sector Index
c
125,663
2,845,909 3/6/2025 Societe Generale 6.28%
S&P Consumer Discretionary
Select Sector Index
c
(33,926)
3,136,732 3/6/2025 UBS AG 6.13%
S&P Consumer Discretionary
Select Sector Index
c
729,742
16,947,040 996,256
Total Unrealized
Appreciation
1,030,182
Total Unrealized
Depreciation
(33,926)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA CONSUMER STAPLES :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Investments
Shares Value
Common Stocks — 70 .8%
Beverages — 13.8%
Brown-Forman Corp., Class
a
B 662 $ 30,181
Coca-Cola Co. (The) 12,395 898,266
Constellation Brands, Inc.,
Class
a
A 587 141,297
Keurig Dr Pepper, Inc. 3,853 141,058
Molson Coors Beverage Co.,
Class
a
B 670 36,160
Monster Beverage Corp.* 2,618 123,386
PepsiCo, Inc. 2,322 401,427
1,771,775
Consumer Staples Distribution & Retail — 23.5%
Costco Wholesale Corp. 1,422 1,268,964
Dollar General Corp. 811 67,289
Dollar Tree, Inc.* 764 64,550
Kroger Co. (The) 2,472 131,535
Sysco Corp. 1,844 143,777
Target Corp. 1,710 262,690
Walgreens Boots Alliance, Inc. 2,635 24,374
Walmart, Inc. 13,650 1,054,190
3,017,369
Food Products — 10.2%
Archer-Daniels-Midland Co. 1,820 111,002
Bunge Global SA 523 53,022
Campbell Soup Co. 722 35,898
Conagra Brands, Inc. 1,763 55,005
General Mills, Inc. 2,087 150,869
Hershey Co. (The) 538 103,866
Hormel Foods Corp. 1,064 34,633
J M Smucker Co. (The) 388 44,496
Kellanova 965 77,789
Kraft Heinz Co. (The) 2,910 103,101
Lamb Weston Holdings, Inc. 530 32,818
McCormick & Co., Inc.
(Non-Voting) 922 73,788
Mondelez International, Inc.,
Class
a
A 4,951 355,531
Tyson Foods, Inc., Class
a
A 1,053 67,718
1,299,536
Household Products — 15.3%
Church & Dwight Co., Inc. 903 91,998
Clorox Co. (The) 464 73,456
Colgate-Palmolive Co. 3,019 321,523
Kimberly-Clark Corp. 1,241 179,523
Procter & Gamble Co. (The) 7,542 1,293,755
1,960,255
Personal Care Products — 1.8%
Estee Lauder Cos., Inc. (The),
Class
a
A 859 78,736
Kenvue, Inc. 7,062 155,011
233,747
Tobacco — 6.2%
Altria Group, Inc. 6,337 340,740
Investments
Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 3,716 $ 458,146
798,886
Total Common Stocks
(Cost $8,945,803)
9,081,568
Principal
Amount
Short-Term Investments — 8 .9%
Repurchase Agreements (a) — 8 .9%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $1,147,536
(Cost $1,146,862) $ 1,146,862
1,146,862
Total Investments — 79.7%
(Cost $10,092,665) 10,228,430
Other assets less liabilities — 20.3% 2,601,189
Net Assets — 100.0% $ 12,829,619
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2024 (Unaudited) :: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UGE
::
Swap Agreements
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
10,330,068 3/6/2025 Bank of America NA 5.58%
S&P Consumer Staples Select
Sector Index
c
369,742
2,598,545 3/6/2025 Goldman Sachs International 6.08%
S&P Consumer Staples Select
Sector Index
c
87,394
1,307,182 3/6/2025 Societe Generale 6.28%
S&P Consumer Staples Select
Sector Index
c
110,200
2,281,324 3/6/2025 UBS AG 6.13%
S&P Consumer Staples Select
Sector Index
c
162,732
16,517,119 730,068
Total Unrealized
Appreciation
730,068
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA DOW30
~
SM
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
Investments
Shares Value
Common Stocks — 71 .8%
Aerospace & Defense — 2.0%
Boeing Co. (The)* 46,874 $ 8,143,889
Banks — 2.6%
JPMorgan Chase & Co. 46,873 10,537,050
Beverages — 0.8%
Coca-Cola Co. (The) 46,875 3,397,031
Biotechnology — 3.8%
Amgen, Inc. 46,872 15,647,280
Broadline Retail — 2.0%
Amazon.com, Inc.* 46,874 8,367,009
Capital Markets — 5.8%
Goldman Sachs Group, Inc.
(The) 46,872 23,916,438
Chemicals — 0.6%
Dow, Inc. 46,875 2,511,562
Communications Equipment — 0.6%
Cisco Systems, Inc. 46,875 2,369,063
Consumer Finance — 2.9%
American Express Co. 46,872 12,123,443
Consumer Staples Distribution & Retail — 0.9%
Walmart, Inc. 46,885 3,620,929
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. 46,872 1,958,312
Entertainment — 1.0%
Walt Disney Co. (The) 46,876 4,236,653
Financial Services — 3.1%
Visa, Inc., Class
a
A 46,872 12,954,015
Health Care Providers & Services — 6.7%
UnitedHealth Group, Inc. 46,872 27,663,854
Hotels, Restaurants & Leisure — 3.3%
McDonald's Corp. 46,872 13,530,072
Household Products — 1.9%
Procter & Gamble Co. (The) 46,875 8,040,938
Industrial Conglomerates — 3.9%
3M Co. 46,874 6,313,459
Honeywell International, Inc. 46,873 9,745,365
16,058,824
Insurance — 2.6%
Travelers Cos., Inc. (The) 46,872 10,690,097
Investments
Shares Value
Common Stocks (continued)
IT Services — 2.3%
International Business
Machines Corp. 46,873 $ 9,474,439
Machinery — 4.0%
Caterpillar, Inc. 46,872 16,691,119
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp. 46,875 6,935,156
Pharmaceuticals — 3.2%
Johnson & Johnson 46,875 7,774,687
Merck & Co., Inc. 46,875 5,552,344
13,327,031
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp. 46,867 1,032,949
Software — 7.6%
Microsoft Corp. 46,872 19,552,186
Salesforce, Inc. 46,872 11,853,929
31,406,115
Specialty Retail — 4.2%
Home Depot, Inc. (The) 46,872 17,272,332
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc. 46,874 10,734,146
Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class
a
B 46,875 3,905,625
Total Common Stocks
(Cost $290,273,346)
296,545,371
Principal
Amount
Short-Term Investments — 12 .6%
Repurchase Agreements (a) — 6 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $27,436,735
(Cost $27,420,632) $ 27,420,632
27,420,632
U.S. Treasury Obligations (b) — 6 .0%
U.S. Treasury Bills
5.22%, 11/12/2024 (c)
(Cost $24,743,375) 25,000,000 24,757,673
Total Short-Term Investments
(Cost $52,164,007) 52,178,305
Total Investments — 84.4%
(Cost $342,437,353) 348,723,676
Other assets less liabilities — 15.6% 64,403,155
Net Assets — 100.0% $ 413,126,831

AUGUST 31, 2024 (Unaudited) :: ULTRA DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DDM
::
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,222,716.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 210 9/20/2024 U.S. Dollar $ 43,735,650 $ 2,621,972
Swap Agreements
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
99,252,635 3/6/2025 Bank of America NA 6.03%
Dow Jones Industrial
Average
SM
8,522,156
79,136,104 11/6/2025 Barclays Capital 6.13%
Dow Jones Industrial
Average
SM
9,585,280
46,716,902 2/11/2025 BNP Paribas SA 5.93%
Dow Jones Industrial
Average
SM
14,982,901
75,603,243 11/6/2025 Citibank NA 6.08%
Dow Jones Industrial
Average
SM
3,506,790
119,756,013 11/6/2025
Morgan Stanley & Co.
International plc 6.18%
SPDR
®
Dow Jones Industrial
Average
SM
ETF Trust 18,055,045
21,695,928 11/14/2024 Societe Generale 6.18%
Dow Jones Industrial
Average
SM
5,810,534
43,807,486 1/26/2026 UBS AG 6.13%
Dow Jones Industrial
Average
SM
1,256,714
485,968,311 61,719,420
Total Unrealized
Appreciation
61,719,420
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA ENERGY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Investments
Shares Value
Common Stocks (a) — 73 .1%
Energy Equipment & Services — 6.6%
Baker Hughes Co., Class
a
A 55,583 $ 1,954,854
Halliburton Co. 49,306 1,532,924
Schlumberger NV 76,172 3,350,806
6,838,584
Oil, Gas & Consumable Fuels — 66.5%
APA Corp. 20,052 571,282
Chevron Corp. 86,547 12,804,629
ConocoPhillips 29,943 3,407,214
Coterra Energy, Inc. 41,450 1,008,479
Devon Energy Corp. 35,199 1,576,211
Diamondback Energy, Inc. 9,933 1,938,028
EOG Resources, Inc. 29,020 3,738,356
EQT Corp. 33,057 1,107,740
Exxon Mobil Corp. 153,449 18,097,775
Hess Corp. 15,393 2,125,158
Kinder Morgan, Inc. 107,537 2,319,573
Marathon Oil Corp. 31,413 899,982
Marathon Petroleum Corp. 19,261 3,411,508
Occidental Petroleum Corp. 37,487 2,136,009
ONEOK, Inc. 32,506 3,002,254
Phillips 66 23,613 3,313,140
Targa Resources Corp. 12,348 1,813,921
Valero Energy Corp. 18,212 2,672,247
Williams Cos., Inc. (The) 67,878 3,106,776
69,050,282
Total Common Stocks
(Cost $72,153,104)
75,888,866
Principal
Amount
Short-Term Investments — 25 .5%
Repurchase Agreements (b) — 13 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $14,165,765
(Cost $14,157,449) $ 14,157,449
14,157,449
U.S. Treasury Obligations (a) — 11 .9%
U.S. Treasury Bills
5.15%, 10/31/2024 (c) 2,500,000 2,479,619
5.09%, 12/10/2024 (c) 10,000,000 9,866,475
Total U.S. Treasury Obligations
(Cost $12,339,606) 12,346,094
Total Short-Term Investments
(Cost $26,497,055) 26,503,543
Total Investments — 98.6%
(Cost $98,650,159) 102,392,409
Other assets less liabilities — 1.4% 1,436,784
Net Assets — 100.0% $ 103,829,193
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $20,478,939.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2024.

AUGUST 31, 2024 (Unaudited) :: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DIG
::
Swap Agreements
Ultra Energy had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
54,715,117 11/6/2025 Bank of America NA 5.63%
S&P Energy Select Sector
Index
c
962,823
35,777,617 3/6/2025 BNP Paribas SA 6.03%
S&P Energy Select Sector
Index
c
129,463
3,086,465 4/7/2025 Citibank NA 6.03%
S&P Energy Select Sector
Index
c
90,462
13,546,679 3/6/2025 Goldman Sachs International 6.08%
S&P Energy Select Sector
Index
c
1,180,967
3,615,818 5/6/2025 Societe Generale 6.28%
S&P Energy Select Sector
Index
c
249,471
21,123,587 5/6/2025 UBS AG 6.13%
S&P Energy Select Sector
Index
c
(1,534,852)
131,865,283 1,078,334
Total Unrealized
Appreciation
2,613,186
Total Unrealized
Depreciation
(1,534,852)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FINANCIALS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Shares Value
Common Stocks (a) — 57 .6%
Banks — 14.5%
Bank of America Corp. 479,189 $ 19,526,952
Citigroup, Inc. 134,342 8,415,183
Citizens Financial Group, Inc. 32,055 1,379,968
Fifth Third Bancorp 48,187 2,057,103
Huntington Bancshares, Inc. 102,080 1,528,138
JPMorgan Chase & Co. 202,251 45,466,025
KeyCorp 66,411 1,132,972
M&T Bank Corp. 11,750 2,022,292
PNC Financial Services Group,
Inc. (The) 28,022 5,186,592
Regions Financial Corp. 64,514 1,510,918
Truist Financial Corp. 94,249 4,190,310
US Bancorp 109,883 5,189,774
Wells Fargo & Co. 245,548 14,357,191
111,963,418
Capital Markets — 13.1%
Ameriprise Financial, Inc. 6,994 3,143,383
Bank of New York Mellon Corp.
(The) 52,670 3,593,147
BlackRock, Inc. 9,837 8,871,105
Blackstone, Inc. 50,333 7,165,406
Cboe Global Markets, Inc. 7,404 1,520,782
Charles Schwab Corp. (The) 105,148 6,845,135
CME Group, Inc. 25,359 5,470,951
FactSet Research Systems, Inc. 2,681 1,133,634
Franklin Resources, Inc. 21,131 427,691
Goldman Sachs Group, Inc.
(The) 22,708 11,586,757
Intercontinental Exchange, Inc. 40,398 6,526,297
Invesco Ltd. 31,692 541,616
KKR & Co., Inc. 46,875 5,801,719
MarketAxess Holdings, Inc. 2,665 645,969
Moody's Corp. 11,059 5,393,917
Morgan Stanley 88,138 9,131,978
MSCI, Inc., Class
a
A 5,579 3,239,112
Nasdaq, Inc. 29,138 2,100,267
Northern Trust Corp. 14,413 1,314,610
Raymond James Financial, Inc. 13,138 1,570,911
S&P Global, Inc. 22,544 11,570,482
State Street Corp. 21,218 1,848,088
T. Rowe Price Group, Inc. 15,725 1,667,479
101,110,436
Consumer Finance — 2.4%
American Express Co. 40,024 10,352,208
Capital One Financial Corp. 26,913 3,954,327
Discover Financial Services 17,650 2,448,231
Synchrony Financial 28,289 1,421,805
18,176,571
Financial Services — 18.0%
Berkshire Hathaway, Inc.,
Class
a
B* 127,501 60,680,276
Corpay, Inc.* 4,950 1,561,972
Fidelity National Information
Services, Inc. 39,178 3,230,226
Fiserv, Inc.* 41,211 7,195,441
Investments
Shares Value
Common Stocks (a) (continued)
Global Payments, Inc. 17,979 $ 1,995,849
Jack Henry & Associates, Inc. 5,134 888,336
Mastercard, Inc., Class
a
A 57,824 27,948,652
PayPal Holdings, Inc.* 73,707 5,338,598
Visa, Inc., Class
a
A 110,866 30,640,036
139,479,386
Insurance — 9.6%
Aflac, Inc. 36,421 4,019,422
Allstate Corp. (The) 18,588 3,512,017
American International Group,
Inc. 46,753 3,602,319
Aon plc, Class
a
A 15,312 5,263,041
Arch Capital Group Ltd.* 26,336 2,978,338
Arthur J Gallagher & Co. 15,390 4,502,652
Assurant, Inc. 3,661 718,837
Brown & Brown, Inc. 16,676 1,753,148
Chubb Ltd. 28,601 8,127,832
Cincinnati Financial Corp. 11,027 1,511,030
Everest Group Ltd. 3,061 1,200,647
Globe Life, Inc. 5,915 621,371
Hartford Financial Services
Group, Inc. (The) 20,831 2,418,479
Loews Corp. 12,791 1,048,094
Marsh & McLennan Cos., Inc. 34,702 7,895,052
MetLife, Inc. 42,072 3,259,739
Principal Financial Group, Inc. 15,191 1,236,851
Progressive Corp. (The) 41,249 10,402,998
Prudential Financial, Inc. 25,283 3,063,288
Travelers Cos., Inc. (The) 16,129 3,678,541
W R Berkley Corp. 21,343 1,274,177
Willis Towers Watson plc 7,194 2,101,439
74,189,312
Total Common Stocks
(Cost $345,187,148)
444,919,123
Principal
Amount
Short-Term Investments — 7 .6%
Repurchase Agreements (b) — 0 .9%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $7,084,252
(Cost $7,080,091) $ 7,080,091
7,080,091
U.S. Treasury Obligations (a) — 6 .7%
U.S. Treasury Bills
5.19%, 10/17/2024 (c) 32,000,000 31,800,925

AUGUST 31, 2024 (Unaudited) :: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYG
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills (continued)
5.01%, 12/5/2024 (c) $ 20,000,000 $ 19,747,350
Total U.S. Treasury Obligations
(Cost $51,529,373) 51,548,275
Total Short-Term Investments
(Cost $58,609,464) 58,628,366
Total Investments — 65.2%
(Cost $403,796,612) 503,547,489
Other assets less liabilities — 34.8% 269,098,175
Net Assets — 100.0% $ 772,645,664
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $56,762,509.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
154,392,151 3/6/2025 Bank of America NA 6.08%
S&P Financial Select Sector
Index
c
35,647,481
147,513,095 3/6/2026 Barclays Capital 6.13%
S&P Financial Select Sector
Index
c
8,958,003
289,701,449 3/6/2025 BNP Paribas SA 6.03%
S&P Financial Select Sector
Index
c
91,531,581
28,724,448 4/7/2025 Citibank NA 6.13%
S&P Financial Select Sector
Index
c
5,680,365
234,444,464 3/6/2025 Goldman Sachs International 6.08%
S&P Financial Select Sector
Index
c
63,615,134
49,816,318 3/6/2025 Societe Generale 6.48%
S&P Financial Select Sector
Index
c
29,562,635
191,394,089 3/6/2025 UBS AG 6.13%
S&P Financial Select Sector
Index
c
34,478,918
1,095,986,014 269,474,117
Total Unrealized
Appreciation
269,474,117
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FTSE CHINA 50 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

XPP
::
Investments
Principal
Amount Value
Short-Term Investments — 121 .9%
Repurchase Agreements (a) — 47 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $5,641,613
(Cost $5,638,303) $ 5,638,303
$ 5,638,303
U.S. Treasury Obligations (b) — 74 .7%
U.S. Treasury Bills
5.27%, 10/10/2024 (c) 5,000,000 4,973,638
5.19%, 11/19/2024 (c) 4,000,000 3,957,393
Total U.S. Treasury Obligations
(Cost $8,926,993) 8,931,031
Total Short-Term Investments
(Cost $14,565,296) 14,569,334
Total Investments — 121.9%
(Cost $14,565,296) 14,569,334
Liabilities in excess of other assets — (21.9%) (2,618,724)
Net Assets — 100.0% $ 11,950,610
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,918,818.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
2,038,541 4/10/2025 Bank of America NA 5.53% iShares
®
China Large-Cap ETF 255,361
5,852,415 11/14/2024 Citibank NA 4.58% iShares
®
China Large-Cap ETF (387,191)
3,604,651 3/6/2025 Goldman Sachs International 5.63% iShares
®
China Large-Cap ETF (2,029,465)
63,931 11/14/2024
Morgan Stanley & Co.
International plc 6.03% iShares
®
China Large-Cap ETF (9,777)
4,708,819 11/14/2024 Societe Generale 6.18% iShares
®
China Large-Cap ETF (456,285)
7,623,375 3/6/2025 UBS AG 5.93% iShares
®
China Large-Cap ETF (1,117,987)
23,891,732 (3,745,344)
Total Unrealized
Appreciation
255,361
Total Unrealized
Depreciation
(4,000,705)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRA FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPV
::
Investments
Principal
Amount Value
Short-Term Investments — 74 .5%
Repurchase Agreements (a) — 41 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $1,872,255
(Cost $1,871,156) $ 1,871,156
$ 1,871,156
U.S. Treasury Obligations (b) — 32 .9%
U.S. Treasury Bills
5.19%, 11/19/2024 (c)
(Cost $1,483,196) 1,500,000 1,484,023
Total Short-Term Investments
(Cost $3,354,352) 3,355,179
Total Investments — 74.5%
(Cost $3,354,352) 3,355,179
Other assets less liabilities — 25.5% 1,146,843
Net Assets — 100.0% $ 4,502,022
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,236,686.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation
($)
633,277 4/10/2025 Bank of America NA 5.63%
Vanguard
®
FTSE Europe ETF
Shares 159,000
3,891,306 11/14/2024 Citibank NA 5.53%
Vanguard
®
FTSE Europe ETF
Shares 426,440
1,384,731 3/6/2025 Goldman Sachs International 5.83%
Vanguard
®
FTSE Europe ETF
Shares 91,579
27,511 11/14/2024
Morgan Stanley & Co.
International plc 6.03%
Vanguard
®
FTSE Europe ETF
Shares 4,565
1,815,739 11/14/2024 Societe Generale 5.98%
Vanguard
®
FTSE Europe ETF
Shares 297,757
1,256,345 3/6/2025 UBS AG 4.83%
Vanguard
®
FTSE Europe ETF
Shares 202,450
9,008,909 1,181,791
Total Unrealized
Appreciation
1,181,791
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA HEALTH CARE :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
Investments
Shares Value
Common Stocks — 69 .2%
Biotechnology — 11.3%
AbbVie, Inc. 21,192 $ 4,160,202
Amgen, Inc. 6,438 2,149,198
Biogen, Inc.* 1,747 357,716
Gilead Sciences, Inc. 14,951 1,181,129
Incyte Corp.* 1,908 125,279
Moderna, Inc.* 4,001 309,677
Regeneron Pharmaceuticals,
Inc.* 1,273 1,508,110
Vertex Pharmaceuticals, Inc.* 3,097 1,535,771
11,327,082
Health Care Equipment & Supplies — 13.7%
Abbott Laboratories 20,877 2,364,738
Align Technology, Inc.* 841 199,502
Baxter International, Inc. 6,116 232,041
Becton Dickinson & Co. 3,469 840,920
Boston Scientific Corp.* 17,647 1,443,348
Cooper Cos., Inc. (The)* 2,385 252,166
Dexcom, Inc.* 4,774 331,029
Edwards Lifesciences Corp.* 7,232 505,951
GE HealthCare Technologies,
Inc. 5,096 432,243
Hologic, Inc.* 2,800 227,472
IDEXX Laboratories, Inc.* 991 476,998
Insulet Corp.* 841 170,530
Intuitive Surgical, Inc.* 4,257 2,097,126
Medtronic plc 15,940 1,411,965
ResMed, Inc. 1,763 431,970
Solventum Corp.* 1,659 106,358
STERIS plc 1,186 285,945
Stryker Corp. 4,067 1,465,828
Teleflex, Inc. 565 138,521
Zimmer Biomet Holdings, Inc. 2,469 285,071
13,699,722
Health Care Providers & Services — 14.8%
Cardinal Health, Inc. 2,924 329,593
Cencora, Inc. 1,986 475,786
Centene Corp.* 6,404 504,827
Cigna Group (The) 3,409 1,233,410
CVS Health Corp. 15,066 862,378
DaVita, Inc.* 621 93,721
Elevance Health, Inc. 2,790 1,553,723
HCA Healthcare, Inc. 2,326 920,142
Henry Schein, Inc.* 1,537 108,435
Humana, Inc. 1,446 512,564
Labcorp Holdings, Inc. 1,012 232,649
McKesson Corp. 1,560 875,285
Molina Healthcare, Inc.* 703 245,902
Quest Diagnostics, Inc. 1,333 209,241
UnitedHealth Group, Inc. 11,047 6,519,940
Universal Health Services, Inc.,
Class
a
B 717 170,625
14,848,221
Life Sciences Tools & Services — 7.4%
Agilent Technologies, Inc. 3,517 502,650
Investments
Shares Value
Common Stocks (continued)
Bio-Rad Laboratories, Inc.,
Class
a
A* 245 $ 82,643
Bio-Techne Corp. 1,891 139,915
Charles River Laboratories
International, Inc.* 618 122,210
Danaher Corp. 7,911 2,130,511
IQVIA Holdings, Inc.* 2,186 549,888
Mettler-Toledo International,
Inc.* 256 368,405
Revvity, Inc. 1,480 181,359
Thermo Fisher Scientific, Inc. 4,581 2,817,636
Waters Corp.* 712 246,601
West Pharmaceutical Services,
Inc. 874 274,113
7,415,931
Pharmaceuticals — 22.0%
Bristol-Myers Squibb Co. 24,333 1,215,433
Catalent, Inc.* 2,171 132,344
Eli Lilly & Co. 9,581 9,197,952
Johnson & Johnson 28,883 4,790,535
Merck & Co., Inc. 30,397 3,600,525
Pfizer, Inc. 68,005 1,972,825
Viatris, Inc. 14,290 172,623
Zoetis, Inc., Class
a
A 5,476 1,004,791
22,087,028
Total Common Stocks
(Cost $60,240,727)
69,377,984
Principal
Amount
Short-Term Investments — 12 .6%
Repurchase Agreements (a) — 6 .8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $6,837,417
(Cost $6,833,404) $ 6,833,404
6,833,404
U.S. Treasury Obligations (b) — 5 .8%
U.S. Treasury Bills
5.15%, 10/31/2024 (c) 900,000 892,663
5.07%, 11/21/2024 (c) 5,000,000 4,945,303
Total U.S. Treasury Obligations
(Cost $5,835,967) 5,837,966
Total Short-Term Investments
(Cost $12,669,371) 12,671,370
Total Investments — 81.8%
(Cost $72,910,098) 82,049,354
Other assets less liabilities — 18.2% 18,286,094
Net Assets — 100.0% $ 100,335,448
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2024 (Unaudited) :: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXL
::
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,337,071.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
41,157,243 3/6/2025 Bank of America NA 5.78%
S&P Health Care Select Sector
Index
c
3,598,370
16,321,063 3/6/2025 BNP Paribas SA 6.03%
S&P Health Care Select Sector
Index
c
2,298,104
1,215,267 4/7/2025 Citibank NA 6.08%
S&P Health Care Select Sector
Index
c
154,979
10,713,702 3/6/2025 Goldman Sachs International 6.08%
S&P Health Care Select Sector
Index
c
1,038,053
9,485,743 3/6/2025 Societe Generale 6.38%
S&P Health Care Select Sector
Index
c
2,238,412
52,334,205 3/6/2025 UBS AG 5.83%
S&P Health Care Select Sector
Index
c
7,963,736
131,227,223 17,291,654
Total Unrealized
Appreciation
17,291,654
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA HIGH YIELD :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UJB
::
Investments
Principal
Amount Value
Short-Term Investments — 67 .6%
Repurchase Agreements (a) — 50 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $4,437,231
(Cost $4,434,627) $ 4,434,627
$ 4,434,627
U.S. Treasury Obligations (b) — 16 .9%
U.S. Treasury Bills
5.01%, 12/5/2024 (c)
(Cost $1,480,464) 1,500,000 1,481,051
Total Short-Term Investments
(Cost $5,915,091) 5,915,678
Total Investments — 67.6%
(Cost $5,915,091) 5,915,678
Other assets less liabilities — 32.4% 2,831,815
Net Assets — 100.0% $ 8,747,493
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $385,052.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation
($)
9,594,608 3/6/2026 BNP Paribas SA 5.33%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF 159,197
2,283,736 3/6/2025 Citibank NA 5.08%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF 628,304
2,502,624 11/7/2024 Goldman Sachs International 4.33%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF 1,013,179
3,113,687 1/26/2026 UBS AG 6.13%
iShares
®
iBoxx $ High Yield
Corporate Bond ETF 107,668
17,494,655 1,908,348
Total Unrealized
Appreciation
1,908,348
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks — 59 .5%
Aerospace & Defense — 13.8%
Axon Enterprise, Inc.* 235 $ 85,768
Boeing Co. (The)* 1,910 331,843
General Dynamics Corp. 752 225,119
General Electric Co. 3,623 632,676
Howmet Aerospace, Inc. 1,283 124,015
Huntington Ingalls Industries,
Inc. 131 37,043
L3Harris Technologies, Inc. 628 148,629
Lockheed Martin Corp. 707 401,647
Northrop Grumman Corp. 460 240,676
RTX Corp. 4,400 542,696
Textron, Inc. 631 57,547
TransDigm Group, Inc. 185 254,044
3,081,703
Air Freight & Logistics — 2.8%
CH Robinson Worldwide, Inc. 388 40,162
Expeditors International of
Washington, Inc. 467 57,632
FedEx Corp. 749 223,779
United Parcel Service, Inc.,
Class
a
B 2,414 310,320
631,893
Building Products — 3.8%
A O Smith Corp. 400 33,488
Allegion plc 289 40,125
Builders FirstSource, Inc.* 404 70,296
Carrier Global Corp. 2,773 201,819
Johnson Controls International
plc 2,230 162,456
Masco Corp. 729 57,999
Trane Technologies plc 749 270,883
837,066
Commercial Services & Supplies — 4.1%
Cintas Corp. 285 229,459
Copart, Inc.* 2,896 153,372
Republic Services, Inc., Class
a
A 678 141,166
Rollins, Inc. 930 46,668
Veralto Corp. 727 81,737
Waste Management, Inc. 1,208 256,144
908,546
Construction & Engineering — 0.6%
Quanta Services, Inc. 484 133,163
Electrical Equipment — 5.0%
AMETEK, Inc. 766 131,024
Eaton Corp. plc 1,323 406,069
Emerson Electric Co. 1,893 199,503
GE Vernova, Inc.* 907 182,307
Generac Holdings, Inc.* 201 31,463
Hubbell, Inc., Class
a
B 178 71,186
Rockwell Automation, Inc. 377 102,555
1,124,107
Investments
Shares Value
Common Stocks (continued)
Ground Transportation — 7.2%
CSX Corp. 6,470 $ 221,727
JB Hunt Transport Services,
Inc. 270 46,764
Norfolk Southern Corp. 748 191,607
Old Dominion Freight Line, Inc. 590 113,752
Uber Technologies, Inc.* 6,916 505,767
Union Pacific Corp. 2,019 517,046
1,596,663
Industrial Conglomerates — 3.1%
3M Co. 1,831 246,617
Honeywell International, Inc. 2,155 448,046
694,663
Machinery — 11.5%
Caterpillar, Inc. 1,619 576,526
Cummins, Inc. 453 141,721
Deere & Co. 857 330,579
Dover Corp. 455 84,644
Fortive Corp. 1,165 86,676
IDEX Corp. 251 51,826
Illinois Tool Works, Inc. 899 227,609
Ingersoll Rand, Inc. 1,335 122,086
Nordson Corp. 180 46,181
Otis Worldwide Corp. 1,338 126,695
PACCAR, Inc. 1,735 166,872
Parker-Hannifin Corp. 425 255,085
Pentair plc 549 48,691
Snap-on, Inc. 174 49,371
Stanley Black & Decker, Inc. 509 52,101
Westinghouse Air Brake
Technologies Corp. 584 99,029
Xylem, Inc. 802 110,299
2,575,991
Passenger Airlines — 1.0%
American Airlines Group, Inc.* 2,171 23,056
Delta Air Lines, Inc. 2,136 90,759
Southwest Airlines Co. 1,981 57,290
United Airlines Holdings, Inc.* 1,088 47,916
219,021
Professional Services — 4.7%
Automatic Data Processing, Inc. 1,355 373,858
Broadridge Financial Solutions,
Inc. 391 83,228
Dayforce, Inc.* 523 29,900
Equifax, Inc. 409 125,616
Jacobs Solutions, Inc. 414 62,464
Leidos Holdings, Inc. 448 71,013
Paychex, Inc. 1,060 139,072
Paycom Software, Inc. 159 25,882
Verisk Analytics, Inc., Class
a
A 472 128,771
1,039,804
Trading Companies & Distributors — 1.9%
Fastenal Co. 1,895 129,391

ULTRA INDUSTRIALS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UXI
::
Investments
Shares Value
Common Stocks (continued)
United Rentals, Inc. 220 $ 163,077
WW Grainger, Inc. 145 142,813
435,281
Total Common Stocks
(Cost $12,106,529)
13,277,901
Principal
Amount
Short-Term Investments — 1 .2%
Repurchase Agreements (a) — 1 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $265,886
(Cost $265,729) $ 265,729
265,729
Total Investments — 60.7%
(Cost $12,372,258) 13,543,630
Other assets less liabilities — 39.3% 8,772,291
Net Assets — 100.0% $ 22,315,921
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
10,287,719 3/6/2025 Bank of America NA 5.63%
S&P Industrials Select Sector
Index
c
1,426,533
5,022,080 3/6/2025 BNP Paribas SA 6.03%
S&P Industrials Select Sector
Index
c
1,875,573
5,387,418 3/6/2025 Goldman Sachs International 6.08%
S&P Industrials Select Sector
Index
c
642,267
4,219,924 3/6/2025 Societe Generale 6.28%
S&P Industrials Select Sector
Index
c
772,967
6,410,630 3/6/2025 UBS AG 6.13%
S&P Industrials Select Sector
Index
c
1,005,447
31,327,771 5,722,787
Total Unrealized
Appreciation
5,722,787
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Investments
Shares Value
Common Stocks (a) — 71.4%
Chemicals — 47.5%
Air Products and Chemicals,
Inc. 6,704 $ 1,869,410
Albemarle Corp. 3,573 322,463
Celanese Corp., Class
a
A 3,055 398,983
CF Industries Holdings, Inc. 5,556 461,648
Corteva, Inc. 21,188 1,214,072
Dow, Inc. 21,378 1,145,433
DuPont de Nemours, Inc. 12,710 1,070,818
Eastman Chemical Co. 3,577 366,178
Ecolab, Inc. 7,664 1,940,372
FMC Corp. 3,794 245,017
International Flavors &
Fragrances, Inc. 7,763 807,274
Linde plc 14,496 6,932,712
LyondellBasell Industries NV,
Class
a
A 7,821 771,933
Mosaic Co. (The) 9,771 279,157
PPG Industries, Inc. 7,155 928,218
Sherwin-Williams Co. (The) 7,035 2,598,518
21,352,206
Construction Materials — 4.4%
Martin Marietta Materials, Inc. 1,874 1,001,016
Vulcan Materials Co. 4,020 985,744
1,986,760
Containers & Packaging — 7.8%
Amcor plc 43,938 502,651
Avery Dennison Corp. 2,449 543,311
Ball Corp. 9,435 602,047
International Paper Co. 10,558 511,218
Packaging Corp. of America 2,710 567,853
Smurfit WestRock plc 15,785 748,525
3,475,605
Metals & Mining — 11.7%
Freeport-McMoRan, Inc. 43,320 1,918,210
Newmont Corp. 32,045 1,710,882
Nucor Corp. 7,288 1,107,120
Steel Dynamics, Inc. 4,490 536,600
5,272,812
Total Common Stocks
(Cost $29,792,186)
32,087,383
Principal
Amount
Short-Term Investments — 6.2%
Repurchase Agreements (b) — 1.8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $818,185
(Cost $817,705) $ 817,705
817,705
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) — 4.4%
U.S. Treasury Bills
5.15%, 10/17/2024 (c)
(Cost $1,986,954) $ 2,000,000 $ 1,987,558
Total Short-Term Investments
(Cost $2,804,659) 2,805,263
Total Investments — 77.6%
(Cost $32,596,845) 34,892,646
Other assets less liabilities — 22.4% 10,058,256
Net Assets — 100.0% $ 44,950,902
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,903,832.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2024.

ULTRA MATERIALS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UYM
::
Swap Agreements
Ultra Materials had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
18,637,169 3/6/2025 Bank of America NA 5.68%
S&P Materials Select Sector
Index
c
2,021,751
18,197,354 3/6/2025 BNP Paribas SA 6.03%
S&P Materials Select Sector
Index
c
1,552,452
7,328,921 3/6/2025 Goldman Sachs International 6.08%
S&P Materials Select Sector
Index
c
668,685
5,994,481 3/6/2025 Societe Generale 6.28%
S&P Materials Select Sector
Index
c
1,814,044
7,782,730 3/6/2025 UBS AG 6.13%
S&P Materials Select Sector
Index
c
1,406,298
57,940,655 7,463,230
Total Unrealized
Appreciation
7,463,230
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) — 76 .4%
Aerospace & Defense — 1.0%
BWX Technologies, Inc. 3,579 $ 368,637
Curtiss-Wright Corp. 1,500 473,790
Hexcel Corp. 3,254 205,946
Woodward, Inc. 2,385 397,460
1,445,833
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.* 4,677 234,084
Automobile Components — 0.8%
Adient plc* 3,518 79,577
Autoliv, Inc. 2,836 290,605
Gentex Corp. 9,053 283,630
Goodyear Tire & Rubber Co.
(The)* 11,149 98,334
Lear Corp. 2,224 259,430
Visteon Corp.* 1,081 109,430
1,121,006
Automobiles — 0.3%
Harley-Davidson, Inc. 4,793 179,450
Thor Industries, Inc. 2,088 223,959
403,409
Banks — 4.3%
Associated Banc-Corp. 5,806 132,841
Bank OZK 4,131 179,079
Cadence Bank 7,154 230,931
Columbia Banking System, Inc. 8,198 206,426
Commerce Bancshares, Inc. 4,616 295,239
Cullen/Frost Bankers, Inc. 2,516 282,371
East West Bancorp, Inc. 5,448 458,013
First Financial Bankshares, Inc. 5,035 184,130
First Horizon Corp. 21,415 355,275
FNB Corp. 14,089 211,053
Glacier Bancorp, Inc. 4,440 210,012
Hancock Whitney Corp. 3,392 182,252
Home BancShares, Inc. 7,295 203,093
International Bancshares Corp. 2,094 132,299
New York Community Bancorp,
Inc. 10,179 110,340
Old National Bancorp 12,366 245,465
Pinnacle Financial Partners, Inc. 2,996 298,312
Prosperity Bancshares, Inc. 3,756 276,367
SouthState Corp. 2,983 289,619
Synovus Financial Corp. 5,735 264,498
Texas Capital Bancshares, Inc.* 1,827 122,811
UMB Financial Corp. 1,718 177,968
United Bankshares, Inc. 5,281 205,272
Valley National Bancorp 16,750 145,390
Webster Financial Corp. 6,716 318,540
Wintrust Financial Corp. 2,551 277,549
Zions Bancorp NA 5,782 286,556
6,281,701
Investments
Shares Value
Common Stocks (a) (continued)
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A* 358 $ 97,276
Celsius Holdings, Inc.* 5,842 222,171
Coca-Cola Consolidated, Inc. 183 245,659
565,106
Biotechnology — 2.4%
Arrowhead Pharmaceuticals,
Inc.* 4,864 115,909
BioMarin Pharmaceutical, Inc.* 7,436 678,238
Cytokinetics, Inc.* 4,490 256,289
Exelixis, Inc.* 11,407 296,924
Halozyme Therapeutics, Inc.* 4,984 318,228
Neurocrine Biosciences, Inc.* 3,941 500,744
Roivant Sciences Ltd.* 13,255 162,109
Sarepta Therapeutics, Inc.* 3,701 502,522
United Therapeutics Corp.* 1,737 631,486
3,462,449
Broadline Retail — 0.3%
Macy's, Inc. 10,776 167,783
Nordstrom, Inc. 3,836 85,696
Ollie's Bargain Outlet Holdings,
Inc.* 2,400 214,944
468,423
Building Products — 2.8%
AAON, Inc. 2,672 255,203
Advanced Drainage Systems,
Inc. 2,668 418,236
Carlisle Cos., Inc. 1,859 787,844
Fortune Brands Innovations,
Inc. 4,898 388,950
Lennox International, Inc. 1,255 740,689
Owens Corning 3,393 572,501
Simpson Manufacturing Co.,
Inc. 1,650 302,049
Trex Co., Inc.* 4,256 271,277
UFP Industries, Inc. 2,418 294,198
4,030,947
Capital Markets — 2.3%
Affiliated Managers Group, Inc. 1,248 216,940
Carlyle Group, Inc. (The) 8,455 339,299
Evercore, Inc., Class
a
A 1,388 341,087
Federated Hermes, Inc.,
Class
a
B 3,143 107,805
Houlihan Lokey, Inc., Class
a
A 2,051 321,228
Interactive Brokers Group, Inc.,
Class
a
A 4,194 540,565
Janus Henderson Group plc 5,027 189,065
Jefferies Financial Group, Inc. 6,642 398,188
Morningstar, Inc. 1,021 320,359
SEI Investments Co. 3,910 264,433
Stifel Financial Corp. 4,012 353,618
3,392,587

ULTRA MIDCAP400 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Chemicals — 1.6%
Arcadium Lithium plc* 40,422 $ 109,544
Ashland, Inc. 1,962 175,599
Avient Corp. 3,573 175,541
Axalta Coating Systems Ltd.* 8,640 315,360
Cabot Corp. 2,164 227,458
Chemours Co. (The) 5,832 113,374
NewMarket Corp. 270 154,918
Olin Corp. 4,677 204,245
RPM International, Inc. 5,042 586,132
Scotts Miracle-Gro Co. (The) 1,645 116,762
Westlake Corp. 1,259 183,109
2,362,042
Commercial Services & Supplies — 1.6%
Brink's Co. (The) 1,742 193,240
Clean Harbors, Inc.* 1,964 482,948
MSA Safety, Inc. 1,449 264,631
RB Global, Inc. 7,194 619,619
Stericycle, Inc.* 3,634 215,351
Tetra Tech, Inc. 2,095 498,065
2,273,854
Communications Equipment — 0.3%
Ciena Corp.* 5,662 326,414
Lumentum Holdings, Inc.* 2,647 152,494
478,908
Construction & Engineering — 1.9%
AECOM 5,331 533,846
Comfort Systems USA, Inc. 1,395 493,161
EMCOR Group, Inc. 1,841 723,624
Fluor Corp.* 6,704 335,669
MasTec, Inc.* 2,379 269,136
MDU Resources Group, Inc. 7,984 205,109
Valmont Industries, Inc. 791 226,036
2,786,581
Construction Materials — 0.4%
Eagle Materials, Inc. 1,349 347,705
Knife River Corp.* 2,217 174,855
522,560
Consumer Finance — 0.6%
Ally Financial, Inc. 10,713 462,695
FirstCash Holdings, Inc. 1,460 175,331
SLM Corp. 8,604 189,804
827,830
Consumer Staples Distribution & Retail — 1.6%
BJ's Wholesale Club Holdings,
Inc.* 5,207 416,352
Casey's General Stores, Inc. 1,449 524,987
Performance Food Group Co.* 6,093 454,781
Sprouts Farmers Market, Inc.* 3,935 409,437
US Foods Holding Corp.* 8,857 524,423
2,329,980
Investments
Shares Value
Common Stocks (a) (continued)
Containers & Packaging — 1.3%
AptarGroup, Inc. 2,594 $ 397,375
Berry Global Group, Inc. 4,480 308,493
Crown Holdings, Inc. 4,672 422,395
Graphic Packaging Holding Co. 12,034 360,178
Greif, Inc., Class
a
A 1,009 63,083
Silgan Holdings, Inc. 3,178 166,114
Sonoco Products Co. 3,848 217,681
1,935,319
Diversified Consumer Services — 0.9%
Duolingo, Inc., Class
a
A* 1,448 307,801
Graham Holdings Co., Class
a
B 136 108,146
Grand Canyon Education, Inc.* 1,148 166,471
H&R Block, Inc. 5,463 345,863
Service Corp. International 5,702 446,296
1,374,577
Diversified REITs — 0.4%
WP Carey, Inc., REIT 8,569 514,311
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 8,760 252,288
Iridium Communications, Inc. 4,755 122,679
374,967
Electric Utilities — 0.7%
ALLETE, Inc. 2,259 143,560
IDACORP, Inc. 1,985 202,291
OGE Energy Corp. 7,853 310,665
Portland General Electric Co. 4,035 194,124
TXNM Energy, Inc. 3,532 144,741
995,381
Electrical Equipment — 1.2%
Acuity Brands, Inc. 1,195 304,366
EnerSys 1,583 160,405
NEXTracker, Inc., Class
a
A* 4,813 195,745
nVent Electric plc 6,501 441,808
Regal Rexnord Corp. 2,604 436,977
Sensata Technologies Holding
plc 5,903 227,561
1,766,862
Electronic Equipment, Instruments & Components — 1.9%
Arrow Electronics, Inc.* 2,084 281,507
Avnet, Inc. 3,540 195,337
Belden, Inc. 1,593 170,897
Cognex Corp. 6,723 271,475
Coherent Corp.* 5,194 404,872
Crane NXT Co. 1,901 111,684
IPG Photonics Corp.* 1,124 76,848
Littelfuse, Inc. 971 264,306
Novanta, Inc.* 1,406 257,692
TD SYNNEX Corp. 3,043 369,481
Vishay Intertechnology, Inc. 4,901 98,755

AUGUST 31, 2024 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Vontier Corp. 6,046 $ 211,791
2,714,645
Energy Equipment & Services — 0.7%
ChampionX Corp. 7,456 232,105
NOV, Inc. 15,489 275,240
Valaris Ltd.* 2,439 148,925
Weatherford International plc 2,865 300,653
956,923
Entertainment — 0.3%
TKO Group Holdings, Inc.,
Class
a
A 2,306 272,638
Warner Music Group Corp.,
Class
a
A 5,545 158,643
431,281
Financial Services — 1.4%
Equitable Holdings, Inc. 11,972 509,050
Essent Group Ltd. 4,177 268,539
Euronet Worldwide, Inc.* 1,707 184,202
MGIC Investment Corp. 10,440 265,489
Voya Financial, Inc. 3,944 279,354
Western Union Co. (The) 13,250 161,650
WEX, Inc.* 1,640 313,273
1,981,557
Food Products — 0.8%
Darling Ingredients, Inc.* 6,257 261,104
Flowers Foods, Inc. 7,524 174,858
Ingredion, Inc. 2,571 345,311
Lancaster Colony Corp. 797 136,096
Pilgrim's Pride Corp.* 1,577 73,457
Post Holdings, Inc.* 1,969 227,951
1,218,777
Gas Utilities — 0.7%
National Fuel Gas Co. 3,599 215,076
New Jersey Resources Corp. 3,869 179,174
ONE Gas, Inc. 2,215 152,702
Southwest Gas Holdings, Inc. 2,358 171,474
Spire, Inc. 2,262 149,224
UGI Corp. 8,209 204,486
1,072,136
Ground Transportation — 1.2%
Avis Budget Group, Inc. 712 58,377
Knight-Swift Transportation
Holdings, Inc., Class
a
A 6,328 331,461
Landstar System, Inc. 1,401 255,766
Ryder System, Inc. 1,717 249,377
Saia, Inc.* 1,041 391,239
XPO, Inc.* 4,555 522,094
1,808,314
Health Care Equipment & Supplies — 1.3%
DENTSPLY SIRONA, Inc. 8,131 205,633
Enovis Corp.* 1,955 91,104
Envista Holdings Corp.* 6,730 122,890
Investments
Shares Value
Common Stocks (a) (continued)
Globus Medical, Inc., Class
a
A* 4,410 $ 320,607
Haemonetics Corp.* 1,989 150,329
Lantheus Holdings, Inc.* 2,714 288,959
LivaNova plc* 2,121 106,877
Masimo Corp.* 1,746 205,190
Neogen Corp.* 7,720 133,170
Penumbra, Inc.* 1,518 307,122
1,931,881
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.* 3,633 297,652
Amedisys, Inc.* 1,278 125,257
Chemed Corp. 592 347,012
Encompass Health Corp. 3,943 366,896
HealthEquity, Inc.* 3,407 271,061
Option Care Health, Inc.* 6,807 217,960
Progyny, Inc.* 3,245 76,225
R1 RCM, Inc.* 7,754 109,409
Tenet Healthcare Corp.* 3,825 634,338
2,445,810
Health Care REITs — 0.6%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 14,824 263,867
Omega Healthcare Investors,
Inc., REIT 9,676 382,589
Sabra Health Care REIT, Inc.,
REIT 9,066 154,485
800,941
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 4,784 175,956
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 8,248 126,029
Hotels, Restaurants & Leisure — 2.6%
Aramark 10,299 377,252
Boyd Gaming Corp. 2,638 158,333
Choice Hotels International,
Inc.(b) 936 119,424
Churchill Downs, Inc. 2,619 363,962
Hilton Grand Vacations, Inc.* 2,680 103,394
Hyatt Hotels Corp., Class
a
A 1,769 268,746
Light & Wonder, Inc.* 3,530 387,665
Marriott Vacations Worldwide
Corp. 1,281 94,794
Planet Fitness, Inc., Class
a
A* 3,428 278,388
Texas Roadhouse, Inc., Class
a
A 2,615 441,281
Travel + Leisure Co. 2,791 123,530
Vail Resorts, Inc. 1,487 270,188
Wendy's Co. (The) 6,507 110,098
Wingstop, Inc. 1,150 444,027
Wyndham Hotels & Resorts,
Inc. 3,155 248,299
3,789,381
Household Durables — 1.5%
Helen of Troy Ltd.* 932 49,750

ULTRA MIDCAP400 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
KB Home 2,880 $ 241,085
Taylor Morrison Home Corp.,
Class
a
A* 4,142 278,881
Tempur Sealy International, Inc. 6,799 356,471
Toll Brothers, Inc. 4,079 587,661
TopBuild Corp.* 1,238 486,559
Whirlpool Corp. 2,140 214,621
2,215,028
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 2,106 156,960
Industrial REITs — 0.9%
EastGroup Properties, Inc.,
REIT 1,882 350,805
First Industrial Realty Trust, Inc.,
REIT 5,182 293,975
Rexford Industrial Realty, Inc.,
REIT 8,512 433,431
STAG Industrial, Inc., REIT 7,130 289,335
1,367,546
Insurance — 3.9%
American Financial Group, Inc. 2,562 342,334
Brighthouse Financial, Inc.* 2,432 111,629
CNO Financial Group, Inc. 4,239 148,026
Erie Indemnity Co., Class
a
A 977 496,541
Fidelity National Financial, Inc. 10,165 599,328
First American Financial Corp. 4,062 259,156
Hanover Insurance Group, Inc.
(The) 1,408 206,962
Kemper Corp. 2,370 148,149
Kinsale Capital Group, Inc. 866 425,284
Old Republic International
Corp. 9,900 355,113
Primerica, Inc. 1,347 354,571
Reinsurance Group of America,
Inc. 2,577 568,898
RenaissanceRe Holdings Ltd. 2,070 527,415
RLI Corp. 1,575 242,707
Ryan Specialty Holdings, Inc.,
Class
a
A 4,009 259,102
Selective Insurance Group, Inc. 2,380 216,532
Unum Group 6,971 386,821
5,648,568
Interactive Media & Services — 0.1%
Ziff Davis, Inc.* 1,806 88,259
ZoomInfo Technologies, Inc.,
Class
a
A* 11,129 110,066
198,325
IT Services — 0.3%
ASGN, Inc.* 1,797 172,799
Kyndryl Holdings, Inc.* 9,011 213,471
386,270
Leisure Products — 0.5%
Brunswick Corp. 2,646 209,166
Mattel, Inc.* 13,475 255,756
Investments
Shares Value
Common Stocks (a) (continued)
Polaris, Inc. 2,080 $ 176,072
YETI Holdings, Inc.* 3,338 134,588
775,582
Life Sciences Tools & Services — 1.8%
Avantor, Inc.* 26,438 683,158
Azenta, Inc.* 2,111 104,537
Bruker Corp. 3,813 256,195
Illumina, Inc.* 6,238 819,684
Medpace Holdings, Inc.* 922 327,559
Repligen Corp.* 2,035 307,143
Sotera Health Co.* 4,878 75,316
2,573,592
Machinery — 3.4%
AGCO Corp. 2,425 220,772
Chart Industries, Inc.* 1,646 201,470
Crane Co. 1,925 304,882
Donaldson Co., Inc. 4,713 342,777
Esab Corp. 2,224 233,453
Flowserve Corp. 5,155 257,131
Graco, Inc. 6,623 552,027
ITT, Inc. 3,223 448,706
Lincoln Electric Holdings, Inc. 2,228 431,363
Middleby Corp. (The)* 2,105 296,005
Oshkosh Corp. 2,561 276,358
RBC Bearings, Inc.* 1,137 338,655
Terex Corp. 2,635 149,589
Timken Co. (The) 2,537 214,453
Toro Co. (The) 4,088 378,549
Watts Water Technologies, Inc.,
Class
a
A 1,074 211,256
4,857,446
Marine Transportation — 0.2%
Kirby Corp.* 2,283 273,777
Media — 0.4%
New York Times Co. (The),
Class
a
A 6,403 351,717
Nexstar Media Group, Inc.,
Class
a
A 1,221 208,644
TEGNA, Inc. 6,642 92,191
652,552
Metals & Mining — 1.5%
Alcoa Corp. 9,657 309,990
Cleveland-Cliffs, Inc.* 18,620 243,177
Commercial Metals Co. 4,531 242,816
MP Materials Corp.*(b) 5,244 67,648
Reliance, Inc. 2,249 644,676
Royal Gold, Inc. 2,574 360,798
United States Steel Corp. 8,761 332,129
2,201,234
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 19,597 395,076

AUGUST 31, 2024 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Starwood Property Trust, Inc. 11,755 $ 244,974
640,050
Multi-Utilities — 0.2%
Black Hills Corp. 2,699 159,565
Northwestern Energy Group,
Inc. 2,400 130,536
290,101
Office REITs — 0.5%
COPT Defense Properties, REIT 4,402 131,136
Cousins Properties, Inc., REIT 5,955 169,777
Kilroy Realty Corp., REIT 4,183 151,717
Vornado Realty Trust, REIT 6,266 215,363
667,993
Oil, Gas & Consumable Fuels — 3.2%
Antero Midstream Corp. 13,379 198,946
Antero Resources Corp.* 11,441 308,792
Chesapeake Energy Corp.(b) 4,362 324,925
Chord Energy Corp. 2,435 361,427
Civitas Resources, Inc. 3,606 221,156
CNX Resources Corp.* 6,002 166,075
DT Midstream, Inc. 3,803 298,878
HF Sinclair Corp. 5,869 288,403
Matador Resources Co. 4,544 257,736
Murphy Oil Corp. 5,676 211,601
Ovintiv, Inc. 9,747 417,464
PBF Energy, Inc., Class
a
A 4,132 140,736
Permian Resources Corp.,
Class
a
A 20,112 286,395
Range Resources Corp. 9,501 283,890
Southwestern Energy Co.* 43,182 275,501
Texas Pacific Land Corp. 729 633,421
4,675,346
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. 2,497 242,334
Personal Care Products — 0.5%
BellRing Brands, Inc.* 5,108 285,690
Coty, Inc., Class
a
A* 14,273 133,881
elf Beauty, Inc.* 2,173 325,494
745,065
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 2,469 286,355
Perrigo Co. plc 5,339 155,365
441,720
Professional Services — 2.1%
CACI International, Inc.,
Class
a
A* 873 426,129
Concentrix Corp. 1,835 138,047
ExlService Holdings, Inc.* 6,361 232,431
Exponent, Inc. 1,984 214,807
FTI Consulting, Inc.* 1,374 313,698
Genpact Ltd. 6,484 254,367
Insperity, Inc. 1,401 131,680
Investments
Shares Value
Common Stocks (a) (continued)
KBR, Inc. 5,258 $ 364,695
ManpowerGroup, Inc. 1,868 138,082
Maximus, Inc. 2,380 219,579
Paylocity Holding Corp.* 1,702 274,703
Science Applications
International Corp. 2,008 262,225
2,970,443
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.* 1,862 475,238
Residential REITs — 0.8%
American Homes 4 Rent,
Class
a
A, REIT 12,601 501,142
Equity LifeStyle Properties, Inc.,
REIT 7,303 531,001
Independence Realty Trust,
Inc., REIT 8,798 182,822
1,214,965
Retail REITs — 0.8%
Agree Realty Corp., REIT 3,931 287,002
Brixmor Property Group, Inc.,
REIT 11,799 323,175
Kite Realty Group Trust, REIT 8,599 224,262
NNN REIT, Inc., REIT 7,180 337,388
1,171,827
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.* 3,759 92,208
Amkor Technology, Inc. 4,049 133,212
Cirrus Logic, Inc.* 2,112 307,697
Lattice Semiconductor Corp.* 5,386 255,081
MACOM Technology Solutions
Holdings, Inc.* 2,146 234,408
MKS Instruments, Inc. 2,474 294,975
Onto Innovation, Inc.* 1,930 411,515
Power Integrations, Inc. 2,223 149,163
Rambus, Inc.* 4,220 188,718
Silicon Laboratories, Inc.* 1,250 147,963
Synaptics, Inc.* 1,546 125,875
Universal Display Corp. 1,709 331,068
Wolfspeed, Inc.* 4,929 48,058
2,719,941
Software — 2.0%
Altair Engineering, Inc., Class
a
A* 2,230 201,503
Appfolio, Inc., Class
a
A* 822 190,696
Aspen Technology, Inc.* 1,091 255,447
Blackbaud, Inc.* 1,583 132,339
CommVault Systems, Inc.* 1,700 264,180
Dolby Laboratories, Inc.,
Class
a
A 2,340 166,982
Dropbox, Inc., Class
a
A* 9,462 237,874
Dynatrace, Inc.* 9,419 476,790
Manhattan Associates, Inc.* 2,411 637,540
Qualys, Inc.* 1,446 180,996
Teradata Corp.* 3,787 106,945
2,851,292

ULTRA MIDCAP400 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Investments
Shares Value
Common Stocks (a) (continued)
Specialized REITs — 1.4%
CubeSmart, REIT 8,810 $ 456,622
EPR Properties, REIT 2,963 140,654
Gaming and Leisure Properties,
Inc., REIT 10,631 553,025
Lamar Advertising Co., Class
a
A,
REIT 3,438 432,432
National Storage Affiliates Trust,
REIT 2,729 127,553
PotlatchDeltic Corp., REIT 3,114 135,334
Rayonier, Inc., REIT 5,364 165,265
2,010,885
Specialty Retail — 3.2%
Abercrombie & Fitch Co.,
Class
a
A* 2,001 295,287
AutoNation, Inc.* 962 171,217
Burlington Stores, Inc.* 2,500 670,600
Dick's Sporting Goods, Inc. 2,280 540,269
Five Below, Inc.* 2,162 163,080
Floor & Decor Holdings, Inc.,
Class
a
A* 4,190 471,123
GameStop Corp., Class
a
A* 10,552 247,128
Gap, Inc. (The) 8,483 190,274
Lithia Motors, Inc., Class
a
A 1,073 323,059
Murphy USA, Inc. 738 383,487
Penske Automotive Group, Inc. 760 129,276
RH* 603 152,981
Valvoline, Inc.* 5,045 212,899
Williams-Sonoma, Inc. 5,032 675,948
4,626,628
Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage, Inc., Class
a
A* 11,967 613,787
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd.* 4,564 163,026
Carter's, Inc. 1,429 94,171
Columbia Sportswear Co. 1,320 106,564
Crocs, Inc.* 2,378 347,592
PVH Corp. 2,217 218,796
Skechers USA, Inc., Class
a
A* 5,184 355,000
Under Armour, Inc., Class
a
A* 7,394 56,860
Under Armour, Inc., Class
a
C* 7,473 55,749
1,397,758
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies,
Inc. 1,512 310,141
Core & Main, Inc., Class
a
A* 6,697 321,657
GATX Corp. 1,394 196,693
MSC Industrial Direct Co., Inc.,
Class
a
A 1,786 146,881
Watsco, Inc. 1,253 595,701
WESCO International, Inc. 1,712 283,131
1,854,204
Investments
Shares Value
Common Stocks (a) (continued)
Water Utilities — 0.3%
Essential Utilities, Inc. 9,854 $ 384,207
Total Common Stocks
(Cost $92,240,082)
110,703,012
Securities Lending Reinvestments (c) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $172,408) 172,408 172,408
Principal
Amount
Short-Term Investments — 0 .7%
Repurchase Agreements (e) — 0 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $978,200
(Cost $977,625) $ 977,625
977,625
Total Investments — 77.2%
(Cost $93,390,115) 111,853,045
Other assets less liabilities — 22.8% 32,988,997
Net Assets — 100.0% $ 144,842,042
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $138,364.
(b) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $460,679, collateralized in the form of cash with a value of $172,408 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $355,053 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 5.38%, and maturity dates ranging from April
30, 2025 – February 15, 2051. The total value of collateral is
$527,461.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $172,408.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MVV
::
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 37 9/20/2024 U.S. Dollar $ 11,462,970 $ 461,536
Swap Agreements
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
24,098,398 2/11/2025 Bank of America NA 5.98% S&P MidCap 400
®
2,936,391
28,642,933 2/11/2025 BNP Paribas SA 5.88% S&P MidCap 400
®
3,404,705
14,554,876 3/6/2025 Citibank NA 5.83% S&P MidCap 400
®
1,977,477
16,539,632 11/7/2024 Goldman Sachs International 5.98% S&P MidCap 400
®
2,802,083
35,942,781 11/7/2024 Goldman Sachs International 5.75%
SPDR
®
S&P MidCap 400
®
ETF
Trust 3,191,709
52,482,413 5,993,792
15,507,064 1/26/2026
Morgan Stanley & Co.
International plc 6.18% S&P MidCap 400
®
452,791
18,020,470 11/14/2024 Societe Generale 6.05% S&P MidCap 400
®
1,909,235
14,236,450 11/7/2024 UBS AG 6.13% S&P MidCap 400
®
1,610,302
167,542,604 18,284,693
Total Unrealized
Appreciation
18,284,693
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA MSCI BRAZIL CAPPED :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UBR
::
Investments
Principal
Amount Value
Short-Term Investments — 128 .5%
Repurchase Agreements (a) — 38 .4%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $844,643
(Cost $844,147) $ 844,147
$ 844,147
U.S. Treasury Obligations (b) — 90 .1%
U.S. Treasury Bills
5.27%, 11/21/2024 (c)
(Cost $1,976,787) 2,000,000 1,978,121
Total Short-Term Investments
(Cost $2,820,934) 2,822,268
Total Investments — 128.5%
(Cost $2,820,934) 2,822,268
Liabilities in excess of other assets — (28.5%) (625,579)
Net Assets — 100.0% $ 2,196,689
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,602,225.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
739,298 4/10/2025 Bank of America NA 5.63%
iShares
®
MSCI Brazil Capped
ETF (37,600)
2,340,257 11/14/2024 Citibank NA 5.63%
iShares
®
MSCI Brazil Capped
ETF (263,491)
380,651 11/14/2024 Goldman Sachs International 5.83%
iShares
®
MSCI Brazil Capped
ETF (234,551)
105,264 11/14/2024
Morgan Stanley & Co.
International plc 6.03%
iShares
®
MSCI Brazil Capped
ETF 10,175
371,081 11/14/2024 Societe Generale 5.63%
iShares
®
MSCI Brazil Capped
ETF (191,359)
461,459 11/14/2024 UBS AG 5.73%
iShares
®
MSCI Brazil Capped
ETF (231,069)
4,398,010 (947,895)
Total Unrealized
Appreciation
10,175
Total Unrealized
Depreciation
(958,070)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRA MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFO
::
Investments
Principal
Amount Value
Short-Term Investments — 66 .6%
Repurchase Agreements (a) — 39 .9%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $3,709,661
(Cost $3,707,485) $ 3,707,485
$ 3,707,485
U.S. Treasury Obligations (b) — 26 .7%
U.S. Treasury Bills
5.19%, 11/19/2024 (c)
(Cost $2,471,993) 2,500,000 2,473,371
Total Short-Term Investments
(Cost $6,179,478) 6,180,856
Total Investments — 66.6%
(Cost $6,179,478) 6,180,856
Other assets less liabilities — 33.4% 3,106,277
Net Assets — 100.0% $ 9,287,133
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,399,170.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation
($)
6,721,597 4/10/2025 Bank of America NA 5.63% iShares
®
MSCI EAFE ETF 1,637,143
2,676,835 11/14/2024 Citibank NA 5.73% iShares
®
MSCI EAFE ETF 482,400
2,012,633 3/6/2025 Goldman Sachs International 5.73% iShares
®
MSCI EAFE ETF 250,032
3,338 11/14/2024
Morgan Stanley & Co.
International plc 6.03% iShares
®
MSCI EAFE ETF 524
1,835,735 11/14/2024 Societe Generale 5.98% iShares
®
MSCI EAFE ETF 209,706
5,346,996 3/6/2025 UBS AG 5.73% iShares
®
MSCI EAFE ETF 562,131
18,597,134 3,141,936
Total Unrealized
Appreciation
3,141,936
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA MSCI EMERGING MARKETS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EET
::
Investments
Principal
Amount Value
Short-Term Investments — 91 .8%
Repurchase Agreements (a) — 39 .5%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $7,652,984
(Cost $7,648,491) $ 7,648,491
$ 7,648,491
U.S. Treasury Obligations (b) — 52 .3%
U.S. Treasury Bills
5.15%, 10/31/2024 (c) 250,000 247,962
5.01%, 12/5/2024 (c) 10,000,000 9,873,675
Total U.S. Treasury Obligations
(Cost $10,117,637) 10,121,637
Total Short-Term Investments
(Cost $17,766,128) 17,770,128
Total Investments — 91.8%
(Cost $17,766,128) 17,770,128
Other assets less liabilities — 8.2% 1,585,018
Net Assets — 100.0% $ 19,355,146
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,256,185.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
4,427,330 3/6/2025 Bank of America NA 5.58%
iShares
®
MSCI Emerging
Markets ETF (49,623)
9,029,706 11/14/2024 Citibank NA 5.48%
iShares
®
MSCI Emerging
Markets ETF 15,488
7,723,673 3/6/2025 Goldman Sachs International 5.78%
iShares
®
MSCI Emerging
Markets ETF 32,873
111,394 11/14/2024
Morgan Stanley & Co.
International plc 6.03%
iShares
®
MSCI Emerging
Markets ETF 5,479
9,565,078 11/14/2024 Societe Generale 6.13%
iShares
®
MSCI Emerging
Markets ETF 139,053
7,866,893 11/14/2024 UBS AG 5.73%
iShares
®
MSCI Emerging
Markets ETF 353,359
38,724,074 496,629
Total Unrealized
Appreciation
546,252
Total Unrealized
Depreciation
(49,623)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRA MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EZJ
::
Investments
Shares Value
Exchange Traded Funds — 33 .8%
iShares MSCI Japan ETF
(Cost $2,509,826) 46,250 $ 3,328,613
Principal
Amount
Short-Term Investments — 46 .7%
Repurchase Agreements (a) — 23 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $2,338,051
(Cost $2,336,681) $ 2,336,681
2,336,681
U.S. Treasury Obligations (b) — 23 .0%
U.S. Treasury Bills
5.00%, 11/26/2024 (c)
(Cost $2,272,943) 2,300,000 2,273,371
Total Short-Term Investments
(Cost $4,609,624) 4,610,052
Total Investments — 80.5%
(Cost $7,119,450) 7,938,665
Other assets less liabilities — 19.5% 1,923,399
Net Assets — 100.0% $ 9,862,064
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,544,894.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
3,020,453 3/6/2025 Bank of America NA 5.68% iShares
®
MSCI Japan ETF 252,957
2,574,097 4/10/2025 Citibank NA 5.83% iShares
®
MSCI Japan ETF 553,595
1,073,661 3/6/2025 Goldman Sachs International 5.98% iShares
®
MSCI Japan ETF 138,284
216,748 11/14/2024
Morgan Stanley & Co.
International plc 6.03% iShares
®
MSCI Japan ETF 31,740
4,654,209 11/14/2024 Societe Generale 5.93% iShares
®
MSCI Japan ETF (251,196)
4,886,201 11/14/2024 UBS AG 5.83% iShares
®
MSCI Japan ETF 422,713
16,425,369 1,148,093
Total Unrealized
Appreciation
1,399,289
Total Unrealized
Depreciation
(251,196)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ BIOTECHNOLOGY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks — 65 .4%
Biotechnology — 53.6%
4D Molecular Therapeutics,
Inc.* 3,103 $ 46,576
89bio, Inc.* 5,906 56,107
AC Immune SA* 5,921 19,125
ACADIA Pharmaceuticals, Inc.* 9,917 164,424
ACELYRIN, Inc.* 5,944 28,412
ADMA Biologics, Inc.* 13,915 240,869
Agios Pharmaceuticals, Inc.* 3,408 156,461
Akero Therapeutics, Inc.* 4,151 112,907
Alector, Inc.* 5,785 30,545
Alkermes plc* 10,158 288,995
Allogene Therapeutics, Inc.* 12,534 32,964
Alnylam Pharmaceuticals, Inc.* 7,592 1,994,342
ALX Oncology Holdings, Inc.* 3,128 7,257
Amarin Corp. plc, ADR* 24,158 15,111
Amgen, Inc. 14,567 4,862,902
Amicus Therapeutics, Inc.* 17,781 206,437
AnaptysBio, Inc.* 1,640 62,468
Anavex Life Sciences Corp.*(a) 5,079 30,576
Apellis Pharmaceuticals, Inc.* 7,286 283,425
Apogee Therapeutics, Inc.* 2,697 138,005
Arbutus Biopharma Corp.* 11,328 43,839
Arcellx, Inc.* 3,211 220,724
Arcturus Therapeutics Holdings,
Inc.* 1,617 34,119
Arcutis Biotherapeutics, Inc.* 6,949 75,605
Ardelyx, Inc.* 14,045 86,798
Argenx SE, ADR* 1,923 994,806
Arrowhead Pharmaceuticals,
Inc.* 7,456 177,676
ARS Pharmaceuticals, Inc.*(a) 5,817 75,505
Ascendis Pharma A/S, ADR* 3,477 481,391
Aurinia Pharmaceuticals, Inc.* 8,585 58,464
Autolus Therapeutics plc, ADR* 11,974 47,058
Avidity Biosciences, Inc.* 5,741 252,604
Beam Therapeutics, Inc.* 4,940 131,799
BeiGene Ltd., ADR* 2,567 492,299
Bicycle Therapeutics plc,
ADR*(a) 2,156 46,354
BioCryst Pharmaceuticals, Inc.* 12,388 107,652
Biogen, Inc.* 8,740 1,789,602
BioMarin Pharmaceutical, Inc.* 11,398 1,039,612
Biomea Fusion, Inc.* 2,152 15,774
BioNTech SE, ADR* 5,886 519,263
Bluebird Bio, Inc.*(a) 11,427 6,416
Blueprint Medicines Corp.* 3,759 359,135
Bridgebio Pharma, Inc.* 11,233 312,839
Cabaletta Bio, Inc.* 2,898 16,316
Caribou Biosciences, Inc.* 5,422 11,712
Centessa Pharmaceuticals plc,
ADR* 3,479 46,967
Cogent Biosciences, Inc.* 5,739 61,637
Coherus Biosciences, Inc.* 6,887 9,573
Crinetics Pharmaceuticals, Inc.* 4,734 251,186
CRISPR Therapeutics AG*(a) 5,098 243,277
Cullinan Therapeutics, Inc.* 3,460 67,816
CureVac NV*(a) 13,465 42,280
Cytokinetics, Inc.* 6,883 392,882
Investments
Shares Value
Common Stocks (continued)
Day One Biopharmaceuticals,
Inc.* 5,246 $ 72,605
Denali Therapeutics, Inc.* 8,561 209,231
Disc Medicine, Inc.* 1,483 75,366
Dynavax Technologies Corp.* 7,857 88,156
Dyne Therapeutics, Inc.* 5,885 271,240
Editas Medicine, Inc.* 4,936 18,461
Erasca, Inc.* 15,598 45,078
Exelixis, Inc.* 17,487 455,187
Exscientia plc, ADR*(a) 2,941 16,352
Galapagos NV, ADR*(a) 1,220 35,526
Genmab A/S, ADR*(a) 2,516 69,945
Geron Corp.* 35,605 169,124
Gilead Sciences, Inc. 69,325 5,476,675
GRAIL, Inc.* 1,593 22,477
Grifols SA, ADR* 7,324 68,406
Halozyme Therapeutics, Inc.* 7,645 488,133
Humacyte, Inc.* 7,148 43,245
Ideaya Biosciences, Inc.* 4,543 179,449
ImmunityBio, Inc.* 41,515 163,984
Immunocore Holdings plc,
ADR* 2,238 80,299
Immunovant, Inc.* 8,767 270,900
Incyte Corp.* 13,491 885,819
Insmed, Inc.* 9,678 740,077
Intellia Therapeutics, Inc.* 5,792 129,972
Ionis Pharmaceuticals, Inc.* 8,761 417,724
Iovance Biotherapeutics, Inc.* 16,799 195,876
Ironwood Pharmaceuticals,
Inc., Class
a
A* 9,540 48,272
iTeos Therapeutics, Inc.* 2,236 37,677
Janux Therapeutics, Inc.* 3,113 146,249
KalVista Pharmaceuticals, Inc.* 2,532 33,903
Keros Therapeutics, Inc.* 2,166 98,228
Kiniksa Pharmaceuticals
International plc, Class
a
A* 2,419 64,684
Krystal Biotech, Inc.* 1,714 334,436
Kura Oncology, Inc.* 4,573 96,307
Kymera Therapeutics, Inc.* 3,683 178,110
Legend Biotech Corp., ADR* 4,904 282,225
Lexicon Pharmaceuticals,
Inc.*(a) 21,701 37,543
Lyell Immunopharma, Inc.* 15,304 22,191
MacroGenics, Inc.* 3,760 13,198
Madrigal Pharmaceuticals, Inc.* 1,280 316,326
MannKind Corp.* 16,346 102,326
MeiraGTx Holdings plc* 3,859 15,706
Merus NV* 3,976 202,736
Mineralys Therapeutics, Inc.* 2,980 36,982
Mirum Pharmaceuticals, Inc.* 2,830 122,001
Moderna, Inc.* 22,679 1,755,355
Myriad Genetics, Inc.* 5,430 153,832
Neurocrine Biosciences, Inc.* 6,041 767,569
Novavax, Inc.* 8,429 104,351
Nurix Therapeutics, Inc.* 3,560 89,712
Nuvalent, Inc., Class
a
A* 3,549 302,126
Olema Pharmaceuticals, Inc.* 3,356 39,601
ORIC Pharmaceuticals, Inc.* 4,047 41,967
Ovid therapeutics, Inc.* 4,259 4,813
Precigen, Inc.* 15,153 16,668

AUGUST 31, 2024 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
Prime Medicine, Inc.*(a) 7,205 $ 30,837
Protagonist Therapeutics, Inc.* 3,521 151,016
Prothena Corp. plc* 3,233 71,999
PTC Therapeutics, Inc.* 4,604 162,613
RAPT Therapeutics, Inc.* 2,096 4,307
Recursion Pharmaceuticals,
Inc., Class
a
A*(a) 13,823 100,631
Regeneron Pharmaceuticals,
Inc.* 4,546 5,385,601
REGENXBIO, Inc.* 2,956 36,122
Relay Therapeutics, Inc.* 7,967 54,096
Reneo Pharmaceuticals, Inc.* 2,006 2,969
Replimune Group, Inc.* 3,686 37,487
REVOLUTION Medicines, Inc.* 9,904 422,208
Rhythm Pharmaceuticals, Inc.* 3,660 173,081
Rocket Pharmaceuticals, Inc.* 5,453 102,789
Roivant Sciences Ltd.* 44,345 542,339
Sage Therapeutics, Inc.* 3,612 30,449
Sana Biotechnology, Inc.* 13,297 80,447
Sarepta Therapeutics, Inc.* 5,668 769,601
Savara, Inc.* 8,295 35,420
Scholar Rock Holding Corp.* 4,788 44,528
SpringWorks Therapeutics, Inc.* 4,447 185,484
Summit Therapeutics, Inc.*(a) 42,139 546,964
Syndax Pharmaceuticals, Inc.* 5,102 104,846
Tango Therapeutics, Inc.* 6,413 75,866
Taysha Gene Therapies, Inc.* 11,227 25,148
Tourmaline Bio, Inc. 1,539 25,932
Travere Therapeutics, Inc.* 4,570 43,278
Twist Bioscience Corp.* 3,495 151,124
Ultragenyx Pharmaceutical,
Inc.* 4,991 283,389
uniQure NV* 2,913 17,041
United Therapeutics Corp.* 2,663 968,134
UroGen Pharma Ltd.*(a) 2,170 30,185
Vanda Pharmaceuticals, Inc.* 3,493 18,478
Vaxcyte, Inc.* 6,531 527,444
Vera Therapeutics, Inc.,
Class
a
A* 3,283 124,163
Veracyte, Inc.* 4,591 144,846
Vericel Corp.* 2,918 150,715
Vertex Pharmaceuticals, Inc.* 9,786 4,852,780
Verve Therapeutics, Inc.* 5,039 33,761
Vir Biotechnology, Inc.* 8,167 67,459
Voyager Therapeutics, Inc.* 3,266 21,425
Xencor, Inc.* 3,702 64,748
Xenon Pharmaceuticals, Inc.* 4,531 182,781
Y-mAbs Therapeutics, Inc.* 2,634 37,693
Zai Lab Ltd., ADR*(a) 3,090 61,615
Zentalis Pharmaceuticals, Inc.* 4,262 14,789
Zymeworks, Inc.* 4,245 49,794
50,493,711
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.* 6,459 125,563
Health Care Providers & Services — 0.3%
23andMe Holding Co., Class
a
A* 19,421 6,116
Castle Biosciences, Inc.* 1,657 49,163
Guardant Health, Inc.* 7,345 187,885
Investments
Shares Value
Common Stocks (continued)
PetIQ, Inc., Class
a
A* 1,773 $ 54,165
297,329
Life Sciences Tools & Services — 2.5%
AbCellera Biologics, Inc.* 17,651 45,187
Adaptive Biotechnologies
Corp.* 8,845 41,571
Fortrea Holdings, Inc.* 5,366 123,740
Illumina, Inc.* 9,563 1,256,578
Maravai LifeSciences Holdings,
Inc., Class
a
A* 7,972 72,147
MaxCyte, Inc.* 6,275 27,108
Medpace Holdings, Inc.* 1,860 660,802
Nautilus Biotechnology, Inc.,
Class
a
A* 7,518 19,547
OmniAb, Inc.* 7,060 29,581
Pacific Biosciences of
California, Inc.*(a) 16,350 22,400
2,298,661
Pharmaceuticals — 8.9%
Aclaris Therapeutics, Inc.* 4,277 5,047
Amphastar Pharmaceuticals,
Inc.* 2,936 143,101
Amylyx Pharmaceuticals, Inc.* 4,081 9,060
ANI Pharmaceuticals, Inc.* 1,258 80,198
Arvinas, Inc.* 4,108 107,465
AstraZeneca plc, ADR 28,552 2,501,726
ATAI Life Sciences NV*(a) 10,048 13,062
Atea Pharmaceuticals, Inc.* 5,055 19,462
Avadel Pharmaceuticals plc,
ADR* 5,770 87,531
Axsome Therapeutics, Inc.* 2,851 253,340
Collegium Pharmaceutical, Inc.* 1,964 75,535
Edgewise Therapeutics, Inc.* 5,607 105,131
Enliven Therapeutics, Inc.* 2,824 61,789
Evolus, Inc.* 3,758 59,715
EyePoint Pharmaceuticals, Inc.* 3,128 27,996
Fulcrum Therapeutics, Inc.* 3,729 31,883
Harmony Biosciences Holdings,
Inc.* 3,409 122,656
Harrow, Inc.* 2,124 85,937
HUTCHMED China Ltd.,
ADR*(a) 1,862 32,492
Innoviva, Inc.* 3,749 72,656
Intra-Cellular Therapies, Inc.* 6,338 464,449
Jazz Pharmaceuticals plc* 3,785 438,984
Ligand Pharmaceuticals, Inc.* 1,079 114,158
Marinus Pharmaceuticals, Inc.* 3,298 4,617
Ocular Therapeutix, Inc.* 9,298 82,008
Pacira BioSciences, Inc.* 2,794 43,475
Phathom Pharmaceuticals,
Inc.*(a) 3,513 58,035
Phibro Animal Health Corp.,
Class
a
A 1,220 25,620
Pliant Therapeutics, Inc.* 3,621 48,123
Revance Therapeutics, Inc.* 6,258 41,115
Royalty Pharma plc, Class
a
A 27,078 786,074
Sanofi SA, ADR 16,910 951,357
SIGA Technologies, Inc. 4,268 38,540

ULTRA NASDAQ BIOTECHNOLOGY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Investments
Shares Value
Common Stocks (continued)
Structure Therapeutics, Inc.,
ADR* 2,940 $ 112,102
Supernus Pharmaceuticals,
Inc.* 3,300 116,028
Tarsus Pharmaceuticals, Inc.* 2,268 61,485
Terns Pharmaceuticals, Inc.* 3,881 29,573
Theravance Biopharma, Inc.* 2,919 24,082
Third Harmonic Bio, Inc.*(a) 2,458 28,390
Ventyx Biosciences, Inc.* 4,231 9,435
Verona Pharma plc, ADR* 4,184 114,976
Viatris, Inc. 71,475 863,418
WaVe Life Sciences Ltd.* 7,350 42,189
Xeris Biopharma Holdings, Inc.* 8,900 25,009
8,419,024
Total Common Stocks
(Cost $69,740,672)
61,634,288
Number of
Rights
Rights — 0 .0% (b)
Biotechnology — 0.0%(b)
Cartesian Therapeutics,
Inc.*(c)
(Cost $1,761) 9,785 1,761
Shares
Securities Lending Reinvestments (d) — 0 .9%
Investment Companies — 0 .9%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (e)
(Cost $880,257) 880,257 880,257
Principal
Amount
Short-Term Investments — 24 .0%
Repurchase Agreements (f) — 11 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $10,997,249
(Cost $10,990,794) $ 10,990,794
10,990,794
U.S. Treasury Obligations (g) — 12 .3%
U.S. Treasury Bills
5.15%, 10/31/2024 (h) 1,750,000 1,735,734
5.01%, 12/5/2024 (h) 10,000,000 9,873,675
Total U.S. Treasury Obligations
(Cost $11,604,912) 11,609,409
Total Short-Term Investments
(Cost $22,595,706) 22,600,203
Total Investments — 90.3%
(Cost $93,218,396) 85,116,509
Other assets less liabilities — 9.7% 9,176,370
Net Assets — 100.0% $ 94,292,879
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $884,592, collateralized in the form of cash with a value of $880,257 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $40,720 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from October
31, 2024 – August 15, 2049. The total value of collateral is
$920,977.
(b) Represents less than 0.05% of net assets.
(c) Illiquid security.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $880,257.
(e) Rate shown is the 7-day yield as of August 31, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,205,408.
(h) The rate shown was the current yield as of August 31, 2024.
Abbreviations
ADR American Depositary Receipt

AUGUST 31, 2024 (Unaudited) :: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIB
::
Swap Agreements
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
31,806,230 3/6/2025 Bank of America NA 5.48% Nasdaq Biotechnology Index
®
435,093
19,923,442 11/6/2025 BNP Paribas SA 5.63% Nasdaq Biotechnology Index
®
3,112,992
4,325,452 3/6/2025 Citibank NA 5.73% Nasdaq Biotechnology Index
®
254,152
6,449,122 11/7/2024 Goldman Sachs International 6.08% Nasdaq Biotechnology Index
®
513,602
3,334,406 1/26/2026
Morgan Stanley & Co.
International plc 6.13% Nasdaq Biotechnology Index
®
224,097
5,516,660 11/14/2024 Societe Generale 6.08% Nasdaq Biotechnology Index
®
748,675
55,356,998 11/7/2024 UBS AG 5.83% Nasdaq Biotechnology Index
®
4,845,174
126,712,310 10,133,785
Total Unrealized
Appreciation
10,133,785
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ CLOUD COMPUTING :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Investments
Shares Value
Common Stocks — 63 .4%
Broadline Retail — 2.4%
Amazon.com, Inc.* 316 $ 56,406
Communications Equipment — 4.4%
Arista Networks, Inc.* 187 66,082
Cisco Systems, Inc. 799 40,382
106,464
Diversified Telecommunication Services — 1.9%
Lumen Technologies, Inc.* 8,651 45,418
Financial Services — 0.4%
Toast, Inc., Class
a
A* 382 9,497
Health Care Technology — 0.5%
Veeva Systems, Inc., Class
a
A* 53 11,471
Interactive Media & Services — 2.2%
Alphabet, Inc., Class
a
A 321 52,445
IT Services — 13.9%
Akamai Technologies, Inc.* 401 40,838
Cloudflare, Inc., Class
a
A* 548 45,013
DigitalOcean Holdings, Inc.* 643 24,067
Fastly, Inc., Class
a
A* 1,176 7,080
International Business
Machines Corp. 335 67,714
MongoDB, Inc., Class
a
A* 195 56,704
Shopify, Inc., Class
a
A* 470 34,813
Snowflake, Inc., Class
a
A* 69 7,882
Twilio, Inc., Class
a
A* 486 30,501
Wix.com Ltd.* 115 19,161
333,773
Media — 0.4%
Trade Desk, Inc. (The), Class
a
A* 99 10,348
Professional Services — 0.9%
Paycom Software, Inc. 63 10,255
Paylocity Holding Corp.* 65 10,491
20,746
Software — 31.0%
Adobe, Inc.* 64 36,762
Appfolio, Inc., Class
a
A* 39 9,048
Appian Corp., Class
a
A* 348 11,289
AppLovin Corp., Class
a
A* 341 31,669
Asana, Inc., Class
a
A* 710 9,983
Atlassian Corp., Class
a
A* 179 29,642
Blackbaud, Inc.* 119 9,948
BlackLine, Inc.* 195 9,662
Box, Inc., Class
a
A* 341 11,117
Confluent, Inc., Class
a
A* 1,070 22,705
Crowdstrike Holdings, Inc.,
Class
a
A* 29 8,041
Datadog, Inc., Class
a
A* 84 9,766
DocuSign, Inc., Class
a
A* 170 10,066
Dropbox, Inc., Class
a
A* 412 10,358
Investments
Shares Value
Common Stocks (continued)
Elastic NV* 88 $ 6,705
Five9, Inc.* 594 19,157
Gitlab, Inc., Class
a
A* 589 27,919
HubSpot, Inc.* 44 21,959
Intuit, Inc. 15 9,454
Klaviyo, Inc., Class
a
A* 409 12,867
Microsoft Corp. 134 55,897
Nutanix, Inc., Class
a
A* 1,005 63,506
Open Text Corp. 316 10,055
Oracle Corp. 474 66,972
Palo Alto Networks, Inc.* 31 11,244
Q2 Holdings, Inc.* 153 11,354
Qualys, Inc.* 66 8,261
RingCentral, Inc., Class
a
A* 564 18,798
Salesforce, Inc. 118 29,842
SAP SE, ADR 102 22,411
ServiceNow, Inc.* 42 35,910
Smartsheet, Inc., Class
a
A* 249 12,151
Sprout Social, Inc., Class
a
A* 284 8,832
Workday, Inc., Class
a
A* 44 11,580
Workiva, Inc., Class
a
A* 361 28,219
Zoom Video Communications,
Inc., Class
a
A* 151 10,431
Zscaler, Inc.* 55 10,999
Zuora, Inc., Class
a
A* 913 8,025
742,604
Technology Hardware, Storage & Peripherals — 5.4%
Dell Technologies, Inc., Class
a
C 200 23,108
Hewlett Packard Enterprise Co. 1,574 30,488
NetApp, Inc. 232 28,007
Pure Storage, Inc., Class
a
A* 924 47,392
128,995
Total Common Stocks
(Cost $1,333,525)
1,518,167
Principal
Amount
Short-Term Investments — 26 .6%
Repurchase Agreements (a) — 26 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $636,435
(Cost $636,060) $ 636,060
636,060
Total Investments — 90.0%
(Cost $1,969,585) 2,154,227
Other assets less liabilities — 10.0% 240,119
Net Assets — 100.0% $ 2,394,346
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

AUGUST 31, 2024 (Unaudited) :: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKYU
::
Abbreviations
ADR American Depositary Receipt
Swap Agreements
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
1,690,254 11/6/2025 Bank of America NA 5.43% ISE Cloud Computing Index (35,145)
544,190 3/6/2026 BNP Paribas SA 5.88% ISE Cloud Computing Index (56,456)
582,283 11/7/2024 Goldman Sachs International 6.08% ISE Cloud Computing Index 44,005
449,501 1/26/2026 UBS AG 6.13% ISE Cloud Computing Index 697
3,266,228 (46,899)
Total Unrealized
Appreciation
44,702
Total Unrealized
Depreciation
(91,601)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA NASDAQ CYBERSECURITY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UCYB
::
Investments
Principal
Amount Value
Short-Term Investments — 72 .2%
Repurchase Agreements (a) — 22 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $873,148
(Cost $872,636) $ 872,636
$ 872,636
U.S. Treasury Obligations (b) — 50 .0%
U.S. Treasury Bills
5.09%, 12/10/2024 (c)
(Cost $1,972,167) 2,000,000 1,973,295
Total Short-Term Investments
(Cost $2,844,803) 2,845,931
Total Investments — 72.2%
(Cost $2,844,803) 2,845,931
Other assets less liabilities — 27.8% 1,093,724
Net Assets — 100.0% $ 3,939,655
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $504,165.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
3,792,321 5/6/2025 Bank of America NA 5.58%
First Trust Nasdaq
Cybersecurity ETF 67,722
1,180,540 11/6/2025 BNP Paribas SA 5.93%
First Trust Nasdaq
Cybersecurity ETF 344,681
1,504,194 11/7/2024 Goldman Sachs International 6.08%
First Trust Nasdaq
Cybersecurity ETF 198,962
1,384,814 1/26/2026 UBS AG 6.13%
First Trust Nasdaq
Cybersecurity ETF 29,579
7,861,869 640,944
Total Unrealized
Appreciation
640,944
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) — 71 .9%
Automobiles — 1.9%
Tesla, Inc.* 574,893 $ 123,090,340
Beverages — 1.8%
Coca-Cola Europacific Partners
plc 141,292 11,372,593
Keurig Dr Pepper, Inc. 417,008 15,266,663
Monster Beverage Corp.* 320,480 15,104,222
PepsiCo, Inc. 422,913 73,113,200
114,856,678
Biotechnology — 2.9%
Amgen, Inc. 165,013 55,086,290
Biogen, Inc.* 44,760 9,165,058
Gilead Sciences, Inc. 383,208 30,273,432
Moderna, Inc.* 117,885 9,124,299
Regeneron Pharmaceuticals,
Inc.* 33,308 39,459,654
Vertex Pharmaceuticals, Inc.* 79,365 39,356,310
182,465,043
Broadline Retail — 4.3%
Amazon.com, Inc.* 1,239,402 221,233,257
MercadoLibre, Inc.* 15,609 32,180,451
PDD Holdings, Inc., ADR* 205,490 19,749,644
273,163,352
Chemicals — 1.1%
Linde plc 147,893 70,729,827
Commercial Services & Supplies — 0.6%
Cintas Corp. 31,174 25,098,811
Copart, Inc.* 296,009 15,676,636
40,775,447
Communications Equipment — 1.0%
Cisco Systems, Inc. 1,239,305 62,634,475
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 136,474 121,786,668
Dollar Tree, Inc.* 67,102 5,669,448
127,456,116
Electric Utilities — 0.9%
American Electric Power Co.,
Inc. 162,146 16,260,001
Constellation Energy Corp. 96,973 19,074,589
Exelon Corp. 307,601 11,716,522
Xcel Energy, Inc. 170,954 10,467,513
57,518,625
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 41,359 9,332,245
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 307,028 10,798,175
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 1.9%
Electronic Arts, Inc. 81,888 $ 12,432,236
Netflix, Inc.* 132,593 92,994,101
Take-Two Interactive Software,
Inc.* 52,702 8,522,440
Warner Bros Discovery, Inc.* 753,683 5,908,875
119,857,652
Financial Services — 0.4%
PayPal Holdings, Inc.* 321,725 23,302,542
Food Products — 0.7%
Kraft Heinz Co. (The) 373,504 13,233,247
Mondelez International, Inc.,
Class
a
A 412,547 29,625,000
42,858,247
Ground Transportation — 0.5%
CSX Corp. 601,277 20,605,763
Old Dominion Freight Line, Inc. 66,799 12,878,847
33,484,610
Health Care Equipment & Supplies — 1.4%
Dexcom, Inc.* 122,276 8,478,618
GE HealthCare Technologies,
Inc. 140,350 11,904,487
IDEXX Laboratories, Inc.* 25,339 12,196,421
Intuitive Surgical, Inc.* 109,086 53,739,036
86,318,562
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class
a
A* 135,765 15,926,592
Booking Holdings, Inc. 10,432 40,781,088
DoorDash, Inc., Class
a
A* 117,366 15,106,178
Marriott International, Inc.,
Class
a
A 87,825 20,611,649
Starbucks Corp. 348,372 32,945,540
125,371,047
Industrial Conglomerates — 0.7%
Honeywell International, Inc. 200,314 41,647,284
Interactive Media & Services — 6.9%
Alphabet, Inc., Class
a
A 699,555 114,293,296
Alphabet, Inc., Class
a
C 668,965 110,452,811
Meta Platforms, Inc., Class
a
A 415,228 216,462,509
441,208,616
IT Services — 0.3%
Cognizant Technology Solutions
Corp., Class
a
A 152,889 11,890,177
MongoDB, Inc., Class
a
A* 22,506 6,544,520
18,434,697
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 49,013 6,440,308

ULTRA QQQ :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Shares Value
Common Stocks (a) (continued)
Machinery — 0.2%
PACCAR, Inc. 161,253 $ 15,509,313
Media — 1.2%
Charter Communications, Inc.,
Class
a
A* 44,327 15,405,406
Comcast Corp., Class
a
A 1,204,050 47,644,258
Trade Desk, Inc. (The), Class
a
A* 136,932 14,313,502
77,363,166
Oil, Gas & Consumable Fuels — 0.2%
Diamondback Energy, Inc. 54,890 10,709,588
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 179,100 15,692,742
Professional Services — 1.0%
Automatic Data Processing, Inc. 125,945 34,749,485
Paychex, Inc. 110,678 14,520,954
Verisk Analytics, Inc., Class
a
A 43,872 11,969,159
61,239,598
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 125,664 9,713,827
Semiconductors & Semiconductor Equipment — 17.2%
Advanced Micro Devices, Inc.* 497,178 73,860,764
Analog Devices, Inc. 152,655 35,849,500
Applied Materials, Inc. 254,651 50,232,456
ARM Holdings plc, ADR*(b) 36,365 4,832,181
ASML Holding NV (Registered),
ADR 28,002 25,310,168
Broadcom, Inc. 1,425,439 232,089,978
GLOBALFOUNDRIES, Inc.* 169,652 7,919,355
Intel Corp. 1,309,527 28,861,975
KLA Corp. 41,444 33,960,457
Lam Research Corp. 40,205 33,008,707
Marvell Technology, Inc. 266,236 20,297,833
Microchip Technology, Inc. 165,188 13,571,846
Micron Technology, Inc. 340,667 32,785,792
NVIDIA Corp. 2,929,515 349,696,206
NXP Semiconductors NV 78,662 20,165,790
ON Semiconductor Corp.* 132,363 10,307,107
QUALCOMM, Inc. 343,322 60,184,347
Texas Instruments, Inc. 280,109 60,038,563
1,092,973,025
Software — 11.2%
Adobe, Inc.* 137,782 79,143,359
ANSYS, Inc.* 26,875 8,638,162
Atlassian Corp., Class
a
A* 49,007 8,115,559
Autodesk, Inc.* 66,297 17,131,145
Cadence Design Systems, Inc.* 83,728 22,516,971
Crowdstrike Holdings, Inc.,
Class
a
A* 70,968 19,678,007
Datadog, Inc., Class
a
A* 94,889 11,031,795
Fortinet, Inc.* 235,010 18,027,617
Intuit, Inc. 85,962 54,178,410
Investments
Shares Value
Common Stocks (a) (continued)
Microsoft Corp. 885,105 $ 369,212,700
Palo Alto Networks, Inc.* 99,607 36,129,451
Roper Technologies, Inc. 32,966 18,276,680
Synopsys, Inc.* 47,147 24,496,638
Workday, Inc., Class
a
A* 65,214 17,163,673
Zscaler, Inc.* 46,113 9,221,678
712,961,845
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 18,116 20,470,536
Ross Stores, Inc. 103,106 15,528,795
35,999,331
Technology Hardware, Storage & Peripherals — 6.7%
Apple, Inc. 1,826,156 418,189,724
Super Micro Computer, Inc.* 17,732 7,761,296
425,951,020
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 37,130 9,634,121
Trading Companies & Distributors — 0.2%
Fastenal Co. 176,098 12,023,971
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc. 360,465 71,631,605
Total Common Stocks
(Cost $4,334,526,918)
4,563,147,040
Securities Lending Reinvestments (c) — 0 .0% (d)
Investment Companies — 0 .0% (d)
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (e)
(Cost $850,138) 850,138 850,138
Principal
Amount
Short-Term Investments — 11 .7%
Repurchase Agreements (f) — 1 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $66,972,312
(Cost $66,933,003) $ 66,933,003
66,933,003
U.S. Treasury Obligations (a) — 10 .6%
U.S. Treasury Bills
5.25%, 9/5/2024 (g) 270,000,000 269,921,776
5.04%, 11/26/2024 (g) 90,000,000 88,958,006
5.08%, 12/3/2024 (g) 75,000,000 74,067,250
5.26%, 12/19/2024 (g) 100,000,000 98,558,472

AUGUST 31, 2024 (Unaudited) :: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QLD
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills (continued)
5.25%, 12/26/2024 (g) $ 150,000,000 $ 147,697,912
Total U.S. Treasury Obligations
(Cost $678,786,605) 679,203,416
Total Short-Term Investments
(Cost $745,719,608) 746,136,419
Total Investments — 83.6%
(Cost $5,081,096,664) 5,310,133,597
Other assets less liabilities — 16.4% 1,039,518,530
Net Assets — 100.0% $ 6,349,652,127
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $528,283,989.
(b) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $838,340, collateralized in the form of cash with a value of $850,138 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $850,138.
(d) Represents less than 0.05% of net assets.
(e) Rate shown is the 7-day yield as of August 31, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of August 31, 2024.
Abbreviations
ADR American Depositary Receipt
Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 1,354 9/20/2024 U.S. Dollar $ 531,390,840 $ 5,540,348
Swap Agreements
Ultra QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
527,751,869 3/6/2025 Bank of America NA 6.13% Nasdaq-100 Index
®
116,728,036
783,357,518 11/6/2025 Barclays Capital 6.13% Nasdaq-100 Index
®
150,966,375
712,516,896 2/11/2025 BNP Paribas SA 6.08% Nasdaq-100 Index
®
167,560,281
727,902,563 3/6/2025 Citibank NA 6.28% Nasdaq-100 Index
®
147,277,184
670,000,778 1/26/2026 Goldman Sachs International 6.08% Nasdaq-100 Index
®
11,862,161
928,945,356 1/26/2026 Goldman Sachs International 5.88%
PowerShares QQQ Trust
SM
,
Series 1 25,900,816
1,598,946,134 37,762,977
400,438,411 4/7/2025 J.P. Morgan Securities 5.93% Nasdaq-100 Index
®
75,710,996
581,425,532 1/26/2026
Morgan Stanley & Co.
International plc 6.18% Nasdaq-100 Index
®
29,152,078
918,040,735 11/6/2025
Morgan Stanley & Co.
International plc 6.18%
PowerShares QQQ Trust
SM
,
Series 1 38,043,490
1,499,466,267 67,195,568
82,957,324 4/7/2026 Nomura Global Financial 6.23% Nasdaq-100 Index
®
37,822
639,660,086 3/6/2026 Societe Generale 6.43% Nasdaq-100 Index
®
38,281,644
632,143,424 11/7/2024 UBS AG 6.13% Nasdaq-100 Index
®
206,091,129
7,605,140,492 1,007,612,012
Total Unrealized
Appreciation
1,007,612,012
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA REAL ESTATE :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Investments
Shares Value
Common Stocks — 64 .8%
Health Care REITs — 7.6%
Alexandria Real Estate Equities,
Inc., REIT 6,973 $ 833,762
Healthpeak Properties, Inc.,
REIT 31,173 694,534
Ventas, Inc., REIT 17,933 1,113,819
Welltower, Inc., REIT 26,489 3,196,692
5,838,807
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.,
REIT 31,236 552,877
Industrial REITs — 6.9%
Prologis, Inc., REIT 41,018 5,242,921
Office REITs — 0.6%
BXP, Inc., REIT 6,402 481,558
Real Estate Management & Development — 3.9%
CBRE Group, Inc., Class
a
A* 13,362 1,538,501
CoStar Group, Inc.* 18,091 1,398,434
2,936,935
Residential REITs — 8.4%
AvalonBay Communities, Inc.,
REIT 6,291 1,420,067
Camden Property Trust, REIT 4,719 590,819
Equity Residential, REIT 15,280 1,144,166
Essex Property Trust, Inc., REIT 2,845 858,593
Invitation Homes, Inc., REIT 25,509 939,752
Mid-America Apartment
Communities, Inc., REIT 5,176 840,427
UDR, Inc., REIT 13,422 597,413
6,391,237
Retail REITs — 8.4%
Federal Realty Investment Trust,
REIT 3,307 380,305
Kimco Realty Corp., REIT 29,567 687,728
Realty Income Corp., REIT 38,579 2,396,142
Regency Centers Corp., REIT 7,286 529,619
Simon Property Group, Inc.,
REIT 14,439 2,416,367
6,410,161
Specialized REITs — 28.3%
American Tower Corp., REIT 20,688 4,635,353
Crown Castle, Inc., REIT 19,250 2,156,385
Digital Realty Trust, Inc., REIT 14,376 2,179,545
Equinix, Inc., REIT 4,205 3,508,484
Extra Space Storage, Inc., REIT 9,380 1,660,260
Iron Mountain, Inc., REIT 12,987 1,470,908
Public Storage, REIT 7,007 2,408,446
SBA Communications Corp.,
Class
a
A, REIT 4,760 1,078,902
VICI Properties, Inc., Class
a
A,
REIT 46,217 1,547,345
Investments
Shares Value
Common Stocks (continued)
Weyerhaeuser Co., REIT 32,298 $ 984,766
21,630,394
Total Common Stocks
(Cost $48,022,021)
49,484,890
Principal
Amount
Short-Term Investments — 20 .6%
Repurchase Agreements (a) — 9 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $7,332,049
(Cost $7,327,745) $ 7,327,745
7,327,745
U.S. Treasury Obligations (b) — 11 .0%
U.S. Treasury Bills
5.15%, 10/17/2024 (c) 5,000,000 4,968,895
5.15%, 10/31/2024 (c) 3,500,000 3,471,467
Total U.S. Treasury Obligations
(Cost $8,437,693) 8,440,362
Total Short-Term Investments
(Cost $15,765,438) 15,768,107
Total Investments — 85.4%
(Cost $63,787,459) 65,252,997
Other assets less liabilities — 14.6% 11,145,533
Net Assets — 100.0% $ 76,398,530
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,425,042.
(c) The rate shown was the current yield as of August 31, 2024.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URE
::
Swap Agreements
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
14,833,556 3/6/2025 Bank of America NA 6.28%
S&P Real Estate Select Sector
Index
c
2,095,610
23,523,566 3/6/2025 BNP Paribas SA 6.03%
S&P Real Estate Select Sector
Index
c
1,871,886
4,751,052 4/7/2025 Citibank NA 6.18%
S&P Real Estate Select Sector
Index
c
552,271
15,957,844 3/6/2025 Goldman Sachs International 6.08%
S&P Real Estate Select Sector
Index
c
1,784,382
6,632,553 3/6/2025 Societe Generale 6.43%
S&P Real Estate Select Sector
Index
c
783,511
37,600,977 3/6/2025 UBS AG 6.13%
S&P Real Estate Select Sector
Index
c
3,735,035
103,299,548 10,822,695
Total Unrealized
Appreciation
10,822,695
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks — 73.7%
Aerospace & Defense — 0.8%
AAR Corp.* 2,859 $ 188,065
AeroVironment, Inc.* 2,172 442,567
AerSale Corp.* 2,784 14,171
Archer Aviation, Inc., Class
a
A*(a) 19,363 65,834
Astronics Corp.* 2,376 53,270
Byrna Technologies, Inc.* 1,434 16,620
Cadre Holdings, Inc. 2,160 78,300
Ducommun, Inc.* 1,126 73,280
Eve Holding, Inc.* 1,472 4,136
Intuitive Machines, Inc.*(a) 2,361 11,734
Kratos Defense & Security
Solutions, Inc.* 12,272 281,520
Leonardo DRS, Inc.* 6,106 174,265
Mercury Systems, Inc.* 4,546 172,293
Moog, Inc., Class
a
A 2,356 465,074
National Presto Industries, Inc. 429 33,587
Park Aerospace Corp. 1,541 20,819
Redwire Corp.* 1,860 12,555
Rocket Lab USA, Inc.*(a) 28,855 180,921
Terran Orbital Corp.*(a) 12,788 3,133
Triumph Group, Inc.* 5,352 74,553
V2X, Inc.* 1,020 57,783
Virgin Galactic Holdings, Inc.*(a) 1,564 10,463
VirTra, Inc.* 877 5,894
2,440,837
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 4,251 71,672
Forward Air Corp.(a) 2,077 65,986
Hub Group, Inc., Class
a
A 5,063 238,619
Radiant Logistics, Inc.* 2,946 18,766
395,043
Automobile Components — 0.9%
Adient plc* 7,541 170,578
American Axle & Manufacturing
Holdings, Inc.* 9,535 61,310
Cooper-Standard Holdings,
Inc.* 1,401 21,646
Dana, Inc. 10,830 122,271
Dorman Products, Inc.* 2,177 246,915
Fox Factory Holding Corp.* 3,507 141,963
Gentherm, Inc.* 2,606 131,707
Goodyear Tire & Rubber Co.
(The)* 23,632 208,434
Holley, Inc.* 3,861 12,471
LCI Industries 2,058 242,515
Luminar Technologies, Inc.,
Class
a
A*(a) 27,807 28,363
Modine Manufacturing Co.* 4,284 520,720
Patrick Industries, Inc. 1,792 231,562
Phinia, Inc. 3,767 180,665
Solid Power, Inc.* 12,931 18,491
Standard Motor Products, Inc. 1,795 57,997
Stoneridge, Inc.* 2,264 32,466
Visteon Corp.* 2,264 229,185
Investments
Shares Value
Common Stocks (continued)
XPEL, Inc.*(b) 2,094 $ 90,649
2,749,908
Automobiles — 0.1%
Canoo, Inc.*(a) 4,927 7,489
Livewire Group, Inc.*(a) 1,509 9,929
Winnebago Industries, Inc. 2,371 141,454
158,872
Banks — 7.5%
1st Source Corp. 1,522 93,519
ACNB Corp. 687 28,868
Amalgamated Financial Corp. 1,485 48,990
Amerant Bancorp, Inc., Class
a
A 2,458 54,224
Ameris Bancorp 5,460 336,500
Ames National Corp. 729 13,836
Arrow Financial Corp. 1,362 41,527
Associated Banc-Corp. 12,421 284,193
Atlantic Union Bankshares
Corp. 7,418 294,346
Axos Financial, Inc.* 4,531 314,587
Banc of California, Inc. 11,527 163,914
BancFirst Corp. 1,653 175,879
Bancorp, Inc. (The)* 4,148 217,355
Bank First Corp. 813 76,455
Bank of Hawaii Corp. 3,242 215,172
Bank of Marin Bancorp 1,330 28,449
Bank of NT Butterfield & Son
Ltd. (The) 3,858 147,569
Bank7 Corp. 330 13,243
BankUnited, Inc. 6,185 237,690
Bankwell Financial Group, Inc. 536 16,337
Banner Corp. 2,847 169,596
Bar Harbor Bankshares 1,240 39,754
BayCom Corp. 880 20,266
BCB Bancorp, Inc. 1,239 15,376
Berkshire Hills Bancorp, Inc. 3,603 99,227
Blue Foundry Bancorp* 1,719 19,029
Bridgewater Bancshares, Inc.* 1,670 24,081
Brookline Bancorp, Inc. 7,317 74,853
Burke & Herbert Financial
Services Corp. 1,076 71,274
Business First Bancshares, Inc. 2,000 48,840
Byline Bancorp, Inc. 2,583 71,678
Cadence Bank 15,109 487,719
California BanCorp* 2,018 30,220
Camden National Corp. 1,205 48,176
Capital Bancorp, Inc. 763 19,518
Capital City Bank Group, Inc. 1,143 39,456
Capitol Federal Financial, Inc. 10,289 61,837
Carter Bankshares, Inc.* 1,891 32,714
Cathay General Bancorp 5,773 253,954
Central Pacific Financial Corp. 2,212 60,852
Chemung Financial Corp. 271 12,650
ChoiceOne Financial Services,
Inc. 583 18,160
Citizens & Northern Corp. 1,234 24,853
Citizens Financial Services, Inc. 375 21,338
City Holding Co. 1,215 144,269
Civista Bancshares, Inc. 1,272 21,586

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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::
Investments
Shares Value
Common Stocks (continued)
CNB Financial Corp. 1,709 $ 41,546
Coastal Financial Corp.* 932 50,020
Colony Bankcorp, Inc. 1,373 20,609
Columbia Financial, Inc.* 2,267 40,262
Community Financial System,
Inc. 4,339 265,373
Community Trust Bancorp, Inc. 1,274 64,337
Community West Bancshares 1,403 28,621
ConnectOne Bancorp, Inc. 3,006 75,150
CrossFirst Bankshares, Inc.* 3,765 65,511
Customers Bancorp, Inc.* 2,456 127,270
CVB Financial Corp. 10,988 202,399
Dime Community Bancshares,
Inc. 2,940 76,469
Eagle Bancorp, Inc. 2,450 53,337
Eastern Bankshares, Inc. 16,004 271,588
Enterprise Bancorp, Inc. 812 25,164
Enterprise Financial Services
Corp. 3,070 162,434
Equity Bancshares, Inc.,
Class
a
A 1,207 49,234
Esquire Financial Holdings, Inc. 585 35,995
ESSA Bancorp, Inc. 696 12,834
Farmers & Merchants Bancorp,
Inc. 1,056 29,029
Farmers National Banc Corp. 3,020 46,961
FB Financial Corp. 2,947 142,104
Fidelity D&D Bancorp, Inc. 394 21,268
Financial Institutions, Inc. 1,259 32,759
First Bancorp 3,321 141,076
First Bancorp 13,652 291,880
First Bancorp, Inc. (The) 888 24,766
First Bancshares, Inc. (The) 2,549 87,329
First Bank 1,749 26,917
First Busey Corp. 4,419 119,534
First Business Financial
Services, Inc. 654 29,672
First Commonwealth Financial
Corp. 8,389 144,459
First Community Bankshares,
Inc. 1,421 62,695
First Financial Bancorp 7,831 207,287
First Financial Bankshares, Inc. 10,792 394,663
First Financial Corp. 949 42,420
First Financial Northwest, Inc. 581 13,189
First Foundation, Inc. 4,339 30,547
First Internet Bancorp 673 24,423
First Interstate BancSystem,
Inc., Class
a
A 6,500 201,825
First Merchants Corp. 4,837 188,643
First Mid Bancshares, Inc. 1,897 76,411
First of Long Island Corp. (The) 1,774 22,654
First Western Financial, Inc.* 662 12,737
Five Star Bancorp 1,350 39,353
Flushing Financial Corp. 2,284 33,346
FS Bancorp, Inc. 552 24,194
Fulton Financial Corp. 14,819 286,748
FVCBankcorp, Inc.* 1,361 16,781
German American Bancorp, Inc. 2,364 94,820
Glacier Bancorp, Inc. 9,450 446,985
Great Southern Bancorp, Inc. 715 42,585
Investments
Shares Value
Common Stocks (continued)
Greene County Bancorp, Inc.(a) 581 $ 19,806
Guaranty Bancshares, Inc. 661 22,996
Hancock Whitney Corp. 7,196 386,641
Hanmi Financial Corp. 2,494 49,406
HarborOne Bancorp, Inc. 3,294 43,481
HBT Financial, Inc. 1,063 23,832
Heartland Financial USA, Inc. 3,517 196,108
Heritage Commerce Corp. 4,943 50,320
Heritage Financial Corp. 2,842 64,911
Hilltop Holdings, Inc. 3,863 126,900
Hingham Institution For Savings
(The)(a) 130 33,406
Home Bancorp, Inc. 589 26,305
Home BancShares, Inc. 15,629 435,111
HomeStreet, Inc. 1,518 24,288
HomeTrust Bancshares, Inc. 1,222 44,554
Hope Bancorp, Inc. 9,615 122,976
Horizon Bancorp, Inc. 3,595 57,592
Independent Bank Corp. 1,654 56,038
Independent Bank Corp. 3,521 222,915
Independent Bank Group, Inc. 3,006 175,009
International Bancshares Corp. 4,484 283,299
Investar Holding Corp. 766 14,263
John Marshall Bancorp, Inc. 1,038 20,750
Kearny Financial Corp. 4,543 30,938
Lakeland Financial Corp. 2,063 140,593
LCNB Corp. 1,028 16,448
LINKBANCORP, Inc. 1,836 11,548
Live Oak Bancshares, Inc. 2,876 123,639
Mercantile Bank Corp. 1,309 60,188
Metrocity Bankshares, Inc. 1,530 46,895
Metropolitan Bank Holding
Corp.* 877 45,350
Mid Penn Bancorp, Inc. 1,241 37,491
Middlefield Banc Corp. 603 16,866
Midland States Bancorp, Inc. 1,744 39,711
MidWestOne Financial Group,
Inc. 1,208 35,298
MVB Financial Corp. 951 19,971
National Bank Holdings Corp.,
Class
a
A 3,060 134,059
National Bankshares, Inc. 478 14,436
NB Bancorp, Inc.* 3,230 60,982
NBT Bancorp, Inc. 3,817 186,880
New York Community Bancorp,
Inc. 21,034 228,009
Nicolet Bankshares, Inc. 1,102 108,327
Northeast Bank 553 39,269
Northeast Community Bancorp,
Inc. 1,022 23,343
Northfield Bancorp, Inc. 3,255 39,451
Northrim Bancorp, Inc. 442 30,485
Northwest Bancshares, Inc. 10,569 146,381
Norwood Financial Corp.(a) 618 16,834
Oak Valley Bancorp 566 15,095
OceanFirst Financial Corp. 4,770 85,240
OFG Bancorp 3,856 177,337
Old National Bancorp 26,097 518,025
Old Second Bancorp, Inc. 3,613 61,529
Orange County Bancorp, Inc. 424 24,359
Origin Bancorp, Inc. 2,435 81,499

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Orrstown Financial Services,
Inc. 1,520 $ 54,416
Pacific Premier Bancorp, Inc. 7,947 204,238
Park National Corp. 1,195 210,069
Parke Bancorp, Inc. 872 17,876
Pathward Financial, Inc. 2,119 145,830
PCB Bancorp 905 17,430
Peapack-Gladstone Financial
Corp. 1,386 39,584
Peoples Bancorp of North
Carolina, Inc. 377 10,974
Peoples Bancorp, Inc. 2,868 91,776
Peoples Financial Services
Corp. 763 36,326
Pioneer Bancorp, Inc.* 966 10,626
Plumas Bancorp 455 18,559
Ponce Financial Group, Inc.* 1,604 18,189
Preferred Bank 1,029 85,253
Premier Financial Corp. 2,932 73,476
Primis Financial Corp. 1,678 20,388
Princeton Bancorp, Inc. 420 15,641
Provident Bancorp, Inc.* 1,300 14,339
Provident Financial Services,
Inc. 10,443 199,148
QCR Holdings, Inc. 1,359 104,820
RBB Bancorp 1,414 32,465
Red River Bancshares, Inc. 392 20,819
Renasant Corp. 4,589 160,615
Republic Bancorp, Inc., Class
a
A 687 43,899
S&T Bancorp, Inc. 3,160 135,785
Sandy Spring Bancorp, Inc. 3,644 114,057
Seacoast Banking Corp. of
Florida 7,006 191,684
ServisFirst Bancshares, Inc. 4,208 341,101
Shore Bancshares, Inc. 2,543 36,111
Sierra Bancorp 1,094 32,962
Simmons First National Corp.,
Class
a
A 10,294 220,497
SmartFinancial, Inc. 1,319 38,554
South Plains Financial, Inc. 977 34,107
Southern First Bancshares,
Inc.* 640 20,787
Southern Missouri Bancorp,
Inc. 788 45,570
Southern States Bancshares,
Inc. 691 21,573
Southside Bancshares, Inc. 2,382 81,536
SouthState Corp. 6,308 612,444
Stellar Bancorp, Inc. 4,074 111,098
Sterling Bancorp, Inc.* 1,764 10,214
Stock Yards Bancorp, Inc. 2,124 128,714
Texas Capital Bancshares, Inc.* 3,846 258,528
Third Coast Bancshares, Inc.* 941 24,099
Timberland Bancorp, Inc. 625 19,519
Tompkins Financial Corp. 1,056 64,775
Towne Bank 5,829 201,975
TriCo Bancshares 2,654 120,651
Triumph Financial, Inc.* 1,832 153,851
TrustCo Bank Corp. 1,540 53,654
Trustmark Corp. 5,046 168,082
UMB Financial Corp. 3,721 385,458
Investments
Shares Value
Common Stocks (continued)
United Bankshares, Inc. 10,966 $ 426,248
United Community Banks, Inc. 9,920 302,262
Unity Bancorp, Inc. 598 20,290
Univest Financial Corp. 2,399 68,276
USCB Financial Holdings, Inc. 868 12,959
Valley National Bancorp 35,793 310,683
Veritex Holdings, Inc. 4,356 109,728
Virginia National Bankshares
Corp. 388 15,411
WaFd, Inc. 5,539 203,115
Washington Trust Bancorp, Inc. 1,404 46,051
WesBanco, Inc. 4,776 153,835
West Bancorp, Inc. 1,338 26,693
Westamerica Bancorp 2,130 110,313
WSFS Financial Corp. 4,972 272,167
22,271,698
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The)* 4,406 27,890
MGP Ingredients, Inc. 1,175 105,268
National Beverage Corp. 1,948 87,972
Primo Water Corp. 13,095 289,399
Vita Coco Co., Inc. (The)* 3,255 85,021
595,550
Biotechnology — 6.6%
2seventy bio, Inc.* 4,053 19,738
4D Molecular Therapeutics,
Inc.* 4,132 62,021
89bio, Inc.* 6,721 63,849
Absci Corp.* 6,624 29,146
ACADIA Pharmaceuticals, Inc.* 9,924 164,540
ACELYRIN, Inc.* 6,054 28,938
Achieve Life Sciences, Inc.* 2,856 12,538
Acrivon Therapeutics, Inc.* 979 9,291
Actinium Pharmaceuticals, Inc.* 2,492 4,959
Acumen Pharmaceuticals, Inc.* 3,478 9,530
ADC Therapeutics SA*(a) 5,807 16,840
ADMA Biologics, Inc.* 18,677 323,299
Adverum Biotechnologies, Inc.* 1,725 11,971
Aerovate Therapeutics, Inc.* 1,118 2,158
Agenus, Inc.*(a) 1,684 8,673
Agios Pharmaceuticals, Inc.* 4,688 215,226
Akebia Therapeutics, Inc.*(a) 17,251 26,739
Akero Therapeutics, Inc.* 5,622 152,918
Aldeyra Therapeutics, Inc.* 4,132 23,780
Alector, Inc.* 6,693 35,339
Alkermes plc* 13,966 397,333
Allogene Therapeutics, Inc.* 8,721 22,936
Altimmune, Inc.*(a) 5,890 39,463
ALX Oncology Holdings, Inc.* 2,739 6,354
Amicus Therapeutics, Inc.* 24,335 282,529
AnaptysBio, Inc.* 1,623 61,820
Anavex Life Sciences Corp.*(a) 6,037 36,343
Anika Therapeutics, Inc.* 1,214 31,200
Annexon, Inc.* 6,985 39,814
Apogee Therapeutics, Inc.* 2,999 153,459
Applied Therapeutics, Inc.* 7,974 50,555
Arbutus Biopharma Corp.* 11,568 44,768
Arcellx, Inc.* 3,575 245,745

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Arcturus Therapeutics Holdings,
Inc.* 1,900 $ 40,090
Arcus Biosciences, Inc.* 4,510 77,211
Arcutis Biotherapeutics, Inc.* 8,811 95,864
Ardelyx, Inc.* 19,273 119,107
ArriVent Biopharma, Inc.* 815 21,785
Arrowhead Pharmaceuticals,
Inc.* 9,902 235,965
ARS Pharmaceuticals, Inc.* 4,082 52,984
Astria Therapeutics, Inc.* 3,735 45,679
Atossa Therapeutics, Inc.*(a) 10,489 14,370
Aura Biosciences, Inc.* 3,846 30,576
Aurinia Pharmaceuticals, Inc.* 11,907 81,087
Avid Bioservices, Inc.* 5,156 54,344
Avidity Biosciences, Inc.* 8,952 393,888
Avita Medical, Inc.*(a) 2,119 19,834
Beam Therapeutics, Inc.* 6,341 169,178
BioCryst Pharmaceuticals, Inc.* 17,137 148,921
Biohaven Ltd.* 6,227 245,344
Biomea Fusion, Inc.* 2,293 16,808
Black Diamond Therapeutics,
Inc.* 3,081 18,794
Bluebird Bio, Inc.*(a) 15,893 8,924
Blueprint Medicines Corp.* 5,215 498,241
Boundless Bio, Inc.* 522 1,890
Bridgebio Pharma, Inc.* 11,659 324,703
C4 Therapeutics, Inc.*(a) 4,862 30,728
Cabaletta Bio, Inc.* 3,566 20,077
Candel Therapeutics, Inc.* 1,643 11,090
Capricor Therapeutics, Inc.*(a) 2,105 9,620
Cardiff Oncology, Inc.* 3,247 7,501
CareDx, Inc.* 4,135 127,069
Cargo Therapeutics, Inc.* 1,628 30,704
Caribou Biosciences, Inc.* 6,822 14,735
Cartesian Therapeutics, Inc.*(a) 600 8,376
Catalyst Pharmaceuticals, Inc.* 9,651 195,433
Celcuity, Inc.* 1,938 30,930
Celldex Therapeutics, Inc.* 5,358 221,446
Century Therapeutics, Inc.* 3,804 6,695
CervoMed, Inc.* 448 8,342
CG oncology, Inc.* 1,931 71,215
Cibus, Inc., Class
a
A*(a) 1,241 8,402
Cogent Biosciences, Inc.* 7,610 81,731
Coherus Biosciences, Inc.* 9,128 12,688
Compass Therapeutics, Inc.* 8,457 13,362
Corbus Pharmaceuticals
Holdings, Inc.* 843 51,575
Crinetics Pharmaceuticals, Inc.* 6,454 342,449
Cullinan Therapeutics, Inc.* 3,206 62,838
Cytokinetics, Inc.* 9,265 528,846
Day One Biopharmaceuticals,
Inc.* 4,305 59,581
Denali Therapeutics, Inc.* 10,309 251,952
Design Therapeutics, Inc.* 2,604 12,369
Dianthus Therapeutics, Inc.*(a) 1,982 57,141
Disc Medicine, Inc.* 1,362 69,217
Dynavax Technologies Corp.* 10,926 122,590
Dyne Therapeutics, Inc.* 6,693 308,480
Editas Medicine, Inc.* 6,873 25,705
Elevation Oncology, Inc.* 4,326 3,366
Investments
Shares Value
Common Stocks (continued)
Eliem Therapeutics, Inc.*(a) 604 $ 4,222
Enanta Pharmaceuticals, Inc.* 1,666 21,458
Entrada Therapeutics, Inc.* 2,048 36,250
Erasca, Inc.* 9,353 27,030
Fate Therapeutics, Inc.* 8,303 30,472
Fennec Pharmaceuticals,
Inc.*(a) 1,944 10,828
Fibrobiologics, Inc.*(a) 2,109 3,417
Foghorn Therapeutics, Inc.* 2,094 17,338
G1 Therapeutics, Inc.* 4,092 29,094
Galectin Therapeutics, Inc.* 1,689 4,552
Generation Bio Co.* 4,102 10,829
Geron Corp.* 47,756 226,841
Greenwich Lifesciences, Inc.*(a) 495 6,940
Gyre Therapeutics, Inc.* 579 7,973
Halozyme Therapeutics, Inc.* 10,346 660,592
Heron Therapeutics, Inc.*(a) 9,735 18,789
HilleVax, Inc.* 2,613 4,886
Humacyte, Inc.* 7,290 44,104
Ideaya Biosciences, Inc.* 6,798 268,521
IGM Biosciences, Inc.*(a) 1,259 12,829
ImmunityBio, Inc.*(a) 11,753 46,424
Immunome, Inc.*(a) 4,264 64,728
Immunovant, Inc.* 4,814 148,753
Inhibrx Biosciences, Inc.* 868 12,638
Inmune Bio, Inc.*(a) 1,012 6,699
Inovio Pharmaceuticals, Inc.* 2,106 15,205
Inozyme Pharma, Inc.* 4,286 23,744
Insmed, Inc.* 12,882 985,087
Intellia Therapeutics, Inc.* 7,991 179,318
Invivyd, Inc.* 6,576 5,591
Iovance Biotherapeutics, Inc.* 20,999 244,848
Ironwood Pharmaceuticals,
Inc., Class
a
A* 11,733 59,369
iTeos Therapeutics, Inc.* 2,153 36,278
Janux Therapeutics, Inc.* 2,326 109,275
Jasper Therapeutics, Inc.
(Registered)* 939 20,470
KalVista Pharmaceuticals, Inc.* 3,158 42,286
Keros Therapeutics, Inc.* 2,444 110,835
Kiniksa Pharmaceuticals
International plc, Class
a
A* 3,094 82,734
Kodiak Sciences, Inc.* 2,704 6,787
Korro Bio, Inc.* 507 24,194
Krystal Biotech, Inc.* 2,058 401,557
Kura Oncology, Inc.* 6,013 126,634
Kymera Therapeutics, Inc.* 3,689 178,400
Kyverna Therapeutics, Inc.* 1,397 11,218
Larimar Therapeutics, Inc.* 3,489 27,598
LENZ Therapeutics, Inc. 1,041 24,349
Lexeo Therapeutics, Inc.* 849 9,772
Lexicon Pharmaceuticals,
Inc.*(a) 9,521 16,471
Lineage Cell Therapeutics,
Inc.*(a) 12,252 10,830
Lyell Immunopharma, Inc.* 13,327 19,324
MacroGenics, Inc.* 5,097 17,890
Madrigal Pharmaceuticals, Inc.* 1,455 359,574
MannKind Corp.* 21,991 137,664
MeiraGTx Holdings plc* 3,217 13,093
Mersana Therapeutics, Inc.* 9,407 14,863

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Metagenomi, Inc.* 522 $ 1,550
MiMedx Group, Inc.* 9,833 67,258
Mineralys Therapeutics, Inc.* 2,368 29,387
Mirum Pharmaceuticals, Inc.* 3,253 140,237
Monte Rosa Therapeutics, Inc.* 2,527 15,592
Myriad Genetics, Inc.* 7,416 210,095
Neurogene, Inc.*(a) 854 31,957
Nkarta, Inc.* 4,388 23,300
Novavax, Inc.*(a) 11,715 145,032
Nurix Therapeutics, Inc.* 5,019 126,479
Nuvalent, Inc., Class
a
A* 2,648 225,424
Ocugen, Inc.*(a) 21,220 27,586
Olema Pharmaceuticals, Inc.* 3,311 39,070
Organogenesis Holdings, Inc.,
Class
a
A* 5,987 17,243
ORIC Pharmaceuticals, Inc.* 5,105 52,939
Outlook Therapeutics, Inc.* 654 4,807
Ovid therapeutics, Inc.* 4,883 5,518
PepGen, Inc.* 1,289 12,413
Perspective Therapeutics, Inc.* 3,905 61,699
Poseida Therapeutics, Inc.,
Class
a
A* 5,693 16,282
Praxis Precision Medicines,
Inc.* 1,430 76,004
Precigen, Inc.* 10,497 11,547
Prelude Therapeutics, Inc.* 1,093 5,684
Prime Medicine, Inc.*(a) 4,704 20,133
ProKidney Corp., Class
a
A*(a) 5,227 12,545
Protagonist Therapeutics, Inc.* 4,847 207,888
Prothena Corp. plc* 3,526 78,524
PTC Therapeutics, Inc.* 6,316 223,081
Puma Biotechnology, Inc.* 3,432 8,580
Pyxis Oncology, Inc.* 4,050 15,349
Q32 Bio, Inc.* 499 21,697
RAPT Therapeutics, Inc.* 2,487 5,111
Recursion Pharmaceuticals,
Inc., Class
a
A*(a) 17,144 124,808
REGENXBIO, Inc.* 3,818 46,656
Regulus Therapeutics, Inc.* 5,236 8,796
Relay Therapeutics, Inc.* 8,249 56,011
Renovaro, Inc.*(a) 4,044 2,421
Replimune Group, Inc.* 4,171 42,419
REVOLUTION Medicines, Inc.* 12,638 538,758
Rhythm Pharmaceuticals, Inc.* 4,541 214,744
Rigel Pharmaceuticals, Inc.* 1,444 19,407
Rocket Pharmaceuticals, Inc.* 5,457 102,864
Sage Therapeutics, Inc.* 4,466 37,648
Sana Biotechnology, Inc.* 10,964 66,332
Savara, Inc.* 8,041 34,335
Scholar Rock Holding Corp.* 5,681 52,833
Sera Prognostics, Inc., Class
a
A* 2,290 16,831
Shattuck Labs, Inc.*(a) 3,243 11,642
Skye Bioscience, Inc.* 1,428 8,839
Soleno Therapeutics, Inc.* 1,824 89,285
Solid Biosciences, Inc.* 1,868 16,681
SpringWorks Therapeutics, Inc.* 5,701 237,789
Spyre Therapeutics, Inc.* 2,871 82,541
Stoke Therapeutics, Inc.* 2,949 42,908
Summit Therapeutics, Inc.*(a) 7,261 94,248
Sutro Biopharma, Inc.* 6,789 31,026
Investments
Shares Value
Common Stocks (continued)
Syndax Pharmaceuticals, Inc.* 6,815 $ 140,048
Tango Therapeutics, Inc.* 3,957 46,811
Taysha Gene Therapies, Inc.* 13,266 29,716
Tenaya Therapeutics, Inc.* 4,574 12,258
Tevogen Bio Holdings, Inc.* 1,814 947
TG Therapeutics, Inc.* 11,579 271,991
Tourmaline Bio, Inc.(a) 1,914 32,251
Travere Therapeutics, Inc.* 6,111 57,871
TScan Therapeutics, Inc.* 3,185 17,932
Twist Bioscience Corp.* 4,770 206,255
Tyra Biosciences, Inc.*(a) 1,685 38,351
UroGen Pharma Ltd.*(a) 2,849 39,630
Vanda Pharmaceuticals, Inc.* 4,727 25,006
Vaxcyte, Inc.* 9,055 731,282
Vera Therapeutics, Inc.,
Class
a
A* 3,232 122,234
Veracyte, Inc.* 6,373 201,068
Verastem, Inc.* 2,105 5,262
Vericel Corp.* 4,019 207,581
Verve Therapeutics, Inc.* 5,891 39,470
Vir Biotechnology, Inc.* 7,426 61,339
Viridian Therapeutics, Inc.* 5,189 76,175
Voyager Therapeutics, Inc.* 3,815 25,026
Werewolf Therapeutics, Inc.* 2,527 5,458
X4 Pharmaceuticals, Inc.* 13,937 9,756
XBiotech, Inc.* 1,535 9,824
Xencor, Inc.* 4,928 86,191
XOMA Royalty Corp.* 666 19,480
Y-mAbs Therapeutics, Inc.* 3,051 43,660
Zentalis Pharmaceuticals, Inc.* 4,739 16,444
Zura Bio Ltd., Class
a
A*(a) 1,660 6,856
Zymeworks, Inc.* 4,634 54,357
19,757,480
Broadline Retail — 0.0%(c)
1stdibs.com, Inc.* 2,109 10,355
Groupon, Inc., Class
a
A*(a) 1,900 26,353
Qurate Retail, Inc., Class
a
B* 82 325
Savers Value Village, Inc.* 1,941 17,178
54,211
Building Products — 1.1%
American Woodmark Corp.* 1,314 117,748
Apogee Enterprises, Inc. 1,814 121,139
AZZ, Inc. 2,435 202,519
Caesarstone Ltd.*(a) 1,716 8,408
CSW Industrials, Inc. 1,283 433,179
Gibraltar Industries, Inc.* 2,537 176,753
Griffon Corp. 3,206 212,205
Insteel Industries, Inc. 1,552 53,389
Janus International Group, Inc.* 11,766 129,308
JELD-WEN Holding, Inc.* 7,124 101,446
Masterbrand, Inc.* 10,508 168,548
Quanex Building Products
Corp. 3,673 101,485
Resideo Technologies, Inc.* 12,114 244,218
Tecnoglass, Inc. 1,862 115,388
UFP Industries, Inc. 5,019 610,662

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Zurn Elkay Water Solutions
Corp. 12,070 $ 391,430
3,187,825
Capital Markets — 1.2%
AlTi Global, Inc.* 2,796 11,240
Artisan Partners Asset
Management, Inc., Class
a
A 5,224 217,266
AssetMark Financial Holdings,
Inc.* 1,890 66,434
B Riley Financial, Inc.(a) 1,693 8,321
BGC Group, Inc., Class
a
A 30,649 302,812
Brightsphere Investment Group,
Inc. 2,293 55,926
Cohen & Steers, Inc. 2,281 203,830
Diamond Hill Investment Group,
Inc. 224 35,399
Donnelley Financial Solutions,
Inc.* 2,172 144,786
Forge Global Holdings, Inc.* 9,515 13,321
GCM Grosvenor, Inc., Class
a
A 3,438 37,440
Hamilton Lane, Inc., Class
a
A 3,186 486,948
MarketWise, Inc. 3,196 2,528
Moelis & Co., Class
a
A 5,861 391,456
Open Lending Corp.* 8,475 48,816
P10, Inc., Class
a
A 3,452 34,693
Patria Investments Ltd., Class
a
A 4,561 52,543
Perella Weinberg Partners,
Class
a
A 4,359 85,218
Piper Sandler Cos. 1,441 392,961
PJT Partners, Inc., Class
a
A 1,958 241,813
Silvercrest Asset Management
Group, Inc., Class
a
A 789 12,782
StepStone Group, Inc., Class
a
A 4,443 243,032
StoneX Group, Inc.* 2,271 188,175
Value Line, Inc. 65 2,695
Victory Capital Holdings, Inc.,
Class
a
A 3,411 186,138
Virtus Investment Partners, Inc. 561 118,741
WisdomTree, Inc. 11,573 117,350
3,702,664
Chemicals — 1.5%
AdvanSix, Inc. 2,119 62,638
American Vanguard Corp. 2,092 12,008
Arcadium Lithium plc* 89,876 243,564
Arq, Inc.* 2,050 13,981
ASP Isotopes, Inc.*(a) 3,285 7,786
Aspen Aerogels, Inc.* 4,832 138,630
Avient Corp. 7,491 368,033
Balchem Corp. 2,680 474,440
Cabot Corp. 4,496 472,575
Core Molding Technologies,
Inc.* 627 11,192
Ecovyst, Inc.* 9,650 69,287
Hawkins, Inc. 1,604 203,179
HB Fuller Co. 4,542 389,068
Ingevity Corp.* 3,021 119,420
Innospec, Inc. 2,067 238,242
Intrepid Potash, Inc.* 907 22,385
Koppers Holdings, Inc. 1,696 67,128
Investments
Shares Value
Common Stocks (continued)
Kronos Worldwide, Inc. 1,806 $ 20,877
LSB Industries, Inc.* 4,423 35,074
Mativ Holdings, Inc. 4,477 84,884
Minerals Technologies, Inc. 2,664 205,394
Northern Technologies
International Corp. 653 8,580
Orion SA 4,776 89,072
Perimeter Solutions SA* 11,098 129,958
PureCycle Technologies, Inc.*(a) 10,223 62,360
Quaker Chemical Corp. 1,159 196,184
Rayonier Advanced Materials,
Inc.* 5,309 42,366
Sensient Technologies Corp. 3,494 271,973
Stepan Co. 1,771 137,483
Tronox Holdings plc 9,852 137,238
Valhi, Inc. 201 5,871
4,340,870
Commercial Services & Supplies — 1.3%
ABM Industries, Inc. 5,244 299,695
ACCO Brands Corp. 7,753 42,487
ACV Auctions, Inc., Class
a
A* 12,273 229,628
Aris Water Solutions, Inc.,
Class
a
A 2,222 37,374
Bridger Aerospace Group
Holdings, Inc.*(a) 744 2,001
BrightView Holdings, Inc.* 3,665 58,530
Brink's Co. (The) 3,727 413,436
Casella Waste Systems, Inc.,
Class
a
A* 4,747 512,011
CECO Environmental Corp.* 2,426 70,233
Cimpress plc* 1,500 148,320
CompX International, Inc. 127 3,794
CoreCivic, Inc.* 9,149 126,073
Deluxe Corp. 3,670 75,565
Driven Brands Holdings, Inc.* 4,970 71,270
Ennis, Inc. 2,109 50,426
Enviri Corp.* 6,574 78,559
GEO Group, Inc. (The)* 10,305 142,930
Healthcare Services Group,
Inc.* 6,104 66,473
HNI Corp. 3,897 209,854
Interface, Inc., Class
a
A 4,759 89,850
LanzaTech Global, Inc.*(a) 9,270 13,812
Liquidity Services, Inc.* 1,780 38,751
Matthews International Corp.,
Class
a
A 2,464 62,413
MillerKnoll, Inc. 5,935 174,786
Montrose Environmental Group,
Inc.* 2,636 86,724
NL Industries, Inc. 697 4,614
OPENLANE, Inc.* 8,906 154,341
Perma-Fix Environmental
Services, Inc.* 1,042 11,462
Pitney Bowes, Inc. 13,317 94,151
Quad/Graphics, Inc. 2,496 11,706
Quest Resource Holding Corp.* 1,430 12,641
Steelcase, Inc., Class
a
A 7,676 108,539
UniFirst Corp. 1,248 236,733
Viad Corp.* 1,696 58,359
Virco Mfg. Corp. 866 13,449

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
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Investments
Shares Value
Common Stocks (continued)
VSE Corp. 1,132 $ 105,310
3,916,300
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.* 6,531 36,443
Applied Optoelectronics, Inc.*(a) 3,068 34,822
Aviat Networks, Inc.* 944 25,913
Calix, Inc.* 4,876 181,582
Clearfield, Inc.* 1,035 38,606
CommScope Holding Co., Inc.* 17,507 67,577
Digi International, Inc.* 2,963 87,290
Extreme Networks, Inc.* 10,419 164,099
Harmonic, Inc.* 9,161 132,376
Infinera Corp.* 16,524 103,936
NETGEAR, Inc.* 2,343 38,027
NetScout Systems, Inc.* 5,738 123,252
Ribbon Communications, Inc.* 7,513 25,619
Viasat, Inc.* 10,063 157,989
Viavi Solutions, Inc.* 18,262 157,236
1,374,767
Construction & Engineering — 1.1%
Ameresco, Inc., Class
a
A* 2,672 81,362
Arcosa, Inc. 4,025 368,247
Argan, Inc. 1,027 81,451
Bowman Consulting Group
Ltd., Class
a
A* 1,106 26,544
Centuri Holdings, Inc.* 1,134 19,391
Concrete Pumping Holdings,
Inc.* 1,973 12,805
Construction Partners, Inc.,
Class
a
A* 3,561 234,955
Dycom Industries, Inc.* 2,356 414,562
Fluor Corp.* 14,161 709,041
Granite Construction, Inc. 3,652 274,484
Great Lakes Dredge & Dock
Corp.* 5,469 54,417
IES Holdings, Inc.* 691 128,892
Limbach Holdings, Inc.* 847 54,742
Matrix Service Co.* 2,193 21,842
MYR Group, Inc.* 1,377 138,802
Northwest Pipe Co.* 804 35,360
Orion Group Holdings, Inc.* 2,542 19,218
Primoris Services Corp. 4,432 250,142
Southland Holdings, Inc.* 835 3,424
Sterling Infrastructure, Inc.* 2,509 299,901
Tutor Perini Corp.* 3,589 86,028
3,315,610
Construction Materials — 0.3%
Knife River Corp.* 4,711 371,557
Smith-Midland Corp.*(a) 372 12,912
Summit Materials, Inc., Class
a
A* 10,043 406,742
United States Lime & Minerals,
Inc. 873 71,350
862,561
Consumer Finance — 0.7%
Atlanticus Holdings Corp.* 457 16,155
Bread Financial Holdings, Inc. 4,124 239,893
Investments
Shares Value
Common Stocks (continued)
Consumer Portfolio Services,
Inc.* 704 $ 5,808
Encore Capital Group, Inc.* 1,943 97,305
Enova International, Inc.* 2,173 186,291
FirstCash Holdings, Inc. 3,245 389,692
Green Dot Corp., Class
a
A* 4,409 49,249
LendingClub Corp.* 9,062 110,103
LendingTree, Inc.* 827 47,908
Medallion Financial Corp. 1,553 12,548
Moneylion, Inc.* 704 32,680
Navient Corp. 6,696 113,363
Nelnet, Inc., Class
a
A 1,201 138,812
NerdWallet, Inc., Class
a
A* 3,210 41,505
OppFi, Inc. 1,503 7,169
PRA Group, Inc.* 3,214 74,951
PROG Holdings, Inc. 3,516 164,408
Regional Management Corp. 672 22,532
Upstart Holdings, Inc.* 6,388 271,490
World Acceptance Corp.* 297 35,002
2,056,864
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) 2,707 137,976
Chefs' Warehouse, Inc. (The)* 2,903 124,336
HF Foods Group, Inc.* 3,303 11,726
Ingles Markets, Inc., Class
a
A 1,202 88,948
Natural Grocers by Vitamin
Cottage, Inc. 774 20,604
PriceSmart, Inc. 2,080 186,326
SpartanNash Co. 2,846 62,868
Sprouts Farmers Market, Inc.* 8,356 869,442
United Natural Foods, Inc.* 4,873 73,728
Village Super Market, Inc.,
Class
a
A 722 23,212
Weis Markets, Inc. 1,365 92,247
1,691,413
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 11,984 42,903
Greif, Inc., Class
a
A 2,067 129,229
Greif, Inc., Class
a
B 399 26,892
Myers Industries, Inc. 3,045 46,558
O-I Glass, Inc.* 12,848 163,041
Pactiv Evergreen, Inc. 3,357 39,613
Ranpak Holdings Corp.,
Class
a
A* 3,563 25,262
TriMas Corp. 3,367 85,892
559,390
Distributors — 0.0%(c)
A-Mark Precious Metals, Inc. 1,452 56,584
GigaCloud Technology, Inc.,
Class
a
A*(a) 1,947 37,850
Weyco Group, Inc. 502 16,757
111,191
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc.* 3,240 245,300
American Public Education,
Inc.* 1,302 21,769

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
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Investments
Shares Value
Common Stocks (continued)
Carriage Services, Inc., Class
a
A 1,132 $ 37,526
Chegg, Inc.* 8,233 17,783
Coursera, Inc.* 11,410 92,421
European Wax Center, Inc.,
Class
a
A* 2,807 19,368
Frontdoor, Inc.* 6,510 313,001
Graham Holdings Co., Class
a
B 273 217,087
Laureate Education, Inc. 11,125 171,547
Lincoln Educational Services
Corp.* 2,165 26,954
Mister Car Wash, Inc.* 7,766 50,557
Nerdy, Inc.*(a) 6,037 6,520
OneSpaWorld Holdings Ltd. 8,332 132,229
Perdoceo Education Corp. 5,434 121,939
Strategic Education, Inc. 1,842 177,753
Stride, Inc.* 3,531 290,743
Udemy, Inc.* 7,931 67,176
Universal Technical Institute,
Inc.* 3,275 57,149
2,066,822
Diversified REITs — 0.5%
Alexander & Baldwin, Inc., REIT 6,037 119,472
Alpine Income Property Trust,
Inc., REIT 1,038 19,764
American Assets Trust, Inc.,
REIT 3,974 108,291
Armada Hoffler Properties, Inc.,
REIT 5,504 67,754
Broadstone Net Lease, Inc.,
REIT 15,646 286,322
CTO Realty Growth, Inc., REIT 1,832 34,845
Empire State Realty Trust, Inc.,
Class
a
A, REIT 11,118 119,963
Essential Properties Realty
Trust, Inc., REIT 14,552 464,354
Gladstone Commercial Corp.,
REIT 3,324 50,824
Global Net Lease, Inc., REIT 16,652 143,540
NexPoint Diversified Real
Estate Trust, REIT 2,645 15,606
One Liberty Properties, Inc.,
REIT 1,316 35,203
1,465,938
Diversified Telecommunication Services — 0.5%
Anterix, Inc.* 1,047 37,137
AST SpaceMobile, Inc.,
Class
a
A*(a) 9,783 284,098
ATN International, Inc. 878 23,495
Bandwidth, Inc., Class
a
A* 2,049 35,161
Cogent Communications
Holdings, Inc. 3,652 255,567
Consolidated Communications
Holdings, Inc.* 6,372 29,120
Globalstar, Inc.* 60,501 75,626
IDT Corp., Class
a
B 1,278 49,024
Liberty Latin America Ltd.,
Class
a
A* 2,754 26,080
Liberty Latin America Ltd.,
Class
a
C* 11,165 105,733
Investments
Shares Value
Common Stocks (continued)
Lumen Technologies, Inc.* 83,947 $ 440,722
Shenandoah
Telecommunications Co. 4,039 61,070
1,422,833
Electric Utilities — 0.6%
ALLETE, Inc. 4,817 306,120
Genie Energy Ltd., Class
a
B 1,070 17,912
Hawaiian Electric Industries,
Inc.* 9,222 98,952
MGE Energy, Inc. 3,024 262,196
Otter Tail Corp. 3,431 290,091
Portland General Electric Co. 8,430 405,567
TXNM Energy, Inc. 7,468 306,039
1,686,877
Electrical Equipment — 0.9%
Allient, Inc. 1,208 25,658
American Superconductor
Corp.* 2,831 57,243
Amprius Technologies, Inc.*(a) 1,162 1,243
Array Technologies, Inc.* 12,666 84,989
Atkore, Inc. 3,045 284,190
Blink Charging Co.*(a) 7,978 14,839
Bloom Energy Corp.,
Class
a
A*(a) 16,497 196,479
ChargePoint Holdings, Inc.*(a) 32,193 60,523
Energy Vault Holdings, Inc.*(a) 8,545 8,630
EnerSys 3,318 336,213
Enovix Corp.*(a) 12,328 117,363
Fluence Energy, Inc.* 5,050 92,768
Freyr Battery, Inc.*(a) 9,297 11,435
FuelCell Energy, Inc.*(a) 37,621 15,229
GrafTech International Ltd.* 21,469 14,723
LSI Industries, Inc. 2,321 36,927
Net Power, Inc.* 1,754 14,856
NEXTracker, Inc., Class
a
A* 9,671 393,320
NuScale Power Corp.,
Class
a
A*(a) 6,435 52,960
Plug Power, Inc.*(a) 52,342 98,403
Powell Industries, Inc. 776 129,933
Preformed Line Products Co. 202 24,226
SES AI Corp.*(a) 10,801 11,557
Shoals Technologies Group,
Inc., Class
a
A* 14,226 76,678
SolarMax Technology, Inc.* 421 463
Solidion Technology, Inc.* 734 238
Stem, Inc.*(a) 12,591 7,342
Sunrun, Inc.* 18,130 372,028
Thermon Group Holdings, Inc.* 2,765 86,904
TPI Composites, Inc.*(a) 3,823 16,554
Ultralife Corp.* 835 8,734
Vicor Corp.* 1,859 71,572
2,724,220
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.* 1,968 7,774
Advanced Energy Industries,
Inc. 3,103 329,197
Aeva Technologies, Inc.* 1,889 6,234

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Arlo Technologies, Inc.* 7,892 $ 92,652
Badger Meter, Inc. 2,438 504,520
Bel Fuse, Inc., Class
a
A 145 12,493
Bel Fuse, Inc., Class
a
B 857 58,130
Belden, Inc. 3,362 360,675
Benchmark Electronics, Inc. 2,961 125,872
Climb Global Solutions, Inc. 348 33,053
CTS Corp. 2,524 124,307
Daktronics, Inc.* 3,069 44,347
ePlus, Inc.* 2,182 209,385
Evolv Technologies Holdings,
Inc.* 10,835 42,690
Fabrinet* 3,025 737,041
FARO Technologies, Inc.* 1,466 26,388
Insight Enterprises, Inc.* 2,313 502,083
Iteris, Inc.* 3,527 24,865
Itron, Inc.* 3,810 389,458
Kimball Electronics, Inc.* 2,032 37,490
Knowles Corp.* 7,323 135,109
Lightwave Logic, Inc.*(a) 9,957 29,373
Methode Electronics, Inc. 2,812 29,301
MicroVision, Inc.*(a) 17,111 16,225
Mirion Technologies, Inc.,
Class
a
A* 16,575 179,673
Napco Security Technologies,
Inc. 2,920 135,430
nLight, Inc.* 3,815 45,551
Novanta, Inc.* 2,976 545,441
OSI Systems, Inc.* 1,342 201,125
Ouster, Inc.* 3,589 25,446
PAR Technology Corp.* 2,795 150,902
PC Connection, Inc. 961 70,230
Plexus Corp.* 2,254 288,760
Powerfleet, Inc.* 7,505 37,450
Richardson Electronics Ltd. 1,020 12,087
Rogers Corp.* 1,558 167,111
Sanmina Corp.* 4,547 315,471
ScanSource, Inc.* 2,074 105,650
SmartRent, Inc., Class
a
A* 16,021 27,236
TTM Technologies, Inc.* 8,373 162,855
Vishay Intertechnology, Inc. 10,477 211,112
Vishay Precision Group, Inc.* 1,005 27,748
6,587,940
Energy Equipment & Services — 1.7%
Archrock, Inc. 12,804 259,025
Atlas Energy Solutions, Inc.,
Class
a
A 5,635 118,842
Borr Drilling Ltd. 19,661 119,342
Bristow Group, Inc., Class
a
A* 2,037 81,093
Cactus, Inc., Class
a
A 5,434 323,432
ChampionX Corp. 15,823 492,570
Core Laboratories, Inc. 3,893 76,147
Diamond Offshore Drilling, Inc.* 8,486 121,689
DMC Global, Inc.* 1,627 20,126
Drilling Tools International
Corp.* 977 4,015
Dril-Quip, Inc.* 2,838 46,288
Expro Group Holdings NV* 7,854 155,980
Investments
Shares Value
Common Stocks (continued)
Forum Energy Technologies,
Inc.* 973 $ 16,882
Geospace Technologies Corp.* 1,041 10,743
Helix Energy Solutions Group,
Inc.* 11,951 134,090
Helmerich & Payne, Inc. 8,017 261,595
Kodiak Gas Services, Inc. 1,671 46,370
Liberty Energy, Inc., Class
a
A 13,391 275,721
Mammoth Energy Services,
Inc.* 2,014 7,693
Nabors Industries Ltd.* 758 57,130
Natural Gas Services Group,
Inc.* 889 19,496
Newpark Resources, Inc.* 6,872 56,557
Noble Corp. plc 9,486 361,891
Oceaneering International, Inc.* 8,384 226,284
Oil States International, Inc.* 5,091 26,931
Patterson-UTI Energy, Inc. 33,112 304,962
ProFrac Holding Corp.,
Class
a
A* 1,842 12,618
ProPetro Holding Corp.* 7,528 59,772
Ranger Energy Services, Inc.,
Class
a
A 1,380 17,181
RPC, Inc. 7,047 45,242
SEACOR Marine Holdings, Inc.* 2,022 23,152
Seadrill Ltd.* 6,171 266,094
Select Water Solutions, Inc.,
Class
a
A 7,568 87,259
Solaris Oilfield Infrastructure,
Inc., Class
a
A 2,086 26,450
TETRA Technologies, Inc.* 10,411 33,107
Tidewater, Inc.* 4,045 358,792
Transocean Ltd.* 60,488 286,713
Valaris Ltd.* 5,206 317,878
5,159,152
Entertainment — 0.4%
AMC Entertainment Holdings,
Inc., Class
a
A* 23,069 111,193
Atlanta Braves Holdings, Inc.,
Class
a
A* 849 38,714
Atlanta Braves Holdings, Inc.,
Class
a
C* 4,161 178,424
Cinemark Holdings, Inc.* 9,153 250,609
Eventbrite, Inc., Class
a
A* 6,871 21,850
Golden Matrix Group, Inc.*(a) 1,648 4,268
IMAX Corp.* 3,555 75,330
Lions Gate Entertainment
Corp., Class
a
A*(a) 4,940 38,384
Lions Gate Entertainment
Corp., Class
a
B* 10,094 69,850
LiveOne, Inc.* 5,642 9,817
Madison Square Garden
Entertainment Corp., Class
a
A* 3,244 136,962
Marcus Corp. (The) 1,989 28,144
Playstudios, Inc.* 7,301 11,098
Reservoir Media, Inc.* 1,614 12,525
Sphere Entertainment Co.* 2,203 102,660
Vivid Seats, Inc., Class
a
A* 6,486 30,160
1,119,988

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
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PROSHARES TRUST

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::
Investments
Shares Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 0.0%(c)
Hudson Pacific Properties, Inc. 11,343 $ 58,416
Financial Services — 2.1%
Acacia Research Corp.* 3,131 15,060
Alerus Financial Corp. 1,479 33,204
AvidXchange Holdings, Inc.* 14,413 116,313
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,269 71,133
Burford Capital Ltd. 16,618 224,509
Cannae Holdings, Inc. 4,672 93,533
Cantaloupe, Inc.* 4,844 33,520
Cass Information Systems, Inc. 1,123 48,783
Compass Diversified Holdings 5,526 122,401
Enact Holdings, Inc. 2,426 86,244
Essent Group Ltd. 8,655 556,430
EVERTEC, Inc. 5,348 183,169
Federal Agricultural Mortgage
Corp., Class
a
C 758 149,682
Flywire Corp.* 10,015 181,372
HA Sustainable Infrastructure
Capital, Inc. 9,326 301,976
I3 Verticals, Inc., Class
a
A* 1,875 42,487
International Money Express,
Inc.* 2,630 47,734
Jackson Financial, Inc., Class
a
A 6,334 569,870
Marqeta, Inc., Class
a
A* 38,667 206,095
Merchants Bancorp 1,421 65,153
Mr Cooper Group, Inc.* 5,294 496,630
NCR Atleos Corp.* 5,983 171,174
NewtekOne, Inc. 1,928 24,158
NMI Holdings, Inc., Class
a
A* 6,581 270,282
Onity Group, Inc.* 535 15,504
Pagseguro Digital Ltd., Class
a
A* 15,640 173,135
Payoneer Global, Inc.* 23,490 174,531
Paysafe Ltd.* 2,673 59,868
Paysign, Inc.* 2,731 12,945
PennyMac Financial Services,
Inc. 2,218 239,544
Priority Technology Holdings,
Inc.* 1,505 9,030
Radian Group, Inc. 12,569 454,369
Remitly Global, Inc.* 12,029 164,196
Repay Holdings Corp., Class
a
A* 7,506 63,501
Sezzle, Inc.* 195 26,565
StoneCo Ltd., Class
a
A* 23,740 314,792
SWK Holdings Corp.* 273 4,805
Velocity Financial, Inc.* 747 14,021
Walker & Dunlop, Inc. 2,665 285,315
Waterstone Financial, Inc. 1,365 20,680
6,143,713
Food Products — 0.7%
Alico, Inc. 588 17,228
B&G Foods, Inc. 6,447 54,606
Beyond Meat, Inc.*(a) 4,954 30,120
BRC, Inc., Class
a
A* 4,317 19,124
Calavo Growers, Inc. 1,385 31,883
Investments
Shares Value
Common Stocks (continued)
Cal-Maine Foods, Inc. 3,401 $ 245,008
Dole plc 6,224 100,269
Forafric Global plc*(a) 456 5,148
Fresh Del Monte Produce, Inc. 2,803 81,960
Hain Celestial Group, Inc. (The)* 7,438 59,504
J & J Snack Foods Corp. 1,266 215,460
John B Sanfilippo & Son, Inc. 744 70,583
Lancaster Colony Corp. 1,623 277,143
Lifeway Foods, Inc.* 372 7,135
Limoneira Co. 1,372 34,410
Mama's Creations, Inc.* 2,730 21,867
Mission Produce, Inc.* 3,605 38,646
Seneca Foods Corp., Class
a
A* 399 24,048
Simply Good Foods Co. (The)* 7,571 239,168
SunOpta, Inc.* 7,609 43,752
TreeHouse Foods, Inc.* 4,062 166,908
Utz Brands, Inc. 5,394 91,105
Vital Farms, Inc.* 2,702 84,978
Westrock Coffee Co.*(a) 2,810 22,466
WK Kellogg Co. 5,440 93,405
2,075,924
Gas Utilities — 0.7%
Brookfield Infrastructure Corp.,
Class
a
A 9,953 405,087
Chesapeake Utilities Corp. 1,833 217,064
New Jersey Resources Corp. 8,149 377,380
Northwest Natural Holding Co. 3,145 126,492
ONE Gas, Inc. 4,672 322,088
RGC Resources, Inc. 685 14,556
Southwest Gas Holdings, Inc. 5,053 367,454
Spire, Inc. 4,487 296,008
2,126,129
Ground Transportation — 0.3%
ArcBest Corp. 1,953 207,604
Covenant Logistics Group, Inc.,
Class
a
A 671 35,342
FTAI Infrastructure, Inc. 8,354 83,039
Heartland Express, Inc. 3,868 47,886
Hertz Global Holdings, Inc.*(a) 10,178 30,941
Marten Transport Ltd. 4,817 84,057
PAM Transportation Services,
Inc.* 501 9,088
RXO, Inc.* 9,670 275,208
Universal Logistics Holdings,
Inc. 565 23,882
Werner Enterprises, Inc. 5,249 194,003
991,050
Health Care Equipment & Supplies — 2.5%
Accuray, Inc.* 7,952 17,335
Alphatec Holdings, Inc.* 8,515 58,753
AngioDynamics, Inc.* 3,163 23,596
Artivion, Inc.* 3,292 89,345
AtriCure, Inc.* 3,927 102,927
Avanos Medical, Inc.* 3,766 91,212
Axogen, Inc.* 3,517 46,249
Axonics, Inc.* 4,225 292,222
Bioventus, Inc., Class
a
A* 3,114 31,296

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Cerus Corp.* 14,964 $ 33,819
CONMED Corp. 2,558 187,297
CVRx, Inc.* 1,101 10,856
Embecta Corp. 4,808 78,563
Fractyl Health, Inc.*(a) 622 2,177
Glaukos Corp.* 4,059 543,459
Haemonetics Corp.* 4,162 314,564
ICU Medical, Inc.* 1,779 294,122
Inari Medical, Inc.* 4,389 189,736
Inmode Ltd.* 6,595 110,202
Inogen, Inc.* 1,967 24,135
Integer Holdings Corp.* 2,765 359,644
Integra LifeSciences Holdings
Corp.* 5,685 115,633
iRadimed Corp. 668 31,369
iRhythm Technologies, Inc.* 2,593 183,792
Lantheus Holdings, Inc.* 5,639 600,384
LeMaitre Vascular, Inc. 1,683 151,958
LivaNova plc* 4,524 227,964
Merit Medical Systems, Inc.* 4,747 458,940
Neogen Corp.* 18,095 312,139
NeuroPace, Inc.* 1,131 8,957
Nevro Corp.* 2,999 18,564
Novocure Ltd.* 8,831 171,675
Omnicell, Inc.* 3,785 168,357
OraSure Technologies, Inc.* 6,191 27,736
Orchestra BioMed Holdings,
Inc.* 1,927 12,911
Orthofix Medical, Inc.* 2,795 48,745
OrthoPediatrics Corp.* 1,358 43,388
Paragon 28, Inc.* 3,908 32,515
PROCEPT BioRobotics Corp.* 3,513 277,527
Pulmonx Corp.* 3,142 22,999
Pulse Biosciences, Inc.* 1,518 28,296
RxSight, Inc.* 2,821 159,076
Sanara Medtech, Inc.*(a) 332 11,915
Semler Scientific, Inc.* 394 10,520
SI-BONE, Inc.* 3,375 56,092
Sight Sciences, Inc.* 2,913 19,721
Silk Road Medical, Inc.* 3,253 88,189
STAAR Surgical Co.* 4,103 135,768
Stereotaxis, Inc.*(a) 4,545 10,408
Surmodics, Inc.* 1,143 45,297
Tactile Systems Technology,
Inc.* 1,962 26,860
Tandem Diabetes Care, Inc.* 5,370 233,595
TransMedics Group, Inc.* 2,662 447,376
Treace Medical Concepts, Inc.* 4,046 24,964
UFP Technologies, Inc.* 602 205,420
Utah Medical Products, Inc. 280 19,037
Varex Imaging Corp.* 3,216 40,136
Vicarious Surgical, Inc.,
Class
a
A* 1 6
Zimvie, Inc.* 2,241 38,859
Zynex, Inc.*(a) 1,267 9,959
7,428,556
Health Care Providers & Services — 2.1%
Accolade, Inc.* 6,142 26,656
AdaptHealth Corp., Class
a
A* 8,444 92,800
Investments
Shares Value
Common Stocks (continued)
Addus HomeCare Corp.* 1,307 $ 173,844
agilon health, Inc.* 25,584 104,383
AirSculpt Technologies, Inc.*(a) 1,099 4,605
Alignment Healthcare, Inc.* 8,301 74,792
AMN Healthcare Services, Inc.* 3,143 166,673
Astrana Health, Inc.* 3,575 170,849
Aveanna Healthcare Holdings,
Inc.* 4,334 24,487
BrightSpring Health Services,
Inc.*(a) 4,466 56,048
Brookdale Senior Living, Inc.* 15,875 112,871
CareMax, Inc.* 1 2
Castle Biosciences, Inc.* 2,146 63,672
Community Health Systems,
Inc.* 10,410 56,735
CorVel Corp.* 735 235,737
Cross Country Healthcare, Inc.* 2,760 41,179
DocGo, Inc.* 8,434 31,881
Enhabit, Inc.* 4,130 34,857
Ensign Group, Inc. (The) 4,603 696,710
Fulgent Genetics, Inc.* 1,686 38,036
GeneDx Holdings Corp.,
Class
a
A* 1,008 32,196
Guardant Health, Inc.* 9,788 250,377
HealthEquity, Inc.* 7,021 558,591
Hims & Hers Health, Inc.* 15,739 231,835
InfuSystem Holdings, Inc.* 1,648 10,959
Innovage Holding Corp.* 1,578 10,036
Joint Corp. (The)* 903 10,213
LifeStance Health Group, Inc.* 9,895 62,437
ModivCare, Inc.* 926 26,724
Nano-X Imaging Ltd.*(a) 4,498 28,652
National HealthCare Corp. 1,036 142,067
National Research Corp. 1,271 28,979
NeoGenomics, Inc.* 10,575 174,699
OPKO Health, Inc.*(a) 27,011 45,379
Option Care Health, Inc.* 14,462 463,073
Owens & Minor, Inc.* 6,255 97,203
PACS Group, Inc.* 2,063 81,839
Patterson Cos., Inc. 6,670 150,008
Pediatrix Medical Group, Inc.* 6,997 75,987
Pennant Group, Inc. (The)* 2,396 82,087
Performant Financial Corp.* 5,866 20,707
PetIQ, Inc., Class
a
A* 2,239 68,401
Privia Health Group, Inc.* 8,461 170,405
Progyny, Inc.* 7,003 164,500
Quipt Home Medical Corp.* 3,389 9,693
RadNet, Inc.* 5,483 363,468
Select Medical Holdings Corp. 8,863 319,688
Sonida Senior Living, Inc.* 283 7,811
Surgery Partners, Inc.* 6,369 203,490
Talkspace, Inc.* 10,195 20,390
US Physical Therapy, Inc. 1,241 106,230
Viemed Healthcare, Inc.* 2,845 21,622
6,246,563
Health Care REITs — 0.5%
American Healthcare REIT, Inc.,
REIT 5,393 112,876
CareTrust REIT, Inc., REIT 11,242 335,911

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
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::
Investments
Shares Value
Common Stocks (continued)
Community Healthcare Trust,
Inc., REIT 2,225 $ 41,674
Diversified Healthcare Trust,
REIT 18,115 63,040
Global Medical REIT, Inc., REIT 5,039 46,913
LTC Properties, Inc., REIT 3,563 130,869
National Health Investors, Inc.,
REIT 3,472 282,725
Sabra Health Care REIT, Inc.,
REIT 19,193 327,049
Strawberry Fields REIT, Inc.,
REIT 483 5,724
Universal Health Realty Income
Trust, REIT 1,066 47,863
1,394,644
Health Care Technology — 0.3%
Definitive Healthcare Corp.,
Class
a
A* 4,422 20,739
Evolent Health, Inc., Class
a
A* 9,574 306,177
Health Catalyst, Inc.* 4,846 34,843
HealthStream, Inc. 2,021 58,690
LifeMD, Inc.* 2,877 14,989
OptimizeRx Corp.* 1,457 12,108
Phreesia, Inc.* 4,224 108,599
Schrodinger, Inc.* 4,612 96,990
Simulations Plus, Inc. 1,316 47,705
Teladoc Health, Inc.* 14,118 101,226
802,066
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.,
REIT 18,908 273,032
Braemar Hotels & Resorts, Inc.,
REIT 5,465 16,996
Chatham Lodging Trust, REIT 3,994 34,189
DiamondRock Hospitality Co.,
REIT 17,451 153,394
Pebblebrook Hotel Trust, REIT 9,905 131,736
RLJ Lodging Trust, REIT 12,641 120,089
Ryman Hospitality Properties,
Inc., REIT 4,864 505,661
Service Properties Trust, REIT 13,682 64,169
Summit Hotel Properties, Inc.,
REIT 8,705 59,107
Sunstone Hotel Investors, Inc.,
REIT 16,870 175,954
Xenia Hotels & Resorts, Inc.,
REIT 8,457 120,428
1,654,755
Hotels, Restaurants & Leisure — 1.3%
Accel Entertainment, Inc.,
Class
a
A* 4,344 50,651
Bally's Corp.* 1,987 34,176
Biglari Holdings, Inc., Class
a
B* 60 10,739
BJ's Restaurants, Inc.* 1,570 48,089
Bloomin' Brands, Inc. 6,549 114,608
Brinker International, Inc.* 3,656 261,477
Cheesecake Factory, Inc. (The) 4,004 157,397
Chuy's Holdings, Inc.* 1,430 53,196
Investments
Shares Value
Common Stocks (continued)
Cracker Barrel Old Country
Store, Inc. 1,836 $ 72,669
Dave & Buster's Entertainment,
Inc.* 2,732 85,621
Denny's Corp.* 4,235 27,697
Despegar.com Corp.* 5,099 62,667
Dine Brands Global, Inc. 1,263 39,936
El Pollo Loco Holdings, Inc.* 2,231 30,922
Everi Holdings, Inc.* 6,554 85,530
First Watch Restaurant Group,
Inc.* 2,517 41,556
Full House Resorts, Inc.* 2,721 13,904
Global Business Travel Group I* 10,408 72,752
Golden Entertainment, Inc. 1,675 54,253
Hilton Grand Vacations, Inc.* 6,119 236,071
Inspired Entertainment, Inc.* 1,819 16,426
International Game Technology
plc 9,436 211,272
Jack in the Box, Inc. 1,628 80,358
Krispy Kreme, Inc. 7,096 79,972
Kura Sushi USA, Inc.,
Class
a
A*(a) 491 32,401
Life Time Group Holdings, Inc.* 4,881 114,801
Lindblad Expeditions Holdings,
Inc.* 2,939 29,155
Monarch Casino & Resort, Inc. 1,088 82,601
Mondee Holdings, Inc.,
Class
a
A*(a) 3,158 6,316
Nathan's Famous, Inc. 234 18,212
ONE Group Hospitality, Inc.
(The)* 1,727 6,649
Papa John's International, Inc. 2,758 130,646
PlayAGS, Inc.* 3,258 36,881
Portillo's, Inc., Class
a
A* 4,480 55,149
Potbelly Corp.* 2,277 18,171
RCI Hospitality Holdings, Inc. 722 32,916
Red Rock Resorts, Inc., Class
a
A 4,080 237,782
Rush Street Interactive, Inc.* 6,305 59,078
Sabre Corp.* 31,196 95,148
Shake Shack, Inc., Class
a
A* 3,154 313,539
Six Flags Entertainment Corp. 3,517 153,974
Super Group SGHC Ltd. 12,427 42,873
Sweetgreen, Inc., Class
a
A* 8,192 258,949
Target Hospitality Corp.* 2,732 26,473
United Parks & Resorts, Inc.* 2,957 145,544
Vacasa, Inc., Class
a
A*(a) 778 2,606
Xponential Fitness, Inc.,
Class
a
A* 1,987 25,672
3,867,475
Household Durables — 1.7%
Beazer Homes USA, Inc.* 2,458 76,886
Cavco Industries, Inc.* 695 287,257
Century Communities, Inc. 2,352 235,365
Champion Homes, Inc.* 4,449 415,581
Cricut, Inc., Class
a
A(a) 3,836 22,172
Dream Finders Homes, Inc.,
Class
a
A* 2,320 77,604
Ethan Allen Interiors, Inc. 1,896 59,686
Flexsteel Industries, Inc. 383 15,849
GoPro, Inc., Class
a
A* 10,379 13,285

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
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UWM
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Investments
Shares Value
Common Stocks (continued)
Green Brick Partners, Inc.* 2,608 $ 205,458
Hamilton Beach Brands Holding
Co., Class
a
A 707 20,708
Helen of Troy Ltd.* 1,972 105,265
Hooker Furnishings Corp. 880 13,939
Hovnanian Enterprises, Inc.,
Class
a
A* 413 89,303
Installed Building Products, Inc. 1,988 441,952
iRobot Corp.* 2,359 17,268
KB Home 5,582 467,269
Landsea Homes Corp.* 1,492 17,770
La-Z-Boy, Inc. 3,557 144,308
Legacy Housing Corp.* 931 25,100
LGI Homes, Inc.* 1,731 186,740
Lifetime Brands, Inc. 1,032 7,379
Lovesac Co. (The)* 1,178 27,377
M/I Homes, Inc.* 2,237 356,511
Meritage Homes Corp. 2,979 590,051
Purple Innovation, Inc., Class
a
A* 4,716 5,659
Sonos, Inc.* 10,221 125,003
Taylor Morrison Home Corp.,
Class
a
A* 8,610 579,711
Traeger, Inc.* 2,838 10,188
Tri Pointe Homes, Inc.* 7,751 344,455
United Homes Group, Inc.* 436 2,655
Vizio Holding Corp., Class
a
A* 7,369 82,754
Worthington Enterprises, Inc. 2,610 119,538
5,190,046
Household Products — 0.2%
Central Garden & Pet Co.* 798 31,497
Central Garden & Pet Co.,
Class
a
A* 4,327 147,984
Energizer Holdings, Inc. 5,964 193,234
Oil-Dri Corp. of America 406 27,685
WD-40 Co. 1,129 296,746
697,146
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class
a
A* 6,294 19,637
Montauk Renewables, Inc.* 5,474 25,673
Ormat Technologies, Inc. 4,477 333,671
Sunnova Energy International,
Inc.*(a) 9,007 100,068
479,049
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 2,152 49,044
Industrial REITs — 0.4%
Industrial Logistics Properties
Trust, REIT 5,415 26,804
Innovative Industrial Properties,
Inc., REIT 2,337 290,442
LXP Industrial Trust, REIT 24,106 249,738
Plymouth Industrial REIT, Inc.,
REIT 3,327 79,649
Terreno Realty Corp., REIT 7,922 546,935
1,193,568
Investments
Shares Value
Common Stocks (continued)
Insurance — 1.4%
Ambac Financial Group, Inc.* 3,599 $ 42,108
American Coastal Insurance
Corp.* 2,004 22,505
AMERISAFE, Inc. 1,580 79,190
Baldwin Insurance Group, Inc.
(The), Class
a
A* 5,462 256,113
CNO Financial Group, Inc. 8,910 311,137
Crawford & Co., Class
a
A 1,259 13,308
Donegal Group, Inc., Class
a
A 1,282 19,512
Employers Holdings, Inc. 2,090 100,215
Enstar Group Ltd.* 1,051 342,626
F&G Annuities & Life, Inc. 1,543 70,500
Fidelis Insurance Holdings Ltd. 3,998 74,043
Genworth Financial, Inc.,
Class
a
A* 36,155 252,362
GoHealth, Inc., Class
a
A* 374 3,164
Goosehead Insurance, Inc.,
Class
a
A* 1,944 163,957
Greenlight Capital Re Ltd.,
Class
a
A* 2,291 32,005
Hamilton Insurance Group Ltd.,
Class
a
B* 1,383 27,079
HCI Group, Inc. 673 64,494
Heritage Insurance Holdings,
Inc.* 1,897 30,599
Hippo Holdings, Inc.* 1,636 32,475
Horace Mann Educators Corp. 3,409 121,394
Investors Title Co. 118 26,584
James River Group Holdings
Ltd. 2,599 19,233
Kingsway Financial Services,
Inc.* 1,065 8,829
Lemonade, Inc.*(a) 4,277 79,253
Maiden Holdings Ltd.* 7,300 12,994
MBIA, Inc. 3,701 14,508
Mercury General Corp. 2,221 147,097
NI Holdings, Inc.* 646 10,039
Oscar Health, Inc., Class
a
A* 16,125 295,087
Palomar Holdings, Inc.* 2,030 201,417
ProAssurance Corp.* 4,477 59,992
Root, Inc., Class
a
A*(a) 716 31,046
Safety Insurance Group, Inc. 1,217 107,765
Selective Insurance Group, Inc. 5,045 458,994
Selectquote, Inc.* 11,100 45,288
SiriusPoint Ltd.* 8,179 122,603
Skyward Specialty Insurance
Group, Inc.* 3,081 125,920
Stewart Information Services
Corp. 2,245 165,928
Tiptree, Inc., Class
a
A 2,089 41,425
Trupanion, Inc.*(a) 2,733 124,980
United Fire Group, Inc. 1,739 35,597
Universal Insurance Holdings,
Inc. 1,987 42,502
4,235,867
Interactive Media & Services — 0.4%
Bumble, Inc., Class
a
A* 7,968 53,465
Cargurus, Inc., Class
a
A* 7,325 212,279

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Cars.com, Inc.* 5,462 $ 97,442
EverQuote, Inc., Class
a
A* 2,082 51,425
fuboTV, Inc.*(a) 24,352 40,911
Getty Images Holdings, Inc.*(a) 8,320 31,616
Grindr, Inc.* 2,036 24,493
MediaAlpha, Inc., Class
a
A* 2,060 36,668
Nextdoor Holdings, Inc.* 14,465 36,163
Outbrain, Inc.* 3,200 16,320
QuinStreet, Inc.* 4,368 83,472
Shutterstock, Inc.(a) 2,071 74,308
System1, Inc.* 1,941 2,407
TrueCar, Inc.* 7,102 21,306
Vimeo, Inc.* 12,281 65,703
Yelp, Inc., Class
a
A* 5,439 189,984
Ziff Davis, Inc.* 3,773 184,387
ZipRecruiter, Inc., Class
a
A* 5,953 56,851
1,279,200
IT Services — 0.5%
Applied Digital Corp.*(a) 8,167 29,810
ASGN, Inc.* 3,742 359,831
Backblaze, Inc., Class
a
A* 3,309 20,218
BigBear.ai Holdings, Inc.*(a) 8,426 13,397
BigCommerce Holdings, Inc.,
Series 1* 5,848 34,269
Core Scientific, Inc.* 14,792 152,654
Couchbase, Inc.* 3,226 63,294
DigitalOcean Holdings, Inc.* 5,443 203,732
Fastly, Inc., Class
a
A* 10,685 64,324
Grid Dynamics Holdings, Inc.* 4,737 65,939
Hackett Group, Inc. (The) 2,098 55,597
Information Services Group,
Inc. 2,920 10,220
Perficient, Inc.* 2,879 216,414
Rackspace Technology, Inc.* 5,543 12,749
Squarespace, Inc., Class
a
A* 5,036 229,037
Thoughtworks Holding, Inc.* 8,298 36,096
Tucows, Inc., Class
a
A*(a) 661 14,152
Unisys Corp.* 5,461 30,199
1,611,932
Leisure Products — 0.3%
Acushnet Holdings Corp. 2,403 160,977
AMMO, Inc.*(a) 7,439 11,828
Clarus Corp. 2,529 10,900
Escalade, Inc. 829 11,589
Funko, Inc., Class
a
A* 2,547 26,667
JAKKS Pacific, Inc.* 662 16,312
Johnson Outdoors, Inc.,
Class
a
A 394 14,164
Latham Group, Inc.* 3,360 21,000
Malibu Boats, Inc., Class
a
A* 1,680 61,102
Marine Products Corp. 728 6,843
MasterCraft Boat Holdings,
Inc.* 1,393 25,812
Peloton Interactive, Inc.,
Class
a
A* 28,048 130,704
Smith & Wesson Brands, Inc. 3,779 55,703
Solo Brands, Inc., Class
a
A* 1,352 1,852
Sturm Ruger & Co., Inc. 1,406 59,221
Investments
Shares Value
Common Stocks (continued)
Topgolf Callaway Brands Corp.* 11,763 $ 118,336
Vista Outdoor, Inc.* 4,836 193,633
926,643
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 9,606 45,148
Akoya Biosciences, Inc.*(a) 2,203 5,618
BioLife Solutions, Inc.* 2,939 76,061
ChromaDex Corp.* 4,060 14,007
Codexis, Inc.* 5,793 16,742
Conduit Pharmaceuticals, Inc.* 1,912 235
CryoPort, Inc.* 3,608 33,627
Cytek Biosciences, Inc.* 10,066 57,779
Harvard Bioscience, Inc.* 3,379 9,732
Lifecore Biomedical, Inc.* 1,767 7,739
Maravai LifeSciences Holdings,
Inc., Class
a
A* 9,160 82,898
MaxCyte, Inc.* 8,676 37,480
Mesa Laboratories, Inc. 427 57,086
Nautilus Biotechnology, Inc.,
Class
a
A* 4,040 10,504
OmniAb, Inc.* 7,653 32,066
Pacific Biosciences of
California, Inc.*(a) 22,684 31,077
Quanterix Corp.* 2,980 38,829
Quantum-Si, Inc.*(a) 8,304 7,862
Standard BioTools, Inc.* 25,020 53,293
617,783
Machinery — 2.8%
374Water, Inc.* 5,419 6,286
3D Systems Corp.* 10,566 22,611
Alamo Group, Inc. 849 157,405
Albany International Corp.,
Class
a
A 2,588 243,686
Astec Industries, Inc. 1,890 63,939
Atmus Filtration Technologies,
Inc. 6,950 249,158
Barnes Group, Inc. 3,852 154,234
Blue Bird Corp.* 2,666 136,446
Chart Industries, Inc.* 3,501 428,522
Columbus McKinnon Corp. 2,357 80,633
Commercial Vehicle Group,
Inc.* 2,729 9,906
Douglas Dynamics, Inc. 1,880 52,339
Eastern Co. (The) 432 13,008
Energy Recovery, Inc.* 4,709 76,474
Enerpac Tool Group Corp.,
Class
a
A 4,511 186,034
Enpro, Inc. 1,741 280,005
ESCO Technologies, Inc. 2,147 257,447
Federal Signal Corp. 4,988 471,316
Franklin Electric Co., Inc. 3,757 390,202
Gencor Industries, Inc.* 853 17,205
Gorman-Rupp Co. (The) 1,738 67,747
Graham Corp.* 850 27,064
Greenbrier Cos., Inc. (The) 2,545 123,305
Helios Technologies, Inc. 2,758 121,876
Hillenbrand, Inc. 5,825 191,992

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Hillman Solutions Corp.* 16,299 $ 162,175
Hyliion Holdings Corp.* 11,688 21,857
Hyster-Yale, Inc. 950 59,812
John Bean Technologies Corp. 2,635 236,728
Kadant, Inc. 973 312,459
Kennametal, Inc. 6,572 170,018
L B Foster Co., Class
a
A* 752 15,100
Lindsay Corp. 910 112,885
Luxfer Holdings plc 2,221 24,920
Manitowoc Co., Inc. (The)* 2,888 29,140
Mayville Engineering Co., Inc.* 1,055 20,372
Miller Industries, Inc. 920 55,853
Mueller Industries, Inc. 9,268 673,876
Mueller Water Products, Inc.,
Class
a
A 12,887 276,684
Nikola Corp.* 1 7
NN, Inc.* 3,819 15,047
Omega Flex, Inc. 294 13,877
Park-Ohio Holdings Corp. 712 21,531
Proto Labs, Inc.* 2,127 65,044
REV Group, Inc. 4,258 135,575
Shyft Group, Inc. (The) 2,802 39,760
SPX Technologies, Inc.* 3,733 609,002
Standex International Corp. 965 172,397
Taylor Devices, Inc.* 196 11,215
Tennant Co. 1,573 153,635
Terex Corp. 5,526 313,711
Titan International, Inc.* 4,139 34,478
Trinity Industries, Inc. 6,779 223,775
Twin Disc, Inc. 926 12,186
Wabash National Corp. 3,702 72,041
Watts Water Technologies, Inc.,
Class
a
A 2,272 446,902
8,340,902
Marine Transportation — 0.2%
Costamare, Inc. 3,561 50,531
Genco Shipping & Trading Ltd. 3,498 61,530
Golden Ocean Group Ltd. 10,093 124,144
Himalaya Shipping Ltd. 2,467 18,971
Matson, Inc. 2,821 390,144
Pangaea Logistics Solutions
Ltd. 2,600 17,550
Safe Bulkers, Inc. 5,236 26,756
689,626
Media — 0.6%
Advantage Solutions, Inc.*(a) 8,876 34,350
AMC Networks, Inc., Class
a
A* 2,645 26,053
Boston Omaha Corp., Class
a
A* 2,044 29,209
Cable One, Inc. 467 164,720
Cardlytics, Inc.* 3,330 13,020
Clear Channel Outdoor
Holdings, Inc.* 28,938 43,407
EchoStar Corp., Class
a
A* 10,096 187,180
Emerald Holding, Inc. 1,260 6,993
Entravision Communications
Corp., Class
a
A 5,099 10,606
EW Scripps Co. (The), Class
a
A* 5,024 9,897
Gambling.com Group Ltd.* 1,435 14,623
Investments
Shares Value
Common Stocks (continued)
Gannett Co., Inc.* 11,771 $ 62,269
Gray Television, Inc. 7,096 36,190
Ibotta, Inc., Class
a
A* 632 36,144
iHeartMedia, Inc., Class
a
A* 8,571 13,371
Innovid Corp.* 8,833 16,164
Integral Ad Science Holding
Corp.* 5,993 69,699
John Wiley & Sons, Inc.,
Class
a
A 2,991 144,495
Magnite, Inc.* 10,434 143,885
National CineMedia, Inc.* 5,878 40,499
PubMatic, Inc., Class
a
A* 3,467 54,085
Scholastic Corp. 1,952 62,230
Sinclair, Inc. 2,656 36,971
Stagwell, Inc., Class
a
A* 7,516 54,040
TechTarget, Inc.* 2,144 57,138
TEGNA, Inc. 14,616 202,870
Thryv Holdings, Inc.* 2,639 48,082
Townsquare Media, Inc.,
Class
a
A 1,087 11,490
WideOpenWest, Inc.* 4,085 22,549
1,652,229
Metals & Mining — 1.2%
Alpha Metallurgical Resources,
Inc. 911 217,866
Arch Resources, Inc. 1,458 198,915
Caledonia Mining Corp. plc 1,363 17,692
Carpenter Technology Corp. 3,947 571,407
Century Aluminum Co.* 4,378 62,868
Coeur Mining, Inc.* 32,768 201,196
Commercial Metals Co. 9,599 514,410
Compass Minerals
International, Inc. 2,864 25,289
Constellium SE, Class
a
A* 10,741 180,127
Contango ORE, Inc.*(a) 649 13,967
Critical Metals Corp.*(a) 606 5,078
Dakota Gold Corp.* 5,441 12,623
Haynes International, Inc. 1,048 63,027
Hecla Mining Co. 47,983 284,539
i-80 Gold Corp.* 21,503 22,793
Ivanhoe Electric, Inc.* 6,932 48,940
Kaiser Aluminum Corp. 1,326 98,853
Lifezone Metals Ltd.* 3,028 18,652
Materion Corp. 1,707 198,080
Metallus, Inc.* 3,551 57,739
Metals Acquisition Ltd.,
Class
a
A* 4,467 50,164
Novagold Resources, Inc.* 20,228 85,969
Olympic Steel, Inc. 920 36,892
Perpetua Resources Corp.* 3,194 28,427
Piedmont Lithium, Inc.*(a) 1,500 12,360
Radius Recycling, Inc., Class
a
A 2,184 33,066
Ramaco Resources, Inc.,
Class
a
A 2,201 26,830
Ramaco Resources, Inc.,
Class
a
B 413 4,679
Ryerson Holding Corp. 2,411 48,268
SSR Mining, Inc. 16,831 87,353
SunCoke Energy, Inc. 6,948 62,254
Tredegar Corp.* 2,206 13,523

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Universal Stainless & Alloy
Products, Inc.* 722 $ 30,411
Warrior Met Coal, Inc. 4,300 263,633
Worthington Steel, Inc. 2,700 95,580
3,693,470
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
AFC Gamma, Inc. 1,403 14,675
AG Mortgage Investment Trust,
Inc. 2,387 17,759
Angel Oak Mortgage REIT, Inc. 984 11,119
Apollo Commercial Real Estate
Finance, Inc. 11,823 125,206
Arbor Realty Trust, Inc.(a) 15,274 207,726
Ares Commercial Real Estate
Corp. 4,430 31,276
ARMOUR Residential REIT, Inc. 4,067 83,170
Blackstone Mortgage Trust,
Inc., Class
a
A 14,400 265,824
BrightSpire Capital, Inc.,
Class
a
A 10,713 63,742
Chicago Atlantic Real Estate
Finance, Inc. 1,402 22,292
Chimera Investment Corp. 6,680 103,406
Claros Mortgage Trust, Inc. 7,159 57,272
Dynex Capital, Inc. 5,299 66,767
Ellington Financial, Inc. 6,850 90,078
Franklin BSP Realty Trust, Inc. 6,810 92,752
Granite Point Mortgage Trust,
Inc. 4,175 10,980
Invesco Mortgage Capital, Inc. 4,065 35,652
KKR Real Estate Finance Trust,
Inc. 4,876 58,171
Ladder Capital Corp., Class
a
A 9,415 116,369
MFA Financial, Inc. 8,490 106,295
New York Mortgage Trust, Inc. 7,526 50,199
Nexpoint Real Estate Finance,
Inc. 677 11,259
Orchid Island Capital, Inc. 4,409 36,154
PennyMac Mortgage
Investment Trust 7,207 102,412
Ready Capital Corp. 13,403 111,111
Redwood Trust, Inc. 10,920 82,664
Seven Hills Realty Trust 1,061 14,716
Sunrise Realty Trust, Inc.* 467 6,580
TPG RE Finance Trust, Inc. 4,760 43,126
Two Harbors Investment Corp. 8,612 121,946
2,160,698
Multi-Utilities — 0.3%
Avista Corp. 6,493 250,890
Black Hills Corp. 5,690 336,393
Northwestern Energy Group,
Inc. 5,114 278,150
Unitil Corp. 1,325 79,897
945,330
Office REITs — 0.6%
Brandywine Realty Trust, REIT 14,057 73,518
City Office REIT, Inc., REIT 3,233 19,010
COPT Defense Properties, REIT 9,338 278,179
Investments
Shares Value
Common Stocks (continued)
Douglas Emmett, Inc., REIT 13,395 $ 214,320
Easterly Government
Properties, Inc., Class
a
A, REIT 8,051 105,629
Equity Commonwealth, REIT* 8,772 177,809
Franklin Street Properties
Corp., REIT 8,089 14,722
JBG SMITH Properties, REIT 7,360 128,064
NET Lease Office Properties,
REIT 1,232 37,342
Orion Office REIT, Inc., REIT 4,656 19,090
Paramount Group, Inc., REIT 15,302 77,275
Peakstone Realty Trust, REIT 3,028 40,394
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 10,240 99,942
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,786 25,879
SL Green Realty Corp., REIT 5,510 367,186
1,678,359
Oil, Gas & Consumable Fuels — 2.4%
Aemetis, Inc.*(a) 3,004 7,390
Amplify Energy Corp.* 3,251 23,180
Ardmore Shipping Corp. 3,438 64,909
Berry Corp. 6,354 39,331
California Resources Corp. 5,721 300,181
Centrus Energy Corp., Class
a
A* 1,170 46,332
Clean Energy Fuels Corp.* 14,157 43,745
CNX Resources Corp.* 12,425 343,800
Comstock Resources, Inc.(a) 7,663 81,458
CONSOL Energy, Inc. 2,427 248,234
Crescent Energy Co., Class
a
A 11,450 136,599
CVR Energy, Inc. 2,833 72,015
Delek US Holdings, Inc. 5,258 107,368
DHT Holdings, Inc. 11,195 121,242
Diversified Energy Co. plc(a)(b) 3,899 47,685
Dorian LPG Ltd. 2,873 112,018
Empire Petroleum Corp.*(a) 1,163 6,873
Encore Energy Corp.*(a) 14,782 53,806
Energy Fuels, Inc.*(a) 13,442 65,866
Evolution Petroleum Corp. 2,543 13,096
Excelerate Energy, Inc., Class
a
A 1,446 26,361
FLEX LNG Ltd.(a) 2,533 67,530
FutureFuel Corp. 2,165 13,510
Golar LNG Ltd. 8,209 273,278
Granite Ridge Resources, Inc. 4,367 27,730
Green Plains, Inc.* 5,285 74,888
Gulfport Energy Corp.* 1,075 155,940
Hallador Energy Co.* 2,071 13,896
HighPeak Energy, Inc.(a) 1,205 19,376
International Seaways, Inc. 3,351 173,682
Kinetik Holdings, Inc., Class
a
A 3,173 140,374
Kosmos Energy Ltd.* 38,802 188,966
Magnolia Oil & Gas Corp.,
Class
a
A 14,364 367,862
Murphy Oil Corp. 12,030 448,478
NACCO Industries, Inc.,
Class
a
A 344 9,591
NextDecade Corp.* 9,589 44,685
Nordic American Tankers Ltd. 16,905 62,887
Northern Oil & Gas, Inc. 8,227 327,270

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

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Investments
Shares Value
Common Stocks (continued)
Par Pacific Holdings, Inc.* 4,751 $ 106,612
PBF Energy, Inc., Class
a
A 8,614 293,393
Peabody Energy Corp. 10,615 248,497
PrimeEnergy Resources Corp.* 58 7,771
REX American Resources
Corp.* 1,278 57,957
Riley Exploration Permian, Inc. 942 26,847
Ring Energy, Inc.*(a) 12,289 22,735
Sable Offshore Corp.* 4,185 70,475
SandRidge Energy, Inc. 2,668 35,431
Scorpio Tankers, Inc. 3,885 277,933
SFL Corp. Ltd. 9,348 110,867
Sitio Royalties Corp., Class
a
A 6,854 152,364
SM Energy Co. 9,489 432,983
Talos Energy, Inc.* 12,273 140,771
Teekay Corp.* 4,744 39,423
Teekay Tankers Ltd., Class
a
A 1,990 113,191
Uranium Energy Corp.* 32,621 170,608
Ur-Energy, Inc.*(a) 22,807 26,684
VAALCO Energy, Inc. 8,639 56,240
Verde Clean Fuels, Inc.*(a) 271 1,087
Vital Energy, Inc.* 2,371 85,095
Vitesse Energy, Inc. 2,074 53,634
W&T Offshore, Inc.(a) 8,180 18,732
World Kinect Corp. 4,886 140,668
7,061,430
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,346 44,781
Sylvamo Corp. 2,917 230,706
275,487
Passenger Airlines — 0.3%
Allegiant Travel Co. 1,285 54,073
Blade Air Mobility, Inc.* 4,693 14,689
Frontier Group Holdings, Inc.*(a) 3,497 12,694
Hawaiian Holdings, Inc.* 4,234 73,333
JetBlue Airways Corp.* 25,406 129,062
Joby Aviation, Inc.*(a) 33,332 166,660
SkyWest, Inc.* 3,286 254,796
Spirit Airlines, Inc.(a) 9,102 23,483
Sun Country Airlines Holdings,
Inc.* 3,275 35,960
Wheels Up Experience, Inc.*(a) 7,437 13,164
777,914
Personal Care Products — 0.2%
Beauty Health Co. (The)*(a) 6,171 11,046
Edgewell Personal Care Co. 4,081 164,138
Herbalife Ltd.* 8,287 67,622
Honest Co., Inc. (The)* 6,642 31,018
Inter Parfums, Inc. 1,511 194,677
Medifast, Inc. 892 16,324
Nature's Sunshine Products,
Inc.* 1,068 14,738
Nu Skin Enterprises, Inc.,
Class
a
A 4,115 36,747
Olaplex Holdings, Inc.* 11,498 24,031
USANA Health Sciences, Inc.* 946 38,616
Veru, Inc.* 10,955 8,965
Investments
Shares Value
Common Stocks (continued)
Waldencast plc, Class
a
A* 2,025 $ 6,480
614,402
Pharmaceuticals — 1.3%
Alimera Sciences, Inc.* 1,778 9,832
Alto Neuroscience, Inc.* 735 9,415
Amneal Pharmaceuticals, Inc.* 13,197 114,286
Amphastar Pharmaceuticals,
Inc.* 3,190 155,481
ANI Pharmaceuticals, Inc.* 1,534 97,792
Aquestive Therapeutics, Inc.* 6,158 27,896
Arvinas, Inc.* 5,329 139,407
Atea Pharmaceuticals, Inc.* 6,398 24,632
Avadel Pharmaceuticals plc,
ADR* 7,666 116,293
Axsome Therapeutics, Inc.* 3,022 268,535
Biote Corp., Class
a
A* 2,236 14,042
Cassava Sciences, Inc.*(a) 3,368 96,695
Collegium Pharmaceutical, Inc.* 2,701 103,880
Contineum Therapeutics, Inc.,
Class
a
A* 575 11,207
Corcept Therapeutics, Inc.* 6,706 236,722
CorMedix, Inc.*(a) 4,555 28,423
Edgewise Therapeutics, Inc.* 6,021 112,894
Enliven Therapeutics, Inc.* 2,919 63,868
Esperion Therapeutics, Inc.* 15,670 28,676
Evolus, Inc.* 4,584 72,840
EyePoint Pharmaceuticals, Inc.* 4,147 37,116
Fulcrum Therapeutics, Inc.* 5,146 43,998
Harmony Biosciences Holdings,
Inc.* 2,504 90,094
Harrow, Inc.* 2,533 102,485
Innoviva, Inc.* 4,589 88,935
Ligand Pharmaceuticals, Inc.* 1,412 149,390
Liquidia Corp.* 4,781 45,467
Longboard Pharmaceuticals,
Inc.* 2,681 96,730
Lyra Therapeutics, Inc.*(a) 4,015 1,292
MediWound Ltd.* 664 12,211
Mind Medicine MindMed, Inc.* 5,970 36,178
Nektar Therapeutics, Class
a
A* 14,805 18,950
Neumora Therapeutics, Inc.*(a) 6,976 80,224
Nuvation Bio, Inc.* 14,884 47,926
Ocular Therapeutix, Inc.* 12,905 113,822
Omeros Corp.*(a) 4,638 19,526
Pacira BioSciences, Inc.* 3,800 59,128
Phathom Pharmaceuticals,
Inc.*(a) 2,830 46,752
Phibro Animal Health Corp.,
Class
a
A 1,694 35,574
Pliant Therapeutics, Inc.* 4,725 62,795
Prestige Consumer Healthcare,
Inc.* 4,109 306,696
Revance Therapeutics, Inc.* 8,635 56,732
Scilex Holding Co.* 3,181 3,658
scPharmaceuticals, Inc.* 2,355 11,987
SIGA Technologies, Inc. 3,841 34,684
Supernus Pharmaceuticals,
Inc.* 4,164 146,406
Tarsus Pharmaceuticals, Inc.* 3,051 82,713

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Telomir Pharmaceuticals,
Inc.*(a) 398 $ 2,086
Terns Pharmaceuticals, Inc.* 4,774 36,378
Theravance Biopharma, Inc.* 3,045 25,121
Third Harmonic Bio, Inc.*(a) 1,645 19,000
Trevi Therapeutics, Inc.* 4,871 15,392
Ventyx Biosciences, Inc.* 5,039 11,237
Verrica Pharmaceuticals, Inc.*(a) 1,570 3,690
WaVe Life Sciences Ltd.* 6,421 36,857
Xeris Biopharma Holdings, Inc.* 11,629 32,677
Zevra Therapeutics, Inc.* 3,489 26,691
3,773,414
Professional Services — 1.7%
Alight, Inc., Class
a
A* 39,395 293,887
Asure Software, Inc.* 1,964 16,871
Barrett Business Services, Inc. 2,125 77,584
BlackSky Technology, Inc.,
Class
a
A* 8,827 9,798
CBIZ, Inc.* 3,975 292,560
Conduent, Inc.* 13,374 51,089
CRA International, Inc. 553 93,236
CSG Systems International, Inc. 2,455 119,117
DLH Holdings Corp.* 703 7,649
ExlService Holdings, Inc.* 13,037 476,372
Exponent, Inc. 4,192 453,868
First Advantage Corp.* 4,215 80,717
FiscalNote Holdings, Inc.* 4,995 6,493
Forrester Research, Inc.* 992 19,026
Franklin Covey Co.* 944 38,005
Heidrick & Struggles
International, Inc. 1,670 64,462
HireQuest, Inc. 457 6,508
Huron Consulting Group, Inc.* 1,475 162,899
IBEX Holdings Ltd.* 744 12,826
ICF International, Inc. 1,547 256,431
Innodata, Inc.*(a) 2,244 38,776
Insperity, Inc. 2,978 279,902
Kelly Services, Inc., Class
a
A 2,570 54,253
Kforce, Inc. 1,548 101,533
Korn Ferry 4,307 314,626
Legalzoom.com, Inc.* 11,432 77,052
Maximus, Inc. 5,059 466,743
Mistras Group, Inc.* 1,721 20,583
NV5 Global, Inc.* 1,184 113,818
Planet Labs PBC* 13,976 37,595
Resources Connection, Inc. 2,684 27,994
Spire Global, Inc.*(a) 1,850 15,873
Sterling Check Corp.* 2,748 44,490
TriNet Group, Inc. 2,699 277,538
TrueBlue, Inc.* 2,543 20,268
TTEC Holdings, Inc. 1,624 8,299
Upwork, Inc.* 10,331 99,591
Verra Mobility Corp., Class
a
A* 13,810 381,294
Willdan Group, Inc.* 1,043 39,749
WNS Holdings Ltd.* 3,845 227,624
5,186,999
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.* 123 2,338
Investments
Shares Value
Common Stocks (continued)
Anywhere Real Estate, Inc.* 8,140 $ 39,805
Compass, Inc., Class
a
A* 30,239 155,126
Cushman & Wakefield plc* 18,990 246,870
DigitalBridge Group, Inc. 13,184 164,668
eXp World Holdings, Inc.(a) 6,718 79,004
Forestar Group, Inc.* 1,578 48,823
FRP Holdings, Inc.* 1,105 32,730
Kennedy-Wilson Holdings, Inc. 9,430 104,862
Marcus & Millichap, Inc. 1,946 77,198
Maui Land & Pineapple Co.,
Inc.* 631 16,412
Newmark Group, Inc., Class
a
A 11,327 156,652
Offerpad Solutions, Inc.*(a) 866 3,369
Opendoor Technologies, Inc.* 51,390 110,489
RE/MAX Holdings, Inc.,
Class
a
A* 1,485 16,810
Real Brokerage, Inc. (The)* 7,891 49,161
Redfin Corp.* 9,725 90,832
RMR Group, Inc. (The), Class
a
A 1,282 32,678
St Joe Co. (The) 2,991 177,576
Star Holdings* 1,073 14,378
Stratus Properties, Inc.* 464 12,096
Tejon Ranch Co.* 1,736 31,057
Transcontinental Realty
Investors, Inc.* 102 3,067
1,666,001
Residential REITs — 0.4%
Apartment Investment and
Management Co., Class
a
A,
REIT* 11,797 109,712
BRT Apartments Corp., REIT 935 17,756
Centerspace, REIT 1,236 92,453
Clipper Realty, Inc., REIT 986 4,851
Elme Communities, REIT 7,299 128,900
Independence Realty Trust,
Inc., REIT 18,744 389,500
NexPoint Residential Trust, Inc.,
REIT 1,883 89,066
UMH Properties, Inc., REIT 5,296 103,060
Veris Residential, Inc., REIT 6,512 114,221
1,049,519
Retail REITs — 0.9%
Acadia Realty Trust, REIT 8,379 188,611
Alexander's, Inc., REIT 178 40,791
CBL & Associates Properties,
Inc., REIT(a) 1,885 49,764
Getty Realty Corp., REIT 4,103 130,393
InvenTrust Properties Corp.,
REIT 5,652 167,751
Kite Realty Group Trust, REIT 18,010 469,701
Macerich Co. (The), REIT 17,971 286,997
NETSTREIT Corp., REIT 6,115 102,059
Phillips Edison & Co., Inc., REIT 10,184 376,401
Retail Opportunity Investments
Corp., REIT 10,280 157,181
Saul Centers, Inc., REIT 873 35,636
SITE Centers Corp., REIT 3,938 237,658
Tanger, Inc., REIT 8,830 268,785
Urban Edge Properties, REIT 9,937 210,168

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Whitestone REIT, REIT 4,054 $ 54,405
2,776,301
Semiconductors & Semiconductor Equipment — 1.7%
ACM Research, Inc., Class
a
A* 4,224 76,201
Aehr Test Systems* 2,295 34,907
Alpha & Omega Semiconductor
Ltd.* 1,924 80,442
Ambarella, Inc.* 3,143 187,637
Axcelis Technologies, Inc.* 2,702 295,410
CEVA, Inc.* 1,934 46,300
Cohu, Inc.* 3,840 103,334
Credo Technology Group
Holding Ltd.* 10,556 368,510
Diodes, Inc.* 3,783 263,637
Everspin Technologies, Inc.* 1,613 8,984
FormFactor, Inc.* 6,421 313,152
GCT Semiconductor Holding,
Inc.* 627 1,756
Ichor Holdings Ltd.* 2,700 83,700
Impinj, Inc.* 1,875 315,187
indie Semiconductor, Inc.,
Class
a
A* 13,604 56,457
Kulicke & Soffa Industries, Inc. 4,549 199,292
MaxLinear, Inc., Class
a
A* 6,553 99,475
Navitas Semiconductor Corp.,
Class
a
A*(a) 10,463 31,598
NVE Corp. 397 33,249
PDF Solutions, Inc.* 2,581 81,431
Photronics, Inc.* 5,112 132,196
Power Integrations, Inc. 4,694 314,967
QuickLogic Corp.*(a) 1,144 9,610
Rambus, Inc.* 9,029 403,777
Rigetti Computing, Inc.*(a) 11,731 10,750
Semtech Corp.* 5,374 235,489
Silicon Laboratories, Inc.* 2,629 311,195
SiTime Corp.* 1,524 220,462
SkyWater Technology, Inc.*(a) 2,260 20,272
SMART Global Holdings, Inc.* 4,269 88,454
Synaptics, Inc.* 3,233 263,231
Ultra Clean Holdings, Inc.* 3,670 138,359
Veeco Instruments, Inc.* 4,609 163,573
4,992,994
Software — 4.3%
8x8, Inc.* 9,698 18,232
A10 Networks, Inc. 5,879 80,954
ACI Worldwide, Inc.* 8,748 440,549
Adeia, Inc. 9,024 113,702
Agilysys, Inc.* 1,833 207,312
Airship AI Holdings, Inc.*(a) 255 793
Alarm.com Holdings, Inc.* 4,002 238,279
Alkami Technology, Inc.* 3,652 121,758
Altair Engineering, Inc., Class
a
A* 4,740 428,306
American Software, Inc.,
Class
a
A 2,606 29,995
Amplitude, Inc., Class
a
A* 6,336 55,820
Appian Corp., Class
a
A* 3,341 108,382
Arteris, Inc.* 2,288 19,631
Asana, Inc., Class
a
A* 6,582 92,543
Investments
Shares Value
Common Stocks (continued)
AudioEye, Inc.*(a) 579 $ 14,018
Aurora Innovation, Inc.,
Class
a
A* 76,559 357,530
AvePoint, Inc.* 10,525 121,564
Bit Digital, Inc.*(a) 9,703 31,244
Blackbaud, Inc.* 3,423 286,163
BlackLine, Inc.* 4,787 237,196
Blend Labs, Inc., Class
a
A* 19,149 70,277
Box, Inc., Class
a
A* 11,680 380,768
Braze, Inc., Class
a
A* 4,341 194,390
C3.ai, Inc., Class
a
A* 6,855 159,996
Cerence, Inc.* 3,412 11,260
Cipher Mining, Inc.* 14,318 50,256
Cleanspark, Inc.* 18,379 196,471
Clear Secure, Inc., Class
a
A 7,281 221,269
Clearwater Analytics Holdings,
Inc., Class
a
A* 11,612 287,745
CommVault Systems, Inc.* 3,620 562,548
Consensus Cloud Solutions,
Inc.* 1,494 35,990
CS Disco, Inc.* 2,438 13,482
Daily Journal Corp.* 116 57,665
Dave, Inc.* 648 24,365
Digimarc Corp.*(a) 1,259 36,121
Digital Turbine, Inc.* 7,958 25,625
Domo, Inc., Class
a
B* 2,805 20,953
D-Wave Quantum, Inc.*(a) 7,263 7,336
E2open Parent Holdings, Inc.* 14,157 63,423
eGain Corp.* 1,683 12,067
Enfusion, Inc., Class
a
A* 4,014 33,276
Envestnet, Inc.* 4,203 263,738
EverCommerce, Inc.* 1,769 18,946
Freshworks, Inc., Class
a
A* 16,908 197,485
Hut 8 Corp.*(a) 6,650 67,231
iLearningEngines Holdings,
Inc.*(a) 2,430 3,378
Instructure Holdings, Inc.* 1,831 42,900
Intapp, Inc.* 3,238 149,596
InterDigital, Inc. 2,098 290,699
Jamf Holding Corp.* 6,151 113,793
Kaltura, Inc.* 7,970 10,839
LiveRamp Holdings, Inc.* 5,404 140,072
Marathon Digital Holdings, Inc.* 22,677 378,706
Matterport, Inc.* 21,722 98,401
MeridianLink, Inc.* 2,237 51,071
Mitek Systems, Inc.* 3,839 35,779
N-able, Inc.* 5,924 76,183
NCR Voyix Corp.* 12,067 162,784
NextNav, Inc.*(a) 6,222 47,723
Olo, Inc., Class
a
A* 8,688 45,612
ON24, Inc.* 2,288 14,758
OneSpan, Inc.* 3,141 50,633
Ooma, Inc.* 2,049 21,310
Pagaya Technologies Ltd.,
Class
a
A* 3,351 50,466
PagerDuty, Inc.* 7,403 146,431
Porch Group, Inc.* 6,400 9,216
PowerSchool Holdings, Inc.,
Class
a
A* 4,939 112,165
Prairie Operating Co.* 347 3,026
Progress Software Corp. 3,561 207,072

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
PROS Holdings, Inc.* 3,793 $ 76,353
Q2 Holdings, Inc.* 4,880 362,145
Qualys, Inc.* 3,080 385,524
Rapid7, Inc.* 5,133 194,079
Red Violet, Inc.* 915 26,443
Rekor Systems, Inc.* 5,892 7,365
ReposiTrak, Inc.(a) 973 18,925
Rimini Street, Inc.* 4,399 7,742
Riot Platforms, Inc.* 22,510 169,500
Roadzen, Inc.* 1,253 2,656
Sapiens International Corp. NV 2,553 92,904
SEMrush Holdings, Inc.,
Class
a
A* 3,008 41,330
SolarWinds Corp. 4,514 57,734
SoundHound AI, Inc.,
Class
a
A*(a) 23,536 115,091
SoundThinking, Inc.* 824 11,618
Sprinklr, Inc., Class
a
A* 8,527 76,487
Sprout Social, Inc., Class
a
A* 4,096 127,386
SPS Commerce, Inc.* 3,086 616,398
Telos Corp.* 4,666 17,031
Tenable Holdings, Inc.* 9,780 403,718
Terawulf, Inc.* 19,088 83,224
Varonis Systems, Inc., Class
a
B* 9,145 517,607
Verint Systems, Inc.* 5,123 161,631
Vertex, Inc., Class
a
A* 4,500 174,105
Viant Technology, Inc., Class
a
A* 1,290 14,358
Weave Communications, Inc.* 3,246 36,615
WM Technology, Inc.* 6,921 6,848
Workiva, Inc., Class
a
A* 4,189 327,454
Xperi, Inc.* 3,730 32,899
Yext, Inc.* 8,693 44,247
Zeta Global Holdings Corp.,
Class
a
A* 13,641 360,259
Zuora, Inc., Class
a
A* 10,742 94,422
12,943,365
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 3,649 37,366
Four Corners Property Trust,
Inc., REIT 7,610 215,743
Gladstone Land Corp., REIT 2,787 37,820
Outfront Media, Inc., REIT 12,275 209,289
PotlatchDeltic Corp., REIT 6,588 286,314
Safehold, Inc., REIT 4,296 107,658
Uniti Group, Inc., REIT 19,836 86,485
980,675
Specialty Retail — 1.7%
1-800-Flowers.com, Inc.,
Class
a
A* 2,144 17,216
Aaron's Co., Inc. (The) 2,572 25,952
Abercrombie & Fitch Co.,
Class
a
A* 4,171 615,514
Academy Sports & Outdoors,
Inc. 5,996 332,658
aka Brands Holding Corp.* 53 1,178
American Eagle Outfitters, Inc. 15,125 311,273
America's Car-Mart, Inc.* 499 30,204
Arhaus, Inc., Class
a
A 4,249 52,305
Investments
Shares Value
Common Stocks (continued)
Arko Corp. 6,676 $ 41,792
Asbury Automotive Group, Inc.* 1,680 412,675
BARK, Inc.*(a) 10,993 18,358
Beyond, Inc.* 3,784 37,197
Boot Barn Holdings, Inc.* 2,454 329,253
Buckle, Inc. (The) 2,562 107,348
Build-A-Bear Workshop, Inc. 1,070 35,717
Caleres, Inc. 2,835 119,439
Camping World Holdings, Inc.,
Class
a
A 3,513 77,075
Citi Trends, Inc.* 667 9,538
Designer Brands, Inc., Class
a
A 3,485 23,140
Destination XL Group, Inc.* 4,443 12,218
EVgo, Inc., Class
a
A*(a) 8,353 37,839
Foot Locker, Inc. 6,919 215,458
Genesco, Inc.* 895 27,020
Group 1 Automotive, Inc. 1,098 413,683
GrowGeneration Corp.* 4,823 9,405
Haverty Furniture Cos., Inc. 1,195 32,743
J Jill, Inc. 393 12,784
Lands' End, Inc.* 1,177 18,232
Leslie's, Inc.* 14,906 45,016
MarineMax, Inc.* 1,792 56,842
Monro, Inc. 2,478 67,129
National Vision Holdings, Inc.* 6,457 68,186
ODP Corp. (The)* 2,956 91,193
OneWater Marine, Inc., Class
a
A* 991 23,814
Petco Health & Wellness Co.,
Inc., Class
a
A* 6,884 21,960
RealReal, Inc. (The)* 8,117 21,429
Revolve Group, Inc., Class
a
A* 3,182 72,931
RumbleON, Inc., Class
a
B*(a) 1,331 5,950
Sally Beauty Holdings, Inc.* 8,660 113,013
Shoe Carnival, Inc. 1,482 59,932
Signet Jewelers Ltd. 3,542 297,882
Sleep Number Corp.* 1,788 27,195
Sonic Automotive, Inc., Class
a
A 1,208 75,307
Stitch Fix, Inc., Class
a
A* 7,454 28,176
ThredUp, Inc., Class
a
A* 6,523 5,962
Tile Shop Holdings, Inc.* 2,375 14,963
Tilly's, Inc., Class
a
A* 1,229 6,587
Torrid Holdings, Inc.* 1,014 6,692
Upbound Group, Inc. 4,451 148,218
Urban Outfitters, Inc.* 5,314 193,005
Victoria's Secret & Co.* 6,509 152,701
Warby Parker, Inc., Class
a
A* 7,232 107,901
Winmark Corp. 243 87,626
Zumiez, Inc.* 1,362 37,782
5,214,606
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc., Class
a
A(a) 1,467 17,208
Corsair Gaming, Inc.* 3,707 25,838
CPI Card Group, Inc.* 415 11,885
Diebold Nixdorf, Inc.* 2,096 93,943
Eastman Kodak Co.* 5,015 26,479
Immersion Corp. 2,509 23,584
IonQ, Inc.*(a) 16,454 122,089
Turtle Beach Corp.* 1,421 22,196

ULTRA RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Shares Value
Common Stocks (continued)
Xerox Holdings Corp. 9,648 $ 109,312
452,534
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc., Class
a
A* 10,775 66,482
G-III Apparel Group Ltd.* 3,353 88,754
Hanesbrands, Inc.* 29,304 186,080
Kontoor Brands, Inc. 4,616 345,508
Movado Group, Inc. 1,252 29,873
Oxford Industries, Inc. 1,230 106,985
Rocky Brands, Inc. 600 19,344
Steven Madden Ltd. 6,012 271,141
Superior Group of Cos., Inc. 1,079 15,624
Vera Bradley, Inc.* 2,218 12,931
Wolverine World Wide, Inc. 6,583 90,253
1,232,975
Tobacco — 0.1%
Ispire Technology, Inc.* 1,594 11,541
Turning Point Brands, Inc. 1,421 56,328
Universal Corp. 1,993 108,220
Vector Group Ltd. 12,180 182,456
358,545
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc. 2,224 14,990
Applied Industrial Technologies,
Inc. 3,189 654,128
Beacon Roofing Supply, Inc.* 5,282 478,549
BlueLinx Holdings, Inc.* 701 70,549
Boise Cascade Co. 3,284 445,376
Custom Truck One Source, Inc.* 4,231 17,347
Distribution Solutions Group,
Inc.* 887 33,014
DNOW, Inc.* 8,946 116,477
DXP Enterprises, Inc.* 1,035 56,925
EVI Industries, Inc. 428 7,075
FTAI Aviation Ltd. 8,263 1,056,094
GATX Corp. 2,961 417,797
Global Industrial Co. 1,129 37,821
GMS, Inc.* 3,320 288,143
H&E Equipment Services, Inc. 2,675 128,801
Herc Holdings, Inc. 2,335 341,774
Hudson Technologies, Inc.* 3,687 30,307
Karat Packaging, Inc. 568 14,393
McGrath RentCorp 2,025 219,004
MRC Global, Inc.* 6,990 91,988
Rush Enterprises, Inc., Class
a
A 5,045 265,872
Rush Enterprises, Inc., Class
a
B 733 34,480
Titan Machinery, Inc.* 1,714 25,899
Transcat, Inc.* 717 88,521
Willis Lease Finance Corp. 254 27,480
Xometry, Inc., Class
a
A* 3,488 68,504
5,031,308
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.*(a) 940 11,609
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.3%
American States Water Co. 3,092 $ 251,751
Cadiz, Inc.*(a) 3,492 11,768
California Water Service Group 4,800 265,584
Consolidated Water Co. Ltd. 1,245 34,561
Global Water Resources, Inc. 960 12,182
Middlesex Water Co. 1,464 92,247
Pure Cycle Corp.* 1,723 18,350
SJW Group 2,684 158,329
York Water Co. (The) 1,187 46,269
891,041
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 5,372 42,815
Spok Holdings, Inc. 1,517 22,558
Telephone and Data Systems,
Inc. 8,181 193,235
258,608
Total Common Stocks
(Cost $208,074,583)
219,556,734
Number of
Rights
Rights — 0.0%(c)
Biotechnology — 0.0%(c)
Aduro Biotech, Inc., CVR*(d) 687 —
Cartesian Therapeutics,
Inc.*(a)(d) 5,386 970
Chinook Therape, CVR*(d) 3,154 —
Oncternal Therapeutics,
Inc., CVR*(d) 42 —
Tobira Therapeutics, Inc.,
CVR*(d) 756 —
970
Food Products — 0.0%(c)
Prevail Therape, CVR*(d) 2,444 1,222
Total Rights
(Cost $2,604) 2,192
Shares
Securities Lending Reinvestments (e) — 1.2%
Investment Companies — 1.2%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (f)
(Cost $3,454,007) 3,454,007 3,454,007
Principal
Amount
Short-Term Investments — 19.1%
Repurchase Agreements (g) — 12.5%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $37,211,788
(Cost $37,189,948) $ 37,189,948
37,189,948

AUGUST 31, 2024 (Unaudited) :: ULTRA RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UWM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (h) — 6.6%
U.S. Treasury Bills
5.25%, 12/26/2024 (i)
(Cost $19,670,528) $ 20,000,000 $ 19,693,055
Total Short-Term Investments
(Cost $56,860,476) 56,883,003
Total Investments — 94.0%
(Cost $268,391,670) 279,895,936
Other assets less liabilities — 6.0% 17,764,491
Net Assets — 100.0% $ 297,660,427
* Non-income producing security.
(a) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $3,673,166, collateralized in the form of cash with a value of $3,454,348 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $431,577 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from October
31, 2024 – November 15, 2052. The total value of collateral is
$3,885,925.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) Illiquid security.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $3,454,007.
(f) Rate shown is the 7-day yield as of August 31, 2024.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,880,876.
(i) The rate shown was the current yield as of August 31, 2024.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 215 9/20/2024 U.S. Dollar $ 23,898,325 $ 1,425,223
Swap Agreements
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
96,262,883 3/6/2025 Bank of America NA 5.68% Russell 2000
®
Index 135,360
28,636,256 11/6/2025 Barclays Capital 6.03% Russell 2000
®
Index 4,820,472
50,657,322 2/11/2025 BNP Paribas SA 5.58% Russell 2000
®
Index 8,481,209
28,835,843 3/6/2025 Citibank NA 5.88% Russell 2000
®
Index 4,221,657
30,168,639 11/7/2024 Goldman Sachs International 5.88% Russell 2000
®
Index 1,844,786
14,056,072 1/26/2026
Morgan Stanley & Co.
International plc 5.83% iShares
®
Russell 2000 ETF 639,290
19,453,050 1/26/2026
Morgan Stanley & Co.
International plc 5.83% Russell 2000
®
Index 1,207,863
33,509,122 1,847,153
39,728,841 11/14/2024 Societe Generale 6.08% Russell 2000
®
Index (163,479)
44,073,179 11/7/2024 UBS AG 6.03% Russell 2000
®
Index (3,578,934)
351,872,085 17,608,224
Total Unrealized
Appreciation
21,350,637
Total Unrealized
Depreciation
(3,742,413)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks — 66.5%
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.* 5,107 $ 1,863,902
Boeing Co. (The)* 41,141 7,147,837
General Dynamics Corp. 16,127 4,827,779
General Electric Co. 77,984 13,617,566
Howmet Aerospace, Inc. 27,612 2,668,976
Huntington Ingalls Industries,
Inc. 2,707 765,458
L3Harris Technologies, Inc. 13,532 3,202,619
Lockheed Martin Corp. 15,244 8,660,116
Northrop Grumman Corp. 9,843 5,149,956
RTX Corp. 94,740 11,685,232
Textron, Inc. 13,620 1,242,144
TransDigm Group, Inc. 4,006 5,501,079
66,332,664
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 8,275 856,545
Expeditors International of
Washington, Inc. 10,016 1,236,075
FedEx Corp. 16,181 4,834,397
United Parcel Service, Inc.,
Class
a
B 51,946 6,677,658
13,604,675
Automobile Components — 0.0%(a)
Aptiv plc* 19,325 1,382,317
BorgWarner, Inc. 16,167 550,810
1,933,127
Automobiles — 1.0%
Ford Motor Co. 279,269 3,125,020
General Motors Co. 81,286 4,046,417
Tesla, Inc.* 197,626 42,313,703
49,485,140
Banks — 2.2%
Bank of America Corp. 484,631 19,748,713
Citigroup, Inc. 135,797 8,506,324
Citizens Financial Group, Inc. 32,418 1,395,595
Fifth Third Bancorp 48,701 2,079,046
Huntington Bancshares, Inc. 103,233 1,545,398
JPMorgan Chase & Co. 204,505 45,972,724
KeyCorp 67,206 1,146,535
M&T Bank Corp. 11,910 2,049,830
PNC Financial Services Group,
Inc. (The) 28,358 5,248,782
Regions Financial Corp. 65,190 1,526,750
Truist Financial Corp. 95,292 4,236,682
US Bancorp 111,205 5,252,212
Wells Fargo & Co. 248,370 14,522,194
113,230,785
Beverages — 0.9%
Brown-Forman Corp., Class
a
B 12,779 582,595
Coca-Cola Co. (The) 276,104 20,009,257
Constellation Brands, Inc.,
Class
a
A 11,408 2,746,020
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 74,417 $ 2,724,406
Molson Coors Beverage Co.,
Class
a
B 12,995 701,340
Monster Beverage Corp.* 50,527 2,381,337
PepsiCo, Inc. 97,979 16,938,610
46,083,565
Biotechnology — 1.3%
AbbVie, Inc. 125,746 24,685,197
Amgen, Inc. 38,120 12,725,600
Biogen, Inc.* 10,411 2,131,756
Gilead Sciences, Inc. 88,698 7,007,142
Incyte Corp.* 11,071 726,922
Moderna, Inc.* 23,752 1,838,405
Regeneron Pharmaceuticals,
Inc.* 7,490 8,873,328
Vertex Pharmaceuticals, Inc.* 18,411 9,129,831
67,118,181
Broadline Retail — 2.3%
Amazon.com, Inc.* 652,292 116,434,122
eBay, Inc. 36,014 2,128,427
Etsy, Inc.* 8,261 455,099
119,017,648
Building Products — 0.3%
A O Smith Corp. 8,586 718,820
Allegion plc 6,203 861,224
Builders FirstSource, Inc.* 8,700 1,513,800
Carrier Global Corp. 59,643 4,340,818
Johnson Controls International
plc 47,960 3,493,886
Masco Corp. 15,686 1,247,978
Trane Technologies plc 16,177 5,850,574
18,027,100
Capital Markets — 2.0%
Ameriprise Financial, Inc. 7,067 3,176,192
Bank of New York Mellon Corp.
(The) 53,193 3,628,826
BlackRock, Inc. 9,897 8,925,214
Blackstone, Inc. 50,842 7,237,867
Cboe Global Markets, Inc. 7,410 1,522,014
Charles Schwab Corp. (The) 106,340 6,922,734
CME Group, Inc. 25,598 5,522,513
FactSet Research Systems, Inc. 2,795 1,181,838
Franklin Resources, Inc. 21,371 432,549
Goldman Sachs Group, Inc.
(The) 22,812 11,639,823
Intercontinental Exchange, Inc. 40,837 6,597,217
Invesco Ltd. 31,987 546,658
KKR & Co., Inc. 47,440 5,871,649
MarketAxess Holdings, Inc. 2,775 672,632
Moody's Corp. 11,213 5,469,029
Morgan Stanley 89,149 9,236,728
MSCI, Inc., Class
a
A 5,688 3,302,396
Nasdaq, Inc. 29,481 2,124,990
Northern Trust Corp. 14,492 1,321,815
Raymond James Financial, Inc. 13,270 1,586,694
S&P Global, Inc. 22,785 11,694,173

AUGUST 31, 2024 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 21,476 $ 1,870,560
T. Rowe Price Group, Inc. 15,942 1,690,490
102,174,601
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 15,851 4,420,051
Albemarle Corp.(b) 8,316 750,519
Celanese Corp., Class
a
A 7,189 938,883
CF Industries Holdings, Inc. 12,955 1,076,431
Corteva, Inc. 49,648 2,844,830
Dow, Inc. 50,037 2,680,982
DuPont de Nemours, Inc. 29,753 2,506,690
Eastman Chemical Co. 8,327 852,435
Ecolab, Inc. 18,121 4,587,875
FMC Corp. 8,948 577,862
International Flavors &
Fragrances, Inc. 18,208 1,893,450
Linde plc 34,319 16,413,062
LyondellBasell Industries NV,
Class
a
A 18,355 1,811,639
Mosaic Co. (The) 22,898 654,196
PPG Industries, Inc. 16,796 2,178,945
Sherwin-Williams Co. (The) 16,632 6,143,362
50,331,212
Commercial Services & Supplies — 0.4%
Cintas Corp. 6,095 4,907,206
Copart, Inc.* 62,330 3,300,997
Republic Services, Inc., Class
a
A 14,500 3,019,045
Rollins, Inc. 20,051 1,006,159
Veralto Corp. 15,636 1,757,956
Waste Management, Inc. 26,000 5,513,040
19,504,403
Communications Equipment — 0.5%
Arista Networks, Inc.* 18,092 6,393,351
Cisco Systems, Inc. 288,424 14,576,949
F5, Inc.* 4,247 862,778
Juniper Networks, Inc. 23,202 902,094
Motorola Solutions, Inc. 11,904 5,262,044
27,997,216
Construction & Engineering — 0.1%
Quanta Services, Inc. 10,461 2,878,135
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 4,315 2,304,900
Vulcan Materials Co. 9,414 2,308,407
4,613,307
Consumer Finance — 0.4%
American Express Co. 40,508 10,477,394
Capital One Financial Corp. 27,152 3,989,443
Discover Financial Services 17,801 2,469,177
Synchrony Financial 28,634 1,439,145
18,375,159
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp. 31,619 $ 28,216,163
Dollar General Corp. 15,633 1,297,070
Dollar Tree, Inc.* 14,740 1,245,383
Kroger Co. (The) 47,629 2,534,339
Sysco Corp. 35,479 2,766,298
Target Corp. 32,934 5,059,321
Walgreens Boots Alliance, Inc. 50,968 471,454
Walmart, Inc. 304,285 23,499,930
65,089,958
Containers & Packaging — 0.2%
Amcor plc 102,882 1,176,970
Avery Dennison Corp. 5,808 1,288,505
Ball Corp. 22,113 1,411,031
International Paper Co. 24,785 1,200,090
Packaging Corp. of America 6,375 1,335,817
Smurfit WestRock plc 36,520 1,731,778
8,144,191
Distributors — 0.1%
Genuine Parts Co. 9,861 1,412,687
LKQ Corp. 19,031 791,499
Pool Corp. 2,791 981,372
3,185,558
Diversified Telecommunication Services — 0.4%
AT&T, Inc. 510,581 10,160,562
Verizon Communications, Inc. 299,758 12,523,889
22,684,451
Electric Utilities — 1.1%
Alliant Energy Corp. 18,276 1,064,943
American Electric Power Co.,
Inc. 37,505 3,761,001
Constellation Energy Corp. 22,387 4,403,523
Duke Energy Corp. 54,940 6,260,413
Edison International 27,383 2,383,143
Entergy Corp. 15,245 1,839,919
Evergy, Inc. 16,356 967,294
Eversource Energy 25,076 1,693,382
Exelon Corp. 71,302 2,715,893
FirstEnergy Corp. 36,882 1,619,857
NextEra Energy, Inc. 146,300 11,778,613
NRG Energy, Inc. 14,832 1,260,868
PG&E Corp. 152,265 2,999,621
Pinnacle West Capital Corp. 8,165 714,601
PPL Corp. 52,509 1,675,562
Southern Co. (The) 77,882 6,729,005
Xcel Energy, Inc. 39,626 2,426,300
54,293,938
Electrical Equipment — 0.5%
AMETEK, Inc. 16,490 2,820,614
Eaton Corp. plc 28,473 8,739,218
Emerson Electric Co. 40,722 4,291,692
GE Vernova, Inc.* 19,506 3,920,706
Generac Holdings, Inc.* 4,369 683,880

ULTRA S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 3,798 $ 1,518,896
Rockwell Automation, Inc. 8,180 2,225,205
24,200,211
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 85,502 5,767,110
CDW Corp. 9,608 2,167,949
Corning, Inc. 54,865 2,296,100
Jabil, Inc. 8,567 936,202
Keysight Technologies, Inc.* 12,397 1,910,626
TE Connectivity Ltd. 21,777 3,344,947
Teledyne Technologies, Inc.* 3,445 1,490,996
Trimble, Inc.* 17,412 987,086
Zebra Technologies Corp.,
Class
a
A* 3,580 1,236,461
20,137,477
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 71,118 2,501,220
Halliburton Co. 63,042 1,959,976
Schlumberger NV 101,840 4,479,941
8,941,137
Entertainment — 0.8%
Electronic Arts, Inc. 17,349 2,633,925
Live Nation Entertainment, Inc.* 10,124 988,811
Netflix, Inc.* 30,689 21,523,730
Take-Two Interactive Software,
Inc.* 11,347 1,834,923
Walt Disney Co. (The) 129,863 11,737,018
Warner Bros Discovery, Inc.* 158,760 1,244,679
39,963,086
Financial Services — 2.8%
Berkshire Hathaway, Inc.,
Class
a
B* 128,928 61,359,414
Corpay, Inc.* 5,093 1,607,096
Fidelity National Information
Services, Inc. 39,662 3,270,132
Fiserv, Inc.* 41,676 7,276,629
Global Payments, Inc. 18,197 2,020,049
Jack Henry & Associates, Inc. 5,123 886,433
Mastercard, Inc., Class
a
A 58,520 28,285,057
PayPal Holdings, Inc.* 74,439 5,391,617
Visa, Inc., Class
a
A 112,196 31,007,608
141,104,035
Food Products — 0.5%
Archer-Daniels-Midland Co. 35,180 2,145,628
Bunge Global SA 10,048 1,018,666
Campbell Soup Co. 13,982 695,185
Conagra Brands, Inc. 34,074 1,063,109
General Mills, Inc. 40,216 2,907,215
Hershey Co. (The) 10,565 2,039,679
Hormel Foods Corp. 20,695 673,622
J M Smucker Co. (The) 7,500 860,100
Kellanova 18,735 1,510,228
Kraft Heinz Co. (The) 56,287 1,994,249
Lamb Weston Holdings, Inc. 10,301 637,838
Investments
Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 17,906 $ 1,433,017
Mondelez International, Inc.,
Class
a
A 95,599 6,864,964
Tyson Foods, Inc., Class
a
A 20,375 1,310,316
25,153,816
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 10,698 1,398,657
Ground Transportation — 0.7%
CSX Corp. 139,220 4,771,069
JB Hunt Transport Services,
Inc. 5,877 1,017,896
Norfolk Southern Corp. 16,139 4,134,166
Old Dominion Freight Line, Inc. 12,724 2,453,187
Uber Technologies, Inc.* 148,811 10,882,549
Union Pacific Corp. 43,497 11,139,147
34,398,014
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories 123,920 14,036,418
Align Technology, Inc.* 5,068 1,202,231
Baxter International, Inc. 36,300 1,377,222
Becton Dickinson & Co. 20,579 4,988,555
Boston Scientific Corp.* 104,709 8,564,149
Cooper Cos., Inc. (The)* 14,163 1,497,454
Dexcom, Inc.* 28,339 1,965,026
Edwards Lifesciences Corp.* 42,842 2,997,226
GE HealthCare Technologies,
Inc. 30,288 2,569,028
Hologic, Inc.* 16,643 1,352,077
IDEXX Laboratories, Inc.* 5,934 2,856,212
Insulet Corp.* 5,072 1,028,450
Intuitive Surgical, Inc.* 25,255 12,441,371
Medtronic plc 94,586 8,378,428
ResMed, Inc. 10,507 2,574,425
Solventum Corp.* 9,905 635,010
STERIS plc 7,022 1,693,004
Stryker Corp. 24,113 8,690,808
Teleflex, Inc. 3,418 837,991
Zimmer Biomet Holdings, Inc. 14,588 1,684,331
81,369,416
Health Care Providers & Services — 1.7%
Cardinal Health, Inc. 17,351 1,955,805
Cencora, Inc. 11,795 2,825,728
Centene Corp.* 38,036 2,998,378
Cigna Group (The) 20,196 7,307,115
CVS Health Corp. 89,331 5,113,306
DaVita, Inc.* 3,608 544,519
Elevance Health, Inc. 16,576 9,231,009
HCA Healthcare, Inc. 13,726 5,429,868
Henry Schein, Inc.* 9,055 638,830
Humana, Inc. 8,559 3,033,909
Labcorp Holdings, Inc. 5,920 1,360,949
McKesson Corp. 9,208 5,166,425
Molina Healthcare, Inc.* 4,246 1,485,208
Quest Diagnostics, Inc. 7,920 1,243,202
UnitedHealth Group, Inc. 65,598 38,715,940

AUGUST 31, 2024 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (continued)
Universal Health Services, Inc.,
Class
a
B 4,323 $ 1,028,744
88,078,935
Health Care REITs — 0.2%
Alexandria Real Estate Equities,
Inc., REIT 11,246 1,344,684
Healthpeak Properties, Inc.,
REIT 50,070 1,115,560
Ventas, Inc., REIT 28,785 1,787,836
Welltower, Inc., REIT 42,602 5,141,210
9,389,290
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 50,182 888,221
Hotels, Restaurants & Leisure — 1.2%
Airbnb, Inc., Class
a
A* 31,442 3,688,461
Booking Holdings, Inc. 2,436 9,522,884
Caesars Entertainment, Inc.* 15,326 576,871
Carnival Corp.* 72,000 1,188,000
Chipotle Mexican Grill, Inc.,
Class
a
A* 97,968 5,494,046
Darden Restaurants, Inc. 8,460 1,337,949
Domino's Pizza, Inc. 2,521 1,044,223
Expedia Group, Inc.* 9,102 1,265,997
Hilton Worldwide Holdings, Inc. 17,753 3,899,269
Las Vegas Sands Corp. 26,005 1,013,935
Marriott International, Inc.,
Class
a
A 17,047 4,000,760
McDonald's Corp. 51,348 14,822,114
MGM Resorts International* 17,821 669,891
Norwegian Cruise Line Holdings
Ltd.* 30,531 546,200
Royal Caribbean Cruises Ltd.* 16,908 2,783,395
Starbucks Corp. 80,730 7,634,636
Wynn Resorts Ltd. 6,645 510,868
Yum! Brands, Inc. 20,122 2,714,860
62,714,359
Household Durables — 0.3%
DR Horton, Inc. 21,099 3,982,647
Garmin Ltd. 10,929 2,003,177
Lennar Corp., Class
a
A 17,470 3,180,588
Mohawk Industries, Inc.* 3,723 577,586
NVR, Inc.* 285 2,614,151
PulteGroup, Inc. 15,004 1,975,277
14,333,426
Household Products — 0.8%
Church & Dwight Co., Inc. 17,439 1,776,685
Clorox Co. (The) 8,914 1,411,175
Colgate-Palmolive Co. 58,471 6,227,161
Kimberly-Clark Corp. 24,051 3,479,218
Procter & Gamble Co. (The) 168,177 28,849,083
41,743,322
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) 50,650 867,634
Investments
Shares Value
Common Stocks (continued)
Vistra Corp. 23,190 $ 1,981,122
2,848,756
Industrial Conglomerates — 0.3%
3M Co. 39,417 5,309,076
Honeywell International, Inc. 46,347 9,636,005
14,945,081
Industrial REITs — 0.2%
Prologis, Inc., REIT 65,904 8,423,849
Insurance — 1.5%
Aflac, Inc. 36,804 4,061,689
Allstate Corp. (The) 18,780 3,548,293
American International Group,
Inc. 47,268 3,641,999
Aon plc, Class
a
A 15,434 5,304,975
Arch Capital Group Ltd.* 26,619 3,010,343
Arthur J Gallagher & Co. 15,550 4,549,464
Assurant, Inc. 3,629 712,554
Brown & Brown, Inc. 16,908 1,777,538
Chubb Ltd. 28,874 8,205,413
Cincinnati Financial Corp. 11,191 1,533,503
Everest Group Ltd. 3,087 1,210,845
Globe Life, Inc. 5,912 621,056
Hartford Financial Services
Group, Inc. (The) 21,041 2,442,860
Loews Corp. 12,976 1,063,253
Marsh & McLennan Cos., Inc. 35,026 7,968,765
MetLife, Inc. 42,550 3,296,774
Principal Financial Group, Inc. 15,280 1,244,098
Progressive Corp. (The) 41,722 10,522,288
Prudential Financial, Inc. 25,630 3,105,331
Travelers Cos., Inc. (The) 16,270 3,710,699
W R Berkley Corp. 21,621 1,290,774
Willis Towers Watson plc 7,349 2,146,716
74,969,230
Interactive Media & Services — 4.1%
Alphabet, Inc., Class
a
A 418,396 68,357,538
Alphabet, Inc., Class
a
C 348,043 57,465,380
Match Group, Inc.* 18,931 704,423
Meta Platforms, Inc., Class
a
A 156,111 81,382,225
207,909,566
IT Services — 0.8%
Accenture plc, Class
a
A 44,752 15,302,946
Akamai Technologies, Inc.* 10,807 1,100,585
Cognizant Technology Solutions
Corp., Class
a
A 35,406 2,753,525
EPAM Systems, Inc.* 4,190 841,184
Gartner, Inc.* 5,544 2,727,426
GoDaddy, Inc., Class
a
A* 9,988 1,672,091
International Business
Machines Corp. 65,434 13,226,175
VeriSign, Inc.* 6,132 1,127,675
38,751,607

ULTRA S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(a)
Hasbro, Inc. 9,291 $ 633,275
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. 20,806 2,973,594
Bio-Rad Laboratories, Inc.,
Class
a
A* 1,422 479,669
Bio-Techne Corp. 11,262 833,275
Charles River Laboratories
International, Inc.* 3,590 709,923
Danaher Corp. 46,929 12,638,449
IQVIA Holdings, Inc.* 13,029 3,277,445
Mettler-Toledo International,
Inc.* 1,509 2,171,572
Revvity, Inc. 8,824 1,081,293
Thermo Fisher Scientific, Inc. 27,119 16,680,083
Waters Corp.* 4,315 1,494,500
West Pharmaceutical Services,
Inc. 5,118 1,605,158
43,944,961
Machinery — 1.1%
Caterpillar, Inc. 34,843 12,407,592
Cummins, Inc. 9,796 3,064,679
Deere & Co. 18,486 7,130,790
Dover Corp. 9,839 1,830,349
Fortive Corp. 25,056 1,864,166
IDEX Corp. 5,352 1,105,081
Illinois Tool Works, Inc. 19,277 4,880,551
Ingersoll Rand, Inc. 28,804 2,634,126
Nordson Corp. 3,858 989,808
Otis Worldwide Corp. 28,745 2,721,864
PACCAR, Inc. 37,387 3,595,882
Parker-Hannifin Corp. 9,099 5,461,220
Pentair plc 11,836 1,049,735
Snap-on, Inc. 3,695 1,048,419
Stanley Black & Decker, Inc. 10,950 1,120,842
Westinghouse Air Brake
Technologies Corp. 12,564 2,130,477
Xylem, Inc. 17,271 2,375,281
55,410,862
Media — 0.4%
Charter Communications, Inc.,
Class
a
A* 6,941 2,412,275
Comcast Corp., Class
a
A 278,778 11,031,245
Fox Corp., Class
a
A 16,461 680,992
Fox Corp., Class
a
B 9,382 360,550
Interpublic Group of Cos., Inc.
(The) 26,886 876,753
News Corp., Class
a
A 27,034 765,873
News Corp., Class
a
B 8,215 241,767
Omnicom Group, Inc. 13,922 1,398,187
Paramount Global, Class
a
B 35,194 368,481
18,136,123
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 102,293 4,529,534
Newmont Corp. 82,156 4,386,309
Investments
Shares Value
Common Stocks (continued)
Nucor Corp. 17,033 $ 2,587,483
Steel Dynamics, Inc. 10,573 1,263,579
12,766,905
Multi-Utilities — 0.4%
Ameren Corp. 19,020 1,569,340
CenterPoint Energy, Inc. 45,537 1,243,160
CMS Energy Corp. 21,262 1,442,839
Consolidated Edison, Inc. 24,648 2,503,251
Dominion Energy, Inc. 59,668 3,335,441
DTE Energy Co. 14,715 1,839,669
NiSource, Inc. 31,876 1,053,821
Public Service Enterprise
Group, Inc. 35,488 2,865,656
Sempra 45,130 3,708,784
WEC Energy Group, Inc. 22,437 2,087,314
21,649,275
Office REITs — 0.0%(a)
BXP, Inc., REIT 10,308 775,368
Oil, Gas & Consumable Fuels — 2.2%
APA Corp. 25,598 729,287
Chevron Corp. 122,094 18,063,807
ConocoPhillips 83,272 9,475,521
Coterra Energy, Inc. 53,054 1,290,804
Devon Energy Corp. 45,055 2,017,563
Diamondback Energy, Inc. 12,738 2,485,311
EOG Resources, Inc. 40,939 5,273,762
EQT Corp. 42,504 1,424,309
Exxon Mobil Corp. 319,420 37,672,395
Hess Corp. 19,674 2,716,192
Kinder Morgan, Inc. 137,487 2,965,594
Marathon Oil Corp. 40,183 1,151,243
Marathon Petroleum Corp. 25,083 4,442,701
Occidental Petroleum Corp. 47,968 2,733,217
ONEOK, Inc. 41,522 3,834,972
Phillips 66 30,238 4,242,694
Targa Resources Corp. 15,822 2,324,252
Valero Energy Corp. 23,238 3,409,712
Williams Cos., Inc. (The) 86,815 3,973,522
110,226,858
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 46,787 496,878
Delta Air Lines, Inc. 46,024 1,955,560
Southwest Airlines Co. 42,653 1,233,524
United Airlines Holdings, Inc.* 23,398 1,030,448
4,716,410
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 16,610 1,522,472
Kenvue, Inc. 136,384 2,993,629
4,516,101
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. 144,425 7,214,029
Catalent, Inc.* 12,919 787,542

AUGUST 31, 2024 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (continued)
Eli Lilly & Co. 56,893 $ 54,618,418
Johnson & Johnson 171,338 28,418,120
Merck & Co., Inc. 180,415 21,370,157
Pfizer, Inc. 403,522 11,706,173
Viatris, Inc. 84,760 1,023,901
Zoetis, Inc., Class
a
A 32,528 5,968,563
131,106,903
Professional Services — 0.4%
Automatic Data Processing, Inc. 29,157 8,044,708
Broadridge Financial Solutions,
Inc. 8,353 1,778,020
Dayforce, Inc.*(b) 11,291 645,506
Equifax, Inc. 8,842 2,715,643
Jacobs Solutions, Inc. 8,982 1,355,204
Leidos Holdings, Inc. 9,684 1,535,011
Paychex, Inc. 22,804 2,991,885
Paycom Software, Inc. 3,506 570,707
Verisk Analytics, Inc., Class
a
A 10,147 2,768,304
22,404,988
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 21,509 2,476,546
CoStar Group, Inc.* 29,094 2,248,966
4,725,512
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 10,086 2,276,713
Camden Property Trust, REIT 7,532 943,006
Equity Residential, REIT 24,576 1,840,251
Essex Property Trust, Inc., REIT 4,524 1,365,298
Invitation Homes, Inc., REIT 41,022 1,511,250
Mid-America Apartment
Communities, Inc., REIT 8,251 1,339,715
UDR, Inc., REIT 21,633 962,885
10,239,118
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 5,258 604,670
Kimco Realty Corp., REIT 47,598 1,107,130
Realty Income Corp., REIT 61,984 3,849,826
Regency Centers Corp., REIT 11,696 850,182
Simon Property Group, Inc.,
REIT 23,289 3,897,414
10,309,222
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.* 115,159 17,107,948
Analog Devices, Inc. 35,309 8,291,965
Applied Materials, Inc. 59,188 11,675,425
Broadcom, Inc. 310,317 50,525,814
Enphase Energy, Inc.* 9,753 1,180,503
First Solar, Inc.* 7,556 1,718,008
Intel Corp. 303,214 6,682,836
KLA Corp. 9,630 7,891,111
Lam Research Corp. 9,279 7,618,152
Microchip Technology, Inc. 38,469 3,160,613
Micron Technology, Inc. 78,882 7,591,604
Investments
Shares Value
Common Stocks (continued)
Monolithic Power Systems, Inc. 3,563 $ 3,330,265
NVIDIA Corp. 1,752,117 209,150,206
NXP Semiconductors NV 18,238 4,675,494
ON Semiconductor Corp.* 30,636 2,385,625
Qorvo, Inc.* 6,818 790,138
QUALCOMM, Inc. 79,640 13,960,892
Skyworks Solutions, Inc. 11,357 1,244,614
Teradyne, Inc. 11,149 1,524,403
Texas Instruments, Inc. 64,911 13,913,024
374,418,640
Software — 6.7%
Adobe, Inc.* 31,849 18,294,384
ANSYS, Inc.* 6,190 1,989,590
Autodesk, Inc.* 15,262 3,943,701
Cadence Design Systems, Inc.* 19,327 5,197,610
Crowdstrike Holdings, Inc.,
Class
a
A* 16,416 4,551,828
Fair Isaac Corp.* 1,814 3,138,710
Fortinet, Inc.* 45,219 3,468,749
Gen Digital, Inc. 39,215 1,037,629
Intuit, Inc. 19,976 12,590,074
Microsoft Corp. 529,361 220,817,648
Oracle Corp. 113,567 16,045,881
Palo Alto Networks, Inc.* 23,015 8,348,001
PTC, Inc.* 8,495 1,521,370
Roper Technologies, Inc. 7,557 4,189,676
Salesforce, Inc. 69,154 17,489,047
ServiceNow, Inc.* 14,527 12,420,585
Synopsys, Inc.* 10,830 5,627,051
Tyler Technologies, Inc.* 2,995 1,760,671
342,432,205
Specialized REITs — 0.7%
American Tower Corp., REIT 33,283 7,457,389
Crown Castle, Inc., REIT 30,980 3,470,380
Digital Realty Trust, Inc., REIT 23,160 3,511,288
Equinix, Inc., REIT 6,692 5,583,537
Extra Space Storage, Inc., REIT 15,106 2,673,762
Iron Mountain, Inc., REIT 20,806 2,356,487
Public Storage, REIT 11,289 3,880,255
SBA Communications Corp.,
Class
a
A, REIT 7,592 1,720,803
VICI Properties, Inc., Class
a
A,
REIT 74,345 2,489,071
Weyerhaeuser Co., REIT 51,911 1,582,766
34,725,738
Specialty Retail — 1.2%
AutoZone, Inc.* 1,125 3,579,165
Bath & Body Works, Inc. 15,949 490,591
Best Buy Co., Inc. 13,754 1,380,902
CarMax, Inc.* 11,245 950,765
Home Depot, Inc. (The) 70,534 25,991,779
Lowe's Cos., Inc. 40,731 10,121,654
O'Reilly Automotive, Inc.* 4,272 4,827,232
Ross Stores, Inc. 23,907 3,600,633
TJX Cos., Inc. (The) 80,711 9,464,979
Tractor Supply Co. 7,626 2,040,336

ULTRA S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Investments
Shares Value
Common Stocks (continued)
Ulta Beauty, Inc.* 3,493 $ 1,232,470
63,680,506
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc. 1,026,589 235,088,881
Hewlett Packard Enterprise Co. 92,526 1,792,229
HP, Inc. 61,465 2,223,804
NetApp, Inc. 14,661 1,769,876
Seagate Technology Holdings
plc 13,870 1,380,758
Super Micro Computer, Inc.* 3,505 1,534,138
Western Digital Corp.* 23,203 1,521,885
245,311,571
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 1,902 1,824,570
Lululemon Athletica, Inc.* 8,209 2,129,989
NIKE, Inc., Class
a
B 86,219 7,183,767
Ralph Lauren Corp., Class
a
A 2,693 461,203
Tapestry, Inc. 16,342 669,532
12,269,061
Tobacco — 0.4%
Altria Group, Inc. 122,367 6,579,674
Philip Morris International, Inc. 110,655 13,642,655
20,222,329
Trading Companies & Distributors — 0.2%
Fastenal Co. 40,744 2,782,000
United Rentals, Inc. 4,757 3,526,174
WW Grainger, Inc. 3,110 3,063,101
9,371,275
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 13,829 1,979,207
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 36,675 7,288,056
Total Common Stocks
(Cost $3,448,616,797)
3,379,026,974
Securities Lending Reinvestments (c) — 0.0% (a)
Investment Companies — 0.0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $684,371) 684,371 684,371
Principal
Amount
Short-Term Investments — 14.2%
Repurchase Agreements (e) — 3.4%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $172,645,420
(Cost $172,544,085) $ 172,544,085
172,544,085
Investments
Principal
Amount Value
U.S. Treasury Obligations (f) — 10.8%
U.S. Treasury Bills
5.23%, 9/5/2024 (g) $ 100,000,000 $ 99,971,028
5.21%, 9/19/2024 (g) 150,000,000 149,651,667
5.29%, 11/7/2024 (g) 150,000,000 148,641,432
5.00%, 11/26/2024 (g) 50,000,000 49,421,115
5.26%, 12/19/2024 (g) 100,000,000 98,558,472
Total U.S. Treasury Obligations
(Cost $545,980,754) 546,243,714
Total Short-Term Investments
(Cost $718,524,839) 718,787,799
Total Investments — 80.7%
(Cost $4,167,826,007) 4,098,499,144
Other assets less liabilities — 19.3% 981,792,130
Net Assets — 100.0% $ 5,080,291,274
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $660,575, collateralized in the form of cash with a value of $684,371 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $684,371.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $497,696,252.
(g) The rate shown was the current yield as of August 31, 2024.
Abbreviations
REIT Real Estate Investment Trust

AUGUST 31, 2024 (Unaudited) :: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSO
::
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 2,067 9/20/2024 U.S. Dollar $ 585,064,350 $ 17,857,216
Swap Agreements
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
605,683,580 3/6/2025 Bank of America NA 6.03% S&P 500
®
113,536,234
503,436,244 3/6/2026 Barclays Capital 6.13% S&P 500
®
30,546,178
726,395,537 2/11/2025 BNP Paribas SA 5.93% S&P 500
®
181,188,484
602,424,454 3/6/2025 Citibank NA 6.08% S&P 500
®
106,031,891
446,873,166 11/6/2025 Goldman Sachs International 6.08% S&P 500
®
56,656,633
1,783,477,136 12/6/2025 Goldman Sachs International 5.99% SPDR
®
S&P 500
®
ETF Trust 149,338,235
2,230,350,302 205,994,868
277,539,782 4/7/2025 J.P. Morgan Securities 5.83% S&P 500
®
33,291,268
334,261,015 3/6/2025
Morgan Stanley & Co.
International plc 6.18% S&P 500
®
72,660,225
327,754,059 11/6/2025 Societe Generale 6.23% S&P 500
®
120,290,110
588,817,458 11/7/2024 UBS AG 6.13% S&P 500
®
92,608,929
6,196,662,431 956,148,187
Total Unrealized
Appreciation
956,148,187
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRA SEMICONDUCTORS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Investments
Shares Value
Common Stocks — 57 .2%
Semiconductors & Semiconductor Equipment — 57.2%
Advanced Micro Devices, Inc.* 194,741 $ 28,930,723
Allegro MicroSystems, Inc.* 11,558 283,518
Amkor Technology, Inc. 12,472 410,329
Analog Devices, Inc. 59,736 14,028,402
Applied Materials, Inc. 100,106 19,746,910
Axcelis Technologies, Inc.* 3,909 427,371
Broadcom, Inc. 524,806 85,448,913
Cirrus Logic, Inc.* 6,507 948,005
Enphase Energy, Inc.* 16,391 1,983,967
Entegris, Inc. 18,170 2,105,358
GLOBALFOUNDRIES, Inc.* 10,049 469,087
Intel Corp. 512,852 11,303,258
KLA Corp. 16,227 13,296,891
Lam Research Corp. 15,750 12,930,907
Lattice Semiconductor Corp.* 16,561 784,329
Marvell Technology, Inc. 104,287 7,950,841
Microchip Technology, Inc. 65,095 5,348,205
Micron Technology, Inc. 133,395 12,837,935
MKS Instruments, Inc. 7,624 909,009
Monolithic Power Systems, Inc. 5,875 5,491,245
NVIDIA Corp. 2,963,516 353,754,905
NXP Semiconductors NV 30,812 7,898,964
ON Semiconductor Corp.* 51,816 4,034,912
Power Integrations, Inc. 6,830 458,293
Qorvo, Inc.* 11,627 1,347,453
QUALCOMM, Inc. 134,680 23,609,404
Rambus, Inc.* 12,977 580,331
Silicon Laboratories, Inc.* 3,835 453,949
Skyworks Solutions, Inc. 19,338 2,119,251
SolarEdge Technologies, Inc.* 6,890 167,634
Teradyne, Inc. 18,814 2,572,438
Texas Instruments, Inc. 109,726 23,518,671
Universal Display Corp. 5,265 1,019,936
Wolfspeed, Inc.* 15,159 147,800
Total Common Stocks
(Cost $493,829,589)
647,319,144
Principal
Amount
Short-Term Investments — 19 .5%
Repurchase Agreements (a) — 7 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $80,417,120
(Cost $80,369,917) $ 80,369,917
80,369,917
U.S. Treasury Obligations (b) — 12 .4%
U.S. Treasury Bills
5.28%, 10/24/2024 (c) 10,000,000 9,927,656
5.23%, 11/12/2024 (c) 7,000,000 6,932,149
Investments
Principal
Amount Value
U.S. Treasury Obligations (b) (continued)
U.S. Treasury Bills (continued)
5.00%, 11/26/2024 (c) $ 125,000,000 $ 123,552,786
Total U.S. Treasury Obligations
(Cost $140,381,036) 140,412,591
Total Short-Term Investments
(Cost $220,750,953) 220,782,508
Total Investments — 76.7%
(Cost $714,580,542) 868,101,652
Other assets less liabilities — 23.3% 263,058,329
Net Assets — 100.0% $ 1,131,159,981
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $63,560,635.
(c) The rate shown was the current yield as of August 31, 2024.

AUGUST 31, 2024 (Unaudited) :: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

USD
::
Swap Agreements
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
176,338,556 5/6/2025 Bank of America NA 5.93%
Dow Jones U.S.
Semiconductors
SM
Index
c
63,520,507
174,990,792 3/6/2026 Barclays Capital 6.13%
Dow Jones U.S.
Semiconductors
SM
Index
c
6,380,273
180,054,015 11/6/2025 BNP Paribas SA 5.83%
Dow Jones U.S.
Semiconductors
SM
Index
c
40,518,022
115,434,184 3/6/2026 Goldman Sachs International 6.08%
Dow Jones U.S.
Semiconductors
SM
Index
c
743,112
349,107,359 4/7/2025 J.P. Morgan Securities 5.78%
Dow Jones U.S.
Semiconductors
SM
Index
c
22,202,646
387,081,527 1/26/2026
Morgan Stanley & Co.
International plc 6.18%
Dow Jones U.S.
Semiconductors
SM
Index
c
(20,088,321)
96,437,994 3/6/2025 Societe Generale 6.38%
Dow Jones U.S.
Semiconductors
SM
Index
c
32,751,553
128,656,844 5/6/2025 UBS AG 6.13%
Dow Jones U.S.
Semiconductors
SM
Index
c
138,044,366
1,608,101,271 284,072,158
Total Unrealized
Appreciation
304,160,479
Total Unrealized
Depreciation
(20,088,321)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA SMALLCAP600 :: AUGUST 31, 2024 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks — 69 .1%
Aerospace & Defense — 0.9%
AAR Corp.* 674 $ 44,336
AeroVironment, Inc.* 569 115,940
Mercury Systems, Inc.* 1,064 40,326
Moog, Inc., Class
a
A 586 115,676
National Presto Industries, Inc. 107 8,377
Triumph Group, Inc.* 1,566 21,814
346,469
Air Freight & Logistics — 0.2%
Forward Air Corp. 645 20,492
Hub Group, Inc., Class
a
A 1,260 59,384
79,876
Automobile Components — 1.0%
American Axle & Manufacturing
Holdings, Inc.* 2,397 15,413
Dana, Inc. 2,630 29,693
Dorman Products, Inc.* 568 64,422
Fox Factory Holding Corp.* 850 34,408
Gentherm, Inc.* 646 32,649
LCI Industries 519 61,159
Patrick Industries, Inc. 430 55,565
Phinia, Inc. 932 44,699
Standard Motor Products, Inc. 382 12,342
XPEL, Inc.*(a) 435 18,831
369,181
Automobiles — 0.1%
Winnebago Industries, Inc. 596 35,557
Banks — 6.9%
Ameris Bancorp 1,320 81,352
Atlantic Union Bankshares
Corp. 1,830 72,614
Axos Financial, Inc.* 1,034 71,791
Banc of California, Inc. 2,830 40,243
BancFirst Corp. 296 31,494
Bancorp, Inc. (The)* 1,057 55,387
Bank of Hawaii Corp. 809 53,693
BankUnited, Inc. 1,524 58,567
Banner Corp. 702 41,818
Berkshire Hills Bancorp, Inc. 866 23,850
Brookline Bancorp, Inc. 1,812 18,537
Capitol Federal Financial, Inc. 2,516 15,121
Cathay General Bancorp 1,484 65,281
Central Pacific Financial Corp. 553 15,213
City Holding Co. 301 35,741
Comerica, Inc. 2,703 154,368
Community Financial System,
Inc. 1,076 65,808
Customers Bancorp, Inc.* 580 30,056
CVB Financial Corp. 2,705 49,826
Dime Community Bancshares,
Inc. 715 18,597
Eagle Bancorp, Inc. 616 13,410
FB Financial Corp. 719 34,670
First Bancorp 840 35,683
First Bancorp 3,373 72,115
Investments
Shares Value
Common Stocks (continued)
First Commonwealth Financial
Corp. 2,079 $ 35,800
First Financial Bancorp 1,947 51,537
First Hawaiian, Inc. 2,607 63,428
Fulton Financial Corp. 3,705 71,692
Hanmi Financial Corp. 616 12,203
Heritage Financial Corp. 707 16,148
Hilltop Holdings, Inc. 946 31,076
Hope Bancorp, Inc. 2,460 31,463
Independent Bank Corp. 865 54,763
Independent Bank Group, Inc. 735 42,792
Lakeland Financial Corp. 520 35,438
National Bank Holdings Corp.,
Class
a
A 770 33,734
NBT Bancorp, Inc. 961 47,051
Northwest Bancshares, Inc. 2,594 35,927
OFG Bancorp 960 44,150
Pacific Premier Bancorp, Inc. 1,967 50,552
Park National Corp. 293 51,506
Pathward Financial, Inc. 515 35,442
Preferred Bank 253 20,961
Provident Financial Services,
Inc. 2,662 50,764
Renasant Corp. 1,276 44,660
S&T Bancorp, Inc. 779 33,474
Seacoast Banking Corp. of
Florida 1,716 46,950
ServisFirst Bancshares, Inc. 1,000 81,060
Simmons First National Corp.,
Class
a
A 2,559 54,814
Southside Bancshares, Inc. 586 20,059
Stellar Bancorp, Inc. 961 26,206
Tompkins Financial Corp. 255 15,642
Triumph Financial, Inc.* 441 37,035
TrustCo Bank Corp. 387 13,483
Trustmark Corp. 1,249 41,604
United Community Banks, Inc. 2,429 74,012
Veritex Holdings, Inc. 1,112 28,011
WaFd, Inc. 1,377 50,495
Westamerica Bancorp 545 28,226
WSFS Financial Corp. 1,225 67,057
2,634,450
Beverages — 0.1%
MGP Ingredients, Inc. 319 28,579
National Beverage Corp. 476 21,496
50,075
Biotechnology — 1.3%
Alkermes plc* 3,450 98,153
Arcus Biosciences, Inc.* 1,113 19,055
Catalyst Pharmaceuticals, Inc.* 2,287 46,312
Dynavax Technologies Corp.* 2,670 29,957
Ironwood Pharmaceuticals,
Inc., Class
a
A* 2,852 14,431
Krystal Biotech, Inc.* 507 98,926
Myriad Genetics, Inc.* 1,846 52,297
Protagonist Therapeutics, Inc.* 1,195 51,254
REGENXBIO, Inc.* 924 11,291
Vericel Corp.* 990 51,134

AUGUST 31, 2024 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Vir Biotechnology, Inc.* 1,775 $ 14,661
Xencor, Inc.* 1,258 22,002
509,473
Broadline Retail — 0.1%
Kohl's Corp. 2,262 43,860
Building Products — 1.3%
American Woodmark Corp.* 324 29,034
Apogee Enterprises, Inc. 453 30,251
Armstrong World Industries, Inc. 892 113,070
AZZ, Inc. 605 50,318
Gibraltar Industries, Inc.* 622 43,335
Griffon Corp. 757 50,106
Hayward Holdings, Inc.* 2,584 38,346
Insteel Industries, Inc. 397 13,657
Masterbrand, Inc.* 2,589 41,528
Quanex Building Products
Corp. 904 24,977
Resideo Technologies, Inc.* 2,978 60,036
494,658
Capital Markets — 1.8%
Artisan Partners Asset
Management, Inc., Class
a
A 1,425 59,266
B Riley Financial, Inc.(b) 334 1,642
BGC Group, Inc., Class
a
A 7,826 77,321
Brightsphere Investment Group,
Inc. 600 14,634
Cohen & Steers, Inc. 537 47,986
Donnelley Financial Solutions,
Inc.* 508 33,863
Moelis & Co., Class
a
A 1,435 95,844
Piper Sandler Cos. 318 86,719
PJT Partners, Inc., Class
a
A 451 55,698
StepStone Group, Inc., Class
a
A 1,060 57,982
StoneX Group, Inc.* 556 46,070
Virtu Financial, Inc., Class
a
A 1,804 55,401
Virtus Investment Partners, Inc. 138 29,209
WisdomTree, Inc. 2,275 23,068
684,703
Chemicals — 1.6%
AdvanSix, Inc. 548 16,199
Balchem Corp. 661 117,017
Hawkins, Inc. 387 49,021
HB Fuller Co. 1,111 95,168
Ingevity Corp.* 688 27,196
Innospec, Inc. 508 58,552
Koppers Holdings, Inc. 433 17,138
Mativ Holdings, Inc. 1,107 20,989
Minerals Technologies, Inc. 657 50,655
Quaker Chemical Corp. 282 47,734
Sensient Technologies Corp. 863 67,176
Stepan Co. 436 33,847
600,692
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. 1,290 73,723
Brady Corp., Class
a
A 913 67,598
Investments
Shares Value
Common Stocks (continued)
CoreCivic, Inc.* 2,269 $ 31,267
Deluxe Corp. 898 18,490
Enviri Corp.* 1,633 19,514
GEO Group, Inc. (The)* 2,718 37,699
Healthcare Services Group,
Inc.* 1,501 16,346
HNI Corp. 964 51,911
Interface, Inc., Class
a
A 1,187 22,411
Liquidity Services, Inc.* 455 9,905
Matthews International Corp.,
Class
a
A 627 15,882
MillerKnoll, Inc. 1,462 43,056
OPENLANE, Inc.* 2,207 38,247
Pitney Bowes, Inc. 3,174 22,440
UniFirst Corp. 307 58,235
Vestis Corp. 2,679 37,694
Viad Corp.* 431 14,831
579,249
Communications Equipment — 0.6%
Calix, Inc.* 1,188 44,241
Digi International, Inc.* 743 21,889
Extreme Networks, Inc.* 2,650 41,737
Harmonic, Inc.* 2,375 34,319
NetScout Systems, Inc.* 1,457 31,296
Viasat, Inc.* 1,533 24,068
Viavi Solutions, Inc.* 4,552 39,193
236,743
Construction & Engineering — 0.8%
Arcosa, Inc. 987 90,301
Dycom Industries, Inc.* 593 104,344
Granite Construction, Inc. 900 67,644
MYR Group, Inc.* 343 34,574
296,863
Consumer Finance — 0.7%
Bread Financial Holdings, Inc. 1,011 58,810
Encore Capital Group, Inc.* 482 24,139
Enova International, Inc.* 554 47,494
EZCORP, Inc., Class
a
A* 1,061 12,965
Green Dot Corp., Class
a
A* 934 10,433
Navient Corp. 1,642 27,799
PRA Group, Inc.* 802 18,703
PROG Holdings, Inc. 879 41,102
World Acceptance Corp.* 67 7,896
249,341
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) 649 33,079
Chefs' Warehouse, Inc. (The)* 722 30,923
Grocery Outlet Holding Corp.* 2,036 38,562
PriceSmart, Inc. 513 45,955
SpartanNash Co. 702 15,507
United Natural Foods, Inc.* 1,212 18,338
182,364
Containers & Packaging — 0.4%
Myers Industries, Inc. 758 11,590

ULTRA SMALLCAP600 :: AUGUST 31, 2024 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
O-I Glass, Inc.* 3,176 $ 40,303
Sealed Air Corp. 2,970 103,802
155,695
Diversified Consumer Services — 0.7%
Adtalem Global Education, Inc.* 766 57,994
Frontdoor, Inc.* 1,586 76,255
Mister Car Wash, Inc.* 1,889 12,297
Perdoceo Education Corp. 1,338 30,025
Strategic Education, Inc. 448 43,232
Stride, Inc.* 815 67,107
286,910
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 1,480 29,289
American Assets Trust, Inc.,
REIT 993 27,059
Armada Hoffler Properties, Inc.,
REIT 1,367 16,828
Essential Properties Realty
Trust, Inc., REIT 3,575 114,079
Global Net Lease, Inc., REIT 3,984 34,342
221,597
Diversified Telecommunication Services — 0.5%
Cogent Communications
Holdings, Inc. 860 60,183
Consolidated Communications
Holdings, Inc.* 1,546 7,065
Lumen Technologies, Inc.* 20,694 108,643
Shenandoah
Telecommunications Co. 1,023 15,468
191,359
Electric Utilities — 0.4%
MGE Energy, Inc. 738 63,988
Otter Tail Corp. 854 72,206
136,194
Electrical Equipment — 0.4%
Powell Industries, Inc. 188 31,479
Sunrun, Inc.* 4,519 92,730
Vicor Corp.* 461 17,748
141,957
Electronic Equipment, Instruments & Components — 2.9%
Advanced Energy Industries,
Inc. 763 80,947
Arlo Technologies, Inc.* 1,989 23,351
Badger Meter, Inc. 599 123,957
Benchmark Electronics, Inc. 736 31,287
CTS Corp. 624 30,732
ePlus, Inc.* 544 52,202
Fabrinet* 738 179,814
Insight Enterprises, Inc.* 563 122,210
Itron, Inc.* 936 95,678
Knowles Corp.* 1,830 33,764
OSI Systems, Inc.* 320 47,958
PC Connection, Inc. 232 16,955
Plexus Corp.* 558 71,485
Investments
Shares Value
Common Stocks (continued)
Rogers Corp.* 343 $ 36,790
Sanmina Corp.* 1,131 78,469
ScanSource, Inc.* 504 25,674
TTM Technologies, Inc.* 2,074 40,339
1,091,612
Energy Equipment & Services — 1.5%
Archrock, Inc. 3,035 61,398
Bristow Group, Inc., Class
a
A* 492 19,586
Cactus, Inc., Class
a
A 1,340 79,757
Core Laboratories, Inc. 957 18,719
Dril-Quip, Inc.* 702 11,450
Helix Energy Solutions Group,
Inc.* 2,922 32,785
Helmerich & Payne, Inc. 2,012 65,652
Liberty Energy, Inc., Class
a
A 3,091 63,644
Nabors Industries Ltd.* 182 13,717
Oceaneering International, Inc.* 2,068 55,815
Patterson-UTI Energy, Inc. 6,308 58,097
ProPetro Holding Corp.* 1,680 13,339
RPC, Inc. 1,722 11,055
Tidewater, Inc.* 989 87,724
592,738
Entertainment — 0.3%
Cinemark Holdings, Inc.* 2,175 59,552
Madison Square Garden Sports
Corp.* 341 71,286
130,838
Financial Services — 1.8%
EVERTEC, Inc. 1,313 44,970
HA Sustainable Infrastructure
Capital, Inc. 2,318 75,057
Jackson Financial, Inc., Class
a
A 1,384 124,518
Mr Cooper Group, Inc.* 1,320 123,829
NCR Atleos Corp.* 1,396 39,940
NMI Holdings, Inc., Class
a
A* 1,637 67,232
Payoneer Global, Inc.* 5,396 40,092
Radian Group, Inc. 3,071 111,017
Walker & Dunlop, Inc. 687 73,550
700,205
Food Products — 0.8%
B&G Foods, Inc. 1,611 13,645
Calavo Growers, Inc. 362 8,333
Cal-Maine Foods, Inc. 830 59,793
Fresh Del Monte Produce, Inc. 683 19,971
Hain Celestial Group, Inc. (The)* 1,832 14,656
J & J Snack Foods Corp. 317 53,950
John B Sanfilippo & Son, Inc. 183 17,361
Simply Good Foods Co. (The)* 1,856 58,631
Tootsie Roll Industries, Inc. 360 10,699
TreeHouse Foods, Inc.* 975 40,063
WK Kellogg Co. 1,349 23,163
320,265
Gas Utilities — 0.2%
Chesapeake Utilities Corp. 455 53,881

AUGUST 31, 2024 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Northwest Natural Holding Co. 774 $ 31,130
85,011
Ground Transportation — 0.6%
ArcBest Corp. 477 50,705
Heartland Express, Inc. 935 11,575
Hertz Global Holdings, Inc.*(b) 2,680 8,147
Marten Transport Ltd. 1,178 20,556
RXO, Inc.* 2,396 68,190
Schneider National, Inc.,
Class
a
B 756 20,495
Werner Enterprises, Inc. 1,292 47,753
227,421
Health Care Equipment & Supplies — 2.3%
Artivion, Inc.* 808 21,929
Avanos Medical, Inc.* 937 22,694
CONMED Corp. 629 46,055
Embecta Corp. 1,176 19,216
Glaukos Corp.* 1,027 137,505
ICU Medical, Inc.* 418 69,108
Inari Medical, Inc.* 1,056 45,651
Integer Holdings Corp.* 682 88,708
Integra LifeSciences Holdings
Corp.* 1,397 28,415
LeMaitre Vascular, Inc. 407 36,748
Merit Medical Systems, Inc.* 1,184 114,469
Omnicell, Inc.* 937 41,678
QuidelOrtho Corp.* 1,010 42,673
STAAR Surgical Co.* 1,001 33,123
Tandem Diabetes Care, Inc.* 1,317 57,289
UFP Technologies, Inc.* 145 49,478
Varex Imaging Corp.* 835 10,421
865,160
Health Care Providers & Services — 2.2%
AdaptHealth Corp., Class
a
A* 1,592 17,496
Addus HomeCare Corp.* 359 47,751
AMN Healthcare Services, Inc.* 774 41,045
Astrana Health, Inc.* 862 41,195
CorVel Corp.* 184 59,014
Cross Country Healthcare, Inc.* 666 9,937
Enhabit, Inc.* 1,023 8,634
Ensign Group, Inc. (The) 1,152 174,367
Fulgent Genetics, Inc.* 415 9,362
National HealthCare Corp. 275 37,711
NeoGenomics, Inc.* 2,604 43,018
Owens & Minor, Inc.* 1,494 23,217
Patterson Cos., Inc. 1,626 36,569
Pediatrix Medical Group, Inc.* 1,688 18,332
Premier, Inc., Class
a
A 2,137 43,531
Privia Health Group, Inc.* 2,116 42,616
RadNet, Inc.* 1,357 89,955
Select Medical Holdings Corp. 2,173 78,380
US Physical Therapy, Inc. 307 26,279
848,409
Health Care REITs — 0.5%
CareTrust REIT, Inc., REIT 2,896 86,533
Investments
Shares Value
Common Stocks (continued)
Community Healthcare Trust,
Inc., REIT 499 $ 9,346
LTC Properties, Inc., REIT 886 32,543
Medical Properties Trust, Inc.,
REIT(b) 12,240 55,080
Universal Health Realty Income
Trust, REIT 258 11,584
195,086
Health Care Technology — 0.2%
Certara, Inc.* 2,197 26,913
HealthStream, Inc. 489 14,200
Schrodinger, Inc.* 1,127 23,701
Simulations Plus, Inc. 327 11,854
76,668
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.,
REIT 4,594 66,337
DiamondRock Hospitality Co.,
REIT 4,283 37,648
Pebblebrook Hotel Trust, REIT 2,457 32,678
Service Properties Trust, REIT 3,380 15,852
Summit Hotel Properties, Inc.,
REIT 2,205 14,972
Sunstone Hotel Investors, Inc.,
REIT 4,153 43,316
Xenia Hotels & Resorts, Inc.,
REIT 2,078 29,591
240,394
Hotels, Restaurants & Leisure — 1.4%
BJ's Restaurants, Inc.* 476 14,580
Bloomin' Brands, Inc. 1,764 30,870
Brinker International, Inc.* 907 64,869
Cheesecake Factory, Inc. (The) 957 37,620
Chuy's Holdings, Inc.* 353 13,132
Cracker Barrel Old Country
Store, Inc.(b) 454 17,969
Dave & Buster's Entertainment,
Inc.* 657 20,590
Dine Brands Global, Inc. 314 9,929
Golden Entertainment, Inc. 444 14,381
Jack in the Box, Inc. 395 19,497
Monarch Casino & Resort, Inc. 266 20,195
Papa John's International, Inc. 671 31,785
Penn Entertainment, Inc.* 3,043 56,661
Sabre Corp.* 7,801 23,793
Shake Shack, Inc., Class
a
A* 767 76,247
Six Flags Entertainment Corp. 1,898 83,094
535,212
Household Durables — 2.2%
Cavco Industries, Inc.* 157 64,891
Century Communities, Inc. 576 57,640
Ethan Allen Interiors, Inc. 465 14,638
Green Brick Partners, Inc.* 513 40,414
Installed Building Products, Inc. 478 106,264
La-Z-Boy, Inc. 869 35,255
Leggett & Platt, Inc. 2,733 34,545

ULTRA SMALLCAP600 :: AUGUST 31, 2024 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
LGI Homes, Inc.* 418 $ 45,094
M/I Homes, Inc.* 565 90,044
Meritage Homes Corp. 741 146,770
Newell Brands, Inc. 7,788 55,217
Sonos, Inc.* 2,506 30,649
Tri Pointe Homes, Inc.* 1,935 85,992
Worthington Enterprises, Inc. 624 28,579
835,992
Household Products — 0.4%
Central Garden & Pet Co.* 194 7,657
Central Garden & Pet Co.,
Class
a
A* 1,104 37,757
Energizer Holdings, Inc. 1,362 44,129
WD-40 Co. 275 72,281
161,824
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 727 19,534
Clearway Energy, Inc., Class
a
C 1,681 48,682
68,216
Industrial REITs — 0.3%
Innovative Industrial Properties,
Inc., REIT 577 71,709
LXP Industrial Trust, REIT 6,002 62,181
133,890
Insurance — 1.7%
Ambac Financial Group, Inc.* 922 10,787
AMERISAFE, Inc. 389 19,497
Assured Guaranty Ltd. 1,055 84,484
Employers Holdings, Inc. 517 24,790
Genworth Financial, Inc.,
Class
a
A* 8,925 62,297
Goosehead Insurance, Inc.,
Class
a
A* 515 43,435
HCI Group, Inc. 151 14,470
Horace Mann Educators Corp. 836 29,770
Lincoln National Corp. 3,467 111,291
Mercury General Corp. 543 35,963
Palomar Holdings, Inc.* 508 50,404
ProAssurance Corp.* 1,041 13,949
Safety Insurance Group, Inc. 302 26,742
SiriusPoint Ltd.* 1,876 28,121
Stewart Information Services
Corp. 562 41,538
Trupanion, Inc.*(b) 738 33,749
United Fire Group, Inc. 434 8,884
640,171
Interactive Media & Services — 0.7%
Cargurus, Inc., Class
a
A* 1,600 46,368
Cars.com, Inc.* 1,255 22,389
IAC, Inc.* 1,425 75,211
QuinStreet, Inc.* 1,070 20,448
Shutterstock, Inc.(b) 489 17,545
TripAdvisor, Inc.* 2,217 32,169
Yelp, Inc., Class
a
A* 1,375 48,029
262,159
Investments
Shares Value
Common Stocks (continued)
IT Services — 0.4%
DigitalOcean Holdings, Inc.* 1,095 $ 40,986
DXC Technology Co.* 3,648 75,404
Perficient, Inc.* 717 53,897
170,287
Leisure Products — 0.2%
Sturm Ruger & Co., Inc. 354 14,911
Topgolf Callaway Brands Corp.* 2,881 28,983
Vista Outdoor, Inc.* 1,186 47,487
91,381
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.* 742 19,203
Cytek Biosciences, Inc.* 1,955 11,222
Fortrea Holdings, Inc.* 1,823 42,038
Mesa Laboratories, Inc. 105 14,038
86,501
Machinery — 3.5%
3D Systems Corp.* 2,720 5,821
Alamo Group, Inc. 212 39,305
Albany International Corp.,
Class
a
A 637 59,980
Astec Industries, Inc. 463 15,663
Barnes Group, Inc. 1,034 41,401
Enerpac Tool Group Corp.,
Class
a
A 1,106 45,611
Enpro, Inc. 428 68,835
ESCO Technologies, Inc. 526 63,073
Federal Signal Corp. 1,247 117,829
Franklin Electric Co., Inc. 808 83,919
Gates Industrial Corp. plc* 4,223 76,690
Greenbrier Cos., Inc. (The) 635 30,766
Hillenbrand, Inc. 1,431 47,166
John Bean Technologies Corp. 650 58,396
Kennametal, Inc. 1,603 41,470
Lindsay Corp. 226 28,035
Mueller Industries, Inc. 2,315 168,324
Proto Labs, Inc.* 516 15,779
SPX Technologies, Inc.* 943 153,841
Standex International Corp. 243 43,412
Tennant Co. 387 37,798
Titan International, Inc.* 1,041 8,671
Trinity Industries, Inc. 1,668 55,061
Wabash National Corp. 918 17,864
1,324,710
Marine Transportation — 0.3%
Matson, Inc. 696 96,257
Media — 0.4%
AMC Networks, Inc., Class
a
A* 631 6,215
Cable One, Inc. 93 32,803
EchoStar Corp., Class
a
A* 2,458 45,571
John Wiley & Sons, Inc.,
Class
a
A 859 41,498
Scholastic Corp. 519 16,546

AUGUST 31, 2024 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
TechTarget, Inc.* 530 $ 14,125
Thryv Holdings, Inc.* 644 11,734
168,492
Metals & Mining — 1.7%
Alpha Metallurgical Resources,
Inc. 237 56,678
Arch Resources, Inc. 368 50,206
ATI, Inc.* 2,537 162,064
Carpenter Technology Corp. 1,011 146,362
Century Aluminum Co.* 1,060 15,222
Compass Minerals
International, Inc. 690 6,093
Haynes International, Inc. 258 15,516
Kaiser Aluminum Corp. 325 24,229
Materion Corp. 423 49,085
Metallus, Inc.* 795 12,927
Olympic Steel, Inc. 200 8,020
SunCoke Energy, Inc. 1,714 15,357
Warrior Met Coal, Inc. 1,066 65,356
Worthington Steel, Inc. 627 22,196
649,311
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate
Finance, Inc. 2,667 28,243
Arbor Realty Trust, Inc. 3,844 52,278
ARMOUR Residential REIT, Inc. 993 20,307
Blackstone Mortgage Trust,
Inc., Class
a
A 3,539 65,330
Ellington Financial, Inc. 1,734 22,802
Franklin BSP Realty Trust, Inc. 1,669 22,732
KKR Real Estate Finance Trust,
Inc. 1,186 14,149
New York Mortgage Trust, Inc. 1,861 12,413
PennyMac Mortgage
Investment Trust 1,770 25,152
Ready Capital Corp. 3,168 26,263
Redwood Trust, Inc. 2,694 20,394
Two Harbors Investment Corp. 2,109 29,863
339,926
Multi-Utilities — 0.2%
Avista Corp. 1,593 61,554
Unitil Corp. 330 19,899
81,453
Office REITs — 0.8%
Brandywine Realty Trust, REIT 3,512 18,368
Douglas Emmett, Inc., REIT 3,412 54,592
Easterly Government
Properties, Inc., Class
a
A, REIT 2,100 27,552
Highwoods Properties, Inc.,
REIT 2,162 69,660
Hudson Pacific Properties, Inc.,
REIT 2,586 13,318
JBG SMITH Properties, REIT 1,704 29,649
SL Green Realty Corp., REIT 1,321 88,031
301,170
Investments
Shares Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 1.7%
California Resources Corp. 1,308 $ 68,631
Comstock Resources, Inc. 1,967 20,909
CONSOL Energy, Inc. 540 55,231
CVR Energy, Inc. 594 15,099
Dorian LPG Ltd. 695 27,098
Green Plains, Inc.* 1,317 18,662
Magnolia Oil & Gas Corp.,
Class
a
A 3,688 94,450
Northern Oil & Gas, Inc. 1,868 74,309
Par Pacific Holdings, Inc.* 1,086 24,370
Peabody Energy Corp. 2,155 50,449
REX American Resources
Corp.* 311 14,104
SM Energy Co. 2,346 107,048
Talos Energy, Inc.* 3,187 36,555
Vital Energy, Inc.* 521 18,699
World Kinect Corp. 1,222 35,181
660,795
Paper & Forest Products — 0.2%
Clearwater Paper Corp.* 341 11,345
Mercer International, Inc. 898 5,388
Sylvamo Corp. 713 56,391
73,124
Passenger Airlines — 0.6%
Alaska Air Group, Inc.* 2,587 93,417
Allegiant Travel Co. 294 12,371
JetBlue Airways Corp.* 6,934 35,225
SkyWest, Inc.* 821 63,660
Sun Country Airlines Holdings,
Inc.* 772 8,477
213,150
Personal Care Products — 0.3%
Edgewell Personal Care Co. 1,010 40,622
Inter Parfums, Inc. 364 46,898
Nu Skin Enterprises, Inc.,
Class
a
A 1,013 9,046
USANA Health Sciences, Inc.* 226 9,225
105,791
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals,
Inc.* 777 37,871
ANI Pharmaceuticals, Inc.* 313 19,954
Collegium Pharmaceutical, Inc.* 666 25,614
Corcept Therapeutics, Inc.* 1,867 65,905
Harmony Biosciences Holdings,
Inc.* 650 23,387
Innoviva, Inc.* 1,120 21,706
Ligand Pharmaceuticals, Inc.* 345 36,501
Organon & Co. 5,243 117,181
Pacira BioSciences, Inc.* 987 15,358
Phibro Animal Health Corp.,
Class
a
A 415 8,715
Prestige Consumer Healthcare,
Inc.* 1,018 75,984

ULTRA SMALLCAP600 :: AUGUST 31, 2024 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Supernus Pharmaceuticals,
Inc.* 1,121 $ 39,414
487,590
Professional Services — 1.0%
CSG Systems International, Inc. 579 28,093
Heidrick & Struggles
International, Inc. 413 15,942
Kelly Services, Inc., Class
a
A 656 13,848
Korn Ferry 1,063 77,652
NV5 Global, Inc.* 262 25,186
Robert Half, Inc. 2,107 132,046
Verra Mobility Corp., Class
a
A* 3,394 93,708
386,475
Real Estate Management & Development — 0.4%
Cushman & Wakefield plc* 4,016 52,208
eXp World Holdings, Inc. 1,578 18,557
Kennedy-Wilson Holdings, Inc. 2,383 26,499
Marcus & Millichap, Inc. 488 19,359
St Joe Co. (The) 727 43,162
159,785
Residential REITs — 0.3%
Centerspace, REIT 304 22,739
Elme Communities, REIT 1,794 31,682
NexPoint Residential Trust, Inc.,
REIT 465 21,994
Veris Residential, Inc., REIT 1,642 28,801
105,216
Retail REITs — 1.3%
Acadia Realty Trust, REIT 2,103 47,339
Getty Realty Corp., REIT 1,001 31,812
Macerich Co. (The), REIT 4,398 70,236
Phillips Edison & Co., Inc., REIT 2,495 92,215
Retail Opportunity Investments
Corp., REIT 2,598 39,723
Saul Centers, Inc., REIT 263 10,736
SITE Centers Corp., REIT 918 55,401
Tanger, Inc., REIT 2,229 67,851
Urban Edge Properties, REIT 2,422 51,225
Whitestone REIT, REIT 967 12,977
479,515
Semiconductors & Semiconductor Equipment — 1.7%
Alpha & Omega Semiconductor
Ltd.* 473 19,776
Axcelis Technologies, Inc.* 663 72,486
CEVA, Inc.* 480 11,491
Cohu, Inc.* 959 25,807
Diodes, Inc.* 942 65,648
FormFactor, Inc.* 1,573 76,715
Ichor Holdings Ltd.* 682 21,142
Kulicke & Soffa Industries, Inc. 1,131 49,549
MaxLinear, Inc., Class
a
A* 1,542 23,408
PDF Solutions, Inc.* 627 19,782
Photronics, Inc.* 1,291 33,385
Semtech Corp.* 1,316 57,667
SiTime Corp.* 358 51,788
Investments
Shares Value
Common Stocks (continued)
SMART Global Holdings, Inc.* 1,066 $ 22,088
SolarEdge Technologies, Inc.* 1,168 28,418
Ultra Clean Holdings, Inc.* 916 34,533
Veeco Instruments, Inc.* 1,156 41,026
654,709
Software — 2.7%
A10 Networks, Inc. 1,427 19,650
ACI Worldwide, Inc.* 2,150 108,274
Adeia, Inc. 2,212 27,871
Agilysys, Inc.* 412 46,597
Alarm.com Holdings, Inc.* 1,024 60,969
BlackLine, Inc.* 1,047 51,879
Box, Inc., Class
a
A* 2,943 95,942
DoubleVerify Holdings, Inc.* 2,873 56,598
Envestnet, Inc.* 1,023 64,193
InterDigital, Inc. 515 71,358
LiveRamp Holdings, Inc.* 1,350 34,992
Marathon Digital Holdings, Inc.* 5,566 92,952
N-able, Inc.* 1,432 18,416
NCR Voyix Corp.* 2,809 37,893
Progress Software Corp. 880 51,172
SolarWinds Corp. 1,062 13,583
Sprinklr, Inc., Class
a
A* 2,443 21,914
SPS Commerce, Inc.* 756 151,004
1,025,257
Specialized REITs — 0.4%
Four Corners Property Trust,
Inc., REIT 1,875 53,156
Outfront Media, Inc., REIT 2,977 50,758
Safehold, Inc., REIT 918 23,005
Uniti Group, Inc., REIT 4,897 21,351
148,270
Specialty Retail — 2.5%
Academy Sports & Outdoors,
Inc. 1,504 83,442
Advance Auto Parts, Inc. 1,215 55,052
American Eagle Outfitters, Inc. 3,771 77,607
Asbury Automotive Group, Inc.* 411 100,958
Boot Barn Holdings, Inc.* 620 83,185
Buckle, Inc. (The) 603 25,266
Caleres, Inc. 673 28,353
Designer Brands, Inc., Class
a
A 887 5,890
Foot Locker, Inc. 1,676 52,191
Group 1 Automotive, Inc. 268 100,972
Guess?, Inc. 555 11,500
Haverty Furniture Cos., Inc. 270 7,398
Leslie's, Inc.* 3,767 11,376
MarineMax, Inc.* 414 13,132
Monro, Inc. 610 16,525
National Vision Holdings, Inc.* 1,601 16,907
ODP Corp. (The)* 653 20,145
Sally Beauty Holdings, Inc.* 2,110 27,535
Shoe Carnival, Inc. 364 14,720
Signet Jewelers Ltd. 910 76,531
Sonic Automotive, Inc., Class
a
A 303 18,889
Upbound Group, Inc. 913 30,403
Urban Outfitters, Inc.* 1,157 42,022

AUGUST 31, 2024 (Unaudited) :: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Investments
Shares Value
Common Stocks (continued)
Victoria's Secret & Co.* 1,595 $ 37,419
957,418
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.* 889 6,196
Xerox Holdings Corp. 2,329 26,388
32,584
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd.* 816 21,600
Hanesbrands, Inc.* 7,168 45,517
Kontoor Brands, Inc. 1,013 75,823
Movado Group, Inc. 319 7,611
Oxford Industries, Inc. 300 26,094
Steven Madden Ltd. 1,406 63,411
VF Corp. 6,735 122,644
Wolverine World Wide, Inc. 1,630 22,347
385,047
Tobacco — 0.2%
Universal Corp. 501 27,204
Vector Group Ltd. 2,728 40,866
68,070
Trading Companies & Distributors — 1.0%
Air Lease Corp., Class
a
A 2,111 97,676
Boise Cascade Co. 805 109,174
DNOW, Inc.* 2,177 28,345
DXP Enterprises, Inc.* 265 14,575
GMS, Inc.* 812 70,473
Rush Enterprises, Inc., Class
a
A 1,261 66,455
386,698
Water Utilities — 0.5%
American States Water Co. 758 61,716
California Water Service Group 1,177 65,123
Middlesex Water Co. 362 22,810
SJW Group 598 35,276
184,925
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 1,245 9,923
Telephone and Data Systems,
Inc. 2,009 47,452
57,375
Total Common Stocks
(Cost $24,064,494)
26,419,819
Securities Lending Reinvestments (c) — 0 .2%
Investment Companies — 0 .2%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $82,066) 82,066 82,066
Investments
Principal
Amount Value
Short-Term Investments — 23 .0%
Repurchase Agreements (e) — 23 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $8,794,982
(Cost $8,789,819) $ 8,789,819
$ 8,789,819
Total Investments — 92.3%
(Cost $32,936,379) 35,291,704
Other assets less liabilities — 7.7% 2,943,608
Net Assets — 100.0% $ 38,235,312
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $97,680, collateralized in the form of cash with a
value of $82,066 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $24,747 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from October
31, 2024 – February 15, 2051. The total value of collateral is
$106,813.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $82,066.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust

ULTRA SMALLCAP600 :: AUGUST 31, 2024 (Unaudited)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SAA
::
Swap Agreements
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
8,945,806 2/11/2025 Bank of America NA 5.88% S&P SmallCap 600
®
202,925
8,935,918 11/6/2025 Citibank NA 5.68% S&P SmallCap 600
®
561,642
7,163,142 1/26/2026
Morgan Stanley & Co.
International plc 6.13% S&P SmallCap 600
®
462,146
10,513,758 3/6/2026 Societe Generale 6.18% S&P SmallCap 600
®
221,451
14,484,493 11/7/2024 UBS AG 6.03% S&P SmallCap 600
®
718,586
50,043,117 2,166,750
Total Unrealized
Appreciation
2,166,750
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Shares Value
Common Stocks — 74 .8%
Communications Equipment — 3.1%
Arista Networks, Inc.* 13,799 $ 4,876,290
Cisco Systems, Inc. 220,165 11,127,139
F5, Inc.* 3,192 648,455
Juniper Networks, Inc. 17,678 687,321
Motorola Solutions, Inc. 9,069 4,008,861
21,348,066
Electronic Equipment, Instruments & Components — 2.2%
Amphenol Corp., Class
a
A 65,313 4,405,362
CDW Corp. 7,304 1,648,074
Corning, Inc. 41,914 1,754,101
Jabil, Inc. 6,554 716,221
Keysight Technologies, Inc.* 9,485 1,461,828
TE Connectivity Ltd. 16,646 2,556,826
Teledyne Technologies, Inc.* 2,585 1,118,788
Trimble, Inc.* 13,276 752,616
Zebra Technologies Corp.,
Class
a
A* 2,794 964,992
15,378,808
IT Services — 4.3%
Accenture plc, Class
a
A 34,191 11,691,613
Akamai Technologies, Inc.* 8,282 843,439
Cognizant Technology Solutions
Corp., Class
a
A 27,031 2,102,201
EPAM Systems, Inc.* 3,154 633,197
Gartner, Inc.* 4,216 2,074,103
GoDaddy, Inc., Class
a
A* 7,666 1,283,365
International Business
Machines Corp. 49,947 10,095,787
VeriSign, Inc.* 4,716 867,272
29,590,977
Semiconductors & Semiconductor Equipment — 31.0%
Advanced Micro Devices, Inc.* 87,876 13,054,912
Analog Devices, Inc. 26,965 6,332,460
Applied Materials, Inc. 45,184 8,912,996
Broadcom, Inc. 139,002 22,632,306
Enphase Energy, Inc.* 7,396 895,212
First Solar, Inc.* 5,816 1,322,384
Intel Corp. 231,462 5,101,422
KLA Corp. 7,316 5,994,950
Lam Research Corp. 7,108 5,835,739
Microchip Technology, Inc. 29,382 2,414,025
Micron Technology, Inc. 60,209 5,794,514
Monolithic Power Systems, Inc. 2,641 2,468,490
NVIDIA Corp. 876,544 104,633,057
NXP Semiconductors NV 13,902 3,563,917
ON Semiconductor Corp.* 23,393 1,821,613
Qorvo, Inc.* 5,249 608,307
QUALCOMM, Inc. 60,799 10,658,065
Skyworks Solutions, Inc. 8,716 955,186
Teradyne, Inc. 8,493 1,161,248
Texas Instruments, Inc. 49,500 10,609,830
214,770,633
Investments
Shares Value
Common Stocks (continued)
Software — 29.3%
Adobe, Inc.* 24,361 $ 13,993,202
ANSYS, Inc.* 4,751 1,527,066
Autodesk, Inc.* 11,633 3,005,967
Cadence Design Systems, Inc.* 14,794 3,978,551
Crowdstrike Holdings, Inc.,
Class
a
A* 12,540 3,477,091
Fair Isaac Corp.* 1,340 2,318,562
Fortinet, Inc.* 34,476 2,644,654
Gen Digital, Inc. 29,958 792,689
Intuit, Inc. 15,224 9,595,078
Microsoft Corp. 264,826 110,469,518
Oracle Corp. 86,680 12,247,017
Palo Alto Networks, Inc.* 17,570 6,372,990
PTC, Inc.* 6,507 1,165,339
Roper Technologies, Inc. 5,817 3,225,003
Salesforce, Inc. 52,810 13,355,649
ServiceNow, Inc.* 11,145 9,528,975
Synopsys, Inc.* 8,297 4,310,955
Tyler Technologies, Inc.* 2,308 1,356,804
203,365,110
Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc. 113,488 25,988,752
Hewlett Packard Enterprise Co. 70,682 1,369,110
HP, Inc. 46,932 1,698,000
NetApp, Inc. 11,219 1,354,358
Seagate Technology Holdings
plc 10,621 1,057,321
Super Micro Computer, Inc.* 2,735 1,197,109
Western Digital Corp.* 17,754 1,164,485
33,829,135
Total Common Stocks
(Cost $430,916,632)
518,282,729
Principal
Amount
Short-Term Investments — 15 .1%
Repurchase Agreements (a) — 2 .5%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $17,159,000
(Cost $17,148,928) $ 17,148,928
17,148,928
U.S. Treasury Obligations (b) — 12 .6%
U.S. Treasury Bills
5.15%, 10/17/2024 (c) 10,000,000 9,937,789
5.28%, 10/24/2024 (c) 10,000,000 9,927,655
5.15%, 10/31/2024 (c) 38,000,000 37,690,216

ULTRA TECHNOLOGY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

ROM
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (b) (continued)
U.S. Treasury Bills (continued)
5.01%, 12/5/2024 (c) $ 30,000,000 $ 29,621,025
Total U.S. Treasury Obligations
(Cost $87,145,238) 87,176,685
Total Short-Term Investments
(Cost $104,294,166) 104,325,613
Total Investments — 89.9%
(Cost $535,210,798) 622,608,342
Other assets less liabilities — 10.1% 70,310,542
Net Assets — 100.0% $ 692,918,884
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $70,274,144.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
99,051,845 5/6/2025 Bank of America NA 6.03%
S&P Technology Select Sector
Index
c
13,906,903
111,329,918 3/6/2026 Barclays Capital 6.08%
S&P Technology Select Sector
Index
c
3,571,176
93,280,974 1/26/2026 BNP Paribas SA 6.03%
S&P Technology Select Sector
Index
c
(3,406,178)
24,283,349 4/7/2025 Citibank NA 6.18%
S&P Technology Select Sector
Index
c
15,397,996
56,003,183 1/26/2026 Goldman Sachs International 6.08%
S&P Technology Select Sector
Index
c
(1,535,845)
331,904,967 1/26/2026 J.P. Morgan Securities 5.73%
S&P Technology Select Sector
Index
c
(9,694,218)
46,896,650 3/6/2025 Societe Generale 6.28%
S&P Technology Select Sector
Index
c
30,412,181
101,269,706 5/6/2025 UBS AG 6.13%
S&P Technology Select Sector
Index
c
22,053,956
864,020,592 70,705,971
Total Unrealized
Appreciation
85,342,212
Total Unrealized
Depreciation
(14,636,241)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Investments
Shares Value
Common Stocks — 71 .4%
Electric Utilities — 47.2%
Alliant Energy Corp. 2,276 $ 132,623
American Electric Power Co.,
Inc. 4,676 468,909
Constellation Energy Corp. 2,796 549,973
Duke Energy Corp. 6,850 780,558
Edison International 3,417 297,382
Entergy Corp. 1,895 228,708
Evergy, Inc. 2,039 120,586
Eversource Energy 3,127 211,166
Exelon Corp. 8,873 337,973
FirstEnergy Corp. 4,598 201,944
NextEra Energy, Inc. 18,234 1,468,019
NRG Energy, Inc. 1,850 157,268
PG&E Corp. 18,963 373,571
Pinnacle West Capital Corp. 1,006 88,045
PPL Corp. 6,547 208,915
Southern Co. (The) 9,706 838,598
Xcel Energy, Inc. 4,933 302,048
6,766,286
Gas Utilities — 1.2%
Atmos Energy Corp. 1,341 175,322
Independent Power and Renewable Electricity Producers — 2.5%
AES Corp. (The) 6,308 108,056
Vistra Corp. 2,900 247,747
355,803
Multi-Utilities — 18.8%
Ameren Corp. 2,367 195,301
CenterPoint Energy, Inc. 5,677 154,982
CMS Energy Corp. 2,649 179,761
Consolidated Edison, Inc. 3,067 311,484
Dominion Energy, Inc. 7,438 415,784
DTE Energy Co. 1,837 229,662
NiSource, Inc. 3,977 131,480
Public Service Enterprise
Group, Inc. 4,419 356,834
Sempra 5,614 461,359
WEC Energy Group, Inc. 2,802 260,670
2,697,317
Water Utilities — 1.7%
American Water Works Co., Inc. 1,729 247,455
Total Common Stocks
(Cost $9,292,816)
10,242,183
Investments
Principal
Amount Value
Short-Term Investments — 6 .4%
Repurchase Agreements (a) — 6 .4%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $925,118
(Cost $924,575) $ 924,575
$ 924,575
Total Investments — 77.8%
(Cost $10,217,391) 11,166,758
Other assets less liabilities — 22.2% 3,191,649
Net Assets — 100.0% $ 14,358,407
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ULTRA UTILITIES :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPW
::
Swap Agreements
Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
7,339,648 3/6/2025 Bank of America NA 5.53%
S&P Utilities Select Sector
Index
c
625,323
4,838,526 3/6/2025 Goldman Sachs International 6.08%
S&P Utilities Select Sector
Index
c
346,745
4,352,751 3/6/2025 Societe Generale 6.28%
S&P Utilities Select Sector
Index
c
451,871
1,923,881 3/6/2025 UBS AG 6.03%
S&P Utilities Select Sector
Index
c
(210,663)
18,454,806 1,213,276
Total Unrealized
Appreciation
1,423,940
Total Unrealized
Depreciation
(210,664)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Shares Value
Common Stocks (a) — 56 .8%
Aerospace & Defense — 1.6%
Boeing Co. (The)* 57,030 $ 9,908,392
Banks — 2.0%
JPMorgan Chase & Co. 57,027 12,819,670
Beverages — 0.6%
Coca-Cola Co. (The) 57,041 4,133,761
Biotechnology — 3.0%
Amgen, Inc. 57,022 19,035,654
Broadline Retail — 1.6%
Amazon.com, Inc.* 57,029 10,179,677
Capital Markets — 4.6%
Goldman Sachs Group, Inc.
(The) 57,022 29,095,476
Chemicals — 0.5%
Dow, Inc. 57,041 3,056,257
Communications Equipment — 0.5%
Cisco Systems, Inc. 57,041 2,882,852
Consumer Finance — 2.3%
American Express Co. 57,024 14,749,258
Consumer Staples Distribution & Retail — 0.7%
Walmart, Inc. 57,041 4,405,276
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc. 57,039 2,383,089
Entertainment — 0.8%
Walt Disney Co. (The) 57,038 5,155,094
Financial Services — 2.5%
Visa, Inc., Class
a
A 57,022 15,759,170
Health Care Providers & Services — 5.3%
UnitedHealth Group, Inc. 57,022 33,654,384
Hotels, Restaurants & Leisure — 2.6%
McDonald's Corp. 57,022 16,459,971
Household Products — 1.5%
Procter & Gamble Co. (The) 57,035 9,783,784
Industrial Conglomerates — 3.1%
3M Co. 57,035 7,682,044
Honeywell International, Inc. 57,025 11,856,068
19,538,112
Insurance — 2.0%
Travelers Cos., Inc. (The) 57,022 13,005,008
Investments
Shares Value
Common Stocks (a) (continued)
IT Services — 1.8%
International Business
Machines Corp. 57,031 $ 11,527,676
Machinery — 3.2%
Caterpillar, Inc. 57,022 20,305,534
Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp. 57,034 8,438,180
Pharmaceuticals — 2.6%
Johnson & Johnson 57,035 9,459,825
Merck & Co., Inc. 57,035 6,755,796
16,215,621
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp. 57,043 1,257,228
Software — 6.0%
Microsoft Corp. 57,025 23,787,408
Salesforce, Inc. 57,021 14,420,611
38,208,019
Specialty Retail — 3.3%
Home Depot, Inc. (The) 57,022 21,012,607
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc. 57,029 13,059,641
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class
a
B 57,039 4,752,490
Total Common Stocks
(Cost $358,329,116)
360,781,881
Principal
Amount
Short-Term Investments — 11 .3%
Repurchase Agreements (b) — 5 .8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $37,091,807
(Cost $37,070,035) $ 37,070,035
37,070,035
U.S. Treasury Obligations (a) — 5 .5%
U.S. Treasury Bills
5.15%, 10/31/2024 (c) 10,000,000 9,918,478

ULTRAPRO DOW30
~
SM
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UDOW
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills (continued)
5.19%, 11/19/2024 (c) $ 25,000,000 $ 24,733,708
Total U.S. Treasury Obligations
(Cost $34,635,101) 34,652,186
Total Short-Term Investments
(Cost $71,705,136) 71,722,221
Total Investments — 68.1%
(Cost $430,034,252) 432,504,102
Other assets less liabilities — 31.9% 203,040,521
Net Assets — 100.0% $ 635,544,623
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $73,456,289.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 345 9/20/2024 U.S. Dollar $ 71,851,425 $ 3,821,029
Swap Agreements
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
306,818,656 2/11/2025 Bank of America NA 6.03%
Dow Jones Industrial
Average
SM
37,262,393
226,560,349 11/6/2025 Barclays Capital 6.13%
Dow Jones Industrial
Average
SM
23,167,325
284,623,972 5/6/2025 BNP Paribas SA 5.93%
Dow Jones Industrial
Average
SM
19,857,748
216,543,647 5/6/2025 Citibank NA 6.08%
Dow Jones Industrial
Average
SM
12,163,398
60,183,340 11/6/2025
Morgan Stanley & Co.
International plc 6.18%
Dow Jones Industrial
Average
SM
26,902,773
126,725,831 3/6/2025 Societe Generale 6.18%
Dow Jones Industrial
Average
SM
38,447,206
252,661,963 5/6/2025 UBS AG 6.13%
Dow Jones Industrial
Average
SM
14,090,387
1,474,117,758 171,891,230
Total Unrealized
Appreciation
171,891,230
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks — 54 .7%
Aerospace & Defense — 0.7%
BWX Technologies, Inc. 608 $ 62,624
Curtiss-Wright Corp. 255 80,544
Hexcel Corp. 553 35,000
Woodward, Inc. 406 67,660
245,828
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.* 794 39,740
Automobile Components — 0.5%
Adient plc* 598 13,527
Autoliv, Inc. 482 49,391
Gentex Corp. 1,538 48,186
Goodyear Tire & Rubber Co.
(The)* 1,892 16,687
Lear Corp. 377 43,977
Visteon Corp.* 184 18,626
190,394
Automobiles — 0.2%
Harley-Davidson, Inc. 815 30,514
Thor Industries, Inc. 355 38,077
68,591
Banks — 3.1%
Associated Banc-Corp. 986 22,560
Bank OZK 702 30,432
Cadence Bank 1,214 39,188
Columbia Banking System, Inc. 1,393 35,076
Commerce Bancshares, Inc. 784 50,145
Cullen/Frost Bankers, Inc. 428 48,034
East West Bancorp, Inc. 925 77,765
First Financial Bankshares, Inc.
(a) 855 31,267
First Horizon Corp. 3,637 60,338
FNB Corp. 2,392 35,832
Glacier Bancorp, Inc. 755 35,711
Hancock Whitney Corp. 576 30,948
Home BancShares, Inc. 1,240 34,522
International Bancshares Corp. 356 22,492
New York Community Bancorp,
Inc. 1,729 18,742
Old National Bancorp 2,100 41,685
Pinnacle Financial Partners, Inc. 509 50,681
Prosperity Bancshares, Inc. 638 46,944
SouthState Corp. 506 49,128
Synovus Financial Corp. 974 44,921
Texas Capital Bancshares, Inc.* 310 20,838
UMB Financial Corp. 291 30,145
United Bankshares, Inc. 898 34,905
Valley National Bancorp 2,845 24,695
Webster Financial Corp. 1,140 54,070
Wintrust Financial Corp. 433 47,110
Zions Bancorp NA 982 48,668
1,066,842
Investments
Shares Value
Common Stocks (continued)
Beverages — 0.3%
Boston Beer Co., Inc. (The),
Class
a
A* 61 $ 16,575
Celsius Holdings, Inc.* 992 37,726
Coca-Cola Consolidated, Inc. 30 40,272
94,573
Biotechnology — 1.7%
Arrowhead Pharmaceuticals,
Inc.* 827 19,708
BioMarin Pharmaceutical, Inc.* 1,263 115,198
Cytokinetics, Inc.* 763 43,552
Exelixis, Inc.* 1,938 50,446
Halozyme Therapeutics, Inc.* 847 54,081
Neurocrine Biosciences, Inc.* 670 85,130
Roivant Sciences Ltd.* 2,250 27,518
Sarepta Therapeutics, Inc.* 628 85,270
United Therapeutics Corp.* 295 107,247
588,150
Broadline Retail — 0.2%
Macy's, Inc. 1,830 28,493
Nordstrom, Inc. 651 14,543
Ollie's Bargain Outlet Holdings,
Inc.* 408 36,541
79,577
Building Products — 2.0%
AAON, Inc. 453 43,266
Advanced Drainage Systems,
Inc. 453 71,012
Carlisle Cos., Inc. 316 133,921
Fortune Brands Innovations,
Inc. 833 66,149
Lennox International, Inc. 213 125,710
Owens Corning 576 97,189
Simpson Manufacturing Co.,
Inc. 280 51,257
Trex Co., Inc.* 722 46,020
UFP Industries, Inc. 411 50,006
684,530
Capital Markets — 1.7%
Affiliated Managers Group, Inc. 212 36,852
Carlyle Group, Inc. (The) 1,435 57,587
Evercore, Inc., Class
a
A 235 57,749
Federated Hermes, Inc.,
Class
a
B 535 18,351
Houlihan Lokey, Inc., Class
a
A 348 54,504
Interactive Brokers Group, Inc.,
Class
a
A 712 91,770
Janus Henderson Group plc 853 32,081
Jefferies Financial Group, Inc. 1,128 67,624
Morningstar, Inc. 172 53,968
SEI Investments Co. 664 44,906
Stifel Financial Corp. 682 60,111
575,503

ULTRAPRO MIDCAP400 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Chemicals — 1.2%
Arcadium Lithium plc* 6,865 $ 18,604
Ashland, Inc. 334 29,893
Avient Corp. 607 29,822
Axalta Coating Systems Ltd.* 1,468 53,582
Cabot Corp. 367 38,575
Chemours Co. (The) 990 19,246
NewMarket Corp. 47 26,967
Olin Corp. 794 34,674
RPM International, Inc. 856 99,510
Scotts Miracle-Gro Co. (The) 279 19,803
Westlake Corp. 213 30,979
401,655
Commercial Services & Supplies — 1.1%
Brink's Co. (The) 295 32,724
Clean Harbors, Inc.* 334 82,131
MSA Safety, Inc. 247 45,110
RB Global, Inc. 1,222 105,251
Stericycle, Inc.* 617 36,563
Tetra Tech, Inc. 356 84,635
386,414
Communications Equipment — 0.2%
Ciena Corp.* 962 55,459
Lumentum Holdings, Inc.*(a) 449 25,867
81,326
Construction & Engineering — 1.4%
AECOM 905 90,627
Comfort Systems USA, Inc. 236 83,431
EMCOR Group, Inc. 312 122,635
Fluor Corp.* 1,138 56,980
MasTec, Inc.* 404 45,704
MDU Resources Group, Inc. 1,355 34,810
Valmont Industries, Inc. 135 38,577
472,764
Construction Materials — 0.3%
Eagle Materials, Inc. 228 58,767
Knife River Corp.* 376 29,655
88,422
Consumer Finance — 0.4%
Ally Financial, Inc. 1,820 78,606
FirstCash Holdings, Inc. 249 29,902
SLM Corp. 1,462 32,252
140,760
Consumer Staples Distribution & Retail — 1.1%
BJ's Wholesale Club Holdings,
Inc.* 885 70,765
Casey's General Stores, Inc. 247 89,491
Performance Food Group Co.* 1,035 77,252
Sprouts Farmers Market, Inc.* 669 69,609
US Foods Holding Corp.* 1,504 89,052
396,169
Investments
Shares Value
Common Stocks (continued)
Containers & Packaging — 1.0%
AptarGroup, Inc. 440 $ 67,404
Berry Global Group, Inc. 761 52,402
Crown Holdings, Inc. 793 71,695
Graphic Packaging Holding Co. 2,043 61,147
Greif, Inc., Class
a
A 171 10,691
Silgan Holdings, Inc. 541 28,278
Sonoco Products Co. 653 36,940
328,557
Diversified Consumer Services — 0.7%
Duolingo, Inc., Class
a
A* 247 52,505
Graham Holdings Co., Class
a
B 23 18,289
Grand Canyon Education, Inc.* 195 28,277
H&R Block, Inc. 928 58,752
Service Corp. International 969 75,843
233,666
Diversified REITs — 0.2%
WP Carey, Inc., REIT 1,456 87,389
Diversified Telecommunication Services — 0.2%
Frontier Communications
Parent, Inc.* 1,488 42,854
Iridium Communications, Inc. 808 20,847
63,701
Electric Utilities — 0.5%
ALLETE, Inc. 383 24,340
IDACORP, Inc. 337 34,344
OGE Energy Corp. 1,334 52,773
Portland General Electric Co. 685 32,955
TXNM Energy, Inc. 601 24,629
169,041
Electrical Equipment — 0.9%
Acuity Brands, Inc. 203 51,704
EnerSys 269 27,258
NEXTracker, Inc., Class
a
A* 818 33,268
nVent Electric plc 1,104 75,028
Regal Rexnord Corp. 442 74,172
Sensata Technologies Holding
plc 1,002 38,627
300,057
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.* 354 47,818
Avnet, Inc. 602 33,218
Belden, Inc. 271 29,073
Cognex Corp. 1,141 46,073
Coherent Corp.* 883 68,830
Crane NXT Co. 324 19,035
IPG Photonics Corp.* 192 13,127
Littelfuse, Inc. 164 44,641
Novanta, Inc.* 238 43,621
TD SYNNEX Corp. 516 62,653
Vishay Intertechnology, Inc. 832 16,765

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Vontier Corp. 1,027 $ 35,976
460,830
Energy Equipment & Services — 0.5%
ChampionX Corp. 1,266 39,410
NOV, Inc. 2,631 46,753
Valaris Ltd.* 414 25,279
Weatherford International plc 487 51,106
162,548
Entertainment — 0.2%
TKO Group Holdings, Inc.,
Class
a
A 392 46,346
Warner Music Group Corp.,
Class
a
A 941 26,922
73,268
Financial Services — 1.0%
Equitable Holdings, Inc. 2,033 86,443
Essent Group Ltd. 710 45,646
Euronet Worldwide, Inc.* 290 31,294
MGIC Investment Corp. 1,773 45,087
Voya Financial, Inc. 670 47,456
Western Union Co. (The) 2,249 27,438
WEX, Inc.* 279 53,295
336,659
Food Products — 0.6%
Darling Ingredients, Inc.* 1,063 44,359
Flowers Foods, Inc. 1,278 29,701
Ingredion, Inc. 436 58,559
Lancaster Colony Corp. 136 23,223
Pilgrim's Pride Corp.* 269 12,530
Post Holdings, Inc.* 335 38,783
207,155
Gas Utilities — 0.5%
National Fuel Gas Co. 612 36,573
New Jersey Resources Corp. 657 30,426
ONE Gas, Inc. 376 25,921
Southwest Gas Holdings, Inc. 401 29,161
Spire, Inc. 383 25,267
UGI Corp. 1,395 34,749
182,097
Ground Transportation — 0.9%
Avis Budget Group, Inc. 121 9,921
Knight-Swift Transportation
Holdings, Inc., Class
a
A 1,074 56,256
Landstar System, Inc. 237 43,266
Ryder System, Inc. 291 42,265
Saia, Inc.* 177 66,522
XPO, Inc.* 774 88,716
306,946
Health Care Equipment & Supplies — 1.0%
DENTSPLY SIRONA, Inc. 1,381 34,926
Enovis Corp.* 332 15,472
Envista Holdings Corp.* 1,142 20,853
Investments
Shares Value
Common Stocks (continued)
Globus Medical, Inc., Class
a
A* 750 $ 54,525
Haemonetics Corp.* 338 25,546
Lantheus Holdings, Inc.* 462 49,189
LivaNova plc* 360 18,140
Masimo Corp.* 296 34,786
Neogen Corp.* 1,311 22,615
Penumbra, Inc.* 259 52,401
328,453
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.* 617 50,551
Amedisys, Inc.* 217 21,268
Chemed Corp. 100 58,617
Encompass Health Corp. 670 62,343
HealthEquity, Inc.* 578 45,986
Option Care Health, Inc.* 1,156 37,015
Progyny, Inc.* 551 12,943
R1 RCM, Inc.* 1,317 18,583
Tenet Healthcare Corp.* 649 107,630
414,936
Health Care REITs — 0.4%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 2,517 44,803
Omega Healthcare Investors,
Inc., REIT 1,642 64,925
Sabra Health Care REIT, Inc.,
REIT 1,539 26,224
135,952
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 813 29,902
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 1,400 21,392
Hotels, Restaurants & Leisure — 1.9%
Aramark 1,750 64,103
Boyd Gaming Corp. 448 26,889
Choice Hotels International,
Inc.(a) 158 20,159
Churchill Downs, Inc. 444 61,703
Hilton Grand Vacations, Inc.* 454 17,515
Hyatt Hotels Corp., Class
a
A 300 45,576
Light & Wonder, Inc.* 600 65,892
Marriott Vacations Worldwide
Corp. 218 16,132
Planet Fitness, Inc., Class
a
A* 582 47,264
Texas Roadhouse, Inc., Class
a
A 443 74,756
Travel + Leisure Co. 474 20,979
Vail Resorts, Inc. 254 46,152
Wendy's Co. (The) 1,105 18,697
Wingstop, Inc. 196 75,678
Wyndham Hotels & Resorts,
Inc. 536 42,183
643,678
Household Durables — 1.1%
Helen of Troy Ltd.* 158 8,434

ULTRAPRO MIDCAP400 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
KB Home 489 $ 40,934
Taylor Morrison Home Corp.,
Class
a
A* 704 47,401
Tempur Sealy International, Inc. 1,154 60,504
Toll Brothers, Inc. 693 99,841
TopBuild Corp.* 210 82,534
Whirlpool Corp. 363 36,405
376,053
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc. 357 26,607
Industrial REITs — 0.7%
EastGroup Properties, Inc.,
REIT 320 59,648
First Industrial Realty Trust, Inc.,
REIT 881 49,979
Rexford Industrial Realty, Inc.,
REIT 1,447 73,681
STAG Industrial, Inc., REIT 1,211 49,143
232,451
Insurance — 2.8%
American Financial Group, Inc. 435 58,125
Brighthouse Financial, Inc.* 413 18,957
CNO Financial Group, Inc. 720 25,142
Erie Indemnity Co., Class
a
A 166 84,366
Fidelity National Financial, Inc. 1,727 101,824
First American Financial Corp. 690 44,022
Hanover Insurance Group, Inc.
(The) 238 34,984
Kemper Corp. 403 25,192
Kinsale Capital Group, Inc. 147 72,190
Old Republic International
Corp. 1,682 60,333
Primerica, Inc. 228 60,016
Reinsurance Group of America,
Inc. 438 96,693
RenaissanceRe Holdings Ltd. 351 89,431
RLI Corp. 268 41,299
Ryan Specialty Holdings, Inc.,
Class
a
A 681 44,013
Selective Insurance Group, Inc. 405 36,847
Unum Group 1,184 65,700
959,134
Interactive Media & Services — 0.1%
Ziff Davis, Inc.* 306 14,954
ZoomInfo Technologies, Inc.,
Class
a
A* 1,889 18,682
33,636
IT Services — 0.2%
ASGN, Inc.* 305 29,329
Kyndryl Holdings, Inc.* 1,530 36,245
65,574
Leisure Products — 0.4%
Brunswick Corp. 448 35,414
Mattel, Inc.* 2,289 43,445
Investments
Shares Value
Common Stocks (continued)
Polaris, Inc. 353 $ 29,882
YETI Holdings, Inc.* 566 22,821
131,562
Life Sciences Tools & Services — 1.3%
Avantor, Inc.* 4,489 115,996
Azenta, Inc.* 358 17,728
Bruker Corp. 648 43,539
Illumina, Inc.* 1,059 139,244
Medpace Holdings, Inc.* 156 55,422
Repligen Corp.* 346 52,222
Sotera Health Co.* 828 12,784
436,935
Machinery — 2.4%
AGCO Corp. 413 37,599
Chart Industries, Inc.* 279 34,150
Crane Co. 327 51,790
Donaldson Co., Inc. 800 58,184
Esab Corp. 377 39,574
Flowserve Corp. 875 43,645
Graco, Inc. 1,125 93,769
ITT, Inc. 548 76,293
Lincoln Electric Holdings, Inc. 378 73,185
Middleby Corp. (The)* 357 50,201
Oshkosh Corp. 434 46,833
RBC Bearings, Inc.* 193 57,485
Terex Corp. 447 25,376
Timken Co. (The) 431 36,432
Toro Co. (The) 694 64,264
Watts Water Technologies, Inc.,
Class
a
A 183 35,996
824,776
Marine Transportation — 0.1%
Kirby Corp.* 388 46,529
Media — 0.3%
New York Times Co. (The),
Class
a
A 1,089 59,819
Nexstar Media Group, Inc.,
Class
a
A 208 35,543
TEGNA, Inc. 1,127 15,643
111,005
Metals & Mining — 1.1%
Alcoa Corp. 1,640 52,644
Cleveland-Cliffs, Inc.* 3,161 41,283
Commercial Metals Co. 770 41,264
MP Materials Corp.*(a) 890 11,481
Reliance, Inc. 382 109,501
Royal Gold, Inc. 437 61,254
United States Steel Corp. 1,488 56,410
373,837
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Annaly Capital Management,
Inc. 3,328 67,087

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Starwood Property Trust, Inc. 1,995 $ 41,576
108,663
Multi-Utilities — 0.1%
Black Hills Corp. 459 27,136
Northwestern Energy Group,
Inc. 408 22,191
49,327
Office REITs — 0.3%
COPT Defense Properties, REIT 748 22,283
Cousins Properties, Inc., REIT 1,011 28,823
Kilroy Realty Corp., REIT 710 25,752
Vornado Realty Trust, REIT 1,064 36,570
113,428
Oil, Gas & Consumable Fuels — 2.3%
Antero Midstream Corp. 2,271 33,770
Antero Resources Corp.* 1,944 52,469
Chesapeake Energy Corp.(a) 741 55,197
Chord Energy Corp. 413 61,302
Civitas Resources, Inc. 613 37,595
CNX Resources Corp.* 1,020 28,223
DT Midstream, Inc. 645 50,691
HF Sinclair Corp. 997 48,993
Matador Resources Co. 771 43,731
Murphy Oil Corp. 965 35,975
Ovintiv, Inc. 1,656 70,926
PBF Energy, Inc., Class
a
A 702 23,910
Permian Resources Corp.,
Class
a
A 3,416 48,644
Range Resources Corp. 1,614 48,226
Southwestern Energy Co.* 7,334 46,791
Texas Pacific Land Corp. 124 107,742
794,185
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 424 41,149
Personal Care Products — 0.4%
BellRing Brands, Inc.* 867 48,491
Coty, Inc., Class
a
A* 2,424 22,737
elf Beauty, Inc.* 369 55,273
126,501
Pharmaceuticals — 0.2%
Jazz Pharmaceuticals plc* 419 48,595
Perrigo Co. plc 907 26,394
74,989
Professional Services — 1.5%
CACI International, Inc.,
Class
a
A* 148 72,242
Concentrix Corp. 311 23,396
ExlService Holdings, Inc.* 1,079 39,427
Exponent, Inc. 337 36,487
FTI Consulting, Inc.* 233 53,196
Genpact Ltd. 1,102 43,231
Insperity, Inc. 238 22,370
Investments
Shares Value
Common Stocks (continued)
KBR, Inc. 894 $ 62,008
ManpowerGroup, Inc. 318 23,507
Maximus, Inc. 405 37,365
Paylocity Holding Corp.* 289 46,645
Science Applications
International Corp. 341 44,531
504,405
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.* 317 80,908
Residential REITs — 0.6%
American Homes 4 Rent,
Class
a
A, REIT 2,141 85,148
Equity LifeStyle Properties, Inc.,
REIT 1,241 90,233
Independence Realty Trust,
Inc., REIT 1,493 31,024
206,405
Retail REITs — 0.6%
Agree Realty Corp., REIT 669 48,843
Brixmor Property Group, Inc.,
REIT 2,005 54,917
Kite Realty Group Trust, REIT 1,461 38,103
NNN REIT, Inc., REIT 1,219 57,281
199,144
Semiconductors & Semiconductor Equipment — 1.3%
Allegro MicroSystems, Inc.* 638 15,650
Amkor Technology, Inc. 688 22,635
Cirrus Logic, Inc.* 358 52,157
Lattice Semiconductor Corp.* 915 43,334
MACOM Technology Solutions
Holdings, Inc.* 364 39,760
MKS Instruments, Inc. 420 50,077
Onto Innovation, Inc.* 328 69,936
Power Integrations, Inc. 377 25,297
Rambus, Inc.* 716 32,019
Silicon Laboratories, Inc.* 213 25,213
Synaptics, Inc.* 263 21,413
Universal Display Corp. 290 56,179
Wolfspeed, Inc.*(a) 837 8,161
461,831
Software — 1.4%
Altair Engineering, Inc., Class
a
A* 378 34,156
Appfolio, Inc., Class
a
A* 140 32,479
Aspen Technology, Inc.* 186 43,550
Blackbaud, Inc.* 269 22,489
CommVault Systems, Inc.* 289 44,911
Dolby Laboratories, Inc.,
Class
a
A 398 28,401
Dropbox, Inc., Class
a
A* 1,607 40,400
Dynatrace, Inc.* 1,600 80,992
Manhattan Associates, Inc.* 410 108,416
Qualys, Inc.* 247 30,917
Teradata Corp.* 643 18,158
484,869

ULTRAPRO MIDCAP400 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Investments
Shares Value
Common Stocks (continued)
Specialized REITs — 1.0%
CubeSmart, REIT 1,496 $ 77,538
EPR Properties, REIT 503 23,877
Gaming and Leisure Properties,
Inc., REIT 1,806 93,948
Lamar Advertising Co., Class
a
A,
REIT 583 73,330
National Storage Affiliates Trust,
REIT 464 21,687
PotlatchDeltic Corp., REIT 530 23,034
Rayonier, Inc., REIT 911 28,068
341,482
Specialty Retail — 2.3%
Abercrombie & Fitch Co.,
Class
a
A* 340 50,174
AutoNation, Inc.* 163 29,011
Burlington Stores, Inc.* 425 114,002
Dick's Sporting Goods, Inc. 388 91,941
Five Below, Inc.* 366 27,607
Floor & Decor Holdings, Inc.,
Class
a
A* 711 79,945
GameStop Corp., Class
a
A* 1,793 41,992
Gap, Inc. (The) 1,442 32,344
Lithia Motors, Inc., Class
a
A 183 55,098
Murphy USA, Inc. 126 65,473
Penske Automotive Group, Inc. 129 21,943
RH* 102 25,877
Valvoline, Inc.* 857 36,165
Williams-Sonoma, Inc. 854 114,718
786,290
Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc., Class
a
A* 2,032 104,221
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.* 775 27,683
Carter's, Inc. 242 15,948
Columbia Sportswear Co. 223 18,003
Crocs, Inc.* 404 59,053
PVH Corp. 376 37,107
Skechers USA, Inc., Class
a
A* 881 60,331
Under Armour, Inc., Class
a
A* 1,255 9,651
Under Armour, Inc., Class
a
C* 1,268 9,459
237,235
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies,
Inc. 258 52,921
Core & Main, Inc., Class
a
A* 1,137 54,610
GATX Corp. 236 33,300
MSC Industrial Direct Co., Inc.,
Class
a
A 303 24,919
Watsco, Inc. 213 101,264
WESCO International, Inc. 290 47,960
314,974
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.2%
Essential Utilities, Inc. 1,674 $ 65,269
Total Common Stocks
(Cost $16,706,313)
18,800,839
Securities Lending Reinvestments (b) — 0 .1%
Investment Companies — 0 .1%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (c)
(Cost $37,427) 37,427 37,427
Principal
Amount
Short-Term Investments — 22 .5%
Repurchase Agreements (d) — 11 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $3,811,027
(Cost $3,808,791) $ 3,808,791
3,808,791
U.S. Treasury Obligations (e) — 11 .4%
U.S. Treasury Bills
5.09%, 12/10/2024 (f)
(Cost $3,944,334) 4,000,000 3,946,590
Total Short-Term Investments
(Cost $7,753,125) 7,755,381
Total Investments — 77.3%
(Cost $24,496,865) 26,593,647
Other assets less liabilities — 22.7% 7,800,379
Net Assets — 100.0% $ 34,394,026
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $94,072, collateralized in the form of cash with a
value of $37,427 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $68,968 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.38%, and maturity dates ranging from October
3, 2024 – November 15, 2053. The total value of collateral is
$106,395.
(b) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $37,427.
(c) Rate shown is the 7-day yield as of August 31, 2024.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,447,377.
(f) The rate shown was the current yield as of August 31, 2024.

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UMDD
::
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 16 9/20/2024 U.S. Dollar $ 4,956,960 $ 197,207
Swap Agreements
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
14,149,887 12/8/2025 Bank of America NA 5.98% S&P MidCap 400
®
(52,089)
8,371,836 12/8/2025 BNP Paribas SA 5.88% S&P MidCap 400
®
(466,788)
22,568,096 3/6/2025 Citibank NA 5.83% S&P MidCap 400
®
1,462,364
8,472,360 11/7/2024 Goldman Sachs International 5.98% S&P MidCap 400
®
445,850
10,220,565 1/26/2026
Morgan Stanley & Co.
International plc 6.18% S&P MidCap 400
®
105,946
6,513,833 3/6/2026 Societe Generale 6.05% S&P MidCap 400
®
(133,886)
9,178,723 1/26/2026 UBS AG 6.13% S&P MidCap 400
®
1,085,200
79,475,300 2,446,597
Total Unrealized
Appreciation
3,099,360
Total Unrealized
Depreciation
(652,763)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO QQQ :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) — 35 .6%
Automobiles — 1.0%
Tesla, Inc.* 1,024,566 $ 219,369,826
Beverages — 0.9%
Coca-Cola Europacific Partners
plc 251,819 20,268,911
Keurig Dr Pepper, Inc. 743,265 27,210,932
Monster Beverage Corp.* 570,966 26,909,628
PepsiCo, Inc. 753,549 130,273,551
204,663,022
Biotechnology — 1.4%
Amgen, Inc. 294,105 98,181,072
Biogen, Inc.* 79,719 16,323,263
Gilead Sciences, Inc. 682,939 53,952,181
Moderna, Inc.* 210,048 16,257,715
Regeneron Pharmaceuticals,
Inc.* 59,548 70,545,920
Vertex Pharmaceuticals, Inc.* 141,390 70,113,887
325,374,038
Broadline Retail — 2.1%
Amazon.com, Inc.* 2,208,877 394,284,545
MercadoLibre, Inc.* 27,875 57,468,772
PDD Holdings, Inc., ADR* 365,993 35,175,587
486,928,904
Chemicals — 0.6%
Linde plc 263,651 126,091,091
Commercial Services & Supplies — 0.3%
Cintas Corp. 55,569 44,739,713
Copart, Inc.* 527,491 27,935,924
72,675,637
Communications Equipment — 0.5%
Cisco Systems, Inc. 2,208,693 111,627,344
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp. 243,196 217,023,246
Dollar Tree, Inc.* 119,595 10,104,582
227,127,828
Electric Utilities — 0.4%
American Electric Power Co.,
Inc. 288,989 28,979,817
Constellation Energy Corp. 172,640 33,958,288
Exelon Corp. 548,215 20,881,509
Xcel Energy, Inc. 304,692 18,656,291
102,475,905
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp. 73,534 16,592,212
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 547,172 19,244,039
Investments
Shares Value
Common Stocks (a) (continued)
Entertainment — 0.9%
Electronic Arts, Inc. 145,941 $ 22,156,762
Netflix, Inc.* 236,277 165,712,874
Take-Two Interactive Software,
Inc.* 93,773 15,164,032
Warner Bros Discovery, Inc.* 1,343,371 10,532,029
213,565,697
Financial Services — 0.2%
PayPal Holdings, Inc.* 573,329 41,526,219
Food Products — 0.3%
Kraft Heinz Co. (The) 665,547 23,580,330
Mondelez International, Inc.,
Class
a
A 735,238 52,797,441
76,377,771
Ground Transportation — 0.3%
CSX Corp. 1,071,636 36,724,966
Old Dominion Freight Line, Inc. 119,245 22,990,436
59,715,402
Health Care Equipment & Supplies — 0.7%
Dexcom, Inc.* 218,091 15,122,430
GE HealthCare Technologies,
Inc. 250,233 21,224,763
IDEXX Laboratories, Inc.* 45,242 21,776,332
Intuitive Surgical, Inc.* 194,577 95,854,467
153,977,992
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class
a
A* 241,986 28,387,378
Booking Holdings, Inc. 18,546 72,500,579
DoorDash, Inc., Class
a
A* 209,208 26,927,162
Marriott International, Inc.,
Class
a
A 156,708 36,777,800
Starbucks Corp. 620,986 58,726,646
223,319,565
Industrial Conglomerates — 0.3%
Honeywell International, Inc. 357,031 74,230,315
Interactive Media & Services — 3.4%
Alphabet, Inc., Class
a
A 1,246,590 203,667,874
Alphabet, Inc., Class
a
C 1,192,335 196,866,432
Meta Platforms, Inc., Class
a
A 739,870 385,701,630
786,235,936
IT Services — 0.1%
Cognizant Technology Solutions
Corp., Class
a
A 272,631 21,202,513
MongoDB, Inc., Class
a
A* 40,222 11,696,155
32,898,668
Life Sciences Tools & Services — 0.0%(b)
Illumina, Inc.* 87,262 11,466,227

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Shares Value
Common Stocks (a) (continued)
Machinery — 0.1%
PACCAR, Inc. 287,275 $ 27,630,110
Media — 0.6%
Charter Communications, Inc.,
Class
a
A* 79,108 27,493,194
Comcast Corp., Class
a
A 2,145,689 84,904,914
Trade Desk, Inc. (The), Class
a
A* 243,988 25,504,066
137,902,174
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 97,772 19,076,295
Pharmaceuticals — 0.1%
AstraZeneca plc, ADR 319,161 27,964,887
Professional Services — 0.5%
Automatic Data Processing, Inc. 224,384 61,909,790
Paychex, Inc. 197,440 25,904,128
Verisk Analytics, Inc., Class
a
A 78,132 21,315,972
109,129,890
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 223,937 17,310,330
Semiconductors & Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.* 886,018 131,626,834
Analog Devices, Inc. 272,024 63,882,116
Applied Materials, Inc. 454,011 89,558,210
ARM Holdings plc, ADR*(c) 64,867 8,619,527
ASML Holding NV (Registered),
ADR 49,902 45,104,921
Broadcom, Inc. 2,540,706 413,677,751
GLOBALFOUNDRIES, Inc.* 302,457 14,118,693
Intel Corp. 2,333,566 51,431,795
KLA Corp. 73,753 60,435,421
Lam Research Corp. 71,631 58,809,767
Marvell Technology, Inc. 474,457 36,172,602
Microchip Technology, Inc. 294,366 24,185,110
Micron Technology, Inc. 607,096 58,426,919
NVIDIA Corp. 5,220,890 623,217,639
NXP Semiconductors NV 140,266 35,958,592
ON Semiconductor Corp.* 235,823 18,363,537
QUALCOMM, Inc. 611,688 107,228,906
Texas Instruments, Inc. 499,167 106,991,455
1,947,809,795
Software — 5.6%
Adobe, Inc.* 245,682 141,122,198
ANSYS, Inc.* 47,958 15,414,660
Atlassian Corp., Class
a
A* 87,252 14,448,931
Autodesk, Inc.* 117,959 30,480,606
Cadence Design Systems, Inc.* 149,156 40,112,523
Crowdstrike Holdings, Inc.,
Class
a
A* 126,532 35,084,793
Datadog, Inc., Class
a
A* 169,014 19,649,568
Fortinet, Inc.* 418,798 32,125,994
Intuit, Inc. 153,183 96,545,117
Investments
Shares Value
Common Stocks (a) (continued)
Microsoft Corp. 1,577,448 $ 658,016,659
Palo Alto Networks, Inc.* 177,422 64,354,508
Roper Technologies, Inc. 58,617 32,497,851
Synopsys, Inc.* 83,943 43,615,104
Workday, Inc., Class
a
A* 116,261 30,598,733
Zscaler, Inc.* 81,986 16,395,560
1,270,462,805
Specialty Retail — 0.3%
O'Reilly Automotive, Inc.* 32,259 36,451,702
Ross Stores, Inc. 183,789 27,680,462
64,132,164
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc. 3,254,479 745,275,691
Super Micro Computer, Inc.* 31,493 13,784,486
759,060,177
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc.* 66,206 17,178,471
Trading Companies & Distributors — 0.1%
Fastenal Co. 313,818 21,427,493
Wireless Telecommunication Services — 0.6%
T-Mobile US, Inc. 642,306 127,639,048
Total Common Stocks
(Cost $8,273,110,144)
8,132,207,277
Securities Lending Reinvestments (d) — 0 .0% (b)
Investment Companies — 0 .0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (e)
(Cost $188,650) 188,650 188,650
Principal
Amount
Short-Term Investments — 35 .8%
Repurchase Agreements (f) — 2 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $455,692,856
(Cost $455,425,384) $ 455,425,384
455,425,384
U.S. Treasury Obligations (a) — 33 .8%
U.S. Treasury Bills
5.27%, 9/5/2024 (g) 925,000,000 924,732,009
5.31%, 9/12/2024 (g) 200,000,000 199,739,250
5.21%, 9/19/2024 (g) 500,000,000 498,838,890
5.25%, 10/1/2024 (g) 500,000,000 497,988,960
5.27%, 10/3/2024 (g) 400,000,000 398,286,668
5.30%, 10/8/2024 (g) 800,000,000 796,017,776
5.28%, 10/10/2024 (g) 300,000,000 298,418,250
5.29%, 10/15/2024 (g) 400,000,000 397,617,668
5.15%, 10/17/2024 (g) 200,000,000 198,755,778
5.29%, 10/24/2024 (g) 400,000,000 397,106,224
5.28%, 11/5/2024 (g) 250,000,000 247,803,750

ULTRAPRO QQQ :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TQQQ
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
U.S. Treasury Bills (continued)
5.29%, 11/7/2024 (g) $ 200,000,000 $ 198,188,576
5.23%, 11/12/2024 (g) 750,000,000 742,730,205
5.19%, 11/14/2024 (g) 100,000,000 99,002,000
5.28%, 11/21/2024 (g) 500,000,000 494,530,345
5.09%, 11/26/2024 (g) 280,000,000 276,758,241
5.08%, 12/3/2024 (g) 125,000,000 123,445,416
5.01%, 12/5/2024 (g) 250,000,000 246,841,875
5.25%, 12/26/2024 (g) 700,000,000 689,256,925
Total U.S. Treasury Obligations
(Cost $7,722,423,343) 7,726,058,806
Total Short-Term Investments
(Cost $8,177,848,727) 8,181,484,190
Total Investments — 71.4%
(Cost $16,451,147,521) 16,313,880,117
Other assets less liabilities — 28.6% 6,522,851,269
Net Assets — 100.0% $ 22,836,731,386
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,737,303,370.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $186,032, collateralized in the form of cash with a value of $188,650 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $188,650.
(e) Rate shown is the 7-day yield as of August 31, 2024.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(g) The rate shown was the current yield as of August 31, 2024.
Abbreviations
ADR American Depositary Receipt
Futures Contracts Purchased
UltraPro QQQ had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 5,340 9/20/2024 U.S. Dollar $ 2,095,736,400 $ 59,084,788
Swap Agreements
UltraPro QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
5,213,627,065 5/6/2025 Bank of America NA 6.13% Nasdaq-100 Index
®
1,434,088,738
7,110,233,510 5/6/2025 Barclays Capital 6.13% Nasdaq-100 Index
®
327,714,355
8,008,161,396 11/6/2025 BNP Paribas SA 6.08% Nasdaq-100 Index
®
439,520,629
7,580,475,086 2/11/2025 Citibank NA 6.28% Nasdaq-100 Index
®
425,621,830
8,802,872,205 3/13/2025 Goldman Sachs International 6.23% Nasdaq-100 Index
®
1,148,825,006
4,868,271,692 1/26/2026 J.P. Morgan Securities 5.93% Nasdaq-100 Index
®
279,288,017
4,527,888,277 11/6/2025
Morgan Stanley & Co.
International plc 6.18% Nasdaq-100 Index
®
429,541,462
2,486,918,863 4/7/2026 Nomura Global Financial 6.23% Nasdaq-100 Index
®
(14,749,185)
4,634,961,558 12/11/2025 Societe Generale 6.43% Nasdaq-100 Index
®
482,654,632
5,049,846,052 4/7/2025 UBS AG 6.53% Nasdaq-100 Index
®
1,456,195,292
58,283,255,704 6,408,700,776
Total Unrealized
Appreciation
6,423,449,961
Total Unrealized
Depreciation
(14,749,185)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks — 56.5%
Aerospace & Defense — 0.6%
AAR Corp.* 3,689 $ 242,662
AeroVironment, Inc.* 2,801 570,732
AerSale Corp.* 3,594 18,293
Archer Aviation, Inc., Class
a
A*(a) 24,996 84,986
Astronics Corp.* 3,068 68,785
Byrna Technologies, Inc.* 1,851 21,453
Cadre Holdings, Inc. 2,785 100,956
Ducommun, Inc.* 1,453 94,561
Eve Holding, Inc.*(a) 1,905 5,353
Intuitive Machines, Inc.*(a) 3,047 15,144
Kratos Defense & Security
Solutions, Inc.* 15,844 363,461
Leonardo DRS, Inc.* 7,884 225,009
Mercury Systems, Inc.* 5,868 222,397
Moog, Inc., Class
a
A 3,040 600,096
National Presto Industries, Inc. 557 43,608
Park Aerospace Corp. 1,990 26,885
Redwire Corp.* 2,405 16,234
Rocket Lab USA, Inc.*(a) 37,250 233,558
Terran Orbital Corp.*(a) 16,506 4,044
Triumph Group, Inc.* 6,910 96,256
V2X, Inc.* 1,316 74,551
Virgin Galactic Holdings, Inc.*(a) 2,017 13,494
VirTra, Inc.* 1,134 7,621
3,150,139
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 5,490 92,561
Forward Air Corp.(a) 2,679 85,112
Hub Group, Inc., Class
a
A 6,536 308,042
Radiant Logistics, Inc.* 3,802 24,219
509,934
Automobile Components — 0.7%
Adient plc* 9,736 220,228
American Axle & Manufacturing
Holdings, Inc.* 12,308 79,140
Cooper-Standard Holdings,
Inc.* 1,806 27,903
Dana, Inc. 13,983 157,868
Dorman Products, Inc.* 2,809 318,597
Fox Factory Holding Corp.* 4,525 183,172
Gentherm, Inc.* 3,364 170,017
Goodyear Tire & Rubber Co.
(The)* 30,508 269,081
Holley, Inc.* 4,986 16,105
LCI Industries 2,655 312,865
Luminar Technologies, Inc.,
Class
a
A*(a) 35,901 36,619
Modine Manufacturing Co.* 5,529 672,050
Patrick Industries, Inc. 2,314 299,015
Phinia, Inc. 4,863 233,229
Solid Power, Inc.* 16,697 23,877
Standard Motor Products, Inc. 2,318 74,895
Stoneridge, Inc.* 2,919 41,858
Visteon Corp.* 2,919 295,490
Investments
Shares Value
Common Stocks (continued)
XPEL, Inc.*(b) 2,703 $ 117,013
3,549,022
Automobiles — 0.0%(c)
Canoo, Inc.*(a) 6,361 9,669
Livewire Group, Inc.*(a) 1,947 12,811
Winnebago Industries, Inc. 3,062 182,679
205,159
Banks — 5.7%
1st Source Corp. 1,965 120,739
ACNB Corp. 887 37,272
Amalgamated Financial Corp. 1,914 63,143
Amerant Bancorp, Inc., Class
a
A 3,174 70,018
Ameris Bancorp 7,048 434,368
Ames National Corp. 937 17,784
Arrow Financial Corp. 1,760 53,662
Associated Banc-Corp. 16,033 366,835
Atlantic Union Bankshares
Corp. 9,574 379,896
Axos Financial, Inc.* 5,852 406,304
Banc of California, Inc. 14,878 211,565
BancFirst Corp. 2,133 226,951
Bancorp, Inc. (The)* 5,356 280,654
Bank First Corp. 1,045 98,272
Bank of Hawaii Corp. 4,188 277,958
Bank of Marin Bancorp 1,715 36,684
Bank of NT Butterfield & Son
Ltd. (The) 4,979 190,447
Bank7 Corp. 427 17,136
BankUnited, Inc. 7,985 306,864
Bankwell Financial Group, Inc. 691 21,062
Banner Corp. 3,672 218,741
Bar Harbor Bankshares 1,599 51,264
BayCom Corp. 1,139 26,231
BCB Bancorp, Inc. 1,598 19,831
Berkshire Hills Bancorp, Inc. 4,649 128,033
Blue Foundry Bancorp* 2,220 24,575
Bridgewater Bancshares, Inc.* 2,158 31,118
Brookline Bancorp, Inc. 9,444 96,612
Burke & Herbert Financial
Services Corp. 1,389 92,007
Business First Bancshares, Inc. 2,581 63,028
Byline Bancorp, Inc. 3,332 92,463
Cadence Bank 19,506 629,654
California BanCorp* 2,606 39,025
Camden National Corp. 1,555 62,169
Capital Bancorp, Inc. 984 25,171
Capital City Bank Group, Inc. 1,473 50,848
Capitol Federal Financial, Inc. 13,281 79,819
Carter Bankshares, Inc.* 2,443 42,264
Cathay General Bancorp 7,456 327,989
Central Pacific Financial Corp. 2,858 78,624
Chemung Financial Corp. 350 16,338
ChoiceOne Financial Services,
Inc. 753 23,456
Citizens & Northern Corp. 1,591 32,043
Citizens Financial Services, Inc. 485 27,597
City Holding Co. 1,570 186,422
Civista Bancshares, Inc. 1,643 27,882

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
CNB Financial Corp. 2,208 $ 53,676
Coastal Financial Corp.* 1,202 64,511
Colony Bankcorp, Inc. 1,775 26,643
Columbia Financial, Inc.* 2,924 51,930
Community Financial System,
Inc. 5,605 342,802
Community Trust Bancorp, Inc. 1,646 83,123
Community West Bancshares 1,811 36,944
ConnectOne Bancorp, Inc. 3,880 97,000
CrossFirst Bankshares, Inc.* 4,861 84,581
Customers Bancorp, Inc.* 3,171 164,321
CVB Financial Corp. 14,186 261,306
Dime Community Bancshares,
Inc. 3,794 98,682
Eagle Bancorp, Inc. 3,161 68,815
Eastern Bankshares, Inc. 20,660 350,600
Enterprise Bancorp, Inc. 1,046 32,416
Enterprise Financial Services
Corp. 3,967 209,894
Equity Bancshares, Inc.,
Class
a
A 1,556 63,469
Esquire Financial Holdings, Inc. 755 46,455
ESSA Bancorp, Inc. 900 16,596
Farmers & Merchants Bancorp,
Inc. 1,362 37,441
Farmers National Banc Corp. 3,897 60,598
FB Financial Corp. 3,802 183,332
Fidelity D&D Bancorp, Inc. 508 27,422
Financial Institutions, Inc. 1,625 42,283
First Bancorp 4,288 182,154
First Bancorp 17,624 376,801
First Bancorp, Inc. (The) 1,145 31,934
First Bancshares, Inc. (The) 3,290 112,715
First Bank 2,256 34,720
First Busey Corp. 5,708 154,401
First Business Financial
Services, Inc. 840 38,111
First Commonwealth Financial
Corp. 10,831 186,510
First Community Bankshares,
Inc. 1,834 80,916
First Financial Bancorp 10,109 267,585
First Financial Bankshares, Inc. 13,934 509,566
First Financial Corp. 1,227 54,847
First Financial Northwest, Inc. 750 17,025
First Foundation, Inc. 5,605 39,459
First Internet Bancorp 869 31,536
First Interstate BancSystem,
Inc., Class
a
A 8,391 260,541
First Merchants Corp. 6,244 243,516
First Mid Bancshares, Inc. 2,450 98,686
First of Long Island Corp. (The) 2,290 29,243
First Western Financial, Inc.* 854 16,431
Five Star Bancorp 1,743 50,808
Flushing Financial Corp. 2,949 43,055
FS Bancorp, Inc. 710 31,119
Fulton Financial Corp. 19,129 370,146
FVCBankcorp, Inc.* 1,759 21,688
German American Bancorp, Inc. 3,050 122,336
Glacier Bancorp, Inc. 12,199 577,013
Great Southern Bancorp, Inc. 927 55,212
Investments
Shares Value
Common Stocks (continued)
Greene County Bancorp, Inc. 749 $ 25,533
Guaranty Bancshares, Inc. 852 29,641
Hancock Whitney Corp. 9,294 499,367
Hanmi Financial Corp. 3,218 63,749
HarborOne Bancorp, Inc. 4,254 56,153
HBT Financial, Inc. 1,371 30,738
Heartland Financial USA, Inc. 4,538 253,039
Heritage Commerce Corp. 6,378 64,928
Heritage Financial Corp. 3,667 83,754
Hilltop Holdings, Inc. 4,989 163,889
Hingham Institution For Savings
(The)(a) 167 42,914
Home Bancorp, Inc. 763 34,076
Home BancShares, Inc. 20,179 561,783
HomeStreet, Inc. 1,959 31,344
HomeTrust Bancshares, Inc. 1,579 57,570
Hope Bancorp, Inc. 12,412 158,749
Horizon Bancorp, Inc. 4,639 74,317
Independent Bank Corp. 2,134 72,300
Independent Bank Corp. 4,543 287,617
Independent Bank Group, Inc. 3,880 225,894
International Bancshares Corp. 5,790 365,812
Investar Holding Corp. 990 18,434
John Marshall Bancorp, Inc. 1,342 26,827
Kearny Financial Corp. 5,862 39,920
Lakeland Financial Corp. 2,664 181,552
LCNB Corp. 1,327 21,232
LINKBANCORP, Inc. 2,369 14,901
Live Oak Bancshares, Inc. 3,713 159,622
Mercantile Bank Corp. 1,686 77,522
Metrocity Bankshares, Inc. 1,978 60,626
Metropolitan Bank Holding
Corp.* 1,134 58,639
Mid Penn Bancorp, Inc. 1,600 48,336
Middlefield Banc Corp. 779 21,789
Midland States Bancorp, Inc. 2,249 51,210
MidWestOne Financial Group,
Inc. 1,558 45,525
MVB Financial Corp. 1,229 25,809
National Bank Holdings Corp.,
Class
a
A 3,953 173,181
National Bankshares, Inc. 614 18,543
NB Bancorp, Inc.* 4,169 78,711
NBT Bancorp, Inc. 4,928 241,275
New York Community Bancorp,
Inc. 27,154 294,349
Nicolet Bankshares, Inc. 1,423 139,881
Northeast Bank 713 50,630
Northeast Community Bancorp,
Inc. 1,317 30,080
Northfield Bancorp, Inc. 4,200 50,904
Northrim Bancorp, Inc. 570 39,313
Northwest Bancshares, Inc. 13,644 188,969
Norwood Financial Corp.(a) 801 21,819
Oak Valley Bancorp 728 19,416
OceanFirst Financial Corp. 6,156 110,008
OFG Bancorp 4,977 228,892
Old National Bancorp 33,691 668,766
Old Second Bancorp, Inc. 4,665 79,445
Orange County Bancorp, Inc. 548 31,483
Origin Bancorp, Inc. 3,143 105,196

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Orrstown Financial Services,
Inc. 1,964 $ 70,311
Pacific Premier Bancorp, Inc. 10,261 263,708
Park National Corp. 1,546 271,771
Parke Bancorp, Inc. 1,126 23,083
Pathward Financial, Inc. 2,735 188,223
PCB Bancorp 1,168 22,496
Peapack-Gladstone Financial
Corp. 1,793 51,208
Peoples Bancorp of North
Carolina, Inc. 488 14,206
Peoples Bancorp, Inc. 3,703 118,496
Peoples Financial Services
Corp. 985 46,896
Pioneer Bancorp, Inc.* 1,249 13,739
Plumas Bancorp 588 23,985
Ponce Financial Group, Inc.* 2,069 23,462
Preferred Bank 1,328 110,025
Premier Financial Corp. 3,783 94,802
Primis Financial Corp. 2,164 26,293
Princeton Bancorp, Inc. 542 20,184
Provident Bancorp, Inc.* 1,678 18,508
Provident Financial Services,
Inc. 13,479 257,045
QCR Holdings, Inc. 1,755 135,363
RBB Bancorp 1,822 41,833
Red River Bancshares, Inc. 505 26,821
Renasant Corp. 5,927 207,445
Republic Bancorp, Inc., Class
a
A 887 56,679
S&T Bancorp, Inc. 4,083 175,447
Sandy Spring Bancorp, Inc. 4,706 147,298
Seacoast Banking Corp. of
Florida 9,046 247,499
ServisFirst Bancshares, Inc. 5,431 440,237
Shore Bancshares, Inc. 3,282 46,604
Sierra Bancorp 1,413 42,574
Simmons First National Corp.,
Class
a
A 13,288 284,629
SmartFinancial, Inc. 1,700 49,691
South Plains Financial, Inc. 1,259 43,952
Southern First Bancshares,
Inc.* 823 26,731
Southern Missouri Bancorp,
Inc. 1,019 58,929
Southern States Bancshares,
Inc. 893 27,879
Southside Bancshares, Inc. 3,076 105,291
SouthState Corp. 8,143 790,604
Stellar Bancorp, Inc. 5,261 143,467
Sterling Bancorp, Inc.* 2,279 13,195
Stock Yards Bancorp, Inc. 2,743 166,226
Texas Capital Bancshares, Inc.* 4,963 333,613
Third Coast Bancshares, Inc.* 1,213 31,065
Timberland Bancorp, Inc. 806 25,171
Tompkins Financial Corp. 1,361 83,484
Towne Bank 7,527 260,811
TriCo Bancshares 3,427 155,791
Triumph Financial, Inc.* 2,364 198,529
TrustCo Bank Corp. 1,989 69,297
Trustmark Corp. 6,514 216,981
UMB Financial Corp. 4,802 497,439
Investments
Shares Value
Common Stocks (continued)
United Bankshares, Inc. 14,156 $ 550,244
United Community Banks, Inc. 12,804 390,138
Unity Bancorp, Inc. 772 26,194
Univest Financial Corp. 3,099 88,198
USCB Financial Holdings, Inc. 1,122 16,751
Valley National Bancorp 46,210 401,103
Veritex Holdings, Inc. 5,620 141,568
Virginia National Bankshares
Corp. 498 19,781
WaFd, Inc. 7,150 262,191
Washington Trust Bancorp, Inc. 1,811 59,401
WesBanco, Inc. 6,163 198,510
West Bancorp, Inc. 1,727 34,454
Westamerica Bancorp 2,752 142,526
WSFS Financial Corp. 6,418 351,321
28,751,100
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The)* 5,690 36,018
MGP Ingredients, Inc. 1,517 135,908
National Beverage Corp. 2,517 113,668
Primo Water Corp. 16,906 373,622
Vita Coco Co., Inc. (The)* 4,200 109,704
768,920
Biotechnology — 5.1%
2seventy bio, Inc.*(a) 5,234 25,490
4D Molecular Therapeutics,
Inc.* 5,335 80,078
89bio, Inc.* 8,675 82,412
Absci Corp.* 8,553 37,633
ACADIA Pharmaceuticals, Inc.* 12,811 212,406
ACELYRIN, Inc.* 7,815 37,356
Achieve Life Sciences, Inc.* 3,686 16,182
Acrivon Therapeutics, Inc.* 1,264 11,995
Actinium Pharmaceuticals, Inc.* 3,217 6,402
Acumen Pharmaceuticals, Inc.* 4,492 12,308
ADC Therapeutics SA*(a) 7,495 21,735
ADMA Biologics, Inc.* 24,115 417,431
Adverum Biotechnologies, Inc.* 2,229 15,469
Aerovate Therapeutics, Inc.* 1,445 2,789
Agenus, Inc.*(a) 2,173 11,191
Agios Pharmaceuticals, Inc.* 6,049 277,710
Akebia Therapeutics, Inc.*(a) 22,276 34,528
Akero Therapeutics, Inc.* 7,258 197,418
Aldeyra Therapeutics, Inc.* 5,333 30,691
Alector, Inc.* 8,641 45,624
Alkermes plc* 18,030 512,953
Allogene Therapeutics, Inc.* 11,263 29,622
Altimmune, Inc.*(a) 7,602 50,933
ALX Oncology Holdings, Inc.* 3,536 8,203
Amicus Therapeutics, Inc.* 31,415 364,728
AnaptysBio, Inc.* 2,095 79,799
Anavex Life Sciences Corp.*(a) 7,792 46,908
Anika Therapeutics, Inc.* 1,568 40,298
Annexon, Inc.* 9,018 51,403
Apogee Therapeutics, Inc.* 3,872 198,130
Applied Therapeutics, Inc.* 10,296 65,277
Arbutus Biopharma Corp.* 14,934 57,795
Arcellx, Inc.* 4,618 317,441

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Arcturus Therapeutics Holdings,
Inc.* 2,451 $ 51,716
Arcus Biosciences, Inc.* 5,824 99,707
Arcutis Biotherapeutics, Inc.* 11,377 123,782
Ardelyx, Inc.* 24,881 153,765
ArriVent Biopharma, Inc.* 1,048 28,013
Arrowhead Pharmaceuticals,
Inc.* 12,782 304,595
ARS Pharmaceuticals, Inc.*(a) 5,270 68,405
Astria Therapeutics, Inc.* 4,822 58,973
Atossa Therapeutics, Inc.*(a) 13,545 18,557
Aura Biosciences, Inc.* 4,964 39,464
Aurinia Pharmaceuticals, Inc.* 15,370 104,670
Avid Bioservices, Inc.* 6,657 70,165
Avidity Biosciences, Inc.* 11,556 508,464
Avita Medical, Inc.* 2,736 25,609
Beam Therapeutics, Inc.* 8,187 218,429
BioCryst Pharmaceuticals, Inc.* 22,125 192,266
Biohaven Ltd.* 8,039 316,737
Biomea Fusion, Inc.* 2,960 21,697
Black Diamond Therapeutics,
Inc.* 3,974 24,241
Bluebird Bio, Inc.*(a) 20,520 11,522
Blueprint Medicines Corp.* 6,729 642,889
Boundless Bio, Inc.* 677 2,451
Bridgebio Pharma, Inc.* 15,050 419,142
C4 Therapeutics, Inc.*(a) 6,276 39,664
Cabaletta Bio, Inc.* 4,605 25,926
Candel Therapeutics, Inc.* 2,124 14,337
Capricor Therapeutics, Inc.*(a) 2,717 12,417
Cardiff Oncology, Inc.*(a) 4,197 9,695
CareDx, Inc.* 5,340 164,098
Cargo Therapeutics, Inc.* 2,104 39,681
Caribou Biosciences, Inc.* 8,810 19,030
Cartesian Therapeutics, Inc.*(a) 776 10,833
Catalyst Pharmaceuticals, Inc.* 12,460 252,315
Celcuity, Inc.* 2,502 39,932
Celldex Therapeutics, Inc.* 6,918 285,921
Century Therapeutics, Inc.* 4,913 8,647
CervoMed, Inc.* 578 10,762
CG oncology, Inc.* 2,492 91,905
Cibus, Inc., Class
a
A*(a) 1,600 10,832
Cogent Biosciences, Inc.* 9,825 105,520
Coherus Biosciences, Inc.* 11,788 16,385
Compass Therapeutics, Inc.* 10,923 17,258
Corbus Pharmaceuticals
Holdings, Inc.* 1,088 66,564
Crinetics Pharmaceuticals, Inc.* 8,332 442,096
Cullinan Therapeutics, Inc.* 4,137 81,085
Cytokinetics, Inc.* 11,958 682,563
Day One Biopharmaceuticals,
Inc.* 5,556 76,895
Denali Therapeutics, Inc.* 13,309 325,272
Design Therapeutics, Inc.* 3,362 15,969
Dianthus Therapeutics, Inc.*(a) 2,561 73,834
Disc Medicine, Inc.* 1,761 89,494
Dynavax Technologies Corp.* 14,107 158,281
Dyne Therapeutics, Inc.* 8,640 398,218
Editas Medicine, Inc.* 8,874 33,189
Elevation Oncology, Inc.* 5,588 4,347
Investments
Shares Value
Common Stocks (continued)
Eliem Therapeutics, Inc.*(a) 782 $ 5,466
Enanta Pharmaceuticals, Inc.* 2,150 27,692
Entrada Therapeutics, Inc.* 2,646 46,834
Erasca, Inc.* 12,075 34,897
Fate Therapeutics, Inc.* 10,718 39,335
Fennec Pharmaceuticals, Inc.* 2,512 13,992
Fibrobiologics, Inc.*(a) 2,725 4,414
Foghorn Therapeutics, Inc.* 2,703 22,381
G1 Therapeutics, Inc.* 5,285 37,576
Galectin Therapeutics, Inc.* 2,180 5,875
Generation Bio Co.* 5,295 13,979
Geron Corp.* 61,651 292,842
Greenwich Lifesciences, Inc.*(a) 639 8,959
Gyre Therapeutics, Inc.* 746 10,272
Halozyme Therapeutics, Inc.* 13,356 852,781
Heron Therapeutics, Inc.*(a) 12,571 24,262
HilleVax, Inc.*(a) 3,377 6,315
Humacyte, Inc.* 9,415 56,961
Ideaya Biosciences, Inc.* 8,775 346,612
IGM Biosciences, Inc.*(a) 1,625 16,559
ImmunityBio, Inc.*(a) 15,173 59,933
Immunome, Inc.*(a) 5,500 83,490
Immunovant, Inc.* 6,217 192,105
Inhibrx Biosciences, Inc.* 1,122 16,336
Inmune Bio, Inc.*(a) 1,305 8,639
Inovio Pharmaceuticals, Inc.* 2,719 19,631
Inozyme Pharma, Inc.* 5,534 30,658
Insmed, Inc.* 16,629 1,271,633
Intellia Therapeutics, Inc.* 10,311 231,379
Invivyd, Inc.* 8,492 7,220
Iovance Biotherapeutics, Inc.* 27,107 316,068
Ironwood Pharmaceuticals,
Inc., Class
a
A* 15,147 76,644
iTeos Therapeutics, Inc.* 2,775 46,759
Janux Therapeutics, Inc.* 3,001 140,987
Jasper Therapeutics, Inc.
(Registered)* 1,211 26,400
KalVista Pharmaceuticals, Inc.* 4,079 54,618
Keros Therapeutics, Inc.* 3,153 142,989
Kiniksa Pharmaceuticals
International plc, Class
a
A* 3,994 106,800
Kodiak Sciences, Inc.* 3,496 8,775
Korro Bio, Inc.*(a) 654 31,209
Krystal Biotech, Inc.* 2,655 518,044
Kura Oncology, Inc.* 7,764 163,510
Kymera Therapeutics, Inc.* 4,761 230,242
Kyverna Therapeutics, Inc.* 1,799 14,446
Larimar Therapeutics, Inc.* 4,505 35,635
LENZ Therapeutics, Inc. 1,346 31,483
Lexeo Therapeutics, Inc.* 1,096 12,615
Lexicon Pharmaceuticals,
Inc.*(a) 12,291 21,263
Lineage Cell Therapeutics,
Inc.*(a) 15,820 13,983
Lyell Immunopharma, Inc.* 17,207 24,950
MacroGenics, Inc.* 6,585 23,113
Madrigal Pharmaceuticals, Inc.* 1,878 464,110
MannKind Corp.* 28,389 177,715
MeiraGTx Holdings plc* 4,153 16,903
Mersana Therapeutics, Inc.* 12,150 19,197

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Metagenomi, Inc.* 677 $ 2,011
MiMedx Group, Inc.* 12,692 86,813
Mineralys Therapeutics, Inc.* 3,056 37,925
Mirum Pharmaceuticals, Inc.* 4,198 180,976
Monte Rosa Therapeutics, Inc.* 3,265 20,145
Myriad Genetics, Inc.* 9,573 271,203
Neurogene, Inc.*(a) 1,103 41,274
Nkarta, Inc.* 5,665 30,081
Novavax, Inc.* 15,122 187,210
Nurix Therapeutics, Inc.* 6,483 163,372
Nuvalent, Inc., Class
a
A* 3,420 291,145
Ocugen, Inc.*(a) 27,399 35,619
Olema Pharmaceuticals, Inc.* 4,275 50,445
Organogenesis Holdings, Inc.,
Class
a
A* 7,727 22,254
ORIC Pharmaceuticals, Inc.* 6,591 68,349
Outlook Therapeutics, Inc.*(a) 840 6,174
Ovid therapeutics, Inc.* 6,307 7,127
PepGen, Inc.* 1,665 16,034
Perspective Therapeutics, Inc.* 5,042 79,664
Poseida Therapeutics, Inc.,
Class
a
A* 7,351 21,024
Praxis Precision Medicines,
Inc.* 1,846 98,115
Precigen, Inc.* 13,555 14,910
Prelude Therapeutics, Inc.* 1,414 7,353
Prime Medicine, Inc.*(a) 6,072 25,988
ProKidney Corp., Class
a
A*(a) 6,750 16,200
Protagonist Therapeutics, Inc.* 6,257 268,363
Prothena Corp. plc* 4,551 101,351
PTC Therapeutics, Inc.* 8,153 287,964
Puma Biotechnology, Inc.* 4,430 11,075
Pyxis Oncology, Inc.* 5,229 19,818
Q32 Bio, Inc.* 646 28,088
RAPT Therapeutics, Inc.* 3,214 6,605
Recursion Pharmaceuticals,
Inc., Class
a
A*(a) 22,133 161,128
REGENXBIO, Inc.* 4,931 60,257
Regulus Therapeutics, Inc.* 6,763 11,362
Relay Therapeutics, Inc.* 10,649 72,307
Renovaro, Inc.*(a) 5,221 3,125
Replimune Group, Inc.* 5,386 54,776
REVOLUTION Medicines, Inc.* 16,314 695,466
Rhythm Pharmaceuticals, Inc.* 5,862 277,214
Rigel Pharmaceuticals, Inc.* 1,865 25,066
Rocket Pharmaceuticals, Inc.* 7,044 132,779
Sage Therapeutics, Inc.* 5,764 48,591
Sana Biotechnology, Inc.* 14,153 85,626
Savara, Inc.* 10,383 44,335
Scholar Rock Holding Corp.* 7,336 68,225
Sera Prognostics, Inc., Class
a
A* 2,955 21,719
Shattuck Labs, Inc.*(a) 4,190 15,042
Skye Bioscience, Inc.* 1,843 11,408
Soleno Therapeutics, Inc.* 2,353 115,179
Solid Biosciences, Inc.* 2,411 21,530
SpringWorks Therapeutics, Inc.* 7,357 306,860
Spyre Therapeutics, Inc.* 3,706 106,547
Stoke Therapeutics, Inc.* 3,808 55,406
Summit Therapeutics, Inc.*(a) 9,373 121,662
Sutro Biopharma, Inc.* 8,766 40,061
Investments
Shares Value
Common Stocks (continued)
Syndax Pharmaceuticals, Inc.* 8,798 $ 180,799
Tango Therapeutics, Inc.* 5,109 60,439
Taysha Gene Therapies, Inc.* 17,128 38,367
Tenaya Therapeutics, Inc.* 5,906 15,828
Tevogen Bio Holdings, Inc.* 2,346 1,224
TG Therapeutics, Inc.* 14,950 351,175
Tourmaline Bio, Inc.(a) 2,469 41,603
Travere Therapeutics, Inc.* 7,890 74,718
TScan Therapeutics, Inc.* 4,112 23,151
Twist Bioscience Corp.* 6,156 266,185
Tyra Biosciences, Inc.*(a) 2,173 49,457
UroGen Pharma Ltd.*(a) 3,677 51,147
Vanda Pharmaceuticals, Inc.* 6,104 32,290
Vaxcyte, Inc.* 11,690 944,084
Vera Therapeutics, Inc.,
Class
a
A* 4,173 157,823
Veracyte, Inc.* 8,225 259,499
Verastem, Inc.*(a) 2,721 6,802
Vericel Corp.* 5,187 267,909
Verve Therapeutics, Inc.* 7,603 50,940
Vir Biotechnology, Inc.* 9,586 79,180
Viridian Therapeutics, Inc.* 6,703 98,400
Voyager Therapeutics, Inc.* 4,926 32,315
Werewolf Therapeutics, Inc.* 3,267 7,057
X4 Pharmaceuticals, Inc.* 17,994 12,596
XBiotech, Inc.* 1,982 12,685
Xencor, Inc.* 6,362 111,271
XOMA Royalty Corp.* 859 25,126
Y-mAbs Therapeutics, Inc.* 3,937 56,338
Zentalis Pharmaceuticals, Inc.* 6,118 21,229
Zura Bio Ltd., Class
a
A*(a) 2,142 8,846
Zymeworks, Inc.* 5,984 70,192
25,505,069
Broadline Retail — 0.0%(c)
1stdibs.com, Inc.* 2,723 13,370
ContextLogic, Inc., Class
a
A* 1 6
Groupon, Inc., Class
a
A*(a) 2,451 33,995
Qurate Retail, Inc., Class
a
B* 105 416
Savers Value Village, Inc.* 2,506 22,178
69,965
Building Products — 0.8%
American Woodmark Corp.* 1,695 151,889
Apogee Enterprises, Inc. 2,344 156,532
AZZ, Inc. 3,144 261,486
Caesarstone Ltd.* 2,216 10,858
CSW Industrials, Inc. 1,659 560,128
Gibraltar Industries, Inc.* 3,274 228,100
Griffon Corp. 4,137 273,828
Insteel Industries, Inc. 2,006 69,006
Janus International Group, Inc.* 15,192 166,960
JELD-WEN Holding, Inc.* 9,197 130,965
Masterbrand, Inc.* 13,563 217,551
Quanex Building Products
Corp. 4,741 130,994
Resideo Technologies, Inc.* 15,635 315,202
Tecnoglass, Inc. 2,407 149,162
UFP Industries, Inc. 6,481 788,543

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Zurn Elkay Water Solutions
Corp. 15,583 $ 505,357
4,116,561
Capital Markets — 1.0%
AlTi Global, Inc.* 3,610 14,512
Artisan Partners Asset
Management, Inc., Class
a
A 6,743 280,441
AssetMark Financial Holdings,
Inc.* 2,442 85,836
B Riley Financial, Inc.(a) 2,185 10,739
BGC Group, Inc., Class
a
A 39,567 390,922
Brightsphere Investment Group,
Inc. 2,961 72,219
Cohen & Steers, Inc. 2,945 263,165
Diamond Hill Investment Group,
Inc. 290 45,829
Donnelley Financial Solutions,
Inc.* 2,801 186,715
Forge Global Holdings, Inc.* 12,283 17,196
GCM Grosvenor, Inc., Class
a
A 4,437 48,319
Hamilton Lane, Inc., Class
a
A 4,113 628,631
MarketWise, Inc. 4,129 3,266
Moelis & Co., Class
a
A 7,569 505,533
Open Lending Corp.* 10,940 63,014
P10, Inc., Class
a
A 4,457 44,793
Patria Investments Ltd., Class
a
A 5,888 67,830
Perella Weinberg Partners,
Class
a
A 5,625 109,969
Piper Sandler Cos. 1,860 507,222
PJT Partners, Inc., Class
a
A 2,530 312,455
Silvercrest Asset Management
Group, Inc., Class
a
A 1,020 16,524
StepStone Group, Inc., Class
a
A 5,734 313,650
StoneX Group, Inc.* 2,932 242,946
Value Line, Inc. 84 3,483
Victory Capital Holdings, Inc.,
Class
a
A 4,404 240,326
Virtus Investment Partners, Inc. 722 152,819
WisdomTree, Inc. 14,939 151,481
4,779,835
Chemicals — 1.1%
AdvanSix, Inc. 2,736 80,876
American Vanguard Corp. 2,699 15,492
Arcadium Lithium plc* 116,028 314,436
Arq, Inc.* 2,649 18,066
ASP Isotopes, Inc.*(a) 4,244 10,058
Aspen Aerogels, Inc.* 6,239 178,997
Avient Corp. 9,671 475,136
Balchem Corp. 3,459 612,347
Cabot Corp. 5,806 610,269
Core Molding Technologies,
Inc.* 809 14,441
Ecovyst, Inc.* 12,460 89,463
Hawkins, Inc. 2,071 262,333
HB Fuller Co. 5,860 501,968
Ingevity Corp.* 3,898 154,088
Innospec, Inc. 2,669 307,629
Intrepid Potash, Inc.* 1,170 28,876
Koppers Holdings, Inc. 2,189 86,641
Investments
Shares Value
Common Stocks (continued)
Kronos Worldwide, Inc. 2,332 $ 26,958
LSB Industries, Inc.* 5,711 45,288
Mativ Holdings, Inc. 5,780 109,589
Minerals Technologies, Inc. 3,437 264,993
Northern Technologies
International Corp. 840 11,037
Orion SA 6,163 114,940
Perimeter Solutions SA* 14,326 167,757
PureCycle Technologies, Inc.*(a) 13,199 80,514
Quaker Chemical Corp. 1,496 253,228
Rayonier Advanced Materials,
Inc.* 6,851 54,671
Sensient Technologies Corp. 4,511 351,136
Stepan Co. 2,286 177,462
Tronox Holdings plc 12,717 177,148
Valhi, Inc. 260 7,594
5,603,431
Commercial Services & Supplies — 1.0%
ABM Industries, Inc. 6,770 386,905
ACCO Brands Corp. 10,009 54,849
ACV Auctions, Inc., Class
a
A* 15,847 296,497
Aris Water Solutions, Inc.,
Class
a
A 2,871 48,290
Bridger Aerospace Group
Holdings, Inc.*(a) 960 2,582
BrightView Holdings, Inc.* 4,733 75,586
Brink's Co. (The) 4,812 533,795
Casella Waste Systems, Inc.,
Class
a
A* 6,127 660,858
CECO Environmental Corp.* 3,132 90,671
Cimpress plc* 1,934 191,234
CompX International, Inc. 167 4,988
CoreCivic, Inc.* 11,811 162,756
Deluxe Corp. 4,741 97,617
Driven Brands Holdings, Inc.* 6,414 91,977
Ennis, Inc. 2,723 65,107
Enviri Corp.* 8,486 101,408
GEO Group, Inc. (The)* 13,304 184,526
Healthcare Services Group,
Inc.* 7,880 85,813
HNI Corp. 5,029 270,812
Interface, Inc., Class
a
A 6,145 116,018
LanzaTech Global, Inc.* 11,970 17,835
Liquidity Services, Inc.* 2,297 50,006
Matthews International Corp.,
Class
a
A 3,182 80,600
MillerKnoll, Inc. 7,664 225,705
Montrose Environmental Group,
Inc.* 3,403 111,959
NL Industries, Inc. 901 5,965
OPENLANE, Inc.* 11,496 199,226
Perma-Fix Environmental
Services, Inc.* 1,347 14,817
Pitney Bowes, Inc. 17,193 121,555
Quad/Graphics, Inc. 3,221 15,106
Quest Resource Holding Corp.* 1,846 16,319
Steelcase, Inc., Class
a
A 9,912 140,156
UniFirst Corp. 1,610 305,401
Viad Corp.* 2,189 75,323
Virco Mfg. Corp. 1,120 17,394

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
VSE Corp. 1,464 $ 136,196
5,055,852
Communications Equipment — 0.4%
ADTRAN Holdings, Inc.* 8,434 47,062
Applied Optoelectronics, Inc.*(a) 3,962 44,969
Aviat Networks, Inc.* 1,219 33,461
Calix, Inc.* 6,294 234,389
Clearfield, Inc.* 1,336 49,833
CommScope Holding Co., Inc.* 22,603 87,248
Digi International, Inc.* 3,825 112,684
Extreme Networks, Inc.* 13,453 211,885
Harmonic, Inc.* 11,824 170,857
Infinera Corp.* 21,330 134,166
NETGEAR, Inc.* 3,023 49,063
NetScout Systems, Inc.* 7,407 159,102
Ribbon Communications, Inc.* 9,698 33,070
Viasat, Inc.* 12,992 203,974
Viavi Solutions, Inc.* 23,576 202,989
1,774,752
Construction & Engineering — 0.9%
Ameresco, Inc., Class
a
A* 3,447 104,961
Arcosa, Inc. 5,194 475,199
Argan, Inc. 1,327 105,244
Bowman Consulting Group
Ltd., Class
a
A* 1,429 34,296
Centuri Holdings, Inc.* 1,467 25,086
Concrete Pumping Holdings,
Inc.* 2,548 16,536
Construction Partners, Inc.,
Class
a
A* 4,598 303,376
Dycom Industries, Inc.* 3,040 534,918
Fluor Corp.* 18,282 915,380
Granite Construction, Inc. 4,717 354,530
Great Lakes Dredge & Dock
Corp.* 7,062 70,267
IES Holdings, Inc.* 893 166,571
Limbach Holdings, Inc.* 1,094 70,705
Matrix Service Co.* 2,831 28,197
MYR Group, Inc.* 1,782 179,626
Northwest Pipe Co.* 1,037 45,607
Orion Group Holdings, Inc.* 3,281 24,804
Primoris Services Corp. 5,722 322,950
Southland Holdings, Inc.* 1,077 4,416
Sterling Infrastructure, Inc.* 3,237 386,919
Tutor Perini Corp.* 4,630 110,981
4,280,569
Construction Materials — 0.2%
Knife River Corp.* 6,083 479,766
Smith-Midland Corp.* 484 16,800
Summit Materials, Inc., Class
a
A* 12,966 525,123
United States Lime & Minerals,
Inc. 1,129 92,273
1,113,962
Consumer Finance — 0.5%
Atlanticus Holdings Corp.* 592 20,927
Bread Financial Holdings, Inc. 5,324 309,697
Investments
Shares Value
Common Stocks (continued)
Consumer Portfolio Services,
Inc.* 911 $ 7,516
Encore Capital Group, Inc.* 2,510 125,701
Enova International, Inc.* 2,802 240,215
FirstCash Holdings, Inc. 4,192 503,417
Green Dot Corp., Class
a
A* 5,693 63,591
LendingClub Corp.* 11,700 142,155
LendingTree, Inc.* 1,066 61,753
Medallion Financial Corp. 2,007 16,217
Moneylion, Inc.* 913 42,381
Navient Corp. 8,647 146,394
Nelnet, Inc., Class
a
A 1,550 179,149
NerdWallet, Inc., Class
a
A* 4,143 53,569
OppFi, Inc. 1,937 9,240
PRA Group, Inc.* 4,148 96,731
PROG Holdings, Inc. 4,536 212,103
Regional Management Corp. 867 29,071
Upstart Holdings, Inc.* 8,246 350,455
World Acceptance Corp.* 381 44,901
2,655,183
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 3,497 178,242
Chefs' Warehouse, Inc. (The)* 3,750 160,613
HF Foods Group, Inc.* 4,262 15,130
Ingles Markets, Inc., Class
a
A 1,552 114,848
Natural Grocers by Vitamin
Cottage, Inc. 999 26,593
PriceSmart, Inc. 2,683 240,343
SpartanNash Co. 3,671 81,092
Sprouts Farmers Market, Inc.* 10,788 1,122,492
United Natural Foods, Inc.* 6,290 95,168
Village Super Market, Inc.,
Class
a
A 929 29,867
Weis Markets, Inc. 1,763 119,144
2,183,532
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA 15,472 55,390
Greif, Inc., Class
a
A 2,669 166,866
Greif, Inc., Class
a
B 514 34,644
Myers Industries, Inc. 3,932 60,120
O-I Glass, Inc.* 16,588 210,502
Pactiv Evergreen, Inc. 4,333 51,129
Ranpak Holdings Corp.,
Class
a
A* 4,600 32,614
TriMas Corp. 4,346 110,866
722,131
Distributors — 0.0%(c)
A-Mark Precious Metals, Inc. 1,876 73,108
GigaCloud Technology, Inc.,
Class
a
A*(a) 2,515 48,892
Weyco Group, Inc. 648 21,630
143,630
Diversified Consumer Services — 0.5%
Adtalem Global Education, Inc.* 4,184 316,771
American Public Education,
Inc.* 1,682 28,123

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Carriage Services, Inc., Class
a
A 1,464 $ 48,532
Chegg, Inc.* 10,630 22,961
Coursera, Inc.* 14,731 119,321
European Wax Center, Inc.,
Class
a
A* 3,627 25,026
Frontdoor, Inc.* 8,406 404,160
Graham Holdings Co., Class
a
B 352 279,907
Laureate Education, Inc. 14,363 221,477
Lincoln Educational Services
Corp.* 2,794 34,785
Mister Car Wash, Inc.* 10,027 65,276
Nerdy, Inc.*(a) 7,794 8,417
OneSpaWorld Holdings Ltd. 10,757 170,714
Perdoceo Education Corp. 7,016 157,439
Strategic Education, Inc. 2,378 229,477
Stride, Inc.* 4,559 375,388
Udemy, Inc.* 10,238 86,716
Universal Technical Institute,
Inc.* 4,228 73,779
2,668,269
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 7,793 154,224
Alpine Income Property Trust,
Inc., REIT 1,341 25,533
American Assets Trust, Inc.,
REIT 5,129 139,765
Armada Hoffler Properties, Inc.,
REIT 7,105 87,463
Broadstone Net Lease, Inc.,
REIT 20,198 369,623
CTO Realty Growth, Inc., REIT 2,364 44,963
Empire State Realty Trust, Inc.,
Class
a
A, REIT 14,353 154,869
Essential Properties Realty
Trust, Inc., REIT 18,788 599,525
Gladstone Commercial Corp.,
REIT 4,294 65,655
Global Net Lease, Inc., REIT 21,502 185,347
NexPoint Diversified Real
Estate Trust, REIT 3,416 20,154
One Liberty Properties, Inc.,
REIT 1,698 45,422
1,892,543
Diversified Telecommunication Services — 0.4%
Anterix, Inc.* 1,352 47,955
AST SpaceMobile, Inc.,
Class
a
A*(a) 12,631 366,804
ATN International, Inc. 1,135 30,373
Bandwidth, Inc., Class
a
A* 2,647 45,423
Cogent Communications
Holdings, Inc. 4,717 330,096
Consolidated Communications
Holdings, Inc.* 8,227 37,597
Globalstar, Inc.* 78,106 97,632
IDT Corp., Class
a
B 1,653 63,409
Liberty Latin America Ltd.,
Class
a
A* 3,555 33,666
Liberty Latin America Ltd.,
Class
a
C* 14,415 136,510
Investments
Shares Value
Common Stocks (continued)
Lumen Technologies, Inc.* 108,372 $ 568,953
Shenandoah
Telecommunications Co. 5,215 78,851
1,837,269
Electric Utilities — 0.4%
ALLETE, Inc. 6,220 395,281
Genie Energy Ltd., Class
a
B 1,381 23,118
Hawaiian Electric Industries,
Inc.* 11,909 127,784
MGE Energy, Inc. 3,901 338,236
Otter Tail Corp. 4,428 374,387
Portland General Electric Co. 10,882 523,533
TXNM Energy, Inc. 9,642 395,129
2,177,468
Electrical Equipment — 0.7%
Allient, Inc. 1,558 33,092
American Superconductor
Corp.* 3,652 73,843
Amprius Technologies, Inc.*(a) 1,501 1,606
Array Technologies, Inc.* 16,353 109,729
Atkore, Inc. 3,932 366,974
Blink Charging Co.*(a) 10,301 19,160
Bloom Energy Corp.,
Class
a
A*(a) 21,297 253,647
ChargePoint Holdings, Inc.*(a) 41,564 78,140
Energy Vault Holdings, Inc.*(a) 11,036 11,146
EnerSys 4,284 434,098
Enovix Corp.*(a) 15,914 151,501
Fluence Energy, Inc.* 6,517 119,717
Freyr Battery, Inc.*(a) 12,004 14,765
FuelCell Energy, Inc.*(a) 48,568 19,660
GrafTech International Ltd.*(a) 27,719 19,010
LSI Industries, Inc. 2,998 47,698
Net Power, Inc.* 2,265 19,185
NEXTracker, Inc., Class
a
A* 12,483 507,684
NuScale Power Corp.,
Class
a
A*(a) 8,311 68,400
Plug Power, Inc.*(a) 67,573 127,037
Powell Industries, Inc. 1,001 167,607
Preformed Line Products Co. 262 31,422
SES AI Corp.* 13,945 14,921
Shoals Technologies Group,
Inc., Class
a
A* 18,363 98,977
SolarMax Technology, Inc.* 545 599
Solidion Technology, Inc.* 949 308
Stem, Inc.*(a) 16,254 9,478
Sunrun, Inc.* 23,403 480,230
Thermon Group Holdings, Inc.* 3,571 112,236
TPI Composites, Inc.* 4,939 21,386
Ultralife Corp.* 1,076 11,255
Vicor Corp.* 2,403 92,515
3,517,026
Electronic Equipment, Instruments & Components — 1.7%
908 Devices, Inc.* 2,542 10,041
Advanced Energy Industries,
Inc. 4,008 425,209
Aeva Technologies, Inc.*(a) 2,439 8,049

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Arlo Technologies, Inc.* 10,186 $ 119,584
Badger Meter, Inc. 3,148 651,447
Bel Fuse, Inc., Class
a
A 184 15,853
Bel Fuse, Inc., Class
a
B 1,106 75,020
Belden, Inc. 4,341 465,702
Benchmark Electronics, Inc. 3,822 162,473
Climb Global Solutions, Inc. 450 42,741
CTS Corp. 3,258 160,456
Daktronics, Inc.* 3,964 57,280
ePlus, Inc.* 2,817 270,319
Evolv Technologies Holdings,
Inc.* 13,991 55,124
Fabrinet* 3,903 950,966
FARO Technologies, Inc.* 1,896 34,128
Insight Enterprises, Inc.* 2,989 648,822
Iteris, Inc.* 4,554 32,106
Itron, Inc.* 4,917 502,616
Kimball Electronics, Inc.* 2,624 48,413
Knowles Corp.* 9,450 174,352
Lightwave Logic, Inc.*(a) 12,856 37,925
Methode Electronics, Inc. 3,634 37,866
MicroVision, Inc.*(a) 22,091 20,947
Mirion Technologies, Inc.,
Class
a
A* 21,401 231,987
Napco Security Technologies,
Inc. 3,767 174,713
nLight, Inc.* 4,924 58,793
Novanta, Inc.* 3,843 704,345
OSI Systems, Inc.* 1,733 259,725
Ouster, Inc.* 4,630 32,827
PAR Technology Corp.* 3,610 194,904
PC Connection, Inc. 1,241 90,692
Plexus Corp.* 2,909 372,672
Powerfleet, Inc.* 9,687 48,338
Richardson Electronics Ltd. 1,315 15,583
Rogers Corp.* 2,014 216,022
Sanmina Corp.* 5,868 407,122
ScanSource, Inc.* 2,675 136,264
SmartRent, Inc., Class
a
A* 20,684 35,163
TTM Technologies, Inc.* 10,810 210,254
Vishay Intertechnology, Inc. 13,524 272,509
Vishay Precision Group, Inc.* 1,296 35,783
8,505,135
Energy Equipment & Services — 1.3%
Archrock, Inc. 16,529 334,382
Atlas Energy Solutions, Inc.,
Class
a
A 7,271 153,345
Borr Drilling Ltd. 25,380 154,057
Bristow Group, Inc., Class
a
A* 2,632 104,780
Cactus, Inc., Class
a
A 7,016 417,592
ChampionX Corp. 20,427 635,893
Core Laboratories, Inc. 5,027 98,328
Diamond Offshore Drilling, Inc.* 10,951 157,037
DMC Global, Inc.* 2,102 26,002
Drilling Tools International
Corp.* 1,259 5,175
Dril-Quip, Inc.* 3,661 59,711
Expro Group Holdings NV* 10,142 201,420
Investments
Shares Value
Common Stocks (continued)
Forum Energy Technologies,
Inc.* 1,255 $ 21,774
Geospace Technologies Corp.* 1,346 13,891
Helix Energy Solutions Group,
Inc.* 15,427 173,091
Helmerich & Payne, Inc. 10,348 337,655
Kodiak Gas Services, Inc. 2,159 59,912
Liberty Energy, Inc., Class
a
A 17,286 355,919
Mammoth Energy Services,
Inc.* 2,601 9,936
Nabors Industries Ltd.* 978 73,712
Natural Gas Services Group,
Inc.* 1,147 25,154
Newpark Resources, Inc.* 8,871 73,008
Noble Corp. plc 12,249 467,299
Oceaneering International, Inc.* 10,823 292,113
Oil States International, Inc.* 6,574 34,776
Patterson-UTI Energy, Inc. 42,748 393,709
ProFrac Holding Corp.,
Class
a
A* 2,378 16,289
ProPetro Holding Corp.* 9,719 77,169
Ranger Energy Services, Inc.,
Class
a
A 1,783 22,198
RPC, Inc. 9,096 58,396
SEACOR Marine Holdings, Inc.* 2,612 29,907
Seadrill Ltd.* 7,966 343,494
Select Water Solutions, Inc.,
Class
a
A 9,769 112,637
Solaris Oilfield Infrastructure,
Inc., Class
a
A 2,690 34,109
TETRA Technologies, Inc.* 13,443 42,749
Tidewater, Inc.* 5,223 463,280
Transocean Ltd.* 78,086 370,128
Valaris Ltd.* 6,720 410,323
6,660,350
Entertainment — 0.3%
AMC Entertainment Holdings,
Inc., Class
a
A* 29,783 143,554
Atlanta Braves Holdings, Inc.,
Class
a
A* 1,096 49,978
Atlanta Braves Holdings, Inc.,
Class
a
C* 5,371 230,308
Cinemark Holdings, Inc.* 11,818 323,577
Eventbrite, Inc., Class
a
A* 8,870 28,207
Golden Matrix Group, Inc.*(a) 2,129 5,514
IMAX Corp.* 4,592 97,304
Lions Gate Entertainment
Corp., Class
a
A*(a) 6,375 49,534
Lions Gate Entertainment
Corp., Class
a
B* 13,028 90,154
LiveOne, Inc.* 7,286 12,678
Madison Square Garden
Entertainment Corp., Class
a
A* 4,190 176,902
Marcus Corp. (The) 2,565 36,295
Playstudios, Inc.* 9,426 14,327
Reservoir Media, Inc.* 2,085 16,180
Sphere Entertainment Co.* 2,844 132,530
Vivid Seats, Inc., Class
a
A* 8,371 38,925
1,445,967

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 0.0%(c)
Hudson Pacific Properties, Inc. 14,644 $ 75,417
Financial Services — 1.6%
Acacia Research Corp.* 4,042 19,442
Alerus Financial Corp. 1,908 42,835
AvidXchange Holdings, Inc.* 18,606 150,150
Banco Latinoamericano de
Comercio Exterior SA,
Class
a
E 2,928 91,793
Burford Capital Ltd. 21,453 289,830
Cannae Holdings, Inc. 6,033 120,781
Cantaloupe, Inc.* 6,254 43,278
Cass Information Systems, Inc. 1,451 63,031
Compass Diversified Holdings 7,137 158,085
Enact Holdings, Inc. 3,132 111,343
Essent Group Ltd. 11,169 718,055
EVERTEC, Inc. 6,905 236,496
Federal Agricultural Mortgage
Corp., Class
a
C 980 193,521
Flywire Corp.* 12,928 234,126
HA Sustainable Infrastructure
Capital, Inc. 12,040 389,855
I3 Verticals, Inc., Class
a
A* 2,421 54,860
International Money Express,
Inc.* 3,394 61,601
Jackson Financial, Inc., Class
a
A 8,178 735,775
Marqeta, Inc., Class
a
A* 49,919 266,068
Merchants Bancorp 1,834 84,089
Mr Cooper Group, Inc.* 6,835 641,191
NCR Atleos Corp.* 7,724 220,984
NewtekOne, Inc. 2,487 31,162
NMI Holdings, Inc., Class
a
A* 8,496 348,931
Onity Group, Inc.* 690 19,996
Pagseguro Digital Ltd., Class
a
A* 20,192 223,525
Payoneer Global, Inc.* 30,326 225,322
Paysafe Ltd.* 3,448 77,233
Paysign, Inc.* 3,525 16,709
PennyMac Financial Services,
Inc. 2,864 309,312
Priority Technology Holdings,
Inc.* 1,941 11,646
Radian Group, Inc. 16,226 586,570
Remitly Global, Inc.* 15,527 211,944
Repay Holdings Corp., Class
a
A* 9,688 81,960
Sezzle, Inc.* 253 34,466
StoneCo Ltd., Class
a
A* 30,651 406,432
SWK Holdings Corp.* 352 6,195
Velocity Financial, Inc.* 962 18,057
Walker & Dunlop, Inc. 3,439 368,179
Waterstone Financial, Inc. 1,763 26,709
7,931,537
Food Products — 0.5%
Alico, Inc. 761 22,297
B&G Foods, Inc. 8,324 70,504
Beyond Meat, Inc.*(a) 6,394 38,876
BRC, Inc., Class
a
A* 5,576 24,702
Calavo Growers, Inc. 1,791 41,229
Investments
Shares Value
Common Stocks (continued)
Cal-Maine Foods, Inc. 4,390 $ 316,256
Dole plc 8,036 129,460
Forafric Global plc* 591 6,672
Fresh Del Monte Produce, Inc. 3,620 105,849
Hain Celestial Group, Inc. (The)* 9,602 76,816
J & J Snack Foods Corp. 1,634 278,090
John B Sanfilippo & Son, Inc. 958 90,885
Lancaster Colony Corp. 2,095 357,742
Lifeway Foods, Inc.* 484 9,283
Limoneira Co. 1,775 44,517
Mama's Creations, Inc.* 3,524 28,227
Mission Produce, Inc.* 4,650 49,848
Seneca Foods Corp., Class
a
A* 514 30,979
Simply Good Foods Co. (The)* 9,772 308,698
SunOpta, Inc.* 9,821 56,471
TreeHouse Foods, Inc.* 5,245 215,517
Utz Brands, Inc. 6,964 117,622
Vital Farms, Inc.* 3,491 109,792
Westrock Coffee Co.*(a) 3,630 29,022
WK Kellogg Co. 7,026 120,636
2,679,990
Gas Utilities — 0.6%
Brookfield Infrastructure Corp.,
Class
a
A 12,849 522,954
Chesapeake Utilities Corp. 2,368 280,419
New Jersey Resources Corp. 10,518 487,089
Northwest Natural Holding Co. 4,061 163,334
ONE Gas, Inc. 6,032 415,846
RGC Resources, Inc. 885 18,806
Southwest Gas Holdings, Inc. 6,520 474,134
Spire, Inc. 5,792 382,098
2,744,680
Ground Transportation — 0.3%
ArcBest Corp. 2,522 268,089
Covenant Logistics Group, Inc.,
Class
a
A 866 45,612
FTAI Infrastructure, Inc. 10,784 107,193
Heartland Express, Inc. 4,994 61,826
Hertz Global Holdings, Inc.*(a) 13,139 39,942
Marten Transport Ltd. 6,220 108,539
PAM Transportation Services,
Inc.* 647 11,736
RXO, Inc.* 12,482 355,238
Universal Logistics Holdings,
Inc. 726 30,688
Werner Enterprises, Inc. 6,776 250,441
1,279,304
Health Care Equipment & Supplies — 1.9%
Accuray, Inc.* 10,270 22,389
Alphatec Holdings, Inc.* 10,991 75,838
AngioDynamics, Inc.* 4,086 30,482
Artivion, Inc.* 4,252 115,399
AtriCure, Inc.* 5,067 132,806
Avanos Medical, Inc.* 4,861 117,733
Axogen, Inc.* 4,538 59,675
Axonics, Inc.* 5,456 377,364
Bioventus, Inc., Class
a
A* 4,016 40,361

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Cerus Corp.* 19,320 $ 43,663
CONMED Corp. 3,305 241,992
CVRx, Inc.* 1,422 14,021
Embecta Corp. 6,208 101,439
Fractyl Health, Inc.*(a) 805 2,818
Glaukos Corp.* 5,242 701,851
Haemonetics Corp.* 5,373 406,091
ICU Medical, Inc.* 2,295 379,432
Inari Medical, Inc.* 5,666 244,941
Inmode Ltd.* 8,514 142,269
Inogen, Inc.* 2,538 31,141
Integer Holdings Corp.* 3,569 464,220
Integra LifeSciences Holdings
Corp.* 7,341 149,316
iRadimed Corp. 861 40,433
iRhythm Technologies, Inc.* 3,346 237,165
Lantheus Holdings, Inc.* 7,278 774,889
LeMaitre Vascular, Inc. 2,170 195,929
LivaNova plc* 5,838 294,177
Merit Medical Systems, Inc.* 6,126 592,262
Neogen Corp.* 23,362 402,995
NeuroPace, Inc.* 1,462 11,579
Nevro Corp.* 3,872 23,968
Novocure Ltd.* 11,401 221,635
Omnicell, Inc.* 4,885 217,285
OraSure Technologies, Inc.* 7,995 35,818
Orchestra BioMed Holdings,
Inc.* 2,488 16,670
Orthofix Medical, Inc.* 3,610 62,958
OrthoPediatrics Corp.* 1,754 56,040
Paragon 28, Inc.* 5,046 41,983
PROCEPT BioRobotics Corp.* 4,533 358,107
Pulmonx Corp.* 4,057 29,697
Pulse Biosciences, Inc.* 1,960 36,534
RxSight, Inc.* 3,642 205,372
Sanara Medtech, Inc.*(a) 428 15,361
Semler Scientific, Inc.* 506 13,510
SI-BONE, Inc.* 4,359 72,447
Sight Sciences, Inc.* 3,759 25,448
Silk Road Medical, Inc.* 4,198 113,808
STAAR Surgical Co.* 5,295 175,212
Stereotaxis, Inc.*(a) 5,867 13,435
Surmodics, Inc.* 1,473 58,375
Tactile Systems Technology,
Inc.* 2,531 34,649
Tandem Diabetes Care, Inc.* 6,933 301,586
TransMedics Group, Inc.* 3,434 577,118
Treace Medical Concepts, Inc.* 5,225 32,238
UFP Technologies, Inc.* 779 265,818
Utah Medical Products, Inc. 364 24,748
Varex Imaging Corp.* 4,151 51,804
Zimvie, Inc.* 2,892 50,147
Zynex, Inc.*(a) 1,636 12,859
9,589,300
Health Care Providers & Services — 1.6%
Accolade, Inc.* 7,929 34,412
AdaptHealth Corp., Class
a
A* 10,901 119,802
Addus HomeCare Corp.* 1,689 224,654
agilon health, Inc.* 33,028 134,754
Investments
Shares Value
Common Stocks (continued)
AirSculpt Technologies, Inc.*(a) 1,418 $ 5,941
Alignment Healthcare, Inc.* 10,717 96,560
AMN Healthcare Services, Inc.* 4,059 215,249
Astrana Health, Inc.* 4,617 220,646
Aveanna Healthcare Holdings,
Inc.* 5,598 31,629
BrightSpring Health Services,
Inc.* 5,765 72,351
Brookdale Senior Living, Inc.* 20,495 145,719
Castle Biosciences, Inc.* 2,773 82,275
Community Health Systems,
Inc.* 13,441 73,253
CorVel Corp.* 946 303,411
Cross Country Healthcare, Inc.* 3,562 53,145
DocGo, Inc.* 10,890 41,164
Enhabit, Inc.* 5,331 44,994
Ensign Group, Inc. (The) 5,941 899,230
Fulgent Genetics, Inc.* 2,175 49,068
GeneDx Holdings Corp.,
Class
a
A* 1,301 41,554
Guardant Health, Inc.* 12,636 323,229
HealthEquity, Inc.* 9,066 721,291
Hims & Hers Health, Inc.* 20,320 299,314
InfuSystem Holdings, Inc.* 2,126 14,138
Innovage Holding Corp.* 2,034 12,936
Joint Corp. (The)* 1,167 13,199
LifeStance Health Group, Inc.* 12,775 80,610
ModivCare, Inc.* 1,194 34,459
Nano-X Imaging Ltd.*(a) 5,808 36,997
National HealthCare Corp. 1,338 183,480
National Research Corp. 1,643 37,460
NeoGenomics, Inc.* 13,652 225,531
OPKO Health, Inc.*(a) 34,873 58,587
Option Care Health, Inc.* 18,674 597,941
Owens & Minor, Inc.* 8,077 125,516
PACS Group, Inc.* 2,664 105,681
Patterson Cos., Inc. 8,610 193,639
Pediatrix Medical Group, Inc.* 9,032 98,087
Pennant Group, Inc. (The)* 3,095 106,035
Performant Financial Corp.* 7,572 26,729
PetIQ, Inc., Class
a
A* 2,890 88,289
Privia Health Group, Inc.* 10,922 219,969
Progyny, Inc.* 9,040 212,350
Quipt Home Medical Corp.* 4,378 12,521
RadNet, Inc.* 7,080 469,333
Select Medical Holdings Corp. 11,442 412,713
Sonida Senior Living, Inc.* 368 10,157
Surgery Partners, Inc.* 8,223 262,725
Talkspace, Inc.* 13,161 26,322
US Physical Therapy, Inc. 1,601 137,046
Viemed Healthcare, Inc.* 3,670 27,892
8,063,987
Health Care REITs — 0.4%
American Healthcare REIT, Inc.,
REIT 6,963 145,736
CareTrust REIT, Inc., REIT 14,514 433,678
Community Healthcare Trust,
Inc., REIT 2,876 53,868

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Diversified Healthcare Trust,
REIT 23,386 $ 81,383
Global Medical REIT, Inc., REIT 6,501 60,524
LTC Properties, Inc., REIT 4,600 168,958
National Health Investors, Inc.,
REIT 4,483 365,051
Sabra Health Care REIT, Inc.,
REIT 24,778 422,217
Strawberry Fields REIT, Inc.,
REIT 624 7,394
Universal Health Realty Income
Trust, REIT 1,377 61,827
1,800,636
Health Care Technology — 0.2%
Definitive Healthcare Corp.,
Class
a
A* 5,711 26,785
Evolent Health, Inc., Class
a
A* 12,362 395,337
Health Catalyst, Inc.* 6,256 44,981
HealthStream, Inc. 2,611 75,823
LifeMD, Inc.* 3,715 19,355
OptimizeRx Corp.* 1,882 15,639
Phreesia, Inc.* 5,454 140,222
Schrodinger, Inc.* 5,953 125,192
Simulations Plus, Inc. 1,698 61,553
Teladoc Health, Inc.* 18,225 130,673
1,035,560
Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.,
REIT 24,409 352,466
Braemar Hotels & Resorts, Inc.,
REIT 7,056 21,944
Chatham Lodging Trust, REIT 5,157 44,144
DiamondRock Hospitality Co.,
REIT 22,527 198,012
Pebblebrook Hotel Trust, REIT 12,786 170,054
RLJ Lodging Trust, REIT 16,319 155,030
Ryman Hospitality Properties,
Inc., REIT 6,278 652,661
Service Properties Trust, REIT 17,666 82,854
Summit Hotel Properties, Inc.,
REIT 11,237 76,299
Sunstone Hotel Investors, Inc.,
REIT 21,779 227,155
Xenia Hotels & Resorts, Inc.,
REIT 10,920 155,501
2,136,120
Hotels, Restaurants & Leisure — 1.0%
Accel Entertainment, Inc.,
Class
a
A* 5,611 65,424
Bally's Corp.* 2,561 44,049
Biglari Holdings, Inc., Class
a
B* 76 13,603
BJ's Restaurants, Inc.* 2,027 62,087
Bloomin' Brands, Inc. 8,451 147,892
Brinker International, Inc.* 4,722 337,717
Cheesecake Factory, Inc. (The) 5,172 203,311
Chuy's Holdings, Inc.* 1,846 68,671
Cracker Barrel Old Country
Store, Inc.(a) 2,369 93,765
Investments
Shares Value
Common Stocks (continued)
Dave & Buster's Entertainment,
Inc.* 3,527 $ 110,536
Denny's Corp.* 5,467 35,754
Despegar.com Corp.* 6,586 80,942
Dine Brands Global, Inc. 1,630 51,541
El Pollo Loco Holdings, Inc.* 2,882 39,945
Everi Holdings, Inc.* 8,459 110,390
First Watch Restaurant Group,
Inc.* 3,249 53,641
Full House Resorts, Inc.* 3,514 17,957
Global Business Travel Group I* 13,439 93,939
Golden Entertainment, Inc. 2,160 69,962
Hilton Grand Vacations, Inc.* 7,897 304,666
Inspired Entertainment, Inc.* 2,347 21,193
International Game Technology
plc 12,181 272,733
Jack in the Box, Inc. 2,103 103,804
Krispy Kreme, Inc. 9,161 103,244
Kura Sushi USA, Inc.,
Class
a
A*(a) 634 41,838
Life Time Group Holdings, Inc.* 6,302 148,223
Lindblad Expeditions Holdings,
Inc.* 3,793 37,627
Monarch Casino & Resort, Inc. 1,406 106,744
Mondee Holdings, Inc.,
Class
a
A*(a) 4,082 8,164
Nathan's Famous, Inc. 301 23,427
ONE Group Hospitality, Inc.
(The)* 2,231 8,589
Papa John's International, Inc. 3,559 168,590
PlayAGS, Inc.* 4,204 47,589
Portillo's, Inc., Class
a
A* 5,782 71,176
Potbelly Corp.* 2,938 23,445
RCI Hospitality Holdings, Inc. 929 42,353
Red Rock Resorts, Inc., Class
a
A 5,267 306,961
Rush Street Interactive, Inc.* 8,138 76,253
Sabre Corp.* 40,273 122,833
Shake Shack, Inc., Class
a
A* 4,073 404,897
Six Flags Entertainment Corp. 4,538 198,674
Super Group SGHC Ltd. 16,046 55,359
Sweetgreen, Inc., Class
a
A* 10,575 334,276
Target Hospitality Corp.* 3,528 34,186
United Parks & Resorts, Inc.* 3,817 187,873
Vacasa, Inc., Class
a
A*(a) 1,005 3,367
Xponential Fitness, Inc.,
Class
a
A* 2,562 33,101
4,992,311
Household Durables — 1.3%
Beazer Homes USA, Inc.* 3,174 99,283
Cavco Industries, Inc.* 900 371,988
Century Communities, Inc. 3,034 303,612
Champion Homes, Inc.* 5,743 536,454
Cricut, Inc., Class
a
A(a) 4,953 28,628
Dream Finders Homes, Inc.,
Class
a
A* 2,997 100,250
Ethan Allen Interiors, Inc. 2,448 77,063
Flexsteel Industries, Inc. 492 20,359
GoPro, Inc., Class
a
A* 13,400 17,152
Green Brick Partners, Inc.* 3,368 265,331

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Hamilton Beach Brands Holding
Co., Class
a
A 915 $ 26,800
Helen of Troy Ltd.* 2,546 135,905
Hooker Furnishings Corp. 1,139 18,042
Hovnanian Enterprises, Inc.,
Class
a
A* 533 115,251
Installed Building Products, Inc. 2,564 570,003
iRobot Corp.* 3,046 22,297
KB Home 7,209 603,465
Landsea Homes Corp.* 1,925 22,927
La-Z-Boy, Inc. 4,595 186,419
Legacy Housing Corp.* 1,200 32,352
LGI Homes, Inc.* 2,235 241,112
Lifetime Brands, Inc. 1,333 9,531
Lovesac Co. (The)* 1,520 35,325
M/I Homes, Inc.* 2,887 460,101
Meritage Homes Corp. 3,848 762,173
Purple Innovation, Inc., Class
a
A* 6,088 7,306
Sonos, Inc.* 13,196 161,387
Taylor Morrison Home Corp.,
Class
a
A* 11,116 748,440
Traeger, Inc.* 3,662 13,146
Tri Pointe Homes, Inc.* 10,007 444,711
United Homes Group, Inc.* 563 3,429
Vizio Holding Corp., Class
a
A* 9,516 106,865
Worthington Enterprises, Inc. 3,370 154,346
6,701,453
Household Products — 0.2%
Central Garden & Pet Co.* 1,035 40,851
Central Garden & Pet Co.,
Class
a
A* 5,588 191,110
Energizer Holdings, Inc. 7,699 249,448
Oil-Dri Corp. of America 525 35,800
WD-40 Co. 1,460 383,746
900,955
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class
a
A* 8,123 25,344
Montauk Renewables, Inc.* 7,067 33,144
Ormat Technologies, Inc. 5,780 430,783
Sunnova Energy International,
Inc.* 11,628 129,187
618,458
Industrial Conglomerates — 0.0%(c)
Brookfield Business Corp.,
Class
a
A 2,775 63,242
Industrial REITs — 0.3%
Industrial Logistics Properties
Trust, REIT 6,990 34,601
Innovative Industrial Properties,
Inc., REIT 3,018 375,077
LXP Industrial Trust, REIT 31,120 322,403
Plymouth Industrial REIT, Inc.,
REIT 4,296 102,846
Terreno Realty Corp., REIT 10,227 706,072
1,540,999
Investments
Shares Value
Common Stocks (continued)
Insurance — 1.1%
Ambac Financial Group, Inc.* 4,644 $ 54,335
American Coastal Insurance
Corp.* 2,588 29,063
AMERISAFE, Inc. 2,038 102,145
Baldwin Insurance Group, Inc.
(The), Class
a
A* 7,050 330,575
CNO Financial Group, Inc. 11,501 401,615
Crawford & Co., Class
a
A 1,625 17,176
Donegal Group, Inc., Class
a
A 1,657 25,220
Employers Holdings, Inc. 2,697 129,321
Enstar Group Ltd.* 1,358 442,708
F&G Annuities & Life, Inc. 1,992 91,014
Fidelis Insurance Holdings Ltd. 5,163 95,619
Genworth Financial, Inc.,
Class
a
A* 46,676 325,798
GoHealth, Inc., Class
a
A* 484 4,095
Goosehead Insurance, Inc.,
Class
a
A* 2,510 211,693
Greenlight Capital Re Ltd.,
Class
a
A* 2,957 41,309
Hamilton Insurance Group Ltd.,
Class
a
B* 1,787 34,989
HCI Group, Inc. 869 83,276
Heritage Insurance Holdings,
Inc.* 2,450 39,519
Hippo Holdings, Inc.* 2,114 41,963
Horace Mann Educators Corp. 4,403 156,791
Investors Title Co. 154 34,695
James River Group Holdings
Ltd. 3,353 24,812
Kingsway Financial Services,
Inc.* 1,373 11,382
Lemonade, Inc.*(a) 5,518 102,249
Maiden Holdings Ltd.* 9,428 16,782
MBIA, Inc. 4,777 18,726
Mercury General Corp. 2,868 189,948
NI Holdings, Inc.* 832 12,929
Oscar Health, Inc., Class
a
A* 20,816 380,933
Palomar Holdings, Inc.* 2,621 260,056
ProAssurance Corp.* 5,780 77,452
Root, Inc., Class
a
A* 929 40,281
Safety Insurance Group, Inc. 1,572 139,201
Selective Insurance Group, Inc. 6,513 592,553
Selectquote, Inc.* 14,329 58,462
SiriusPoint Ltd.* 10,557 158,249
Skyward Specialty Insurance
Group, Inc.* 3,975 162,458
Stewart Information Services
Corp. 2,896 214,043
Tiptree, Inc., Class
a
A 2,696 53,462
Trupanion, Inc.*(a) 3,528 161,335
United Fire Group, Inc. 2,246 45,976
Universal Insurance Holdings,
Inc. 2,562 54,801
5,469,009
Interactive Media & Services — 0.3%
Bumble, Inc., Class
a
A* 10,288 69,033
Cargurus, Inc., Class
a
A* 9,454 273,977

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Cars.com, Inc.* 7,050 $ 125,772
EverQuote, Inc., Class
a
A* 2,687 66,369
fuboTV, Inc.* 31,437 52,814
Getty Images Holdings, Inc.* 10,740 40,812
Grindr, Inc.* 2,629 31,627
MediaAlpha, Inc., Class
a
A* 2,660 47,348
Nextdoor Holdings, Inc.* 18,678 46,695
Outbrain, Inc.* 4,130 21,063
QuinStreet, Inc.* 5,637 107,723
Shutterstock, Inc.(a) 2,671 95,836
System1, Inc.* 2,510 3,112
TrueCar, Inc.* 9,173 27,519
Vimeo, Inc.* 15,854 84,819
Yelp, Inc., Class
a
A* 7,024 245,348
Ziff Davis, Inc.* 4,871 238,046
ZipRecruiter, Inc., Class
a
A* 7,686 73,401
1,651,314
IT Services — 0.4%
Applied Digital Corp.*(a) 10,544 38,486
ASGN, Inc.* 4,834 464,837
Backblaze, Inc., Class
a
A* 4,273 26,108
BigBear.ai Holdings, Inc.*(a) 10,879 17,298
BigCommerce Holdings, Inc.,
Series 1* 7,551 44,249
Core Scientific, Inc.*(a) 19,096 197,071
Couchbase, Inc.* 4,166 81,737
DigitalOcean Holdings, Inc.* 7,030 263,133
Fastly, Inc., Class
a
A* 13,792 83,028
Grid Dynamics Holdings, Inc.* 6,116 85,135
Hackett Group, Inc. (The) 2,706 71,709
Information Services Group,
Inc. 3,770 13,195
Perficient, Inc.* 3,717 279,407
Rackspace Technology, Inc.* 7,157 16,461
Squarespace, Inc., Class
a
A* 6,499 295,574
Thoughtworks Holding, Inc.* 10,713 46,601
Tucows, Inc., Class
a
A*(a) 852 18,241
Unisys Corp.* 7,049 38,981
2,081,251
Leisure Products — 0.2%
Acushnet Holdings Corp. 3,106 208,071
AMMO, Inc.*(a) 9,606 15,274
Clarus Corp. 3,267 14,081
Escalade, Inc. 1,068 14,931
Funko, Inc., Class
a
A* 3,288 34,425
JAKKS Pacific, Inc.* 855 21,067
Johnson Outdoors, Inc.,
Class
a
A 506 18,191
Latham Group, Inc.* 4,339 27,119
Malibu Boats, Inc., Class
a
A* 2,168 78,850
Marine Products Corp. 937 8,808
MasterCraft Boat Holdings,
Inc.* 1,795 33,261
Peloton Interactive, Inc.,
Class
a
A* 36,211 168,743
Smith & Wesson Brands, Inc. 4,875 71,857
Solo Brands, Inc., Class
a
A*(a) 1,747 2,393
Sturm Ruger & Co., Inc. 1,813 76,364
Investments
Shares Value
Common Stocks (continued)
Topgolf Callaway Brands Corp.* 15,188 $ 152,791
Vista Outdoor, Inc.* 6,242 249,930
1,196,156
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies
Corp.* 12,401 58,285
Akoya Biosciences, Inc.*(a) 2,847 7,260
BioLife Solutions, Inc.* 3,793 98,163
ChromaDex Corp.* 5,244 18,092
Codexis, Inc.* 7,476 21,606
Conduit Pharmaceuticals, Inc.* 2,469 304
CryoPort, Inc.* 4,656 43,394
Cytek Biosciences, Inc.* 12,997 74,603
Harvard Bioscience, Inc.* 4,365 12,571
Lifecore Biomedical, Inc.* 2,283 9,999
Maravai LifeSciences Holdings,
Inc., Class
a
A* 11,822 106,989
MaxCyte, Inc.* 11,201 48,388
Mesa Laboratories, Inc. 553 73,931
Nautilus Biotechnology, Inc.,
Class
a
A* 5,217 13,564
OmniAb, Inc.* 9,879 41,393
Pacific Biosciences of
California, Inc.*(a) 29,288 40,125
Quanterix Corp.* 3,848 50,139
Quantum-Si, Inc.*(a) 10,725 10,154
Standard BioTools, Inc.* 32,304 68,807
797,767
Machinery — 2.2%
374Water, Inc.*(a) 6,997 8,117
3D Systems Corp.* 13,641 29,192
Alamo Group, Inc. 1,097 203,384
Albany International Corp.,
Class
a
A 3,340 314,494
Astec Industries, Inc. 2,442 82,613
Atmus Filtration Technologies,
Inc. 8,973 321,682
Barnes Group, Inc. 4,971 199,039
Blue Bird Corp.* 3,441 176,110
Chart Industries, Inc.* 4,520 553,248
Columbus McKinnon Corp. 3,041 104,033
Commercial Vehicle Group,
Inc.* 3,524 12,792
Douglas Dynamics, Inc. 2,428 67,596
Eastern Co. (The) 556 16,741
Energy Recovery, Inc.* 6,080 98,739
Enerpac Tool Group Corp.,
Class
a
A 5,825 240,223
Enpro, Inc. 2,247 361,385
ESCO Technologies, Inc. 2,775 332,750
Federal Signal Corp. 6,440 608,516
Franklin Electric Co., Inc. 4,848 503,513
Gencor Industries, Inc.* 1,103 22,247
Gorman-Rupp Co. (The) 2,243 87,432
Graham Corp.* 1,097 34,928
Greenbrier Cos., Inc. (The) 3,285 159,158
Helios Technologies, Inc. 3,557 157,184
Hillenbrand, Inc. 7,518 247,793

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Hillman Solutions Corp.* 21,045 $ 209,398
Hyliion Holdings Corp.* 15,094 28,226
Hyster-Yale, Inc. 1,228 77,315
John Bean Technologies Corp. 3,402 305,636
Kadant, Inc. 1,255 403,018
Kennametal, Inc. 8,481 219,403
L B Foster Co., Class
a
A* 970 19,478
Lindsay Corp. 1,173 145,511
Luxfer Holdings plc 2,871 32,213
Manitowoc Co., Inc. (The)* 3,730 37,636
Mayville Engineering Co., Inc.* 1,361 26,281
Miller Industries, Inc. 1,186 72,002
Mueller Industries, Inc. 11,964 869,902
Mueller Water Products, Inc.,
Class
a
A 16,634 357,132
Nikola Corp.* 1 7
NN, Inc.* 4,932 19,432
Omega Flex, Inc. 382 18,030
Park-Ohio Holdings Corp. 922 27,881
Proto Labs, Inc.* 2,747 84,003
REV Group, Inc. 5,499 175,088
Shyft Group, Inc. (The) 3,619 51,354
SPX Technologies, Inc.* 4,821 786,498
Standex International Corp. 1,248 222,955
Taylor Devices, Inc.* 257 14,706
Tennant Co. 2,029 198,172
Terex Corp. 7,136 405,111
Titan International, Inc.* 5,344 44,516
Trinity Industries, Inc. 8,753 288,937
Twin Disc, Inc. 1,194 15,713
Velo3D, Inc.* 1 1
Wabash National Corp. 4,779 92,999
Watts Water Technologies, Inc.,
Class
a
A 2,933 576,921
10,768,384
Marine Transportation — 0.2%
Costamare, Inc. 4,600 65,274
Genco Shipping & Trading Ltd. 4,517 79,454
Golden Ocean Group Ltd. 13,026 160,220
Himalaya Shipping Ltd. 3,185 24,493
Matson, Inc. 3,641 503,550
Pangaea Logistics Solutions
Ltd. 3,354 22,639
Safe Bulkers, Inc. 6,761 34,549
890,179
Media — 0.4%
Advantage Solutions, Inc.*(a) 11,458 44,342
AMC Networks, Inc., Class
a
A* 3,415 33,638
Boston Omaha Corp., Class
a
A* 2,642 37,754
Cable One, Inc. 602 212,337
Cardlytics, Inc.* 4,299 16,809
Clear Channel Outdoor
Holdings, Inc.* 37,358 56,037
EchoStar Corp., Class
a
A* 13,031 241,595
Emerald Holding, Inc. 1,627 9,030
Entravision Communications
Corp., Class
a
A 6,588 13,703
EW Scripps Co. (The), Class
a
A* 6,485 12,775
Investments
Shares Value
Common Stocks (continued)
Gambling.com Group Ltd.* 1,854 $ 18,892
Gannett Co., Inc.* 15,199 80,403
Gray Television, Inc. 9,162 46,726
Ibotta, Inc., Class
a
A* 816 46,667
iHeartMedia, Inc., Class
a
A* 11,063 17,258
Innovid Corp.* 11,407 20,875
Integral Ad Science Holding
Corp.* 7,736 89,970
John Wiley & Sons, Inc.,
Class
a
A 3,864 186,670
Magnite, Inc.* 13,469 185,738
National CineMedia, Inc.* 7,589 52,288
PubMatic, Inc., Class
a
A* 4,479 69,872
Scholastic Corp. 2,521 80,370
Sinclair, Inc. 3,429 47,732
Stagwell, Inc., Class
a
A* 9,702 69,757
TechTarget, Inc.* 2,769 73,794
TEGNA, Inc. 18,870 261,916
Thryv Holdings, Inc.* 3,406 62,057
Townsquare Media, Inc.,
Class
a
A 1,405 14,851
WideOpenWest, Inc.* 5,275 29,118
2,132,974
Metals & Mining — 1.0%
Alpha Metallurgical Resources,
Inc. 1,174 280,762
Arch Resources, Inc. 1,883 256,898
Caledonia Mining Corp. plc 1,762 22,871
Carpenter Technology Corp. 5,096 737,748
Century Aluminum Co.* 5,652 81,163
Coeur Mining, Inc.* 42,302 259,734
Commercial Metals Co. 12,391 664,034
Compass Minerals
International, Inc. 3,697 32,645
Constellium SE, Class
a
A* 13,868 232,566
Contango ORE, Inc.*(a) 837 18,012
Critical Metals Corp.*(a) 785 6,578
Dakota Gold Corp.* 7,027 16,303
Haynes International, Inc. 1,354 81,430
Hecla Mining Co. 61,942 367,316
i-80 Gold Corp.* 27,760 29,426
Ivanhoe Electric, Inc.* 8,949 63,180
Kaiser Aluminum Corp. 1,708 127,331
Lifezone Metals Ltd.* 3,908 24,073
Materion Corp. 2,205 255,868
Metallus, Inc.* 4,585 74,552
Metals Acquisition Ltd.,
Class
a
A* 5,766 64,752
Novagold Resources, Inc.* 26,112 110,976
Olympic Steel, Inc. 1,186 47,559
Perpetua Resources Corp.* 4,123 36,695
Piedmont Lithium, Inc.*(a) 1,935 15,944
Radius Recycling, Inc., Class
a
A 2,819 42,680
Ramaco Resources, Inc.,
Class
a
A 2,840 34,620
Ramaco Resources, Inc.,
Class
a
B 534 6,050
Ryerson Holding Corp. 3,110 62,262
SSR Mining, Inc. 21,729 112,773
SunCoke Energy, Inc. 8,972 80,389

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Tredegar Corp.* 2,848 $ 17,458
Universal Stainless & Alloy
Products, Inc.* 929 39,129
Warrior Met Coal, Inc. 5,552 340,393
Worthington Steel, Inc. 3,484 123,334
4,767,504
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AFC Gamma, Inc. 1,810 18,933
AG Mortgage Investment Trust,
Inc. 3,083 22,938
Angel Oak Mortgage REIT, Inc. 1,273 14,385
Apollo Commercial Real Estate
Finance, Inc. 15,262 161,625
Arbor Realty Trust, Inc.(a) 19,717 268,151
Ares Commercial Real Estate
Corp. 5,722 40,397
ARMOUR Residential REIT, Inc. 5,251 107,383
Blackstone Mortgage Trust,
Inc., Class
a
A 18,588 343,135
BrightSpire Capital, Inc.,
Class
a
A 13,830 82,289
Chicago Atlantic Real Estate
Finance, Inc. 1,808 28,747
Chimera Investment Corp. 8,624 133,500
Claros Mortgage Trust, Inc. 9,241 73,928
Dynex Capital, Inc. 6,842 86,209
Ellington Financial, Inc. 8,842 116,272
Franklin BSP Realty Trust, Inc. 8,791 119,733
Granite Point Mortgage Trust,
Inc. 5,392 14,181
Invesco Mortgage Capital, Inc. 5,248 46,028
KKR Real Estate Finance Trust,
Inc. 6,294 75,087
Ladder Capital Corp., Class
a
A 12,154 150,223
MFA Financial, Inc. 10,957 137,182
New York Mortgage Trust, Inc. 9,715 64,799
Nexpoint Real Estate Finance,
Inc. 876 14,568
Orchid Island Capital, Inc. 5,693 46,683
PennyMac Mortgage
Investment Trust 9,306 132,238
Ready Capital Corp. 17,304 143,450
Redwood Trust, Inc. 14,098 106,722
Seven Hills Realty Trust 1,367 18,960
Sunrise Realty Trust, Inc.* 602 8,482
TPG RE Finance Trust, Inc. 6,146 55,683
Two Harbors Investment Corp. 11,118 157,431
2,789,342
Multi-Utilities — 0.2%
Avista Corp. 8,382 323,881
Black Hills Corp. 7,345 434,236
Northwestern Energy Group,
Inc. 6,600 358,974
Unitil Corp. 1,707 102,932
1,220,023
Office REITs — 0.4%
Brandywine Realty Trust, REIT 18,145 94,898
City Office REIT, Inc., REIT 4,174 24,543
Investments
Shares Value
Common Stocks (continued)
COPT Defense Properties, REIT 12,052 $ 359,029
Douglas Emmett, Inc., REIT 17,290 276,640
Easterly Government
Properties, Inc., Class
a
A, REIT 10,396 136,396
Equity Commonwealth, REIT* 11,324 229,538
Franklin Street Properties
Corp., REIT 10,443 19,006
JBG SMITH Properties, REIT 9,501 165,317
NET Lease Office Properties,
REIT 1,587 48,102
Orion Office REIT, Inc., REIT 6,011 24,645
Paramount Group, Inc., REIT 19,755 99,763
Peakstone Realty Trust, REIT 3,908 52,133
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 13,221 129,037
Postal Realty Trust, Inc.,
Class
a
A, REIT 2,305 33,399
SL Green Realty Corp., REIT 7,114 474,077
2,166,523
Oil, Gas & Consumable Fuels — 1.8%
Aemetis, Inc.*(a) 3,879 9,542
Amplify Energy Corp.* 4,197 29,925
Ardmore Shipping Corp. 4,437 83,771
Berry Corp. 8,205 50,789
California Resources Corp. 7,384 387,439
Centrus Energy Corp., Class
a
A* 1,511 59,836
Clean Energy Fuels Corp.* 18,276 56,473
CNX Resources Corp.* 16,041 443,854
Comstock Resources, Inc.(a) 9,892 105,152
CONSOL Energy, Inc. 3,133 320,443
Crescent Energy Co., Class
a
A 14,780 176,325
CVR Energy, Inc. 3,656 92,936
Delek US Holdings, Inc. 6,791 138,670
DHT Holdings, Inc. 14,450 156,494
Diversified Energy Co. plc(a)(b) 5,031 61,529
Dorian LPG Ltd. 3,708 144,575
Empire Petroleum Corp.*(a) 1,502 8,877
Encore Energy Corp.* 19,082 69,458
Energy Fuels, Inc.* 17,353 85,030
Evolution Petroleum Corp. 3,281 16,897
Excelerate Energy, Inc., Class
a
A 1,867 34,035
FLEX LNG Ltd.(a) 3,271 87,205
FutureFuel Corp. 2,793 17,428
Golar LNG Ltd. 10,597 352,774
Granite Ridge Resources, Inc. 5,635 35,782
Green Plains, Inc.* 6,821 96,654
Gulfport Energy Corp.* 1,387 201,198
Hallador Energy Co.* 2,671 17,922
HighPeak Energy, Inc.(a) 1,555 25,004
International Seaways, Inc. 4,325 224,165
Kinetik Holdings, Inc., Class
a
A 4,094 181,119
Kosmos Energy Ltd.* 50,091 243,943
Magnolia Oil & Gas Corp.,
Class
a
A 18,545 474,937
Murphy Oil Corp. 15,528 578,884
NACCO Industries, Inc.,
Class
a
A 443 12,351
NextDecade Corp.* 12,379 57,686
Nordic American Tankers Ltd. 21,826 81,193

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Northern Oil & Gas, Inc. 10,623 $ 422,583
Par Pacific Holdings, Inc.* 6,134 137,647
PBF Energy, Inc., Class
a
A 11,122 378,815
Peabody Energy Corp. 13,705 320,834
PrimeEnergy Resources Corp.* 72 9,647
REX American Resources
Corp.* 1,653 74,964
Riley Exploration Permian, Inc. 1,218 34,713
Ring Energy, Inc.*(a) 15,865 29,350
Sable Offshore Corp.* 5,401 90,953
SandRidge Energy, Inc. 3,442 45,710
Scorpio Tankers, Inc. 5,015 358,773
SFL Corp. Ltd. 12,068 143,126
Sitio Royalties Corp., Class
a
A 8,848 196,691
SM Energy Co. 12,254 559,150
Talos Energy, Inc.* 15,847 181,765
Teekay Corp.* 6,125 50,899
Teekay Tankers Ltd., Class
a
A 2,566 145,954
Uranium Energy Corp.* 42,113 220,251
Ur-Energy, Inc.* 29,443 34,448
VAALCO Energy, Inc. 11,156 72,626
Verde Clean Fuels, Inc.*(a) 352 1,412
Vital Energy, Inc.* 3,062 109,895
Vitesse Energy, Inc. 2,675 69,176
W&T Offshore, Inc. 10,559 24,180
World Kinect Corp. 6,308 181,607
9,115,464
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,737 57,790
Sylvamo Corp. 3,763 297,616
355,406
Passenger Airlines — 0.2%
Allegiant Travel Co. 1,662 69,937
Blade Air Mobility, Inc.* 6,058 18,962
Frontier Group Holdings, Inc.*(a) 4,516 16,393
Hawaiian Holdings, Inc.* 5,466 94,671
JetBlue Airways Corp.* 32,798 166,614
Joby Aviation, Inc.*(a) 43,029 215,145
SkyWest, Inc.* 4,244 329,080
Spirit Airlines, Inc.(a) 11,752 30,320
Sun Country Airlines Holdings,
Inc.* 4,228 46,423
Wheels Up Experience, Inc.*(a) 9,605 17,001
1,004,546
Personal Care Products — 0.2%
Beauty Health Co. (The)*(a) 7,968 14,263
Edgewell Personal Care Co. 5,267 211,839
Herbalife Ltd.* 10,698 87,296
Honest Co., Inc. (The)* 8,575 40,045
Inter Parfums, Inc. 1,951 251,367
Medifast, Inc. 1,152 21,082
Nature's Sunshine Products,
Inc.* 1,379 19,030
Nu Skin Enterprises, Inc.,
Class
a
A 5,311 47,427
Olaplex Holdings, Inc.* 14,849 31,034
USANA Health Sciences, Inc.* 1,221 49,841
Investments
Shares Value
Common Stocks (continued)
Veru, Inc.* 14,141 $ 11,573
Waldencast plc, Class
a
A* 2,616 8,371
793,168
Pharmaceuticals — 1.0%
Alimera Sciences, Inc.* 2,294 12,686
Alto Neuroscience, Inc.* 946 12,118
Amneal Pharmaceuticals, Inc.* 17,039 147,558
Amphastar Pharmaceuticals,
Inc.* 4,120 200,809
ANI Pharmaceuticals, Inc.* 1,981 126,289
Aquestive Therapeutics, Inc.* 7,952 36,023
Arvinas, Inc.* 6,878 179,928
Atea Pharmaceuticals, Inc.* 8,260 31,801
Avadel Pharmaceuticals plc,
ADR* 9,895 150,107
Axsome Therapeutics, Inc.* 3,899 346,465
Biote Corp., Class
a
A* 2,890 18,149
Cassava Sciences, Inc.*(a) 4,349 124,860
Collegium Pharmaceutical, Inc.* 3,488 134,148
Contineum Therapeutics, Inc.,
Class
a
A* 742 14,462
Corcept Therapeutics, Inc.* 8,659 305,663
CorMedix, Inc.*(a) 5,879 36,685
Edgewise Therapeutics, Inc.* 7,773 145,744
Enliven Therapeutics, Inc.* 3,765 82,378
Esperion Therapeutics, Inc.* 20,229 37,019
Evolus, Inc.* 5,919 94,053
EyePoint Pharmaceuticals, Inc.* 5,354 47,918
Fulcrum Therapeutics, Inc.* 6,643 56,798
Harmony Biosciences Holdings,
Inc.* 3,233 116,323
Harrow, Inc.* 3,271 132,345
Innoviva, Inc.* 5,927 114,865
Ligand Pharmaceuticals, Inc.* 1,820 192,556
Liquidia Corp.* 6,171 58,686
Longboard Pharmaceuticals,
Inc.* 3,461 124,873
Lyra Therapeutics, Inc.*(a) 5,183 1,667
MediWound Ltd.* 856 15,742
Mind Medicine MindMed, Inc.* 7,709 46,717
Nektar Therapeutics, Class
a
A* 19,117 24,470
Neumora Therapeutics, Inc.* 9,004 103,546
Nuvation Bio, Inc.* 19,216 61,876
Ocular Therapeutix, Inc.* 16,660 146,941
Omeros Corp.*(a) 5,986 25,201
Pacira BioSciences, Inc.* 4,906 76,337
Phathom Pharmaceuticals,
Inc.*(a) 3,650 60,298
Phibro Animal Health Corp.,
Class
a
A 2,186 45,906
Pliant Therapeutics, Inc.* 6,102 81,096
Prestige Consumer Healthcare,
Inc.* 5,302 395,741
Revance Therapeutics, Inc.* 11,150 73,256
Scilex Holding Co.* 4,873 5,604
scPharmaceuticals, Inc.* 3,038 15,463
SIGA Technologies, Inc. 4,959 44,780
Supernus Pharmaceuticals,
Inc.* 5,376 189,020
Tarsus Pharmaceuticals, Inc.* 3,938 106,759

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Telomir Pharmaceuticals,
Inc.*(a) 515 $ 2,699
Terns Pharmaceuticals, Inc.* 6,162 46,954
Theravance Biopharma, Inc.* 3,932 32,439
Third Harmonic Bio, Inc.*(a) 2,126 24,555
Trevi Therapeutics, Inc.* 6,286 19,864
Ventyx Biosciences, Inc.* 6,506 14,508
Verrica Pharmaceuticals, Inc.*(a) 2,026 4,761
WaVe Life Sciences Ltd.* 8,291 47,590
Xeris Biopharma Holdings, Inc.* 15,012 42,184
Zevra Therapeutics, Inc.* 4,505 34,463
4,871,746
Professional Services — 1.3%
Alight, Inc., Class
a
A* 50,856 379,386
Asure Software, Inc.* 2,536 21,784
Barrett Business Services, Inc. 2,745 100,220
BlackSky Technology, Inc.,
Class
a
A*(a) 11,398 12,652
CBIZ, Inc.* 5,129 377,494
Conduent, Inc.* 17,267 65,960
CRA International, Inc. 713 120,212
CSG Systems International, Inc. 3,170 153,808
DLH Holdings Corp.* 910 9,901
ExlService Holdings, Inc.* 16,832 615,041
Exponent, Inc. 5,411 585,849
First Advantage Corp.* 5,442 104,214
FiscalNote Holdings, Inc.* 6,451 8,386
Forrester Research, Inc.* 1,281 24,570
Franklin Covey Co.* 1,220 49,117
Heidrick & Struggles
International, Inc. 2,157 83,260
HireQuest, Inc. 592 8,430
Huron Consulting Group, Inc.* 1,907 210,609
IBEX Holdings Ltd.* 960 16,550
ICF International, Inc. 1,999 331,354
Innodata, Inc.*(a) 2,895 50,026
Insperity, Inc. 3,847 361,580
Kelly Services, Inc., Class
a
A 3,317 70,022
Kforce, Inc. 2,000 131,180
Korn Ferry 5,560 406,158
Legalzoom.com, Inc.* 14,758 99,469
Maximus, Inc. 6,531 602,550
Mistras Group, Inc.* 2,223 26,587
NV5 Global, Inc.* 1,530 147,079
Planet Labs PBC* 18,043 48,536
Resources Connection, Inc. 3,465 36,140
Spire Global, Inc.*(a) 2,388 20,489
Sterling Check Corp.* 3,544 57,377
TriNet Group, Inc. 3,483 358,157
TrueBlue, Inc.* 3,282 26,158
TTEC Holdings, Inc. 2,096 10,711
Upwork, Inc.* 13,340 128,598
Verra Mobility Corp., Class
a
A* 17,828 492,231
Willdan Group, Inc.* 1,350 51,448
WNS Holdings Ltd.* 4,962 293,750
6,697,043
Real Estate Management & Development — 0.4%
American Realty Investors, Inc.* 162 3,080
Investments
Shares Value
Common Stocks (continued)
Anywhere Real Estate, Inc.* 10,511 $ 51,399
Compass, Inc., Class
a
A* 39,040 200,275
Cushman & Wakefield plc* 24,517 318,721
DigitalBridge Group, Inc. 17,021 212,592
eXp World Holdings, Inc.(a) 8,672 101,983
Forestar Group, Inc.* 2,033 62,901
FRP Holdings, Inc.* 1,425 42,208
Kennedy-Wilson Holdings, Inc. 12,174 135,375
Marcus & Millichap, Inc. 2,514 99,730
Maui Land & Pineapple Co.,
Inc.* 815 21,198
Newmark Group, Inc., Class
a
A 14,625 202,264
Offerpad Solutions, Inc.*(a) 1,120 4,357
Opendoor Technologies, Inc.* 66,345 142,642
RE/MAX Holdings, Inc.,
Class
a
A* 1,912 21,644
Real Brokerage, Inc. (The)* 10,187 63,465
Redfin Corp.* 12,556 117,273
RMR Group, Inc. (The), Class
a
A 1,657 42,237
St Joe Co. (The) 3,864 229,406
Star Holdings* 1,387 18,586
Stratus Properties, Inc.* 600 15,642
Tejon Ranch Co.* 2,240 40,073
Transcontinental Realty
Investors, Inc.* 133 3,999
2,151,050
Residential REITs — 0.3%
Apartment Investment and
Management Co., Class
a
A,
REIT* 15,231 141,648
BRT Apartments Corp., REIT 1,205 22,883
Centerspace, REIT 1,593 119,157
Clipper Realty, Inc., REIT 1,272 6,258
Elme Communities, REIT 9,426 166,463
Independence Realty Trust,
Inc., REIT 24,199 502,855
NexPoint Residential Trust, Inc.,
REIT 2,431 114,986
UMH Properties, Inc., REIT 6,837 133,048
Veris Residential, Inc., REIT 8,407 147,459
1,354,757
Retail REITs — 0.7%
Acadia Realty Trust, REIT 10,819 243,536
Alexander's, Inc., REIT 230 52,707
CBL & Associates Properties,
Inc., REIT(a) 2,434 64,258
Getty Realty Corp., REIT 5,295 168,275
InvenTrust Properties Corp.,
REIT 7,297 216,575
Kite Realty Group Trust, REIT 23,254 606,464
Macerich Co. (The), REIT 23,199 370,488
NETSTREIT Corp., REIT 7,896 131,784
Phillips Edison & Co., Inc., REIT 13,144 485,802
Retail Opportunity Investments
Corp., REIT 13,270 202,898
Saul Centers, Inc., REIT 1,127 46,004
SITE Centers Corp., REIT 5,084 306,820
Tanger, Inc., REIT 11,400 347,016
Urban Edge Properties, REIT 12,828 271,312

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Whitestone REIT, REIT 5,235 $ 70,254
3,584,193
Semiconductors & Semiconductor Equipment — 1.3%
ACM Research, Inc., Class
a
A* 5,455 98,408
Aehr Test Systems* 2,963 45,067
Alpha & Omega Semiconductor
Ltd.* 2,484 103,856
Ambarella, Inc.* 4,058 242,263
Axcelis Technologies, Inc.* 3,489 381,452
CEVA, Inc.* 2,495 59,730
Cohu, Inc.* 4,960 133,474
Credo Technology Group
Holding Ltd.* 13,630 475,823
Diodes, Inc.* 4,882 340,227
Everspin Technologies, Inc.* 2,085 11,614
FormFactor, Inc.* 8,291 404,352
GCT Semiconductor Holding,
Inc.* 811 2,271
Ichor Holdings Ltd.* 3,485 108,035
Impinj, Inc.* 2,421 406,970
indie Semiconductor, Inc.,
Class
a
A* 17,563 72,886
Kulicke & Soffa Industries, Inc. 5,872 257,252
MaxLinear, Inc., Class
a
A* 8,458 128,392
Navitas Semiconductor Corp.,
Class
a
A*(a) 13,510 40,800
NVE Corp. 511 42,796
PDF Solutions, Inc.* 3,331 105,093
Photronics, Inc.* 6,599 170,650
Power Integrations, Inc. 6,059 406,559
QuickLogic Corp.*(a) 1,475 12,390
Rambus, Inc.* 11,656 521,256
Rigetti Computing, Inc.*(a) 15,148 13,882
Semtech Corp.* 6,936 303,936
Silicon Laboratories, Inc.* 3,395 401,866
SiTime Corp.* 1,969 284,836
SkyWater Technology, Inc.*(a) 2,915 26,148
SMART Global Holdings, Inc.* 5,507 114,105
Synaptics, Inc.* 4,174 339,847
Ultra Clean Holdings, Inc.* 4,741 178,736
Veeco Instruments, Inc.* 5,951 211,201
6,446,173
Software — 3.3%
8x8, Inc.* 12,522 23,541
A10 Networks, Inc. 7,590 104,514
ACI Worldwide, Inc.* 11,293 568,715
Adeia, Inc. 11,650 146,790
Agilysys, Inc.* 2,369 267,934
Airship AI Holdings, Inc.*(a) 330 1,026
Alarm.com Holdings, Inc.* 5,166 307,584
Alkami Technology, Inc.* 4,717 157,265
Altair Engineering, Inc., Class
a
A* 6,120 553,003
American Software, Inc.,
Class
a
A 3,364 38,720
Amplitude, Inc., Class
a
A* 8,179 72,057
Appian Corp., Class
a
A* 4,311 139,849
Arteris, Inc.* 2,954 25,345
Asana, Inc., Class
a
A* 8,498 119,482
Investments
Shares Value
Common Stocks (continued)
AudioEye, Inc.*(a) 748 $ 18,109
Aurora Innovation, Inc.,
Class
a
A* 98,835 461,559
AvePoint, Inc.* 13,585 156,907
Bit Digital, Inc.* 12,528 40,340
Blackbaud, Inc.* 4,417 369,261
BlackLine, Inc.* 6,179 306,169
Blend Labs, Inc., Class
a
A* 24,722 90,730
Box, Inc., Class
a
A* 15,080 491,608
Braze, Inc., Class
a
A* 5,608 251,126
C3.ai, Inc., Class
a
A* 8,850 206,559
Cerence, Inc.* 4,406 14,540
Cipher Mining, Inc.* 18,482 64,872
Cleanspark, Inc.* 23,727 253,642
Clear Secure, Inc., Class
a
A 9,401 285,696
Clearwater Analytics Holdings,
Inc., Class
a
A* 14,990 371,452
CommVault Systems, Inc.* 4,672 726,029
Consensus Cloud Solutions,
Inc.* 1,927 46,421
CS Disco, Inc.* 3,145 17,392
Daily Journal Corp.* 152 75,561
Dave, Inc.* 834 31,358
Digimarc Corp.* 1,625 46,621
Digital Turbine, Inc.* 10,278 33,095
Domo, Inc., Class
a
B* 3,622 27,056
D-Wave Quantum, Inc.*(a) 9,378 9,472
E2open Parent Holdings, Inc.* 18,276 81,876
eGain Corp.* 2,171 15,566
Enfusion, Inc., Class
a
A* 5,181 42,950
Envestnet, Inc.* 5,424 340,356
EverCommerce, Inc.* 2,284 24,462
Freshworks, Inc., Class
a
A* 21,829 254,963
Hut 8 Corp.* 8,584 86,784
iLearningEngines Holdings,
Inc.*(a) 3,139 4,363
Instructure Holdings, Inc.* 2,363 55,365
Intapp, Inc.* 4,180 193,116
InterDigital, Inc. 2,707 375,082
Jamf Holding Corp.* 7,941 146,909
Kaltura, Inc.* 10,295 14,001
LiveRamp Holdings, Inc.* 6,976 180,818
Marathon Digital Holdings,
Inc.*(a) 29,275 488,893
Matterport, Inc.* 28,045 127,044
MeridianLink, Inc.* 2,887 65,910
Mitek Systems, Inc.* 4,958 46,209
N-able, Inc.* 7,650 98,379
NCR Voyix Corp.* 15,579 210,161
NextNav, Inc.*(a) 8,031 61,598
Olo, Inc., Class
a
A* 11,214 58,874
ON24, Inc.* 2,953 19,047
OneSpan, Inc.* 4,055 65,367
Ooma, Inc.* 2,646 27,518
Pagaya Technologies Ltd.,
Class
a
A* 4,325 65,135
PagerDuty, Inc.* 9,557 189,037
Porch Group, Inc.* 8,264 11,900
PowerSchool Holdings, Inc.,
Class
a
A* 6,374 144,754
Prairie Operating Co.* 448 3,907

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Progress Software Corp. 4,598 $ 267,374
PROS Holdings, Inc.* 4,895 98,536
Q2 Holdings, Inc.* 6,300 467,523
Qualys, Inc.* 3,978 497,926
Rapid7, Inc.* 6,626 250,529
Red Violet, Inc.* 1,180 34,102
Rekor Systems, Inc.* 7,606 9,508
ReposiTrak, Inc. 1,253 24,371
Rimini Street, Inc.* 5,682 10,000
Riot Platforms, Inc.* 29,059 218,814
Roadzen, Inc.* 1,621 3,437
Sapiens International Corp. NV 3,296 119,941
SEMrush Holdings, Inc.,
Class
a
A* 3,884 53,366
SolarWinds Corp. 5,829 74,553
SoundHound AI, Inc.,
Class
a
A*(a) 30,386 148,588
SoundThinking, Inc.* 1,063 14,988
Sprinklr, Inc., Class
a
A* 11,010 98,760
Sprout Social, Inc., Class
a
A* 5,287 164,426
SPS Commerce, Inc.* 3,983 795,564
Telos Corp.* 6,025 21,991
Tenable Holdings, Inc.* 12,626 521,201
Terawulf, Inc.* 24,641 107,435
Varonis Systems, Inc., Class
a
B* 11,804 668,106
Verint Systems, Inc.* 6,610 208,546
Vertex, Inc., Class
a
A* 5,813 224,905
Viant Technology, Inc., Class
a
A* 1,667 18,554
Weave Communications, Inc.* 4,193 47,297
WM Technology, Inc.* 8,939 8,844
Workiva, Inc., Class
a
A* 5,404 422,431
Xperi, Inc.* 4,816 42,477
Yext, Inc.* 11,222 57,120
Zeta Global Holdings Corp.,
Class
a
A* 17,609 465,054
Zuora, Inc., Class
a
A* 13,871 121,926
16,709,937
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT 4,711 48,241
Four Corners Property Trust,
Inc., REIT 9,823 278,482
Gladstone Land Corp., REIT 3,599 48,838
Outfront Media, Inc., REIT 15,849 270,225
PotlatchDeltic Corp., REIT 8,505 369,627
Safehold, Inc., REIT 5,545 138,958
Uniti Group, Inc., REIT 25,610 111,660
1,266,031
Specialty Retail — 1.3%
1-800-Flowers.com, Inc.,
Class
a
A* 2,770 22,243
Aaron's Co., Inc. (The) 3,322 33,519
Abercrombie & Fitch Co.,
Class
a
A* 5,386 794,812
Academy Sports & Outdoors,
Inc. 7,740 429,415
aka Brands Holding Corp.* 64 1,422
American Eagle Outfitters, Inc. 19,528 401,886
America's Car-Mart, Inc.* 646 39,102
Investments
Shares Value
Common Stocks (continued)
Arhaus, Inc., Class
a
A 5,487 $ 67,545
Arko Corp. 8,618 53,949
Asbury Automotive Group, Inc.* 2,167 532,302
BARK, Inc.* 14,195 23,706
Beyond, Inc.* 4,883 48,000
Boot Barn Holdings, Inc.* 3,168 425,051
Buckle, Inc. (The) 3,308 138,605
Build-A-Bear Workshop, Inc. 1,382 46,131
Caleres, Inc. 3,657 154,069
Camping World Holdings, Inc.,
Class
a
A 4,534 99,476
Citi Trends, Inc.* 860 12,298
Designer Brands, Inc., Class
a
A 4,502 29,893
Destination XL Group, Inc.* 5,738 15,780
EVgo, Inc., Class
a
A*(a) 10,785 48,856
Foot Locker, Inc. 8,933 278,174
Genesco, Inc.* 1,153 34,809
Group 1 Automotive, Inc. 1,419 534,622
GrowGeneration Corp.* 6,231 12,151
Haverty Furniture Cos., Inc. 1,543 42,278
J Jill, Inc. 506 16,460
Lands' End, Inc.* 1,519 23,529
Leslie's, Inc.* 19,241 58,108
MarineMax, Inc.* 2,314 73,400
Monro, Inc. 3,200 86,688
National Vision Holdings, Inc.* 8,332 87,986
ODP Corp. (The)* 3,817 117,755
OneWater Marine, Inc., Class
a
A* 1,280 30,758
Petco Health & Wellness Co.,
Inc., Class
a
A* 8,887 28,350
RealReal, Inc. (The)* 10,478 27,662
Revolve Group, Inc., Class
a
A* 4,107 94,132
RumbleON, Inc., Class
a
B*(a) 1,717 7,675
Sally Beauty Holdings, Inc.* 11,176 145,847
Shoe Carnival, Inc. 1,911 77,281
Signet Jewelers Ltd. 4,573 384,589
Sleep Number Corp.* 2,308 35,105
Sonic Automotive, Inc., Class
a
A 1,560 97,250
Stitch Fix, Inc., Class
a
A* 9,625 36,383
ThredUp, Inc., Class
a
A* 8,425 7,701
Tile Shop Holdings, Inc.* 3,068 19,328
Tilly's, Inc., Class
a
A* 1,583 8,485
Torrid Holdings, Inc.* 1,309 8,639
Upbound Group, Inc. 5,743 191,242
Urban Outfitters, Inc.* 6,859 249,119
Victoria's Secret & Co.* 8,404 197,158
Warby Parker, Inc., Class
a
A* 9,333 139,248
Winmark Corp. 311 112,147
Zumiez, Inc.* 1,760 48,822
6,730,941
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc., Class
a
A(a) 1,897 22,252
Corsair Gaming, Inc.* 4,784 33,345
CPI Card Group, Inc.* 535 15,322
Diebold Nixdorf, Inc.* 2,705 121,238
Eastman Kodak Co.* 6,480 34,214
Immersion Corp. 3,238 30,437
IonQ, Inc.*(a) 21,242 157,616
Turtle Beach Corp.* 1,834 28,647

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Shares Value
Common Stocks (continued)
Xerox Holdings Corp. 12,457 $ 141,138
584,209
Textiles, Apparel & Luxury Goods — 0.3%
Figs, Inc., Class
a
A* 13,909 85,819
G-III Apparel Group Ltd.* 4,329 114,589
Hanesbrands, Inc.* 37,829 240,214
Kontoor Brands, Inc. 5,960 446,106
Movado Group, Inc. 1,616 38,558
Oxford Industries, Inc. 1,585 137,863
Rocky Brands, Inc. 777 25,050
Steven Madden Ltd. 7,763 350,111
Superior Group of Cos., Inc. 1,392 20,156
Vera Bradley, Inc.* 2,865 16,703
Wolverine World Wide, Inc. 8,500 116,535
1,591,704
Tobacco — 0.1%
Ispire Technology, Inc.* 2,056 14,885
Turning Point Brands, Inc. 1,834 72,700
Universal Corp. 2,572 139,660
Vector Group Ltd. 15,727 235,590
462,835
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc. 2,873 19,364
Applied Industrial Technologies,
Inc. 4,118 844,684
Beacon Roofing Supply, Inc.* 6,819 617,801
BlueLinx Holdings, Inc.* 907 91,280
Boise Cascade Co. 4,240 575,029
Custom Truck One Source, Inc.* 5,463 22,398
Distribution Solutions Group,
Inc.* 1,143 42,542
DNOW, Inc.* 11,548 150,355
DXP Enterprises, Inc.* 1,336 73,480
EVI Industries, Inc. 556 9,191
FTAI Aviation Ltd. 10,667 1,363,366
GATX Corp. 3,822 539,284
Global Industrial Co. 1,460 48,910
GMS, Inc.* 4,288 372,156
H&E Equipment Services, Inc. 3,453 166,262
Herc Holdings, Inc. 3,014 441,159
Hudson Technologies, Inc.* 4,758 39,111
Karat Packaging, Inc. 731 18,524
McGrath RentCorp 2,613 282,596
MRC Global, Inc.* 9,023 118,743
Rush Enterprises, Inc., Class
a
A 6,513 343,235
Rush Enterprises, Inc., Class
a
B 944 44,406
Titan Machinery, Inc.* 2,214 33,454
Transcat, Inc.* 929 114,694
Willis Lease Finance Corp. 327 35,378
Xometry, Inc., Class
a
A* 4,505 88,478
6,495,880
Transportation Infrastructure — 0.0%(c)
Sky Harbour Group Corp.*(a) 1,213 14,981
Investments
Shares Value
Common Stocks (continued)
Water Utilities — 0.2%
American States Water Co. 3,991 $ 324,947
Cadiz, Inc.* 4,511 15,202
California Water Service Group 6,197 342,880
Consolidated Water Co. Ltd. 1,607 44,610
Global Water Resources, Inc. 1,240 15,736
Middlesex Water Co. 1,893 119,278
Pure Cycle Corp.* 2,226 23,707
SJW Group 3,465 204,401
York Water Co. (The) 1,534 59,795
1,150,556
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 6,934 55,264
Spok Holdings, Inc. 1,957 29,101
Telephone and Data Systems,
Inc. 10,559 249,403
333,768
Total Common Stocks
(Cost $246,724,797)
283,441,536
Number of
Rights
Rights — 0.0%(c)
Biotechnology — 0.0%(c)
Aduro Biotech, Inc., CVR*(d) 899 —
Cartesian Therapeutics,
Inc.*(d) 9,359 1,685
Chinook Therape, CVR*(d) 4,511 —
Oncternal Therapeutics,
Inc., CVR*(d) 23 —
Tobira Therapeutics, Inc.,
CVR*(d) 218 —
1,685
Food Products — 0.0%(c)
Prevail Therape, CVR*(d) 1,074 537
Total Rights
(Cost $3,929) 2,222
Shares
Securities Lending Reinvestments (e) — 0.9%
Investment Companies — 0.9%
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (f)
(Cost $4,563,612) 4,563,612 4,563,612
Principal
Amount
Short-Term Investments — 28.0%
Repurchase Agreements (g) — 4.3%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $21,458,281
(Cost $21,445,687) $ 21,445,687
21,445,687

ULTRAPRO RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

URTY
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (h) — 23.7%
U.S. Treasury Bills
5.26%, 9/24/2024 (i) $ 20,000,000 $ 19,939,537
5.22%, 11/12/2024 (i) 25,000,000 24,757,674
5.19%, 11/14/2024 (i) 25,000,000 24,750,500
5.19%, 11/19/2024 (i) 50,000,000 49,467,416
Total U.S. Treasury Obligations
(Cost $118,854,587) 118,915,127
Total Short-Term Investments
(Cost $140,300,274) 140,360,814
Total Investments — 85.4%
(Cost $391,592,612) 428,368,184
Other assets less liabilities — 14.6% 73,232,895
Net Assets — 100.0% $ 501,601,079
* Non-income producing security.
(a) The security or a portion of this security is on loan at August
31, 2024. The total value of securities on loan at August 31,
2024 was $4,814,226, collateralized in the form of cash with a value of $4,563,623 that was reinvested in the securities
shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $546,168 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
September 26, 2024 – November 15, 2052. The total value of
collateral is $5,109,791.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Represents less than 0.05% of net assets.
(d) Illiquid security.
(e) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $4,563,612.
(f) Rate shown is the 7-day yield as of August 31, 2024.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $63,600,481.
(i) The rate shown was the current yield as of August 31, 2024.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 357 9/20/2024 U.S. Dollar $ 39,682,335 $ 1,407,931
Swap Agreements
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
313,209,191 3/6/2025 Bank of America NA 5.68% Russell 2000
®
Index 6,747,326
168,477,786 11/6/2025 Barclays Capital 6.03% Russell 2000
®
Index 8,907,550
205,248,310 2/11/2025 BNP Paribas SA 5.58% Russell 2000
®
Index 11,631,882
133,995,858 11/6/2025 Citibank NA 5.88% Russell 2000
®
Index 9,672,799
84,760,036 3/6/2025 Goldman Sachs International 5.88% Russell 2000
®
Index 24,042,921
57,458,793 11/6/2025
Morgan Stanley & Co.
International plc 5.83% Russell 2000
®
Index 9,104,553
133,614,425 3/6/2026 Societe Generale 6.08% Russell 2000
®
Index 4,872,752
84,921,923 11/7/2024 UBS AG 6.03% Russell 2000
®
Index (1,233,017)
1,181,686,322 73,746,766
Total Unrealized
Appreciation
74,979,783
Total Unrealized
Depreciation
(1,233,017)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks — 50 .1%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.* 2,828 $ 1,032,135
Boeing Co. (The)* 23,206 4,031,810
General Dynamics Corp. 9,154 2,740,341
General Electric Co. 44,044 7,690,963
Howmet Aerospace, Inc. 15,561 1,504,126
Huntington Ingalls Industries,
Inc. 1,602 452,998
L3Harris Technologies, Inc. 7,652 1,810,999
Lockheed Martin Corp. 8,611 4,891,909
Northrop Grumman Corp. 5,550 2,903,816
RTX Corp. 53,485 6,596,840
Textron, Inc. 7,693 701,602
TransDigm Group, Inc. 2,205 3,027,928
37,385,467
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. 4,661 482,460
Expeditors International of
Washington, Inc. 5,621 693,688
FedEx Corp. 9,112 2,722,392
United Parcel Service, Inc.,
Class
a
B 29,294 3,765,744
7,664,284
Automobile Components — 0.0%(a)
Aptiv plc* 10,954 783,540
BorgWarner, Inc. 9,175 312,592
1,096,132
Automobiles — 0.7%
Ford Motor Co. 157,744 1,765,155
General Motors Co. 45,886 2,284,205
Tesla, Inc.* 111,606 23,895,961
27,945,321
Banks — 1.7%
Bank of America Corp. 273,740 11,154,905
Citigroup, Inc. 76,733 4,806,555
Citizens Financial Group, Inc. 18,352 790,053
Fifth Third Bancorp 27,468 1,172,609
Huntington Bancshares, Inc. 58,368 873,769
JPMorgan Chase & Co. 115,569 25,979,911
KeyCorp 37,914 646,813
M&T Bank Corp. 6,727 1,157,784
PNC Financial Services Group,
Inc. (The) 15,943 2,950,890
Regions Financial Corp. 36,900 864,198
Truist Financial Corp. 53,839 2,393,682
US Bancorp 62,718 2,962,171
Wells Fargo & Co. 140,270 8,201,587
63,954,927
Beverages — 0.7%
Brown-Forman Corp., Class
a
B 7,228 329,525
Coca-Cola Co. (The) 155,953 11,301,914
Constellation Brands, Inc.,
Class
a
A 6,419 1,545,118
Investments
Shares Value
Common Stocks (continued)
Keurig Dr Pepper, Inc. 42,004 $ 1,537,766
Molson Coors Beverage Co.,
Class
a
B 7,347 396,518
Monster Beverage Corp.* 28,479 1,342,215
PepsiCo, Inc. 55,288 9,558,189
26,011,245
Biotechnology — 1.0%
AbbVie, Inc. 71,077 13,953,126
Amgen, Inc. 21,594 7,208,725
Biogen, Inc.* 5,905 1,209,108
Gilead Sciences, Inc. 50,173 3,963,667
Incyte Corp.* 6,288 412,870
Moderna, Inc.* 13,403 1,037,392
Regeneron Pharmaceuticals,
Inc.* 4,229 5,010,054
Vertex Pharmaceuticals, Inc.* 10,383 5,148,826
37,943,768
Broadline Retail — 1.8%
Amazon.com, Inc.* 368,458 65,769,753
eBay, Inc. 20,364 1,203,512
Etsy, Inc.* 4,655 256,444
67,229,709
Building Products — 0.3%
A O Smith Corp. 4,906 410,730
Allegion plc 3,586 497,880
Builders FirstSource, Inc.* 4,965 863,910
Carrier Global Corp. 33,690 2,451,958
Johnson Controls International
plc 27,049 1,970,520
Masco Corp. 8,776 698,219
Trane Technologies plc 9,110 3,294,723
10,187,940
Capital Markets — 1.5%
Ameriprise Financial, Inc. 4,060 1,824,727
Bank of New York Mellon Corp.
(The) 30,106 2,053,831
BlackRock, Inc. 5,573 5,025,787
Blackstone, Inc. 28,789 4,098,402
Cboe Global Markets, Inc. 4,183 859,188
Charles Schwab Corp. (The) 60,014 3,906,911
CME Group, Inc. 14,560 3,141,174
FactSet Research Systems, Inc. 1,542 652,019
Franklin Resources, Inc. 12,050 243,892
Goldman Sachs Group, Inc.
(The) 12,972 6,618,963
Intercontinental Exchange, Inc. 23,169 3,742,952
Invesco Ltd. 18,112 309,534
KKR & Co., Inc. 26,828 3,320,502
MarketAxess Holdings, Inc. 1,533 371,584
Moody's Corp. 6,359 3,101,539
Morgan Stanley 50,301 5,211,687
MSCI, Inc., Class
a
A 3,157 1,832,923
Nasdaq, Inc. 16,675 1,201,934
Northern Trust Corp. 8,251 752,574
Raymond James Financial, Inc. 7,440 889,601
S&P Global, Inc. 12,867 6,603,859

ULTRAPRO S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (continued)
State Street Corp. 12,203 $ 1,062,881
T. Rowe Price Group, Inc. 9,007 955,102
57,781,566
Chemicals — 0.7%
Air Products and Chemicals,
Inc. 8,952 2,496,265
Albemarle Corp.(b) 4,682 422,550
Celanese Corp., Class
a
A 4,114 537,288
CF Industries Holdings, Inc. 7,400 614,866
Corteva, Inc. 27,989 1,603,770
Dow, Inc. 28,328 1,517,814
DuPont de Nemours, Inc. 16,881 1,422,224
Eastman Chemical Co. 4,691 480,218
Ecolab, Inc. 10,244 2,593,576
FMC Corp. 4,966 320,704
International Flavors &
Fragrances, Inc. 10,176 1,058,202
Linde plc 19,308 9,234,051
LyondellBasell Industries NV,
Class
a
A 10,345 1,021,052
Mosaic Co. (The) 12,921 369,153
PPG Industries, Inc. 9,482 1,230,100
Sherwin-Williams Co. (The) 9,383 3,465,799
28,387,632
Commercial Services & Supplies — 0.3%
Cintas Corp. 3,548 2,856,566
Copart, Inc.* 35,177 1,862,974
Republic Services, Inc., Class
a
A 8,255 1,718,773
Rollins, Inc. 11,288 566,432
Veralto Corp. 8,746 983,313
Waste Management, Inc. 14,647 3,105,750
11,093,808
Communications Equipment — 0.4%
Arista Networks, Inc.* 10,228 3,614,370
Cisco Systems, Inc. 162,926 8,234,280
F5, Inc.* 2,332 473,746
Juniper Networks, Inc. 13,152 511,350
Motorola Solutions, Inc. 6,724 2,972,277
15,806,023
Construction & Engineering — 0.0%(a)
Quanta Services, Inc. 5,939 1,633,997
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 2,481 1,325,251
Vulcan Materials Co. 5,377 1,318,494
2,643,745
Consumer Finance — 0.3%
American Express Co. 22,847 5,909,377
Capital One Financial Corp. 15,438 2,268,305
Discover Financial Services 10,085 1,398,890
Synchrony Financial 16,096 808,985
10,385,557
Investments
Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp. 17,894 $ 15,968,248
Dollar General Corp. 8,745 725,573
Dollar Tree, Inc.* 8,374 707,519
Kroger Co. (The) 27,002 1,436,776
Sysco Corp. 20,043 1,562,753
Target Corp. 18,631 2,862,094
Walgreens Boots Alliance, Inc. 28,844 266,807
Walmart, Inc. 171,894 13,275,374
36,805,144
Containers & Packaging — 0.1%
Amcor plc 58,096 664,618
Avery Dennison Corp. 3,197 709,254
Ball Corp. 12,485 796,668
International Paper Co. 14,062 680,882
Packaging Corp. of America 3,547 743,238
Smurfit WestRock plc 20,618 977,706
4,572,366
Distributors — 0.1%
Genuine Parts Co. 5,558 796,239
LKQ Corp. 10,663 443,474
Pool Corp. 1,553 546,066
1,785,779
Diversified Telecommunication Services — 0.3%
AT&T, Inc. 288,530 5,741,747
Verizon Communications, Inc. 169,384 7,076,863
12,818,610
Electric Utilities — 0.8%
Alliant Energy Corp. 10,312 600,880
American Electric Power Co.,
Inc. 21,240 2,129,947
Constellation Energy Corp. 12,648 2,487,862
Duke Energy Corp. 31,062 3,539,515
Edison International 15,544 1,352,794
Entergy Corp. 8,613 1,039,503
Evergy, Inc. 9,274 548,464
Eversource Energy 14,140 954,874
Exelon Corp. 40,272 1,533,960
FirstEnergy Corp. 20,844 915,468
NextEra Energy, Inc. 82,711 6,659,063
NRG Energy, Inc. 8,305 706,008
PG&E Corp. 86,004 1,694,279
Pinnacle West Capital Corp. 4,513 394,978
PPL Corp. 29,722 948,429
Southern Co. (The) 43,994 3,801,082
Xcel Energy, Inc. 22,337 1,367,695
30,674,801
Electrical Equipment — 0.4%
AMETEK, Inc. 9,216 1,576,397
Eaton Corp. plc 16,036 4,921,930
Emerson Electric Co. 23,011 2,425,129
GE Vernova, Inc.* 11,038 2,218,638
Generac Holdings, Inc.* 2,426 379,742

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 2,132 $ 852,629
Rockwell Automation, Inc. 4,533 1,233,112
13,607,577
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Class
a
A 48,392 3,264,040
CDW Corp. 5,459 1,231,769
Corning, Inc. 31,027 1,298,480
Jabil, Inc. 4,913 536,893
Keysight Technologies, Inc.* 6,960 1,072,675
TE Connectivity Ltd. 12,309 1,890,662
Teledyne Technologies, Inc.* 1,897 821,022
Trimble, Inc.* 9,823 556,866
Zebra Technologies Corp.,
Class
a
A* 2,168 748,784
11,421,191
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 40,178 1,413,060
Halliburton Co. 35,571 1,105,903
Schlumberger NV 57,507 2,529,733
5,048,696
Entertainment — 0.6%
Electronic Arts, Inc. 9,724 1,476,298
Live Nation Entertainment, Inc.* 5,772 563,751
Netflix, Inc.* 17,402 12,204,893
Take-Two Interactive Software,
Inc.* 6,440 1,041,412
Walt Disney Co. (The) 73,358 6,630,096
Warner Bros Discovery, Inc.* 89,690 703,170
22,619,620
Financial Services — 2.1%
Berkshire Hathaway, Inc.,
Class
a
B* 72,770 34,632,698
Corpay, Inc.* 2,795 881,962
Fidelity National Information
Services, Inc. 22,363 1,843,829
Fiserv, Inc.* 23,633 4,126,322
Global Payments, Inc. 10,167 1,128,639
Jack Henry & Associates, Inc. 2,918 504,902
Mastercard, Inc., Class
a
A 33,045 15,971,970
PayPal Holdings, Inc.* 42,095 3,048,941
Visa, Inc., Class
a
A 63,329 17,502,236
79,641,499
Food Products — 0.4%
Archer-Daniels-Midland Co. 19,895 1,213,396
Bunge Global SA 5,633 571,073
Campbell Soup Co. 7,849 390,252
Conagra Brands, Inc. 19,260 600,912
General Mills, Inc. 22,700 1,640,983
Hershey Co. (The) 5,999 1,158,167
Hormel Foods Corp. 11,769 383,081
J M Smucker Co. (The) 4,232 485,326
Kellanova 10,582 853,015
Kraft Heinz Co. (The) 31,769 1,125,576
Lamb Weston Holdings, Inc. 5,861 362,913
Investments
Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 10,138 $ 811,344
Mondelez International, Inc.,
Class
a
A 53,960 3,874,868
Tyson Foods, Inc., Class
a
A 11,512 740,337
14,211,243
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 6,018 786,793
Ground Transportation — 0.5%
CSX Corp. 78,625 2,694,479
JB Hunt Transport Services,
Inc. 3,241 561,341
Norfolk Southern Corp. 9,111 2,333,874
Old Dominion Freight Line, Inc. 7,193 1,386,810
Uber Technologies, Inc.* 84,101 6,150,306
Union Pacific Corp. 24,625 6,306,216
19,433,026
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories 69,929 7,920,858
Align Technology, Inc.* 2,784 660,421
Baxter International, Inc. 20,507 778,036
Becton Dickinson & Co. 11,613 2,815,107
Boston Scientific Corp.* 59,105 4,834,198
Cooper Cos., Inc. (The)* 8,018 847,743
Dexcom, Inc.* 15,933 1,104,794
Edwards Lifesciences Corp.* 24,234 1,695,411
GE HealthCare Technologies,
Inc. 17,003 1,442,194
Hologic, Inc.* 9,388 762,681
IDEXX Laboratories, Inc.* 3,289 1,583,094
Insulet Corp.* 2,785 564,715
Intuitive Surgical, Inc.* 14,230 7,010,125
Medtronic plc 53,419 4,731,855
ResMed, Inc. 5,963 1,461,054
Solventum Corp.* 5,504 352,862
STERIS plc 4,038 973,562
Stryker Corp. 13,603 4,902,793
Teleflex, Inc. 1,873 459,203
Zimmer Biomet Holdings, Inc. 8,305 958,895
45,859,601
Health Care Providers & Services — 1.3%
Cardinal Health, Inc. 9,703 1,093,722
Cencora, Inc. 6,683 1,601,046
Centene Corp.* 21,463 1,691,928
Cigna Group (The) 11,423 4,132,956
CVS Health Corp. 50,535 2,892,623
DaVita, Inc.* 2,184 329,609
Elevance Health, Inc. 9,264 5,159,029
HCA Healthcare, Inc. 7,828 3,096,679
Henry Schein, Inc.* 5,094 359,382
Humana, Inc. 4,907 1,739,384
Labcorp Holdings, Inc. 3,373 775,419
McKesson Corp. 5,183 2,908,078
Molina Healthcare, Inc.* 2,331 815,360
Quest Diagnostics, Inc. 4,531 711,231
UnitedHealth Group, Inc. 36,991 21,832,088

ULTRAPRO S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (continued)
Universal Health Services, Inc.,
Class
a
B 2,382 $ 566,845
49,705,379
Health Care REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 6,377 762,498
Healthpeak Properties, Inc.,
REIT 28,351 631,660
Ventas, Inc., REIT 16,335 1,014,567
Welltower, Inc., REIT 24,132 2,912,250
5,320,975
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 28,407 502,804
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc., Class
a
A* 17,815 2,089,878
Booking Holdings, Inc. 1,346 5,261,824
Caesars Entertainment, Inc.* 8,713 327,957
Carnival Corp.* 40,663 670,939
Chipotle Mexican Grill, Inc.,
Class
a
A* 55,785 3,128,423
Darden Restaurants, Inc. 4,854 767,660
Domino's Pizza, Inc. 1,390 575,752
Expedia Group, Inc.* 5,058 703,517
Hilton Worldwide Holdings, Inc. 10,054 2,208,261
Las Vegas Sands Corp. 14,650 571,203
Marriott International, Inc.,
Class
a
A 9,661 2,267,340
McDonald's Corp. 28,931 8,351,222
MGM Resorts International* 10,089 379,246
Norwegian Cruise Line Holdings
Ltd.* 17,313 309,730
Royal Caribbean Cruises Ltd.* 9,553 1,572,615
Starbucks Corp. 45,564 4,308,987
Wynn Resorts Ltd. 3,763 289,299
Yum! Brands, Inc. 11,326 1,528,104
35,311,957
Household Durables — 0.2%
DR Horton, Inc. 11,918 2,249,642
Garmin Ltd. 6,207 1,137,681
Lennar Corp., Class
a
A 9,855 1,794,201
Mohawk Industries, Inc.* 2,224 345,031
NVR, Inc.* 150 1,375,869
PulteGroup, Inc. 8,480 1,116,392
8,018,816
Household Products — 0.6%
Church & Dwight Co., Inc. 9,838 1,002,295
Clorox Co. (The) 5,065 801,840
Colgate-Palmolive Co. 33,017 3,516,311
Kimberly-Clark Corp. 13,622 1,970,559
Procter & Gamble Co. (The) 94,969 16,290,982
23,581,987
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 28,640 490,603
Investments
Shares Value
Common Stocks (continued)
Vistra Corp. 13,093 $ 1,118,535
1,609,138
Industrial Conglomerates — 0.2%
3M Co. 22,259 2,998,065
Honeywell International, Inc. 26,157 5,438,302
8,436,367
Industrial REITs — 0.1%
Prologis, Inc., REIT 37,288 4,766,152
Insurance — 1.1%
Aflac, Inc. 20,801 2,295,598
Allstate Corp. (The) 10,625 2,007,487
American International Group,
Inc. 26,668 2,054,769
Aon plc, Class
a
A 8,772 3,015,112
Arch Capital Group Ltd.* 14,982 1,694,314
Arthur J Gallagher & Co. 8,822 2,581,053
Assurant, Inc. 2,190 430,007
Brown & Brown, Inc. 9,551 1,004,097
Chubb Ltd. 16,399 4,660,268
Cincinnati Financial Corp. 6,337 868,359
Everest Group Ltd. 1,699 666,416
Globe Life, Inc. 3,356 352,548
Hartford Financial Services
Group, Inc. (The) 11,889 1,380,313
Loews Corp. 7,338 601,276
Marsh & McLennan Cos., Inc. 19,734 4,489,682
MetLife, Inc. 24,108 1,867,888
Principal Financial Group, Inc. 8,687 707,296
Progressive Corp. (The) 23,642 5,962,512
Prudential Financial, Inc. 14,530 1,760,455
Travelers Cos., Inc. (The) 9,230 2,105,086
W R Berkley Corp. 12,165 726,250
Willis Towers Watson plc 4,073 1,189,764
42,420,550
Interactive Media & Services — 3.1%
Alphabet, Inc., Class
a
A 236,262 38,600,486
Alphabet, Inc., Class
a
C 196,586 32,458,314
Match Group, Inc.* 10,701 398,184
Meta Platforms, Inc., Class
a
A 88,128 45,942,008
117,398,992
IT Services — 0.6%
Accenture plc, Class
a
A 25,267 8,640,051
Akamai Technologies, Inc.* 6,082 619,391
Cognizant Technology Solutions
Corp., Class
a
A 20,008 1,556,022
EPAM Systems, Inc.* 2,302 462,149
Gartner, Inc.* 3,092 1,521,140
GoDaddy, Inc., Class
a
A* 5,604 938,166
International Business
Machines Corp. 36,943 7,467,289
VeriSign, Inc.* 3,562 655,052
21,859,260

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(a)
Hasbro, Inc. 5,310 $ 361,930
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 11,778 1,683,312
Bio-Rad Laboratories, Inc.,
Class
a
A* 792 267,157
Bio-Techne Corp. 6,383 472,278
Charles River Laboratories
International, Inc.* 2,175 430,106
Danaher Corp. 26,481 7,131,598
IQVIA Holdings, Inc.* 7,365 1,852,666
Mettler-Toledo International,
Inc.* 838 1,205,949
Revvity, Inc. 5,027 616,009
Thermo Fisher Scientific, Inc. 15,421 9,484,994
Waters Corp.* 2,363 818,425
West Pharmaceutical Services,
Inc. 2,917 914,859
24,877,353
Machinery — 0.8%
Caterpillar, Inc. 19,694 7,013,033
Cummins, Inc. 5,446 1,703,781
Deere & Co. 10,407 4,014,396
Dover Corp. 5,471 1,017,770
Fortive Corp. 14,127 1,051,049
IDEX Corp. 3,127 645,663
Illinois Tool Works, Inc. 10,930 2,767,257
Ingersoll Rand, Inc. 16,275 1,488,349
Nordson Corp. 2,153 552,374
Otis Worldwide Corp. 16,316 1,544,962
PACCAR, Inc. 21,090 2,028,388
Parker-Hannifin Corp. 5,117 3,071,224
Pentair plc 6,705 594,667
Snap-on, Inc. 2,210 627,065
Stanley Black & Decker, Inc. 6,217 636,372
Westinghouse Air Brake
Technologies Corp. 7,137 1,210,221
Xylem, Inc. 9,777 1,344,631
31,311,202
Media — 0.3%
Charter Communications, Inc.,
Class
a
A* 4,010 1,393,635
Comcast Corp., Class
a
A 157,528 6,233,383
Fox Corp., Class
a
A 9,238 382,176
Fox Corp., Class
a
B 5,360 205,985
Interpublic Group of Cos., Inc.
(The) 15,131 493,422
News Corp., Class
a
A 15,215 431,041
News Corp., Class
a
B 4,554 134,024
Omnicom Group, Inc. 7,830 786,367
Paramount Global, Class
a
B 19,904 208,395
10,268,428
Metals & Mining — 0.2%
Freeport-McMoRan, Inc. 57,853 2,561,731
Newmont Corp. 46,462 2,480,606
Investments
Shares Value
Common Stocks (continued)
Nucor Corp. 9,654 $ 1,466,539
Steel Dynamics, Inc. 6,001 717,180
7,226,056
Multi-Utilities — 0.3%
Ameren Corp. 10,658 879,392
CenterPoint Energy, Inc. 25,711 701,910
CMS Energy Corp. 12,019 815,609
Consolidated Edison, Inc. 13,906 1,412,294
Dominion Energy, Inc. 33,701 1,883,886
DTE Energy Co. 8,362 1,045,417
NiSource, Inc. 17,956 593,625
Public Service Enterprise
Group, Inc. 20,047 1,618,795
Sempra 25,527 2,097,809
WEC Energy Group, Inc. 12,683 1,179,900
12,228,637
Office REITs — 0.0%(a)
BXP, Inc., REIT 5,867 441,316
Oil, Gas & Consumable Fuels — 1.6%
APA Corp. 14,559 414,786
Chevron Corp. 68,948 10,200,856
ConocoPhillips 47,010 5,349,268
Coterra Energy, Inc. 29,960 728,927
Devon Energy Corp. 25,490 1,141,442
Diamondback Energy, Inc. 7,186 1,402,060
EOG Resources, Inc. 23,216 2,990,685
EQT Corp. 24,060 806,251
Exxon Mobil Corp. 180,421 21,278,853
Hess Corp. 11,112 1,534,123
Kinder Morgan, Inc. 77,663 1,675,191
Marathon Oil Corp. 22,675 649,639
Marathon Petroleum Corp. 14,144 2,505,185
Occidental Petroleum Corp. 27,120 1,545,298
ONEOK, Inc. 23,472 2,167,874
Phillips 66 16,984 2,383,025
Targa Resources Corp. 8,924 1,310,936
Valero Energy Corp. 13,121 1,925,244
Williams Cos., Inc. (The) 48,982 2,241,906
62,251,549
Passenger Airlines — 0.1%
American Airlines Group, Inc.* 26,456 280,963
Delta Air Lines, Inc. 26,028 1,105,930
Southwest Airlines Co. 24,155 698,562
United Airlines Holdings, Inc.* 13,196 581,152
2,666,607
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 9,371 858,946
Kenvue, Inc. 77,058 1,691,423
2,550,369
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co. 81,599 4,075,870
Catalent, Inc.* 7,308 445,495

ULTRAPRO S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (continued)
Eli Lilly & Co. 32,146 $ 30,860,803
Johnson & Johnson 96,828 16,059,892
Merck & Co., Inc. 101,880 12,067,686
Pfizer, Inc. 228,001 6,614,309
Viatris, Inc. 47,948 579,212
Zoetis, Inc., Class
a
A 18,330 3,363,372
74,066,639
Professional Services — 0.3%
Automatic Data Processing, Inc. 16,435 4,534,581
Broadridge Financial Solutions,
Inc. 4,713 1,003,209
Dayforce, Inc.* 6,394 365,545
Equifax, Inc. 5,036 1,546,707
Jacobs Solutions, Inc. 4,987 752,439
Leidos Holdings, Inc. 5,497 871,329
Paychex, Inc. 12,879 1,689,725
Paycom Software, Inc. 1,926 313,514
Verisk Analytics, Inc., Class
a
A 5,784 1,577,991
12,655,040
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 12,218 1,406,780
CoStar Group, Inc.* 16,490 1,274,677
2,681,457
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 5,750 1,297,947
Camden Property Trust, REIT 4,251 532,225
Equity Residential, REIT 13,857 1,037,612
Essex Property Trust, Inc., REIT 2,666 804,572
Invitation Homes, Inc., REIT 23,143 852,588
Mid-America Apartment
Communities, Inc., REIT 4,650 755,021
UDR, Inc., REIT 12,156 541,064
5,821,029
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 3,094 355,810
Kimco Realty Corp., REIT 26,893 625,531
Realty Income Corp., REIT 35,123 2,181,490
Regency Centers Corp., REIT 6,571 477,646
Simon Property Group, Inc.,
REIT 13,104 2,192,954
5,833,431
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices, Inc.* 65,041 9,662,564
Analog Devices, Inc. 19,947 4,684,353
Applied Materials, Inc. 33,416 6,591,640
Broadcom, Inc. 174,837 28,466,960
Enphase Energy, Inc.* 5,538 670,320
First Solar, Inc.* 4,269 970,643
Intel Corp. 171,307 3,775,606
KLA Corp. 5,472 4,483,921
Lam Research Corp. 5,306 4,356,279
Microchip Technology, Inc. 21,730 1,785,337
Micron Technology, Inc. 44,635 4,295,672
Investments
Shares Value
Common Stocks (continued)
Monolithic Power Systems, Inc. 1,954 $ 1,826,365
NVIDIA Corp. 989,821 118,154,933
NXP Semiconductors NV 10,276 2,634,355
ON Semiconductor Corp.* 17,368 1,352,446
Qorvo, Inc.* 3,949 457,650
QUALCOMM, Inc. 44,985 7,885,870
Skyworks Solutions, Inc. 6,390 700,280
Teradyne, Inc. 6,327 865,091
Texas Instruments, Inc. 36,584 7,841,415
211,461,700
Software — 5.1%
Adobe, Inc.* 17,952 10,311,808
ANSYS, Inc.* 3,580 1,150,683
Autodesk, Inc.* 8,627 2,229,217
Cadence Design Systems, Inc.* 10,958 2,946,935
Crowdstrike Holdings, Inc.,
Class
a
A* 9,310 2,581,477
Fair Isaac Corp.* 996 1,723,349
Fortinet, Inc.* 25,491 1,955,415
Gen Digital, Inc. 22,271 589,291
Intuit, Inc. 11,255 7,093,576
Microsoft Corp. 299,106 124,769,077
Oracle Corp. 64,054 9,050,190
Palo Alto Networks, Inc.* 13,002 4,716,085
PTC, Inc.* 4,871 872,347
Roper Technologies, Inc. 4,269 2,366,776
Salesforce, Inc. 39,114 9,891,931
ServiceNow, Inc.* 8,273 7,073,415
Synopsys, Inc.* 6,074 3,155,929
Tyler Technologies, Inc.* 1,678 986,446
193,463,947
Specialized REITs — 0.5%
American Tower Corp., REIT 18,843 4,221,963
Crown Castle, Inc., REIT 17,413 1,950,604
Digital Realty Trust, Inc., REIT 13,132 1,990,942
Equinix, Inc., REIT 3,785 3,158,053
Extra Space Storage, Inc., REIT 8,547 1,512,819
Iron Mountain, Inc., REIT 11,779 1,334,090
Public Storage, REIT 6,411 2,203,589
SBA Communications Corp.,
Class
a
A, REIT 4,289 972,145
VICI Properties, Inc., Class
a
A,
REIT 41,976 1,405,356
Weyerhaeuser Co., REIT 29,278 892,686
19,642,247
Specialty Retail — 1.0%
AutoZone, Inc.* 809 2,573,817
Bath & Body Works, Inc. 9,023 277,547
Best Buy Co., Inc. 7,767 779,807
CarMax, Inc.* 6,376 539,091
Home Depot, Inc. (The) 39,827 14,676,249
Lowe's Cos., Inc. 23,013 5,718,730
O'Reilly Automotive, Inc.* 2,345 2,649,780
Ross Stores, Inc. 13,579 2,045,133
TJX Cos., Inc. (The) 45,558 5,342,587
Tractor Supply Co. 4,305 1,151,803

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Investments
Shares Value
Common Stocks (continued)
Ulta Beauty, Inc.* 1,920 $ 677,453
36,431,997
Technology Hardware, Storage & Peripherals — 3.6%
Apple, Inc. 580,040 132,829,160
Hewlett Packard Enterprise Co. 52,215 1,011,404
HP, Inc. 34,701 1,255,482
NetApp, Inc. 8,335 1,006,201
Seagate Technology Holdings
plc 7,898 786,246
Super Micro Computer, Inc.* 2,034 890,282
Western Digital Corp.* 13,098 859,098
138,637,873
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.* 1,040 997,662
Lululemon Athletica, Inc.* 4,560 1,183,183
NIKE, Inc., Class
a
B 48,800 4,066,016
Ralph Lauren Corp., Class
a
A 1,585 271,447
Tapestry, Inc. 9,267 379,669
6,897,977
Tobacco — 0.3%
Altria Group, Inc. 69,065 3,713,625
Philip Morris International, Inc. 62,587 7,716,351
11,429,976
Trading Companies & Distributors — 0.1%
Fastenal Co. 23,032 1,572,625
United Rentals, Inc. 2,649 1,963,598
WW Grainger, Inc. 1,713 1,687,168
5,223,391
Water Utilities — 0.0%(a)
American Water Works Co., Inc. 7,876 1,127,213
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 20,694 4,112,312
Total Common Stocks
(Cost $1,984,568,315)
1,909,039,120
Securities Lending Reinvestments (c) — 0 .0% (a)
Investment Companies — 0 .0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.19% (d)
(Cost $390,456) 390,456 390,456
Investments
Principal
Amount Value
Short-Term Investments — 24 .6%
Repurchase Agreements (e) — 4 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $153,054,378
(Cost $152,964,542) $ 152,964,542
$ 152,964,542
U.S. Treasury Obligations (f) — 20 .6%
U.S. Treasury Bills
5.26%, 9/24/2024 (g) 80,000,000 79,758,149
5.29%, 10/8/2024 (g) 100,000,000 99,502,222
5.15%, 10/31/2024 (g) 60,000,000 59,510,867
5.28%, 11/5/2024 (g) 125,000,000 123,901,875
5.22%, 11/12/2024 (g) 100,000,000 99,030,694
5.09%, 11/26/2024 (g) 100,000,000 98,842,229
5.08%, 12/3/2024 (g) 75,000,000 74,067,250
5.25%, 12/26/2024 (g) 150,000,000 147,697,912
Total U.S. Treasury Obligations
(Cost $781,855,415) 782,311,198
Total Short-Term Investments
(Cost $934,819,957) 935,275,740
Total Investments — 74.7%
(Cost $2,919,778,728) 2,844,705,316
Other assets less liabilities — 25.3% 962,204,856
Net Assets — 100.0% $ 3,806,910,172
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at August 31,
2024. The total value of securities on loan at August 31, 2024 was $376,884, collateralized in the form of cash with a value of $390,456 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at August 31, 2024. The total value of
securities purchased was $390,456.
(d) Rate shown is the 7-day yield as of August 31, 2024.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $597,098,612.
(g) The rate shown was the current yield as of August 31, 2024.
Abbreviations
REIT Real Estate Investment Trust
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of August 31, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 2,106 9/20/2024 U.S. Dollar $ 596,103,300 $ 16,823,207

ULTRAPRO S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

UPRO
::
Swap Agreements
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
1,263,394,573 12/8/2025 Bank of America NA 6.03% S&P 500
®
70,212,728
1,059,470,388 3/6/2026 Barclays Capital 6.13% S&P 500
®
39,892,312
1,249,742,390 12/8/2025 BNP Paribas SA 5.93% S&P 500
®
84,679,140
870,169,910 3/6/2025 Citibank NA 6.08% S&P 500
®
198,465,860
616,816,577 11/6/2025 Goldman Sachs International 6.08% S&P 500
®
108,911,540
865,764,159 4/7/2025 J.P. Morgan Securities 5.83% S&P 500
®
100,435,459
724,706,665 3/6/2025
Morgan Stanley & Co.
International plc 6.18% S&P 500
®
136,489,476
1,220,681,373 11/6/2025 Societe Generale 6.23% S&P 500
®
128,490,796
1,044,790,196 4/7/2025 UBS AG 6.13% S&P 500
®
66,588,057
8,915,536,231 934,165,368
Total Unrealized
Appreciation
934,165,368
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TTT
::
Investments
Principal
Amount Value
Short-Term Investments — 38 .1%
Repurchase Agreements (a) — 0 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $62,776
(Cost $62,738) $ 62,738
$ 62,738
U.S. Treasury Obligations (b) — 37 .9%
U.S. Treasury Bills
5.25%, 12/26/2024 (c)
(Cost $11,802,317) 12,000,000 11,815,833
Total Short-Term Investments
(Cost $11,865,055) 11,878,571
Total Investments — 38.1%
(Cost $11,865,055) 11,878,571
Other assets less liabilities — 61.9% 19,293,575
Net Assets — 100.0% $ 31,172,146
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,945,310.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. Treasury Long Bond 7 12/19/2024 U.S. Dollar $ 859,906 $ 9,612
Swap Agreements
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(5,454,372) 11/6/2024 Bank of America NA (5.13)%
ICE U.S. Treasury 20+ Year
Bond Index 8,281,758
(13,018,084) 12/10/2024 Barclays Capital (5.18)%
ICE U.S. Treasury 20+ Year
Bond Index 1,443,576
(22,683,088) 1/14/2025 Citibank NA (5.03)%
ICE U.S. Treasury 20+ Year
Bond Index 279,185
(403,085) 11/6/2024 Goldman Sachs International (5.05)%
ICE U.S. Treasury 20+ Year
Bond Index 8,355,465
(19,795,204) 4/22/2025
Morgan Stanley & Co.
International plc (5.21)%
ICE U.S. Treasury 20+ Year
Bond Index 417,344
(6,639,876) 2/18/2025 Societe Generale (5.12)%
ICE U.S. Treasury 20+ Year
Bond Index (59,068)
(24,721,471) 2/18/2025 UBS AG (5.03)%
ICE U.S. Treasury 20+ Year
Bond Index 515,827
(92,715,180) 19,234,087
Total Unrealized
Appreciation
19,293,155
Total Unrealized
Depreciation
(59,068)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT DOW30
~
SM
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Investments
Principal
Amount Value
Short-Term Investments — 162 .4%
Repurchase Agreements (a) — 33 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $98,891,546
(Cost $98,833,502) $ 98,833,502
$ 98,833,502
U.S. Treasury Obligations (b) — 129 .3%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 78,443,000 78,260,838
5.28%, 10/10/2024 (c) 60,000,000 59,683,650
5.28%, 11/5/2024 (c) 75,000,000 74,341,125
5.29%, 11/7/2024 (c) 100,000,000 99,094,288
5.19%, 11/14/2024 (c) 25,000,000 24,750,500
5.26%, 12/19/2024 (c) 50,000,000 49,279,236
Total U.S. Treasury Obligations
(Cost $385,203,609) 385,409,637
Total Short-Term Investments
(Cost $484,037,111) 484,243,139
Total Investments — 162.4%
(Cost $484,037,111) 484,243,139
Liabilities in excess of other assets — (62.4%) (185,988,366)
Net Assets — 100.0% $ 298,254,773
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $226,147,540.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 90 9/20/2024 U.S. Dollar $ 18,743,850 $ (280,431)

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO SHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDOW
::
Swap Agreements
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(54,115,130) 3/6/2025 Bank of America NA (5.83)%
Dow Jones Industrial
Average
SM
(15,187,358)
(163,051,963) 11/6/2025 Barclays Capital (5.73)%
Dow Jones Industrial
Average
SM
(28,127,650)
(97,797,927) 2/11/2025 BNP Paribas SA (5.63)%
Dow Jones Industrial
Average
SM
(19,707,345)
(105,736,476) 3/6/2026 Citibank NA (5.88)%
Dow Jones Industrial
Average
SM
(3,428,853)
(90,482,825) 11/7/2024 Goldman Sachs International (5.83)%
Dow Jones Industrial
Average
SM
(37,945,446)
(75,312,301) 3/6/2025
Morgan Stanley & Co.
International plc (5.68)%
Dow Jones Industrial
Average
SM
(19,645,624)
(145,470,780) 3/6/2025 Societe Generale (5.88)%
Dow Jones Industrial
Average
SM
(25,457,343)
(144,046,372) 11/7/2024 UBS AG (5.73)%
Dow Jones Industrial
Average
SM
(37,565,902)
(876,013,774) (187,065,521)
Total Unrealized
Depreciation
(187,065,521)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT MIDCAP400 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 131 .9%
Repurchase Agreements (a) — 66 .8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $2,032,453
(Cost $2,031,261) $ 2,031,261
$ 2,031,261
U.S. Treasury Obligations (b) — 65 .1%
U.S. Treasury Bills
5.27%, 11/21/2024 (c)
(Cost $1,976,787) 2,000,000 1,978,121
Total Short-Term Investments
(Cost $4,008,048) 4,009,382
Total Investments — 131.9%
(Cost $4,008,048) 4,009,382
Liabilities in excess of other assets — (31.9%) (968,610)
Net Assets — 100.0% $ 3,040,772
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,789,151.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P Midcap 400 E-Mini Index 1 9/20/2024 U.S. Dollar $ 309,810 $ (12,967)
Swap Agreements
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,191,888) 11/6/2025 Bank of America NA (5.68)% S&P MidCap 400
®
(237,707)
(3,375,940) 2/11/2025 BNP Paribas SA (5.53)% S&P MidCap 400
®
(680,803)
(429,721) 3/6/2026 Citibank NA (5.48)% S&P MidCap 400
®
4,699
(2,572,145) 3/6/2025
Morgan Stanley & Co.
International plc (5.68)% S&P MidCap 400
®
(718,562)
(241,138) 11/14/2024 Societe Generale (5.51)% S&P MidCap 400
®
327,222
(8,810,832) (1,305,151)
Total Unrealized
Appreciation
331,921
Total Unrealized
Depreciation
(1,637,072)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Investments
Principal
Amount Value
Short-Term Investments — 176 .0%
Repurchase Agreements (a) — 13 .5%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $324,819,375
(Cost $324,628,721) $ 324,628,721
$ 324,628,721
U.S. Treasury Obligations (b) — 162 .5%
U.S. Treasury Bills
5.23%, 9/5/2024 (c) 43,000,000 42,987,542
5.31%, 9/12/2024 (c) 500,000,000 499,348,125
5.21%, 9/19/2024 (c) 150,000,000 149,651,667
5.26%, 9/24/2024 (c) 100,000,000 99,697,687
5.25%, 10/1/2024 (c) 250,000,000 248,994,480
5.27%, 10/3/2024 (c) 275,000,000 273,822,084
5.30%, 10/8/2024 (c) 200,000,000 199,004,444
5.29%, 10/15/2024 (c) 200,000,000 198,808,834
5.15%, 10/17/2024 (c) 100,000,000 99,377,889
5.28%, 11/5/2024 (c) 300,000,000 297,364,500
5.29%, 11/7/2024 (c) 400,000,000 396,377,152
5.22%, 11/12/2024 (c) 200,000,000 198,061,388
5.19%, 11/14/2024 (c) 100,000,000 99,002,000
5.28%, 11/21/2024 (c) 300,000,000 296,718,207
5.09%, 11/26/2024 (c) 180,000,000 177,916,012
5.08%, 12/3/2024 (c) 150,000,000 148,134,500
5.01%, 12/5/2024 (c) 250,000,000 246,841,875
5.26%, 12/19/2024 (c) 225,000,000 221,756,562
Total U.S. Treasury Obligations
(Cost $3,892,055,238) 3,893,864,948
Total Short-Term Investments
(Cost $4,216,683,959) 4,218,493,669
Total Investments — 176.0%
(Cost $4,216,683,959) 4,218,493,669
Liabilities in excess of other assets — (76.0%) (1,821,255,497)
Net Assets — 100.0% $ 2,397,238,172
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,306,775,396.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq 100 E-Mini Index 380 9/20/2024 U.S. Dollar $ 149,134,800 $ 2,965,469

ULTRAPRO SHORT QQQ :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SQQQ
::
Swap Agreements
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(771,554,010) 3/6/2025 Bank of America NA (5.83)% Nasdaq-100 Index
®
(214,764,160)
(570,659,480) 11/6/2025 Barclays Capital (5.73)% Nasdaq-100 Index
®
(310,348,009)
(645,689,075) 1/26/2026 BNP Paribas SA (5.73)% Nasdaq-100 Index
®
(52,157,586)
(769,028,882) 3/6/2026 Citibank NA (5.88)% Nasdaq-100 Index
®
(43,156,244)
(861,303,735) 3/13/2025 Goldman Sachs International (5.68)% Nasdaq-100 Index
®
(338,301,228)
(640,638,818) 4/7/2025 J.P. Morgan Securities (5.63)% Nasdaq-100 Index
®
(164,950,308)
(896,068,295) 1/26/2026
Morgan Stanley & Co.
International plc (5.68)% Nasdaq-100 Index
®
(35,558,297)
(222,681,105) 4/7/2026 Nomura Global Financial (5.73)% Nasdaq-100 Index
®
(760,567)
(818,552,721) 11/6/2025 Societe Generale (6.13)% Nasdaq-100 Index
®
(331,839,811)
(846,460,363) 11/6/2025 UBS AG (5.73)% Nasdaq-100 Index
®
(327,958,797)
(7,042,636,484) (1,819,795,007)
Total Unrealized
Depreciation
(1,819,795,007)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRTY
::
Investments
Principal
Amount Value
Short-Term Investments — 190 .8%
Repurchase Agreements (a) — 24 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $18,710,986
(Cost $18,700,005) $ 18,700,005
$ 18,700,005
U.S. Treasury Obligations (b) — 166 .7%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 50,000,000 49,883,889
5.29%, 11/7/2024 (c) 30,000,000 29,728,286
5.28%, 11/21/2024 (c) 50,000,000 49,453,035
Total U.S. Treasury Obligations
(Cost $129,005,650) 129,065,210
Total Short-Term Investments
(Cost $147,705,655) 147,765,215
Total Investments — 190.8%
(Cost $147,705,655) 147,765,215
Liabilities in excess of other assets — (90.8%) (70,302,645)
Net Assets — 100.0% $ 77,462,570
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $79,622,062.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 45 9/20/2024 U.S. Dollar $ 5,001,975 $ 67,917
Swap Agreements
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(27,336,725) 3/6/2026 Bank of America NA (5.18)% Russell 2000
®
Index (7,345,813)
(34,927,673) 11/6/2025 Barclays Capital (5.63)% Russell 2000
®
Index (15,669,045)
(21,630,763) 3/6/2026 BNP Paribas SA (5.23)% Russell 2000
®
Index (2,254,126)
(36,096,364) 11/6/2025 Citibank NA (5.38)% Russell 2000
®
Index (14,295,177)
(28,614,080) 11/6/2025 Goldman Sachs International (5.48)% Russell 2000
®
Index (12,541,889)
(21,054,179) 1/26/2026
Morgan Stanley & Co.
International plc (5.33)% Russell 2000
®
Index (960,992)
(19,914,317) 1/26/2026 Societe Generale (5.38)% Russell 2000
®
Index (1,014,668)
(37,806,276) 11/6/2025 UBS AG (5.63)% Russell 2000
®
Index (14,642,042)
(227,380,377) (68,723,752)
Total Unrealized
Depreciation
(68,723,752)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRAPRO SHORT S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Investments
Principal
Amount Value
Short-Term Investments — 163 .0%
Repurchase Agreements (a) — 24 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $124,885,300
(Cost $124,811,996) $ 124,811,996
$ 124,811,996
U.S. Treasury Obligations (b) — 138 .4%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 82,000,000 81,809,578
5.30%, 10/8/2024 (c) 100,000,000 99,502,222
5.29%, 10/15/2024 (c) 100,000,000 99,404,417
5.29%, 10/24/2024 (c) 100,000,000 99,276,556
5.28%, 11/5/2024 (c) 100,000,000 99,121,500
5.29%, 11/7/2024 (c) 50,000,000 49,547,144
5.22%, 11/12/2024 (c) 75,000,000 74,273,021
5.28%, 11/21/2024 (c) 25,000,000 24,726,517
5.26%, 12/19/2024 (c) 75,000,000 73,918,854
Total U.S. Treasury Obligations
(Cost $701,213,592) 701,579,809
Total Short-Term Investments
(Cost $826,025,588) 826,391,805
Total Investments — 163.0%
(Cost $826,025,588) 826,391,805
Liabilities in excess of other assets — (63.0%) (319,396,766)
Net Assets — 100.0% $ 506,995,039
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $413,817,667.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 176 9/20/2024 U.S. Dollar $ 49,816,800 $ (1,093,515)

AUGUST 31, 2024 (Unaudited) :: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SPXU
::
Swap Agreements
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(106,754,760) 3/6/2025 Bank of America NA (5.73)% S&P 500
®
(76,813,849)
(78,461,924) 3/6/2026 Barclays Capital (5.73)% S&P 500
®
(19,186,093)
(224,478,713) 11/6/2025 BNP Paribas SA (5.63)% S&P 500
®
(15,762,617)
(194,400,983) 3/6/2026 Citibank NA (5.68)% S&P 500
®
(10,387,815)
(281,832,566) 1/26/2026 Goldman Sachs International (5.83)% S&P 500
®
(6,697,766)
(109,646,741) 4/7/2025 J.P. Morgan Securities (5.53)% S&P 500
®
(46,026,374)
(196,886,279) 4/10/2025
Morgan Stanley & Co.
International plc (5.68)% S&P 500
®
(37,700,831)
(152,213,083) 1/26/2026 Societe Generale (5.93)% S&P 500
®
(16,318,796)
(126,464,784) 11/7/2024 UBS AG (5.73)% S&P 500
®
(93,459,115)
(1,471,139,833) (322,353,256)
Total Unrealized
Depreciation
(322,353,256)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT 7-10 YEAR TREASURY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

PST
::
Investments
Principal
Amount Value
Short-Term Investments — 81 .7%
Repurchase Agreements (a) — 81 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $12,742,981
(Cost $12,735,500) $ 12,735,500
$ 12,735,500
Total Investments — 81.7%
(Cost $12,735,500) 12,735,500
Other assets less liabilities — 18.3% 2,844,796
Net Assets — 100.0% $ 15,580,296
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. Treasury 10 Year Note 4 12/19/2024 U.S. Dollar $ 454,063 $ 1,493
Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(8,690,659) 12/10/2024 Bank of America NA (5.00)%
ICE U.S. Treasury 7-10 Year
Bond Index (387,122)
(5,542,712) 11/6/2024 Citibank NA (5.02)%
ICE U.S. Treasury 7-10 Year
Bond Index (545,764)
(9,378,257) 11/6/2024 Goldman Sachs International (5.18)%
ICE U.S. Treasury 7-10 Year
Bond Index (108,359)
(7,134,806) 11/6/2024 Societe Generale (5.14)%
ICE U.S. Treasury 7-10 Year
Bond Index 2,302,612
(30,746,434) 1,261,367
Total Unrealized
Appreciation
2,302,612
Total Unrealized
Depreciation
(1,041,245)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Investments
Principal
Amount Value
Short-Term Investments — 116 .6%
Repurchase Agreements (a) — 20 .8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $59,365,377
(Cost $59,330,532) $ 59,330,532
$ 59,330,532
U.S. Treasury Obligations (b) — 95 .8%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 100,000,000 99,767,778
5.29%, 10/24/2024 (c) 50,000,000 49,638,278
5.28%, 11/21/2024 (c) 50,000,000 49,453,035
5.26%, 12/19/2024 (c) 75,000,000 73,918,854
Total U.S. Treasury Obligations
(Cost $272,619,160) 272,777,945
Total Short-Term Investments
(Cost $331,949,692) 332,108,477
Total Investments — 116.6%
(Cost $331,949,692) 332,108,477
Liabilities in excess of other assets — (16.6%) (47,245,352)
Net Assets — 100.0% $ 284,863,125
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $86,881,511.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
U.S. Treasury Long Bond 68 12/19/2024 U.S. Dollar $ 8,353,375 $ 93,371

ULTRASHORT 20+ YEAR TREASURY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TBT
::
Swap Agreements
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(69,429,849) 1/14/2025 Bank of America NA (5.13)%
ICE U.S. Treasury 20+ Year
Bond Index (7,391,310)
(98,121,949) 11/6/2024 Barclays Capital (5.18)%
ICE U.S. Treasury 20+ Year
Bond Index (7,078,061)
(111,316,134) 12/10/2024 Citibank NA (5.03)%
ICE U.S. Treasury 20+ Year
Bond Index 1,778,939
(128,956,383) 12/10/2024 Goldman Sachs International (5.05)%
ICE U.S. Treasury 20+ Year
Bond Index (30,129,765)
(105,959,751) 12/10/2024
Morgan Stanley & Co.
International plc (5.21)%
ICE U.S. Treasury 20+ Year
Bond Index (9,976,054)
(47,630,548) 12/10/2024 Societe Generale (5.12)%
ICE U.S. Treasury 20+ Year
Bond Index (10,038,788)
(561,414,614) (62,835,039)
Total Unrealized
Appreciation
1,778,939
Total Unrealized
Depreciation
(64,613,978)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SCC
::
Investments
Principal
Amount Value
Short-Term Investments — 123 .1%
Repurchase Agreements (a) — 49 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $801,796
(Cost $801,325) $ 801,325
$ 801,325
U.S. Treasury Obligations (b) — 73 .5%
U.S. Treasury Bills
5.29%, 11/21/2024 (c)
(Cost $1,186,071) 1,200,000 1,186,873
Total Short-Term Investments
(Cost $1,987,396) 1,988,198
Total Investments — 123.1%
(Cost $1,987,396) 1,988,198
Liabilities in excess of other assets — (23.1%) (373,566)
Net Assets — 100.0% $ 1,614,632
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $292,752.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(598,642) 3/6/2026 BNP Paribas SA (5.63)%
S&P Consumer Discretionary
Select Sector Index
c
(39,699)
(738,388) 3/6/2026 Goldman Sachs International (5.58)%
S&P Consumer Discretionary
Select Sector Index
c
(120,845)
(672,292) 3/6/2026 Societe Generale (5.63)%
S&P Consumer Discretionary
Select Sector Index
c
4,711
(1,225,610) 3/6/2025 UBS AG (5.63)%
S&P Consumer Discretionary
Select Sector Index
c
(209,124)
(3,234,932) (364,957)
Total Unrealized
Appreciation
4,711
Total Unrealized
Depreciation
(369,668)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT CONSUMER STAPLES :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SZK
::
Investments
Principal
Amount Value
Short-Term Investments — 120 .4%
Repurchase Agreements (a) — 37 .5%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $223,875
(Cost $223,743) $ 223,743
$ 223,743
U.S. Treasury Obligations (b) — 82 .9%
U.S. Treasury Bills
5.22%, 11/12/2024 (c)
(Cost $494,868) 500,000 495,153
Total Short-Term Investments
(Cost $718,611) 718,896
Total Investments — 120.4%
(Cost $718,611) 718,896
Liabilities in excess of other assets — (20.4%) (121,665)
Net Assets — 100.0% $ 597,231
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $32,679.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(240,621) 3/6/2025 Bank of America NA (5.18)%
S&P Consumer Staples Select
Sector Index
c
(106,294)
(223,970) 3/6/2025 Goldman Sachs International (5.58)%
S&P Consumer Staples Select
Sector Index
c
(33,526)
(491,234) 3/6/2026 Societe Generale (5.63)%
S&P Consumer Staples Select
Sector Index
c
(27,339)
(238,956) 3/6/2026 UBS AG (5.63)%
S&P Consumer Staples Select
Sector Index
c
(14,038)
(1,194,781) (181,197)
Total Unrealized
Depreciation
(181,197)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT DOW30
~
SM
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DXD
::
Investments
Principal
Amount Value
Short-Term Investments — 142 .2%
Repurchase Agreements (a) — 46 .8%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $31,610,397
(Cost $31,591,844) $ 31,591,844
$ 31,591,844
U.S. Treasury Obligations (b) — 95 .4%
U.S. Treasury Bills
5.30%, 10/3/2024 (c) 15,000,000 14,935,750
5.28%, 11/5/2024 (c) 25,000,000 24,780,375
5.22%, 11/12/2024 (c) 25,000,000 24,757,674
Total U.S. Treasury Obligations
(Cost $64,439,384) 64,473,799
Total Short-Term Investments
(Cost $96,031,228) 96,065,643
Total Investments — 142.2%
(Cost $96,031,228) 96,065,643
Liabilities in excess of other assets — (42.2%) (28,514,852)
Net Assets — 100.0% $ 67,550,791
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $35,004,291.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 15 9/20/2024 U.S. Dollar $ 3,123,975 $ (105,845)
Swap Agreements
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(12,261,109) 11/6/2025 Bank of America NA (5.83)%
Dow Jones Industrial
Average
SM
(1,092,475)
(12,552,050) 11/6/2025 Barclays Capital (5.73)%
Dow Jones Industrial
Average
SM
(1,286,126)
(14,754,893) 2/11/2025 BNP Paribas SA (5.63)%
Dow Jones Industrial
Average
SM
(5,452,731)
(13,840,506) 3/6/2025 Citibank NA (5.88)%
Dow Jones Industrial
Average
SM
(5,734,436)
(22,625,403) 11/7/2024 Goldman Sachs International (5.83)%
Dow Jones Industrial
Average
SM
(5,458,828)
(26,725,060) 11/14/2024 Societe Generale (5.88)%
Dow Jones Industrial
Average
SM
(2,679,309)
(29,193,575) 11/7/2024 UBS AG (5.73)%
Dow Jones Industrial
Average
SM
(6,913,600)
(131,952,596) (28,617,505)
Total Unrealized
Depreciation
(28,617,505)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT ENERGY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

DUG
::
Investments
Principal
Amount Value
Short-Term Investments — 133 .2%
Repurchase Agreements (a) — 66 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $8,256,747
(Cost $8,251,900) $ 8,251,900
$ 8,251,900
U.S. Treasury Obligations (b) — 67 .2%
U.S. Treasury Bills
5.01%, 12/5/2024 (c)
(Cost $8,389,294) 8,500,000 8,392,624
Total Short-Term Investments
(Cost $16,641,194) 16,644,524
Total Investments — 133.2%
(Cost $16,641,194) 16,644,524
Liabilities in excess of other assets — (33.2%) (4,144,055)
Net Assets — 100.0% $ 12,500,469
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,617,809.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Energy had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,510,803) 3/6/2025 Bank of America NA (5.03)%
S&P Energy Select Sector
Index
c
(1,437,419)
(5,510,999) 3/6/2026 BNP Paribas SA (5.63)%
S&P Energy Select Sector
Index
c
57,745
(4,454,199) 3/6/2025 Goldman Sachs International (5.58)%
S&P Energy Select Sector
Index
c
(541,640)
(4,416,048) 3/6/2025 Societe Generale (5.63)%
S&P Energy Select Sector
Index
c
(1,399,850)
(9,106,787) 3/6/2025 UBS AG (5.63)%
S&P Energy Select Sector
Index
c
(792,386)
(24,998,836) (4,113,550)
Total Unrealized
Appreciation
57,745
Total Unrealized
Depreciation
(4,171,295)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SKF
::
Investments
Principal
Amount Value
Short-Term Investments — 103 .7%
Repurchase Agreements (a) — 95 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $11,603,436
(Cost $11,596,626) $ 11,596,626
$ 11,596,626
U.S. Treasury Obligations (b) — 8 .1%
U.S. Treasury Bills
5.15%, 10/31/2024 (c)
(Cost $991,517) 1,000,000 991,848
Total Short-Term Investments
(Cost $12,588,143) 12,588,474
Total Investments — 103.7%
(Cost $12,588,143) 12,588,474
Liabilities in excess of other assets — (3.7%) (452,370)
Net Assets — 100.0% $ 12,136,104
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $991,763.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(852,003) 11/6/2025 Bank of America NA (5.43)%
S&P Financial Select Sector
Index
c
(330,933)
(3,198,108) 3/6/2026 Barclays Capital (5.83)%
S&P Financial Select Sector
Index
c
(404,551)
(3,005,648) 3/6/2026 BNP Paribas SA (5.63)%
S&P Financial Select Sector
Index
c
(185,582)
(2,141,264) 4/7/2025 Citibank NA (5.53)%
S&P Financial Select Sector
Index
c
(457,979)
(4,240,884) 3/6/2025 Goldman Sachs International (5.58)%
S&P Financial Select Sector
Index
c
(2,128,566)
(8,975,300) 3/6/2026 Societe Generale (5.83)%
S&P Financial Select Sector
Index
c
(740,541)
(1,856,512) 3/6/2026 UBS AG (5.63)%
S&P Financial Select Sector
Index
c
(66,143)
(24,269,719) (4,314,295)
Total Unrealized
Depreciation
(4,314,295)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FTSE CHINA 50 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

FXP
::
Investments
Principal
Amount Value
Short-Term Investments — 129 .6%
Repurchase Agreements (a) — 50 .3%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $7,533,868
(Cost $7,529,442) $ 7,529,442
$ 7,529,442
U.S. Treasury Obligations (b) — 79 .3%
U.S. Treasury Bills
5.29%, 11/21/2024 (c) 8,000,000 7,912,486
5.16%, 11/26/2024 (c) 4,000,000 3,953,689
Total U.S. Treasury Obligations
(Cost $11,858,631) 11,866,175
Total Short-Term Investments
(Cost $19,388,073) 19,395,617
Total Investments — 129.6%
(Cost $19,388,073) 19,395,617
Liabilities in excess of other assets — (29.6%) (4,424,737)
Net Assets — 100.0% $ 14,970,880
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $11,686,872.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(12,475,591) 3/6/2025 Bank of America NA (3.83)% iShares
®
China Large-Cap ETF (1,763,920)
(489,344) 11/14/2024 Citibank NA (2.58)% iShares
®
China Large-Cap ETF 1,461,212
(5,209,516) 3/6/2025 Goldman Sachs International (4.83)% iShares
®
China Large-Cap ETF (3,191,741)
(1,232,622) 11/14/2024
Morgan Stanley & Co.
International plc (5.13)% iShares
®
China Large-Cap ETF 169,990
(35,252) 11/14/2024 Societe Generale (4.78)% iShares
®
China Large-Cap ETF 964,949
(10,548,686) 11/13/2025 UBS AG (5.43)% iShares
®
China Large-Cap ETF (2,056,538)
(29,991,011) (4,416,048)
Total Unrealized
Appreciation
2,596,151
Total Unrealized
Depreciation
(7,012,199)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EPV
::
Investments
Principal
Amount Value
Short-Term Investments — 132 .4%
Repurchase Agreements (a) — 14 .9%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $2,757,047
(Cost $2,755,430) $ 2,755,430
$ 2,755,430
U.S. Treasury Obligations (b) — 117 .5%
U.S. Treasury Bills
5.26%, 9/24/2024 (c) 12,000,000 11,963,722
5.25%, 12/26/2024 (c) 10,000,000 9,846,528
Total U.S. Treasury Obligations
(Cost $21,795,321) 21,810,250
Total Short-Term Investments
(Cost $24,550,751) 24,565,680
Total Investments — 132.4%
(Cost $24,550,751) 24,565,680
Liabilities in excess of other assets — (32.4%) (6,013,384)
Net Assets — 100.0% $ 18,552,296
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $10,188,379.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(8,531,529) 11/14/2024 Citibank NA (4.53)%
Vanguard
®
FTSE Europe ETF
Shares (1,210,860)
(12,563,448) 4/10/2025 Goldman Sachs International (4.83)%
Vanguard
®
FTSE Europe ETF
Shares (642,793)
(437,122) 11/14/2024
Morgan Stanley & Co.
International plc (5.13)%
Vanguard
®
FTSE Europe ETF
Shares (51,831)
(6,150,282) 11/14/2024 Societe Generale (4.68)%
Vanguard
®
FTSE Europe ETF
Shares (3,017,596)
(9,378,501) 3/6/2025 UBS AG (4.08)%
Vanguard
®
FTSE Europe ETF
Shares (1,040,452)
(37,060,882) (5,963,532)
Total Unrealized
Depreciation
(5,963,532)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT HEALTH CARE :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

RXD
::
Investments
Principal
Amount Value
Short-Term Investments — 115 .8%
Repurchase Agreements (a) — 20 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $166,283
(Cost $166,185) $ 166,185
$ 166,185
U.S. Treasury Obligations (b) — 95 .7%
U.S. Treasury Bills
5.22%, 11/12/2024 (c)
(Cost $791,788) 800,000 792,246
Total Short-Term Investments
(Cost $957,973) 958,431
Total Investments — 115.8%
(Cost $957,973) 958,431
Liabilities in excess of other assets — (15.8%) (130,699)
Net Assets — 100.0% $ 827,732
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,825.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(274,466) 3/6/2025 Bank of America NA (5.38)%
S&P Health Care Select Sector
Index
c
(104,676)
(380,763) 3/6/2026 BNP Paribas SA (5.63)%
S&P Health Care Select Sector
Index
c
(30,032)
(122,161) 4/7/2025 Citibank NA (5.58)%
S&P Health Care Select Sector
Index
c
(16,459)
(139,613) 3/6/2025 Goldman Sachs International (5.58)%
S&P Health Care Select Sector
Index
c
(71,644)
(374,416) 11/6/2025 Societe Generale (5.73)%
S&P Health Care Select Sector
Index
c
(23,276)
(363,311) 3/6/2026 UBS AG (5.33)%
S&P Health Care Select Sector
Index
c
(22,729)
(1,654,730) (268,816)
Total Unrealized
Depreciation
(268,816)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SIJ
::
Investments
Principal
Amount Value
Short-Term Investments — 115 .0%
Repurchase Agreements (a) — 115 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $1,345,001
(Cost $1,344,213) $ 1,344,213
$ 1,344,213
Total Investments — 115.0%
(Cost $1,344,213) 1,344,213
Liabilities in excess of other assets — (15.0%) (174,918)
Net Assets — 100.0% $ 1,169,295
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Swap Agreements
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(366,662) 11/6/2025 Bank of America NA (5.23)%
S&P Industrials Select Sector
Index
c
(15,498)
(709,498) 3/6/2026 BNP Paribas SA (5.63)%
S&P Industrials Select Sector
Index
c
(63,904)
(270,033) 3/6/2025 Goldman Sachs International (5.58)%
S&P Industrials Select Sector
Index
c
(99,540)
(841,867) 3/6/2026 Societe Generale (5.63)%
S&P Industrials Select Sector
Index
c
(56,232)
(148,253) 3/6/2025 UBS AG (5.63)%
S&P Industrials Select Sector
Index
c
(116,866)
(2,336,313) (352,040)
Total Unrealized
Depreciation
(352,040)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MATERIALS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SMN
::
Investments
Principal
Amount Value
Short-Term Investments — 126 .2%
Repurchase Agreements (a) — 117 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $1,277,094
(Cost $1,276,344) $ 1,276,344
$ 1,276,344
U.S. Treasury Obligations (b) — 9 .2%
U.S. Treasury Bills
5.26%, 9/24/2024 (c)
(Cost $99,667) 100,000 99,698
Total Short-Term Investments
(Cost $1,376,011) 1,376,042
Total Investments — 126.2%
(Cost $1,376,011) 1,376,042
Liabilities in excess of other assets — (26.2%) (285,431)
Net Assets — 100.0% $ 1,090,611
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $93,715.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Materials had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(283,881) 3/6/2025 Bank of America NA (4.93)%
S&P Materials Select Sector
Index
c
(108,197)
(520,781) 3/6/2026 BNP Paribas SA (5.63)%
S&P Materials Select Sector
Index
c
(28,433)
(516,783) 3/6/2025 Goldman Sachs International (5.58)%
S&P Materials Select Sector
Index
c
(77,912)
(543,772) 3/6/2025 Societe Generale (5.63)%
S&P Materials Select Sector
Index
c
(183,003)
(315,867) 3/6/2025 UBS AG (5.63)%
S&P Materials Select Sector
Index
c
(152,318)
(2,181,084) (549,863)
Total Unrealized
Depreciation
(549,863)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

MZZ
::
Investments
Principal
Amount Value
Short-Term Investments — 156 .3%
Repurchase Agreements (a) — 71 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $827,009
(Cost $826,523) $ 826,523
$ 826,523
U.S. Treasury Obligations (b) — 85 .2%
U.S. Treasury Bills
5.22%, 11/12/2024 (c)
(Cost $989,735) 1,000,000 990,307
Total Short-Term Investments
(Cost $1,816,258) 1,816,830
Total Investments — 156.3%
(Cost $1,816,258) 1,816,830
Liabilities in excess of other assets — (56.3%) (654,306)
Net Assets — 100.0% $ 1,162,524
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $91,105.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(503,918) 2/11/2025 Bank of America NA (5.68)% S&P MidCap 400
®
(222,167)
(516,284) 2/11/2025 BNP Paribas SA (5.53)% S&P MidCap 400
®
(221,414)
(194,766) 11/6/2025 Citibank NA (5.48)% S&P MidCap 400
®
(146,976)
(605,938) 1/26/2026
Morgan Stanley & Co.
International plc (5.68)% S&P MidCap 400
®
(24,379)
(503,917) 11/14/2024 Societe Generale (5.51)% S&P MidCap 400
®
(63,021)
(2,324,823) (677,957)
Total Unrealized
Depreciation
(677,957)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT MSCI BRAZIL CAPPED :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BZQ
::
Investments
Principal
Amount Value
Short-Term Investments — 128 .8%
Repurchase Agreements (a) — 48 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $6,590,718
(Cost $6,586,847) $ 6,586,847
$ 6,586,847
U.S. Treasury Obligations (b) — 80 .2%
U.S. Treasury Bills
5.28%, 11/21/2024 (c)
(Cost $10,872,320) 11,000,000 10,879,668
Total Short-Term Investments
(Cost $17,459,167) 17,466,515
Total Investments — 128.8%
(Cost $17,459,167) 17,466,515
Liabilities in excess of other assets — (28.8%) (3,906,525)
Net Assets — 100.0% $ 13,559,990
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,499,891.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(1,487,381) 4/10/2025 Bank of America NA (3.83)%
iShares
®
MSCI Brazil Capped
ETF (3,773)
(5,184,505) 11/14/2024 Citibank NA (5.13)%
iShares
®
MSCI Brazil Capped
ETF (1,674,897)
(4,096,779) 3/6/2025 Goldman Sachs International (4.83)%
iShares
®
MSCI Brazil Capped
ETF (1,339,675)
(1,870,292) 11/14/2024
Morgan Stanley & Co.
International plc (5.13)%
iShares
®
MSCI Brazil Capped
ETF (202,796)
(11,715,109) 11/14/2024 Societe Generale (4.58)%
iShares
®
MSCI Brazil Capped
ETF (249,820)
(2,765,565) 3/6/2025 UBS AG (5.23)%
iShares
®
MSCI Brazil Capped
ETF (1,116,190)
(27,119,631) (4,587,151)
Total Unrealized
Depreciation
(4,587,151)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EFU
::
Investments
Principal
Amount Value
Short-Term Investments — 145 .1%
Repurchase Agreements (a) — 63 .9%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $603,516
(Cost $603,162) $ 603,162
$ 603,162
U.S. Treasury Obligations (b) — 81 .2%
U.S. Treasury Bills
5.29%, 11/21/2024 (c)
(Cost $766,004) 775,000 766,522
Total Short-Term Investments
(Cost $1,369,166) 1,369,684
Total Investments — 145.1%
(Cost $1,369,166) 1,369,684
Liabilities in excess of other assets — (45.1%) (425,435)
Net Assets — 100.0% $ 944,249
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $546,932.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(171,892) 11/14/2024 Citibank NA (4.93)% iShares
®
MSCI EAFE ETF (82,495)
(171,892) 11/14/2024 Goldman Sachs International (5.18)% iShares
®
MSCI EAFE ETF 306
(477,291) 11/14/2024 Societe Generale (4.68)% iShares
®
MSCI EAFE ETF (268,312)
(1,063,057) 3/6/2025 UBS AG (5.23)% iShares
®
MSCI EAFE ETF (56,011)
(1,884,132) (406,512)
Total Unrealized
Appreciation
306
Total Unrealized
Depreciation
(406,818)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT MSCI EMERGING MARKETS :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EEV
::
Investments
Principal
Amount Value
Short-Term Investments — 133 .7%
Repurchase Agreements (a) — 81 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $3,895,692
(Cost $3,893,404) $ 3,893,404
$ 3,893,404
U.S. Treasury Obligations (b) — 52 .1%
U.S. Treasury Bills
5.27%, 10/10/2024 (c)
(Cost $2,485,902) 2,500,000 2,486,819
Total Short-Term Investments
(Cost $6,379,306) 6,380,223
Total Investments — 133.7%
(Cost $6,379,306) 6,380,223
Liabilities in excess of other assets — (33.7%) (1,608,591)
Net Assets — 100.0% $ 4,771,632
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,241,091.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(2,128,983) 11/14/2024 Citibank NA (4.78)%
iShares
®
MSCI Emerging
Markets ETF (196,425)
(1,476,534) 11/14/2024 Goldman Sachs International (4.98)%
iShares
®
MSCI Emerging
Markets ETF (299,879)
(2,302,894) 11/14/2024 Societe Generale (4.73)%
iShares
®
MSCI Emerging
Markets ETF (581,476)
(3,619,157) 3/6/2025 UBS AG (5.23)%
iShares
®
MSCI Emerging
Markets ETF (499,545)
(9,527,568) (1,577,325)
Total Unrealized
Depreciation
(1,577,325)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EWV
::
Investments
Principal
Amount Value
Short-Term Investments — 120 .7%
Repurchase Agreements (a) — 82 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $4,336,647
(Cost $4,334,101) $ 4,334,101
$ 4,334,101
U.S. Treasury Obligations (b) — 38 .0%
U.S. Treasury Bills
5.27%, 10/10/2024 (c)
(Cost $1,988,721) 2,000,000 1,989,455
Total Short-Term Investments
(Cost $6,322,822) 6,323,556
Total Investments — 120.7%
(Cost $6,322,822) 6,323,556
Liabilities in excess of other assets — (20.7%) (1,084,474)
Net Assets — 100.0% $ 5,239,082
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,628,347.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
a
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
b
Counterparty
Rate Paid
(Received)
c
Reference Instrument
Value and
Unrealized
Depreciation
($)
(3,541,450) 4/10/2025 Bank of America NA (4.88)% iShares
®
MSCI Japan ETF (83,028)
(1,366,019) 11/14/2024
Morgan Stanley & Co.
International plc (5.13)% iShares
®
MSCI Japan ETF (229,802)
(4,676,052) 11/14/2024 Societe Generale (4.63)% iShares
®
MSCI Japan ETF (764,246)
(846,831) 11/14/2024 UBS AG (5.33)% iShares
®
MSCI Japan ETF (495,273)
(10,430,352) (1,572,349)
Total Unrealized
Depreciation
(1,572,349)
a
In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ULTRASHORT NASDAQ BIOTECHNOLOGY :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BIS
::
Investments
Principal
Amount Value
Short-Term Investments — 127 .1%
Repurchase Agreements (a) — 80 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $2,580,075
(Cost $2,578,562) $ 2,578,562
$ 2,578,562
U.S. Treasury Obligations (b) — 46 .4%
U.S. Treasury Bills
5.19%, 11/14/2024 (c)
(Cost $1,484,275) 1,500,000 1,485,030
Total Short-Term Investments
(Cost $4,062,837) 4,063,592
Total Investments — 127.1%
(Cost $4,062,837) 4,063,592
Liabilities in excess of other assets — (27.1%) (867,027)
Net Assets — 100.0% $ 3,196,565
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $979,100.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(288,038) 3/6/2025 Bank of America NA (5.08)% Nasdaq Biotechnology Index
®
165,933
(2,138,316) 11/6/2025 BNP Paribas SA (5.13)% Nasdaq Biotechnology Index
®
(409,856)
(976,400) 3/6/2025 Citibank NA (4.73)% Nasdaq Biotechnology Index
®
(80,528)
(561,430) 1/26/2026
Morgan Stanley & Co.
International plc (5.63)% Nasdaq Biotechnology Index
®
(73,487)
(1,703,818) 11/14/2024 Societe Generale (5.58)% Nasdaq Biotechnology Index
®
(165,852)
(722,536) 11/6/2025 UBS AG (5.33)% Nasdaq Biotechnology Index
®
(282,589)
(6,390,538) (846,379)
Total Unrealized
Appreciation
165,933
Total Unrealized
Depreciation
(1,012,312)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Investments
Principal
Amount Value
Short-Term Investments — 132 .1%
Repurchase Agreements (a) — 37 .0%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $87,007,341
(Cost $86,956,271) $ 86,956,271
$ 86,956,271
U.S. Treasury Obligations (b) — 95 .1%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 100,000,000 99,767,778
5.28%, 11/5/2024 (c) 50,000,000 49,560,750
5.28%, 11/21/2024 (c) 75,000,000 74,179,552
Total U.S. Treasury Obligations
(Cost $223,408,646) 223,508,080
Total Short-Term Investments
(Cost $310,364,917) 310,464,351
Total Investments — 132.1%
(Cost $310,364,917) 310,464,351
Liabilities in excess of other assets — (32.1%) (75,485,141)
Net Assets — 100.0% $ 234,979,210
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $99,622,703.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Nasdaq 100 E-Mini Index 30 9/20/2024 U.S. Dollar $ 11,773,800 $ 226,442

ULTRASHORT QQQ :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

QID
::
Swap Agreements
UltraShort QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(43,808,044) 1/26/2026 Bank of America NA (5.83)% Nasdaq-100 Index
®
286,262
(50,678,743) 11/6/2025 Barclays Capital (5.73)% Nasdaq-100 Index
®
(11,406,016)
(26,680,234) 1/26/2026 BNP Paribas SA (5.73)% Nasdaq-100 Index
®
(1,030,682)
(58,782,644) 3/6/2026 Citibank NA (5.88)% Nasdaq-100 Index
®
(6,741,817)
(52,557,909) 11/7/2024 Goldman Sachs International (5.83)% Nasdaq-100 Index
®
(32,411,474)
(53,986,857) 4/7/2025 J.P. Morgan Securities (5.63)% Nasdaq-100 Index
®
(9,622,119)
(57,549,442) 4/10/2025
Morgan Stanley & Co.
International plc (5.68)% Nasdaq-100 Index
®
(10,728,838)
(23,881,061) 4/7/2026 Nomura Global Financial (5.73)% Nasdaq-100 Index
®
(110,846)
(30,399,416) 3/6/2026 Societe Generale (6.13)% Nasdaq-100 Index
®
(1,219,725)
(59,854,140) 3/6/2026 UBS AG (5.73)% Nasdaq-100 Index
®
(812,689)
(458,178,490) (73,797,944)
Total Unrealized
Appreciation
286,262
Total Unrealized
Depreciation
(74,084,206)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SRS
::
Investments
Principal
Amount Value
Short-Term Investments — 141 .4%
Repurchase Agreements (a) — 64 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $18,282,498
(Cost $18,271,766) $ 18,271,766
$ 18,271,766
U.S. Treasury Obligations (b) — 76 .8%
U.S. Treasury Bills
5.15%, 10/31/2024 (c) 2,000,000 1,983,696
5.01%, 12/5/2024 (c) 20,000,000 19,747,350
Total U.S. Treasury Obligations
(Cost $21,722,549) 21,731,046
Total Short-Term Investments
(Cost $39,994,315) 40,002,812
Total Investments — 141.4%
(Cost $39,994,315) 40,002,812
Liabilities in excess of other assets — (41.4%) (11,706,280)
Net Assets — 100.0% $ 28,296,532
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $15,111,329.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(14,909,576) 3/6/2025 Bank of America NA (5.68)%
S&P Real Estate Select Sector
Index
c
(3,983,591)
(13,278,558) 3/6/2026 BNP Paribas SA (5.63)%
S&P Real Estate Select Sector
Index
c
(911,925)
(5,178,559) 4/7/2025 Citibank NA (5.58)%
S&P Real Estate Select Sector
Index
c
(862,563)
(7,243,704) 3/6/2025 Goldman Sachs International (5.58)%
S&P Real Estate Select Sector
Index
c
(2,021,443)
(4,362,622) 3/6/2025 Societe Generale (5.78)%
S&P Real Estate Select Sector
Index
c
(1,439,189)
(11,620,847) 3/6/2025 UBS AG (5.63)%
S&P Real Estate Select Sector
Index
c
(2,434,620)
(56,593,866) (11,653,331)
Total Unrealized
Depreciation
(11,653,331)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT RUSSELL2000 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

TWM
::
Investments
Principal
Amount Value
Short-Term Investments — 166 .0%
Repurchase Agreements (a) — 47 .9%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $20,133,494
(Cost $20,121,677) $ 20,121,677
$ 20,121,677
U.S. Treasury Obligations (b) — 118 .1%
U.S. Treasury Bills
5.26%, 9/24/2024 (c) 25,000,000 24,924,422
5.19%, 11/19/2024 (c) 25,000,000 24,733,708
Total U.S. Treasury Obligations
(Cost $49,636,719) 49,658,130
Total Short-Term Investments
(Cost $69,758,396) 69,779,807
Total Investments — 166.0%
(Cost $69,758,396) 69,779,807
Liabilities in excess of other assets — (66.0%) (27,741,275)
Net Assets — 100.0% $ 42,038,532
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $28,989,569.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Russell 2000 E-Mini Index 25 9/20/2024 U.S. Dollar $ 2,778,875 $ (17,366)
Swap Agreements
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(5,575,122) 11/6/2025 Bank of America NA (5.18)% Russell 2000
®
Index (790,065)
(14,496,647) 11/6/2025 Barclays Capital (5.63)% Russell 2000
®
Index (3,903,234)
(3,565,949) 2/11/2025 BNP Paribas SA (5.23)% Russell 2000
®
Index (1,765,749)
(4,810,039) 3/6/2025 Citibank NA (5.38)% Russell 2000
®
Index (2,863,028)
(858,223) 11/7/2024 Goldman Sachs International (5.48)% Russell 2000
®
Index 299,151
(23,101,052) 11/6/2025
Morgan Stanley & Co.
International plc (5.33)% Russell 2000
®
Index (9,060,656)
(5,820,831) 11/6/2025
Morgan Stanley & Co.
International plc (5.33)% iShares
®
Russell 2000 ETF (3,803,641)
(28,921,883) (12,864,297)
(12,427,599) 11/6/2025 Societe Generale (5.38)% Russell 2000
®
Index (6,013,566)
(10,637,650) 11/7/2024 UBS AG (5.63)% Russell 2000
®
Index (444,732)
(81,293,112) (28,345,520)
Total Unrealized
Appreciation
299,151
Total Unrealized
Depreciation
(28,644,671)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Investments
Principal
Amount Value
Short-Term Investments — 151 .0%
Repurchase Agreements (a) — 21 .7%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $95,605,076
(Cost $95,548,958) $ 95,548,958
$ 95,548,958
U.S. Treasury Obligations (b) — 129 .3%
U.S. Treasury Bills
5.21%, 9/19/2024 (c) 100,000,000 99,767,778
5.28%, 10/10/2024 (c) 100,000,000 99,472,750
5.29%, 10/24/2024 (c) 50,000,000 49,638,278
5.28%, 11/5/2024 (c) 75,000,000 74,341,125
5.29%, 11/7/2024 (c) 100,000,000 99,094,288
5.22%, 11/12/2024 (c) 100,000,000 99,030,694
5.26%, 12/19/2024 (c) 50,000,000 49,279,236
Total U.S. Treasury Obligations
(Cost $570,333,056) 570,624,149
Total Short-Term Investments
(Cost $665,882,014) 666,173,107
Total Investments — 151.0%
(Cost $665,882,014) 666,173,107
Liabilities in excess of other assets — (51.0%) (225,128,388)
Net Assets — 100.0% $ 441,044,719
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $268,829,134.
(c) The rate shown was the current yield as of August 31, 2024.
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of August 31, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 89 9/20/2024 U.S. Dollar $ 25,191,450 $ (579,999)

ULTRASHORT S&P500
®
:: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDS
::
Swap Agreements
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Depreciation
($)
(82,698,224) 3/6/2025 Bank of America NA (5.73)% S&P 500
®
(40,061,497)
(42,809,224) 3/6/2026 Barclays Capital (5.73)% S&P 500
®
(9,367,695)
(92,119,756) 2/11/2025 BNP Paribas SA (5.63)% S&P 500
®
(47,009,501)
(87,646,223) 3/6/2026 Citibank NA (5.68)% S&P 500
®
(6,831,213)
(185,849,305) 1/26/2026 Goldman Sachs International (5.83)% S&P 500
®
(8,189,914)
(51,366,550) 4/7/2025 J.P. Morgan Securities (5.53)% S&P 500
®
(20,566,290)
(74,112,656) 4/10/2025
Morgan Stanley & Co.
International plc (5.68)% S&P 500
®
(23,710,317)
(148,134,938) 1/26/2026 Societe Generale (5.93)% S&P 500
®
(9,714,426)
(92,151,726) 11/7/2024 UBS AG (5.73)% S&P 500
®
(61,506,470)
(856,888,602) (226,957,323)
Total Unrealized
Depreciation
(226,957,323)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SSG
::
Investments
Principal
Amount Value
Short-Term Investments — 131 .6%
Repurchase Agreements (a) — 80 .6%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $7,868,528
(Cost $7,863,910) $ 7,863,910
$ 7,863,910
U.S. Treasury Obligations (b) — 51 .0%
U.S. Treasury Bills
5.27%, 10/10/2024 (c)
(Cost $4,971,804) 5,000,000 4,973,638
Total Short-Term Investments
(Cost $12,835,714) 12,837,548
Total Investments — 131.6%
(Cost $12,835,714) 12,837,548
Liabilities in excess of other assets — (31.6%) (3,079,813)
Net Assets — 100.0% $ 9,757,735
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,851,846.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,803,090) 11/6/2025 Bank of America NA (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(140,116)
(1,620,960) 3/6/2026 Barclays Capital (5.83)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(390,868)
(3,114,428) 3/6/2026 BNP Paribas SA (5.43)%
Dow Jones U.S.
Semiconductors
SM
Index
c
143,551
(1,347,764) 3/6/2026 Goldman Sachs International (5.58)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(105,387)
(1,475,255) 4/7/2025 J.P. Morgan Securities (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(949,602)
(7,212,360) 4/7/2025
Morgan Stanley & Co.
International plc (5.68)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(808,801)
(1,548,108) 11/6/2025 Societe Generale (5.73)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(20,384)
(1,438,829) 11/6/2025 UBS AG (5.63)%
Dow Jones U.S.
Semiconductors
SM
Index
c
(855,721)
(19,560,794) (3,127,328)
Total Unrealized
Appreciation
143,551
Total Unrealized
Depreciation
(3,270,879)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT SMALLCAP600 :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDD
::
Investments
Principal
Amount Value
Short-Term Investments — 122 .7%
Repurchase Agreements (a) — 81 .4%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $1,465,259
(Cost $1,464,398) $ 1,464,398
$ 1,464,398
U.S. Treasury Obligations (b) — 41 .3%
U.S. Treasury Bills
5.22%, 11/12/2024 (c)
(Cost $742,301) 750,000 742,730
Total Short-Term Investments
(Cost $2,206,699) 2,207,128
Total Investments — 122.7%
(Cost $2,206,699) 2,207,128
Liabilities in excess of other assets — (22.7%) (408,895)
Net Assets — 100.0% $ 1,798,233
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $529,796.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(2,305,314) 11/6/2025 Bank of America NA (5.53)% S&P SmallCap 600
®
(126,034)
(634,244) 1/26/2026
Morgan Stanley & Co.
International plc (5.63)% S&P SmallCap 600
®
(112,465)
(505,700) 3/6/2025 Societe Generale (5.38)% S&P SmallCap 600
®
(203,072)
(151,145) 11/7/2024 UBS AG (5.63)% S&P SmallCap 600
®
48,159
(3,596,403) (393,412)
Total Unrealized
Appreciation
48,159
Total Unrealized
Depreciation
(441,571)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

AUGUST 31, 2024 (Unaudited) :: ULTRASHORT TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

REW
::
Investments
Principal
Amount Value
Short-Term Investments — 129 .8%
Repurchase Agreements (a) — 53 .2%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $2,405,088
(Cost $2,403,676) $ 2,403,676
$ 2,403,676
U.S. Treasury Obligations (b) — 76 .6%
U.S. Treasury Bills
5.29%, 11/21/2024 (c)
(Cost $3,459,373) 3,500,000 3,461,712
Total Short-Term Investments
(Cost $5,863,049) 5,865,388
Total Investments — 129.8%
(Cost $5,863,049) 5,865,388
Liabilities in excess of other assets — (29.8%) (1,346,502)
Net Assets — 100.0% $ 4,518,886
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,485,520.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(1,678,920) 3/6/2025 Bank of America NA (5.63)%
S&P Technology Select Sector
Index
c
(528,797)
(691,972) 3/6/2026 Barclays Capital (5.78)%
S&P Technology Select Sector
Index
c
(13,402)
(1,650,088) 3/6/2026 BNP Paribas SA (5.63)%
S&P Technology Select Sector
Index
c
(20,469)
(365,947) 4/7/2025 Citibank NA (5.58)%
S&P Technology Select Sector
Index
c
(2,423)
(736,330) 3/6/2025 Goldman Sachs International (5.58)%
S&P Technology Select Sector
Index
c
(348,096)
(1,823,081) 4/7/2025 J.P. Morgan Securities (5.48)%
S&P Technology Select Sector
Index
c
(371,886)
(966,987) 11/6/2025 Societe Generale (5.63)%
S&P Technology Select Sector
Index
c
(46,109)
(1,153,287) 3/6/2026 UBS AG (5.63)%
S&P Technology Select Sector
Index
c
5,711
(9,066,612) (1,325,471)
Total Unrealized
Appreciation
5,711
Total Unrealized
Depreciation
(1,331,182)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT UTILITIES :: AUGUST 31, 2024 (Unaudited)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SDP
::
Investments
Principal
Amount Value
Short-Term Investments — 106 .3%
Repurchase Agreements (a) — 50 .1%
Repurchase Agreements
with various counterparties,
rates 5.2% - 5.32%, dated
8/30/2024, due 9/3/2024, total
to be received $531,021
(Cost $530,711) $ 530,711
$ 530,711
U.S. Treasury Obligations (b) — 56 .2%
U.S. Treasury Bills
5.26%, 9/24/2024 (c) 300,000 299,093
5.19%, 11/19/2024 (c) 200,000 197,870
5.16%, 11/26/2024 (c) 100,000 98,842
Total U.S. Treasury Obligations
(Cost $595,548) 595,805
Total Short-Term Investments
(Cost $1,126,259) 1,126,516
Total Investments — 106.3%
(Cost $1,126,259) 1,126,516
Liabilities in excess of other assets — (6.3%) (66,299)
Net Assets — 100.0% $ 1,060,217
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $249,115.
(c) The rate shown was the current yield as of August 31, 2024.
Swap Agreements
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation /
(Depreciation)
($)
(640,269) 3/6/2025 Bank of America NA (5.13)%
S&P Utilities Select Sector
Index
c
(20,894)
(729,430) 4/7/2025 Goldman Sachs International (5.58)%
S&P Utilities Select Sector
Index
c
(86,034)
(681,775) 3/6/2026 Societe Generale (5.63)%
S&P Utilities Select Sector
Index
c
(33,502)
(69,945) 3/6/2025 UBS AG (5.53)%
S&P Utilities Select Sector
Index
c
63,964
(2,121,419) (76,466)
Total Unrealized
Appreciation
63,964
Total Unrealized
Depreciation
(140,430)
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of August 31, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
c
See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

NOTES TO FINANCIAL STATEMENTS :: AUGUST 31, 2024 (Unaudited) :: 187
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.
On August 31, 2024, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2024 as follows:
Fund Name
A
Bank of America
Securities,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(a)
Bank of America
Securities,
Inc.,  5.32%,
dated
08/30/2024 due
09/03/2024
(b)
Barclays Capital,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(c)
Barclays Capital,
Inc.,  5.25%,
dated
08/30/2024 due
09/03/2024
(d)
Barclays Capital,
Inc.,  5.29%,
dated
08/30/2024 due
09/03/2024
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
8/30/2024 due
09/03/2024
(f)
ING Financial
Markets LLC,
5.3%, dated
08/30/2024 due
09/03/2024
(g)
Total
Short 7-10 Year Treasury $ 227,202
$ 1,211,744 $ 1,514,680 $ 151,468 $ 3,034,395 $ 3,938,169 $ 302,936 $ 10,380,594
Short 20+ Year Treasury 410,563
2,189,671 2,737,089 273,709 5,483,273 7,116,431 547,418 18,758,154
Short Dow30
SM
....
1,029,056
5,488,298 6,860,373 686,037 13,743,543 17,836,968 1,372,075 47,016,350
Short Financials
....
256,863
1,369,939 1,712,424 171,242 3,430,537 4,452,300 342,485 11,735,790
Short FTSE China 50
.
89,355
476,558 595,697 59,570 1,193,374 1,548,813 119,139 4,082,506
Short High Yield
....
706,766
3,769,419 4,711,774 471,177 9,439,207 12,250,614 942,355 32,291,312
Short MidCap400
...
137,840
735,147 918,934 91,893 1,840,922 2,389,230 183,787 6,297,753
Short MSCI EAFE
...
153,131
816,698 1,020,872 102,087 2,045,136 2,654,266 204,174 6,996,364
Short MSCI Emerging
Markets
........
243,043
1,296,231 1,620,289 162,029 3,245,962 4,212,751 324,058 11,104,363
Short QQQ
.......
5,298,058
28,256,312 35,320,389 3,532,039 70,758,152 91,833,013 7,064,078 242,062,041
Short Real Estate
...
209,318
1,116,364 1,395,455 139,546 2,795,547 3,628,183 279,091 9,563,504
Short Russell2000
..
383,448
2,045,058 2,556,323 255,632 5,121,141 6,646,439 511,265 17,519,306
Short S&P500
®
....
2,576,777
13,742,809 17,178,511 1,717,851 34,414,109 44,664,130 3,435,702 117,729,889
Short SmallCap600
..
78,460
418,451 523,064 52,306 1,047,867 1,359,969 104,613 3,584,730
Ultra 7-10 Year Treasury 1,020,852
5,444,546 6,805,682 680,568 13,633,981 17,694,774 1,361,136 46,641,539
Ultra 20+ Year Treasury 2,058,759
10,980,046 13,725,058 1,372,506 27,495,725 35,685,150 2,745,012 94,062,256
Ultra Communication
Services
.......
7,169
38,234 47,793 4,779 95,745 124,261 9,559 327,540
Ultra Consumer
Discretionary
....
44,253
236,016 295,020 29,502 591,022 767,053 59,004 2,021,870
Ultra Consumer Staples 25,102
133,875 167,344 16,734 335,244 435,094 33,469 1,146,862
Ultra Dow30
SM
.....
600,161
3,200,856 4,001,072 400,108 8,015,437 10,402,784 800,214 27,420,632
Ultra Energy
......
309,867
1,652,623 2,065,779 206,578 4,138,422 5,371,024 413,156 14,157,449
Ultra Financials
....
154,963
826,471 1,033,089 103,309 2,069,611 2,686,030 206,618 7,080,091
Ultra FTSE China 50
.
123,408
658,168 822,711 82,271 1,648,155 2,139,048 164,542 5,638,303
Ultra FTSE Europe
..
40,954
218,423 273,029 27,303 546,965 709,876 54,606 1,871,156
Ultra Health Care
...
149,564
797,675 997,093 99,709 1,997,501 2,592,443 199,419 6,833,404
Ultra High Yield
....
97,062
517,661 647,077 64,708 1,296,304 1,682,400 129,415 4,434,627

188 :: AUGUST 31, 2024 (Unaudited) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund Name
A
Bank of America
Securities,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(a)
Bank of America
Securities,
Inc.,  5.32%,
dated
08/30/2024 due
09/03/2024
(b)
Barclays Capital,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(c)
Barclays Capital,
Inc.,  5.25%,
dated
08/30/2024 due
09/03/2024
(d)
Barclays Capital,
Inc.,  5.29%,
dated
08/30/2024 due
09/03/2024
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
8/30/2024 due
09/03/2024
(f)
ING Financial
Markets LLC,
5.3%, dated
08/30/2024 due
09/03/2024
(g)
Total
Ultra Industrials
....
$ 5,816
$ 31,019 $ 38,774 $ 3,877 $ 77,676 $ 100,812 $ 7,755 $ 265,729
Ultra Materials
.....
17,897
95,453 119,315 11,932 239,026 310,219 23,863 817,705
Ultra MidCap400
...
21,397
114,120 142,650 14,265 285,774 370,889 28,530 977,625
Ultra MSCI Brazil
Capped
........
18,476
98,539 123,174 12,317 246,756 320,250 24,635 844,147
Ultra MSCI EAFE
...
81,146
432,781 540,977 54,098 1,083,750 1,406,538 108,195 3,707,485
Ultra MSCI Emerging
Markets
........
167,404
892,821 1,116,026 111,603 2,235,763 2,901,669 223,205 7,648,491
Ultra MSCI Japan
...
51,143
272,765 340,956 34,096 683,045 886,485 68,191 2,336,681
Ultra Nasdaq
Biotechnology
...
240,558
1,282,974 1,603,717 160,372 3,212,764 4,169,666 320,743 10,990,794
Ultra Nasdaq Cloud
Computing
......
13,922
74,248 92,810 9,281 185,930 241,307 18,562 636,060
Ultra Nasdaq
Cybersecurity
....
19,100
101,864 127,331 12,733 255,084 331,058 25,466 872,636
Ultra QQQ
........
1,464,975
7,813,203 9,766,503 976,650 19,565,462 25,392,909 1,953,301 66,933,003
Ultra Real Estate
...
160,384
855,381 1,069,224 106,923 2,142,003 2,779,985 213,845 7,327,745
Ultra Russell2000
...
813,984
4,341,245 5,426,557 542,656 10,871,148 14,109,047 1,085,311 37,189,948
Ultra S&P500
®
.....
3,776,506
20,141,363 25,176,704 2,517,670 50,437,072 65,459,429 5,035,341 172,544,085
Ultra Semiconductors 1,759,072
9,381,717 11,727,146 1,172,715 23,493,261 30,490,577 2,345,429 80,369,917
Ultra SmallCap600
..
192,384
1,026,051 1,282,563 128,256 2,569,388 3,334,664 256,513 8,789,819
Ultra Technology
...
375,342
2,001,824 2,502,279 250,228 5,012,874 6,505,925 500,456 17,148,928
Ultra Utilities
......
20,236
107,928 134,908 13,491 270,267 350,763 26,982 924,575
UltraPro Dow30
SM
...
811,359
4,327,248 5,409,059 540,906 10,836,096 14,063,555 1,081,812 37,070,035
UltraPro MidCap400
.
83,364
444,606 555,758 55,576 1,113,363 1,444,972 111,152 3,808,791
UltraPro QQQ
.....
9,967,983
53,162,576 66,453,219 6,645,322 133,127,270 172,778,370 13,290,644 455,425,384
UltraPro Russell2000
.
469,386
2,503,392 3,129,239 312,924 6,268,877 8,136,021 625,848 21,445,687
UltraPro S&P500
®
...
3,347,964
17,855,810 22,319,763 2,231,976 44,713,695 58,031,382 4,463,952 152,964,542
UltraPro Short 20+ Year
Treasury
.......
1,373
7,323 9,155 915 18,339 23,802 1,831 62,738
UltraPro Short Dow30
SM
2,163,188
11,537,002 14,421,252 1,442,125 28,890,428 37,495,257 2,884,250 98,833,502
UltraPro Short
MidCap400
.....
44,459
237,112 296,391 29,639 593,766 770,616 59,278 2,031,261
UltraPro Short QQQ
.
7,105,211
37,894,459 47,368,076 4,736,807 94,893,559 123,156,994 9,473,615 324,628,721
UltraPro Short
Russell2000
.....
409,291
2,182,883 2,728,604 272,860 5,466,275 7,094,371 545,721 18,700,005
UltraPro Short S&P500
®
2,731,784
14,569,515 18,211,894 1,821,189 36,484,309 47,350,926 3,642,379 124,811,996
UltraShort 7-10 Year
Treasury
.......
278,744
1,486,637 1,858,295 185,830 3,722,768 4,831,567 371,659 12,735,500
UltraShort 20+ Year
Treasury
.......
1,298,579
6,925,753 8,657,193 865,719 17,343,152 22,508,698 1,731,438 59,330,532
UltraShort Consumer
Discretionary
....
17,538
93,540 116,925 11,692 234,239 304,006 23,385 801,325
UltraShort Consumer
Staples
........
4,897
26,118 32,647 3,265 65,403 84,884 6,529 223,743
UltraShort Dow30
SM
.
691,457
3,687,770 4,609,712 460,970 9,234,743 11,985,250 921,942 31,591,844
UltraShort Energy
...
180,610
963,258 1,204,072 120,407 2,412,148 3,130,590 240,815 8,251,900
UltraShort Financials
.
253,818
1,353,694 1,692,117 169,212 3,389,858 4,399,504 338,423 11,596,626
UltraShort FTSE China
50
...........
164,798
878,925 1,098,656 109,866 2,200,962 2,856,504 219,731 7,529,442
UltraShort FTSE Europe 60,308
321,646 402,057 40,206 805,451 1,045,350 80,412 2,755,430
UltraShort Health Care 3,637
19,399 24,249 2,425 48,578 63,047 4,850 166,185
UltraShort Industrials 29,421
156,912 196,140 19,615 392,933 509,964 39,228 1,344,213
UltraShort Materials
.
27,936
148,990 186,237 18,624 373,094 484,216 37,247 1,276,344
UltraShort MidCap400 18,090
96,482 120,602 12,060 241,604 313,565 24,120 826,523
UltraShort MSCI Brazil
Capped
........
144,168
768,894 961,116 96,112 1,925,430 2,498,904 192,223 6,586,847

NOTES TO FINANCIAL STATEMENTS :: AUGUST 31, 2024 (Unaudited) :: 189
PROSHARES TRUST
Fund Name
A
Bank of America
Securities,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(a)
Bank of America
Securities,
Inc.,  5.32%,
dated
08/30/2024 due
09/03/2024
(b)
Barclays Capital,
Inc.,  5.2%,
dated
08/30/2024 due
09/03/2024
(c)
Barclays Capital,
Inc.,  5.25%,
dated
08/30/2024 due
09/03/2024
(d)
Barclays Capital,
Inc.,  5.29%,
dated
08/30/2024 due
09/03/2024
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
8/30/2024 due
09/03/2024
(f)
ING Financial
Markets LLC,
5.3%, dated
08/30/2024 due
09/03/2024
(g)
Total
UltraShort MSCI EAFE $ 13,202
$ 70,408 $ 88,010 $ 8,801 $ 176,313 $ 228,826 $ 17,602 $ 603,162
UltraShort MSCI
Emerging Markets
.
85,216
454,483 568,105 56,810 1,138,097 1,477,072 113,621 3,893,404
UltraShort MSCI Japan 94,861
505,927 632,409 63,241 1,266,919 1,644,262 126,482 4,334,101
UltraShort Nasdaq
Biotechnology
...
56,437
301,000 376,250 37,625 753,750 978,250 75,250 2,578,562
UltraShort QQQ
....
1,903,229
10,150,552 12,688,191 1,268,819 25,418,546 32,989,296 2,537,638 86,956,271
UltraShort Real Estate 399,918
2,132,894 2,666,118 266,611 5,341,096 6,931,905 533,224 18,271,766
UltraShort Russell2000 440,407
2,348,837 2,936,047 293,605 5,881,851 7,633,721 587,209 20,121,677
UltraShort S&P500
®
.
2,091,298
11,153,592 13,941,989 1,394,199 27,930,310 36,249,172 2,788,398 95,548,958
UltraShort
Semiconductors
..
172,119
917,968 1,147,459 114,746 2,298,732 2,983,394 229,492 7,863,910
UltraShort SmallCap600 32,052
170,942 213,677 21,368 428,064 555,560 42,735 1,464,398
UltraShort Technology 52,610
280,585 350,732 35,073 702,628 911,902 70,146 2,403,676
UltraShort Utilities
..
11,616
61,951 77,438 7,744 155,135 201,339 15,488 530,711
$ 61,294,064 $ 326,901,672 $ 408,627,088 $ 40,862,708 $ 818,612,101 $ 1,062,430,419 $ 81,725,418 $ 2,800,453,470
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2024 as follows:
(a) U.S. Treasury Bonds, 1/31/2025 to 5/15/2051; U.S. Treasury Notes, 2.63% to 4%, due 5/31/2027 to 2/15/2034, which had an aggregate value at the Trust level of $76,499,999.
(b) U.S. Treasury Bonds, 0%, due 5/15/2032 to 2/15/2046; U.S. Treasury Notes, 0.63% to 4.88%, due 6/15/2025 to 7/15/2032, which had an aggregate value at the Trust level of $407,999,997.
(c) Treasury Bills, 0%, due 10/24/2024; U.S. Treasury Notes, 0.25%, due 9/30/2025, which had an aggregate value at the Trust level of
$510,000,044.
(d) U.S. Treasury Notes, 4.38%, due 11/30/2028, which had an aggregate value at the Trust level of $51,000,015.
(e) U.S. Treasury Notes, 1% to 4.13%, due 7/31/2028 to 3/31/2029, which had an aggregate value at the Trust level of $1,021,694,888.
(f) U.S. Treasury Bills, 0%, due 10/1/2024 to 1/30/2025; U.S. Treasury Bonds, 0% to 7.63%, due 1/15/2025 to 8/15/2054; U.S. Treasury Notes,
0.13% to 5.19%, due 10/31/2024 to 5/15/2034, which had an aggregate value at the Trust level of $1,326,000,009.
(g) U.S. Treasury Notes, 2%, due 2/15/2025, which had an aggregate value at the Trust level of $102,000,007.